      As filed with the Securities and Exchange Commission on May 7, 1997


                                                    File Nos. 33-52742; 811-7238
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933                  _

                          Pre-Effective Amendment No.          _
                        Post-Effective Amendment No. 12        X

                                     and/or
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                  _

                                Amendment No. 14               X

                        (Check appropriate box or boxes)

                            SUNAMERICA SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                              1 SunAmerica Center
                           Los Angeles, CA 90067-6022

               (Address of Principal Executive Office)(Zip Code)

       Registrant's telephone number, including area code: (800) 858-8850

                                Robert M. Zakem
                   Senior Vice President and General Counsel
                       SunAmerica Asset Management Corp.
                             The SunAmerica Center
                          733 Third Avenue - 3rd Floor
                            New York, NY  10017-3204
                    (Name and Address of Agent for Service)

                                    Copy to:

                             Susan L. Harris, Esq.
                                SunAmerica Inc.

                              1 SunAmerica Center

                          Los Angeles, CA  90067-6022



It is proposed that this filing will become effective (check appropriate box)
    immediately upon filing pursuant to paragraph (b)
---
 X  on May 14, 1997 pursuant to paragraph (b)
---

___ 60 days after filing pursuant to paragraph (a)
___ on (date) pursuant to paragraph (a) of Rule 485

                              --------------------

         The Registrant has elected to register an indefinite number of shares of beneficial interest, par value $.01 per share, under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice for the Registrant's fiscal year ended November 30, 1996 was filed on January 24, 1997.

================================================================================

                            SUNAMERICA SERIES TRUST

                             CROSS REFERENCE SHEET
                            Pursuant to Rule 481(b)
                        Under the Securities Act of 1933

PART A
Item No.     Registration Statement Caption                 Caption in Prospectus
      1.     Cover Page                                     Cover Page

      2.     Synopsis - Fee Table                                   *

      3.     Financial Highlights                           Financial Highlights

      4.     General Description of Registrant              The Trust, Its Investment
                                                            Objectives and Policies;
                                                            Description of Securities
                                                            and Investment Techniques

      5.     Management of the Fund                         Management

      6.     Capital Stock and Other Securities             Dividends, Distributions and
                                                            Federal Taxes; Shareholder
                                                            Voting Rights; Shareholder
                                                            Inquiries

      7.     Purchase of Securities Being Offered           Purchases and Redemptions

      8.     Redemption or Repurchase                       Purchases and Redemptions

      9.     Pending Legal Proceedings                              *


PART B                                                      Caption in Statement
Item No.     Registration Statement Caption                 of Additional Information

     10.     Cover Page                                     Cover Page

     11.     Table of Contents                              Table of Contents

     12.     General Information and History                The Trust

     13.     Investment Objectives and Policies             Investment Objectives and
                                                            Policies; Investment
                                                            Restrictions

     14.     Management of the Fund                         Trust Officers and Trustees

     15.     Contact Persons and Principal Holders          The Trust
             of Securities

     16.     Investment Advisory and Other Services         Investment Advisory and
                                                            Management Agreement;
                                                            Subadvisory Agreements;
                                                            General Information

     17.     Brokerage Allocation and Other Practices       Execution of Portfolio
                                                            Transactions

     18.     Capital Stock and Other Securities                     *

     19.     Purchase, Redemption and Pricing of            Price of Shares
             Securities Being Offered

     20.     Tax Status                                     Dividends, Distributions and Federal Taxes

     21.     Underwriters                                           *

     22.     Calculation of Performance Data                        *

     23.     Financial Statements                           Financial Statements


* Omitted from the Prospectus or Statement of Additional Information because the item is not applicable.

                                     PART C

         The information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                           PROSPECTUS -- MAY 14, 1997

================================================================================

                            SUNAMERICA SERIES TRUST

================================================================================

                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299

SunAmerica Series Trust ("Trust") is an open-end management investment company. The Trust consists of 21 Portfolios, each of which has its own investment objectives and policies.


The CASH MANAGEMENT PORTFOLIO seeks high current yield while preserving capital by investing in a diversified selection of money market instruments.



The CORPORATE BOND PORTFOLIO seeks a high total return with only moderate price risk by investing primarily in investment grade fixed-income securities.


The GLOBAL BOND PORTFOLIO seeks a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation, through investment in high quality fixed-income securities of U.S. and foreign issuers and through transactions in foreign currencies.

The HIGH-YIELD BOND PORTFOLIO seeks a high level of current income and secondarily seeks capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher-yielding, higher-risk, lower-rated or unrated securities.

The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation, by investing primarily in a portfolio of high-yielding fixed-income securities of issuers located throughout the world.

The SUNAMERICA BALANCED PORTFOLIO seeks to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds.

The BALANCED/PHOENIX INVESTMENT COUNSEL PORTFOLIO seeks reasonable income, long-term capital growth and conservation of capital by investing primarily in common stocks and fixed-income securities, with an emphasis on income-producing securities which appear to have some potential for capital enhancement.

The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with preservation of capital over the long-term through a diversified portfolio that can include common stocks and other securities having common stock characteristics, bonds and other intermediate and long-term fixed-income securities and money market instruments (debt securities maturing in one year or less) in any combination.

The UTILITY PORTFOLIO seeks high current income and moderate capital appreciation by investing primarily in the equity and debt securities of utility companies.

THE HIGH-YIELD BOND AND WORLDWIDE HIGH INCOME PORTFOLIOS INVEST PREDOMINANTLY IN, AND THE CORPORATE BOND, BALANCED/PHOENIX INVESTMENT COUNSEL, ASSET ALLOCATION, REAL ESTATE, INTERNATIONAL GROWTH AND INCOME AND EMERGING MARKETS PORTFOLIOS MAY INVEST IN, LOWER-RATED AND UNRATED BONDS (ALSO KNOWN AS "JUNK BONDS"). BONDS OF THIS TYPE ARE TYPICALLY SUBJECT TO GREATER MARKET FLUCTUATIONS AND RISK OF LOSS OF INCOME AND PRINCIPAL DUE TO DEFAULT BY THE ISSUER THAN ARE INVESTMENTS IN LOWER-YIELDING, HIGHER-RATED BONDS. SEE "DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES -- RISK FACTORS RELATING TO HIGH-YIELD BONDS" FOR A DISCUSSION OF THE RISKS ASSOCIATED WITH HIGH-YIELD, HIGH-RISK SECURITIES.


                                                  (Cover continued on next page)

                            ------------------------

INVESTMENTS IN A PORTFOLIO ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY OTHER ENTITY OR PERSON.

This Prospectus sets forth concisely the information a prospective investor should know before investing in the Trust. Please read it carefully and retain it for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated herein by reference. Further information about the performance of the Portfolios is contained in the Trust's Annual Report to Shareholders. The Annual Report to Shareholders and the Statement of Additional Information may be obtained upon request and without charge by writing to the Trust at the above address or by calling 1-800-445-SUN2.


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
   AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

(Cover continued from previous page)


The GROWTH-INCOME PORTFOLIO seeks growth of capital and income by investing primarily in common stocks or securities which demonstrate the potential for appreciation and/or dividends.

The FEDERATED VALUE PORTFOLIO seeks growth of capital and income by investing primarily in the securities of high quality companies.

The VENTURE VALUE PORTFOLIO seeks to achieve growth of capital by investing primarily in common stocks.

The ALLIANCE GROWTH, GROWTH/PHOENIX INVESTMENT COUNSEL and PUTNAM GROWTH PORTFOLIOS each seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics which the Adviser believes have the potential for appreciation.


The REAL ESTATE PORTFOLIO seeks to achieve total return through a combination of growth and income by investing primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.



The AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation by investing primarily in equity securities of small capitalization growth companies.



The INTERNATIONAL GROWTH AND INCOME PORTFOLIO seeks growth of capital with current income as a secondary objective by investing primarily in common stocks traded on markets outside the United States.


The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital through investment primarily in common stocks or securities of U.S. and foreign issuers with common stock characteristics which demonstrate the potential for appreciation and through transactions in foreign currencies.


The INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation by investing in accordance with country weightings determined by its subadviser in common stocks of foreign issuers which, in the aggregate, replicate broad country indices.



The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing mainly in the common stocks and other equity securities of companies that its subadviser believes have above-average growth prospects primarily in emerging markets outside the United States.


Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and may be sold to fund variable life contracts issued in the future. The contracts involve fees and expenses not described in this Prospectus. Certain Portfolios may not be available in connection with a particular contract. See the applicable contract prospectus for information regarding contract fees and expenses and any restrictions or limitations.

=========================================================
                               TABLE OF CONTENTS
=========================================================


 TOPIC                                     PAGE
 -----                                     ----
 FINANCIAL HIGHLIGHTS.....................   4
 THE TRUST, ITS INVESTMENT OBJECTIVES AND
   POLICIES...............................   7
       Cash Management Portfolio..........   8
       Corporate Bond Portfolio...........   8
       Global Bond Portfolio..............   9
       High-Yield Bond Portfolio..........  10
       Worldwide High Income Portfolio....  11
       SunAmerica Balanced Portfolio......  12
       Balanced/Phoenix Investment Counsel
       Portfolio..........................  13
       Asset Allocation Portfolio.........  14
       Utility Portfolio..................  14
       Growth-Income Portfolio............  15
       Federated Value Portfolio..........  15
       Venture Value Portfolio............  16
       Alliance Growth, Growth/Phoenix
       Investment Counsel and Putnam
       Growth Portfolios..................  17
       Real Estate Portfolio..............  17
       Aggressive Growth Portfolio........  18
       International Growth and Income
       Portfolio..........................  18
       Global Equities Portfolio..........  19
       International Diversified Equities
       Portfolio..........................  19
       Emerging Markets Portfolio.........  20
 DESCRIPTION OF SECURITIES AND INVESTMENT
   TECHNIQUES.............................  21
 MANAGEMENT...............................  31
 PORTFOLIO TURNOVER AND BROKERAGE.........
                                            37
 DIVIDENDS, DISTRIBUTIONS AND FEDERAL
   TAXES..................................  37
 PRICE OF SHARES..........................  39
 PURCHASES AND REDEMPTIONS................  39
 SHAREHOLDER VOTING RIGHTS................  39
 INDEPENDENT ACCOUNTANTS..................  40
 SHAREHOLDER INQUIRIES....................  40
 FINANCIAL INFORMATION....................  40

================================================================================
                              FINANCIAL HIGHLIGHTS
================================================================================


The following Financial Highlights for the Portfolios and periods set forth below have been audited by Price Waterhouse LLP, the Trust's independent accountants, whose report on the financial statements containing such information is included in the Trust's Annual Report to Shareholders. These Financial Highlights* should be read in conjunction with the financial statements and notes thereto, which are included in the Statement of Additional Information.


                                                                                   DIVIDENDS     DIVIDENDS
                                                      NET             TOTAL        DECLARED      FROM NET         NET
                      NET ASSET       NET           REALIZED           FROM        FROM NET      REALIZED        ASSET
                        VALUE       INVEST-       & UNREALIZED       INVEST-        INVEST-       GAIN ON        VALUE
                      BEGINNING       MENT       GAIN (LOSS) ON        MENT          MENT         INVEST-       END OF
   PERIOD ENDED       OF PERIOD     INCOME**      INVESTMENTS       OPERATIONS      INCOME         MENTS        PERIOD
========================================================================================================================
                                               Cash Management Portfolio
2/9/93-11/30/93        $ 10.00       $ 0.19          $ 0.01           $ 0.20        $    --       $    --       $ 10.20
11/30/94                 10.20         0.38           (0.02)            0.36          (0.09)           --         10.47
11/30/95                 10.47         0.56            0.01             0.57          (0.34)           --         10.70
11/30/96                 10.70         0.53           (0.02)            0.51          (0.45)           --         10.76
------------------------------------------------------------------------------------------------------------------------
                                                Corporate Bond Portfolio
7/1/93-11/30/93          10.00         0.14            0.05             0.19             --            --         10.19
11/30/94                 10.19         0.52           (0.87)           (0.35)         (0.05)        (0.04)         9.75
11/30/95                  9.75         0.60            1.00             1.60          (0.53)           --         10.82
11/30/96                 10.82         0.65            0.03             0.68          (0.41)           --         11.09
------------------------------------------------------------------------------------------------------------------------
                                                 Global Bond Portfolio
7/1/93-11/30/93          10.00         0.13            0.17             0.30             --            --         10.30
11/30/94                 10.30         0.53           (0.86)           (0.33)         (0.09)        (0.05)         9.83
11/30/95                  9.83         0.60            0.97             1.57          (0.38)           --         11.02
11/30/96                 11.02         0.59            0.54             1.13          (0.75)           --         11.40
------------------------------------------------------------------------------------------------------------------------
                                               High-Yield Bond Portfolio
2/9/93-11/30/93          10.00         0.76            0.36             1.12             --            --         11.12
11/30/94                 11.12         1.20           (1.65)           (0.45)         (0.29)        (0.06)        10.32
11/30/95                 10.32         1.11            0.12             1.23          (1.02)           --         10.53
11/30/96                 10.53         0.98            0.48             1.46          (0.95)           --         11.04
------------------------------------------------------------------------------------------------------------------------
                                            Worldwide High Income Portfolio
10/28/94-11/30/94        10.00         0.04           (0.09)           (0.05)            --            --          9.95
11/30/95                  9.95         1.10            0.47             1.57          (0.10)           --         11.42
11/30/96                 11.42         1.25            1.60             2.85          (0.87)        (0.05)        13.35
------------------------------------------------------------------------------------------------------------------------
                                             SunAmerica Balanced Portfolio
6/3/96-11/30/96          10.00         0.10            1.03             1.13             --            --         11.13
========================================================================================================================


                                    NET                       RATIO OF NET
                                   ASSETS       RATIO OF       INVESTMENT
                                   END OF       EXPENSES         INCOME                        AVERAGE
                      TOTAL        PERIOD      TO AVERAGE      TO AVERAGE      PORTFOLIO     COMMISSION
   PERIOD ENDED     RETURN***     (000'S)      NET ASSETS      NET ASSETS      TURNOVER      PER SHARE@
--------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

2/9/93-11/30/93       2.00%       $ 24,603        0.71%+++         2.53%+++        --%             N/A
11/30/94               3.51         89,098        0.70++           3.73++          --              N/A
11/30/95               5.59         90,731        0.67             5.32            --              N/A
11/30/96               4.92         91,247        0.62             4.90            --              N/A
------------------------------------------------------------------------------------------------------------------------

7/1/93-11/30/93        1.90         11,667        0.94+++          3.92+++        208              N/A
11/30/94              (3.41)        15,869        0.94++           5.21++         419              N/A
11/30/95              17.01         29,475        0.96++           5.93++         412              N/A
11/30/96               6.51         37,207        0.97             6.11           338              N/A
------------------------------------------------------------------------------------------------------------------------

7/1/93-11/30/93        3.00         25,010        1.35+++          3.56+++         84              N/A
11/30/94              (3.18)        44,543        1.06             5.29           347              N/A
11/30/95              16.40         59,759        0.95             5.89           339              N/A
11/30/96              10.94         68,221        0.89             5.44           223              N/A
------------------------------------------------------------------------------------------------------------------------

2/9/93-11/30/93       11.20         41,851        0.94+++          9.43+++        229              N/A
11/30/94              (4.26)        55,803        0.92++          11.07++         225              N/A
11/30/95              12.64         82,174        0.80            10.80           174              N/A
11/30/96              14.86        113,229        0.77             9.41           107              N/A
------------------------------------------------------------------------------------------------------------------------

10/28/94-11/30/94     (0.50)        10,478        1.60+++          4.48+++          2              N/A
11/30/95              16.02         21,515        1.30            10.46           176              N/A
11/30/96              26.87         49,204        1.18            10.45           177              N/A
------------------------------------------------------------------------------------------------------------------------

6/3/96-11/30/96       11.30         10,224        1.00+++          1.92+++         40           0.0600
========================================================================================================================
   * Calculated based upon average shares outstanding
  ** After fee waivers and expense reimbursements by the investment adviser
 *** Does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company and First
     SunAmerica Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.
   @ The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased or sold.
   + Annualized
  ++ During the periods ended November 30, 1993, 1994, 1995 and 1996, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:



                                                                    EXPENSES                         NET INVESTMENT INCOME
                                                         -------------------------------       ----------------------------------
                                                         ----------------------                ------------------------
                                                         1993     1994     1995     1996       1993     1994      1995      1996
     ------------------------------------------------------------------------------------------------------------------------
     Cash Management Portfolio........................   1.10%    0.78%    0.67%    0.62%      2.14%     3.65%     5.32%     4.90%
     Corporate Bond Portfolio.........................   1.81     1.09     0.97     0.97       3.05      5.06      5.92      6.11
     Global Bond Portfolio............................   1.81     1.06     0.95     0.89       3.10      5.29      5.89      5.44
     High-Yield Bond Portfolio........................   1.29     0.93     0.80     0.77       9.08     11.06     10.80      9.41
     Worldwide High Income Portfolio..................     --     2.26     1.30     1.18         --      3.82     10.46     10.45
     SunAmerica Balanced Portfolio....................     --       --       --     1.43         --        --        --      1.49
     ------------------------------------------------------------------------------------------------------------------------


                                                                       DEBT            AVERAGE          AVERAGE         AVERAGE
                                                       YEAR        OUTSTANDING          DEBT            SHARES            DEBT
                                                      ENDED        AT YEAR END       OUTSTANDING      OUTSTANDING      PER SHARE
     --------------------------------------------------------------------------------------------------------------------------
     Worldwide High Income Portfolio..............   11/30/96           --            $ 120,656        3,085,308        $ 0.0391
     ==========================================================================================================================

The following Financial Highlights for the Portfolios and periods set forth below have been audited by Price Waterhouse LLP, the Trust's independent accountants, whose report on the financial statements containing such information is included in the Trust's Annual Report to Shareholders. These Financial Highlights* should be read in conjunction with the financial statements and notes thereto, which are included in the Statement of Additional Information.


                                                                                   DIVIDENDS     DIVIDENDS
                                      NET             NET             TOTAL        DECLARED      FROM NET         NET
                      NET ASSET     INVEST-         REALIZED           FROM        FROM NET      REALIZED        ASSET
                        VALUE         MENT        & UNREALIZED       INVEST-        INVEST-       GAIN ON        VALUE
                      BEGINNING      INCOME      GAIN (LOSS) ON        MENT          MENT         INVEST-       END OF
   PERIOD ENDED       OF PERIOD     (LOSS)**      INVESTMENTS       OPERATIONS      INCOME         MENTS        PERIOD
========================================================================================================================

                                     Balanced/Phoenix Investment Counsel Portfolio
10/28/94-11/30/94      $ 10.00       $ 0.04          $(0.08)          $(0.04)       $    --       $    --       $  9.96
11/30/95                  9.96         0.34            2.23             2.57          (0.05)           --         12.48
11/30/96                 12.48         0.34            1.31             1.65          (0.19)        (0.31)        13.63
------------------------------------------------------------------------------------------------------------------------

                                               Asset Allocation Portfolio
7/1/93-11/30/93          10.00         0.08            0.28             0.36             --            --         10.36
11/30/94                 10.36         0.29           (0.25)            0.04          (0.05)        (0.03)        10.32
11/30/95                 10.32         0.42            2.24             2.66          (0.20)        (0.04)        12.74
11/30/96                 12.74         0.48            2.00             2.48          (0.31)        (0.39)        14.52
------------------------------------------------------------------------------------------------------------------------

                                                   Utility Portfolio
6/3/96-11/30/96          10.00         0.24            0.51             0.75             --            --         10.75
------------------------------------------------------------------------------------------------------------------------

                                                Growth-Income Portfolio
2/9/93-11/30/93          10.00         0.12            0.49             0.61             --            --         10.61
11/30/94                 10.61         0.13           (0.36)           (0.23)         (0.04)        (0.01)        10.33
11/30/95                 10.33         0.17            3.31             3.48          (0.10)           --         13.71
11/30/96                 13.71         0.18            3.48             3.66          (0.12)        (0.43)        16.82
------------------------------------------------------------------------------------------------------------------------

                                               Federated Value Portfolio
6/3/96-11/30/96          10.00         0.07            1.01             1.08             --            --         11.08
------------------------------------------------------------------------------------------------------------------------

                                                Venture Value Portfolio
10/28/94-11/30/94        10.00         0.03           (0.25)           (0.22)            --            --          9.78
11/30/95                  9.78         0.17            3.55             3.72          (0.03)           --         13.47
11/30/96                 13.47         0.18            3.46             3.64          (0.09)        (0.12)        16.90
========================================================================================================================


                                    NET                       RATIO OF NET
                                   ASSETS       RATIO OF       INVESTMENT
                                   END OF       EXPENSES         INCOME                       AVERAGE
                      TOTAL        PERIOD      TO AVERAGE      TO AVERAGE      PORTFOLIO     COMMISSION
   PERIOD ENDED     RETURN***     (000'S)      NET ASSETS      NET ASSETS      TURNOVER      PER SHARE@
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

10/28/94-11/30/94     (0.40)%      $ 1,516        1.00%+++         4.25%+++        10%            N/A
11/30/95              25.89         32,429        0.98++           3.08++         153             N/A
11/30/96              13.75         70,021        0.84             2.74           194          0.0589
------------------------------------------------------------------------------------------------------------------------

7/1/93-11/30/93        3.60         35,590        0.99+++          2.33+++         71             N/A
11/30/94               0.30        106,856        0.94++           2.71++         152             N/A
11/30/95              26.10        199,836        0.81             3.62           207             N/A
11/30/96              20.27        316,388        0.74             3.66           200          0.0587
------------------------------------------------------------------------------------------------------------------------

6/3/96-11/30/96        7.50          6,299        1.05+++          4.41+++         24          0.0439
------------------------------------------------------------------------------------------------------------------------

2/9/93-11/30/93        6.10         45,080        0.82+++          1.59+++         27             N/A
11/30/94              (2.20)        84,899        0.81++           1.26++          59             N/A
11/30/95              33.89        171,281        0.77             1.42            59             N/A
11/30/96              27.41        325,463        0.72             1.21            82          0.0597
------------------------------------------------------------------------------------------------------------------------

6/3/96-11/30/96       10.80         12,460        1.05+++          1.26+++         30          0.0520
------------------------------------------------------------------------------------------------------------------------

10/28/94-11/30/94     (2.20)         4,449        1.10+++          3.93+++         --             N/A
11/30/95              38.17        154,908        1.00++           1.43++          18             N/A
11/30/96              27.44        516,413        0.85             1.21            22          0.0598
========================================================================================================================
   * Calculated based upon average shares outstanding
  ** After fee waivers and expense reimbursements by the investment adviser
 *** Does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company and First
     SunAmerica Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.
   @ The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased or sold.
   + Annualized
  ++ During the periods ended November 30, 1993, 1994, 1995 and 1996, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:


                                                                EXPENSES                      NET INVESTMENT INCOME (LOSS)
                                                     -------------------------------       ----------------------------------
                                                     1993     1994     1995     1996       1993     1994      1995      1996
------------------------------------------------------------------------------------------------------------------------------
Balanced/Phoenix Investment Counsel Portfolio.....     --%    6.82%    1.11%    0.84%        --%    (1.57)%    2.95%     2.74%
Asset Allocation Portfolio........................   1.67     0.94     0.81     0.74       1.65      2.71      3.62      3.66
Utility Portfolio.................................     --       --       --     1.93         --        --        --      3.53
Growth-Income Portfolio...........................   1.40     0.89     0.77     0.72       1.01      1.18      1.42      1.21
Federated Value Portfolio.........................     --       --       --     1.57         --        --        --      0.74
Venture Value Portfolio...........................     --     3.89     1.02     0.85         --      1.14      1.41      1.21
==============================================================================================================================

The following Financial Highlights for the Portfolios and periods set forth below have been audited by Price Waterhouse LLP, the Trust's independent accountants, whose report on the financial statements containing such information is included in the Trust's Annual Report to Shareholders. These Financial Highlights* should be read in conjunction with the financial statements and notes thereto, which are included in the Statement of Additional Information.


                                                                                   DIVIDENDS     DIVIDENDS
                                      NET             NET             TOTAL        DECLARED      FROM NET
                      NET ASSET     INVEST-         REALIZED           FROM        FROM NET      REALIZED      NET ASSET
                        VALUE         MENT        & UNREALIZED       INVEST-        INVEST-       GAIN ON        VALUE
                      BEGINNING      INCOME      GAIN (LOSS) ON        MENT          MENT         INVEST-       END OF
   PERIOD ENDED       OF PERIOD     (LOSS)**      INVESTMENTS       OPERATIONS      INCOME         MENTS        PERIOD
========================================================================================================================

                                               Alliance Growth Portfolio
2/9/93-11/30/93        $ 10.00       $ 0.05          $ 0.87           $ 0.92        $    --       $    --       $ 10.92
11/30/94                 10.92         0.04           (0.14)           (0.10)         (0.01)        (0.17)        10.64
11/30/95                 10.64         0.07            5.08             5.15          (0.03)        (0.13)        15.63
11/30/96                 15.63         0.08            4.07             4.15          (0.04)        (1.01)        18.73
------------------------------------------------------------------------------------------------------------------------

                                      Growth/Phoenix Investment Counsel Portfolio
2/9/93-11/30/93          10.00         0.17            0.61             0.78             --            --         10.78
11/30/94                 10.78         0.16           (0.87)           (0.71)         (0.06)           --         10.01
11/30/95                 10.01         0.12            3.14             3.26          (0.13)           --         13.14
11/30/96                 13.14         0.11            2.16             2.27          (0.11)        (0.91)        14.39
------------------------------------------------------------------------------------------------------------------------

                                             Provident Growth Portfolio****
2/9/93-11/30/93          10.00         0.02            0.02             0.04             --            --         10.04
11/30/94                 10.04         0.03           (0.01)            0.02          (0.01)           --         10.05
11/30/95                 10.05        (0.01)           3.09             3.08          (0.03)           --         13.10
11/30/96                 13.10           --            2.61             2.61             --            --         15.71
------------------------------------------------------------------------------------------------------------------------

                                              Aggressive Growth Portfolio
6/3/96-11/30/96          10.00         0.02            0.34             0.36             --            --         10.36
------------------------------------------------------------------------------------------------------------------------

                                               Global Equities Portfolio
2/9/93-11/30/93          10.00         0.03            0.96             0.99             --            --         10.99
11/30/94                 10.99         0.05            0.71             0.76          (0.01)        (0.07)        11.67
11/30/95                 11.67         0.12            1.64             1.76          (0.08)        (0.29)        13.06
11/30/96                 13.06         0.14            2.19             2.33          (0.14)        (0.33)        14.92
------------------------------------------------------------------------------------------------------------------------

                                      International Diversified Equities Portfolio

10/28/94-11/30/94        10.00         0.01           (0.23)           (0.22)            --            --          9.78
11/30/95                  9.78         0.07            0.38             0.45          (0.08)           --         10.15
11/30/96                 10.15         0.05            1.43             1.48          (0.26)           --         11.37
========================================================================================================================


                                    NET                       RATIO OF NET
                                   ASSETS       RATIO OF       INVESTMENT
                                   END OF       EXPENSES         INCOME                        AVERAGE
                      TOTAL        PERIOD      TO AVERAGE      TO AVERAGE      PORTFOLIO     COMMISSION
   PERIOD ENDED     RETURN***     (000'S)      NET ASSETS      NET ASSETS      TURNOVER      PER SHARE @
========================================================================================================================

2/9/93-11/30/93        9.20%      $ 23,256        0.82%+++         0.61%+++        73%             N/A
11/30/94              (0.93)        52,213        0.82++           0.37++         146              N/A
11/30/95              48.91        167,870        0.79             0.51           138              N/A
11/30/96              28.05        381,367        0.71             0.51           121           0.0649
------------------------------------------------------------------------------------------------------------------------

2/9/93-11/30/93        7.80         65,032        0.82+++          2.20+++        165              N/A
11/30/94              (6.64)       104,194        0.81++           1.52++         211              N/A
11/30/95              32.92        149,910        0.76             1.01           229              N/A
11/30/96              18.40        186,368        0.74             0.82           164           0.0534
------------------------------------------------------------------------------------------------------------------------

2/9/93-11/30/93        0.40         42,911        0.97+++          0.32+++         40              N/A
11/30/94               0.19         75,342        0.96+++          0.31+++         54              N/A
11/30/95              30.66        115,276        0.93           (0.05)            52              N/A
11/30/96              19.92        160,073        0.90           (0.02)            63           0.0443
------------------------------------------------------------------------------------------------------------------------

6/3/96-11/30/96        3.60         35,124        1.05+++          0.46+++         47           0.0600
------------------------------------------------------------------------------------------------------------------------

2/9/93-11/30/93        9.90         43,737        1.50+++          0.38+++         58              N/A
11/30/94               6.87        136,758        1.28             0.42            67              N/A
11/30/95              15.58        165,752        1.14             1.02           106              N/A
11/30/96              18.21        246,482        1.03             1.04            70           0.0256
------------------------------------------------------------------------------------------------------------------------

10/28/94-11/30/94     (2.20)        12,438        1.70+++          1.60+++         --              N/A
11/30/95               4.63         48,961        1.70++           0.76++          52              N/A
11/30/96              14.85        157,008        1.59             0.47            53           0.0023
========================================================================================================================


   * Calculated based upon average shares outstanding
  ** After fee waivers and expense reimbursements by the investment adviser
 *** Does not reflect expenses that apply to the separate accounts of Anchor
     National Life Insurance Company and First SunAmerica Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.
  @ The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased or sold.
**** Currently, the Putnam Growth Portfolio.
   + Annualized

   ++ During the periods ended November 30, 1993, 1994, 1995 and 1996, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                EXPENSES                        NET INVESTMENT INCOME (LOSS)
                                                   ----------------------------------      --------------------------------------
                                                   1993      1994      1995      1996      1993       1994       1995       1996
     ---------------------------------------------------------------------------------------------------------------------------
     Alliance Growth Portfolio..................   1.56%     0.96%     0.79%     0.71%     (0.13)%     0.23%      0.51%      0.51%
     Growth/Phoenix Investment Counsel
      Portfolio.................................   1.28      0.87      0.76      0.74       1.74       1.46       1.01       0.82
     Provident Growth Portfolio****.............   1.46      1.05      0.93      0.90      (0.17)      0.22      (0.05)     (0.02)
     Aggressive Growth Portfolio................     --        --        --      1.09         --         --         --       0.42
     Global Equities Portfolio..................   2.52      1.28      1.14      1.03      (0.64)      0.42       1.02       1.04
     International Diversified Equities
      Portfolio.................................     --      3.50      2.09      1.59         --      (0.20)      0.37       0.47
     ===========================================================================================================================


**** Currently, the Putnam Growth Portfolio.

=========================================================
               THE TRUST, ITS INVESTMENT OBJECTIVES AND POLICIES
=========================================================

The Trust, organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. It was established to provide a funding medium for certain annuity contracts issued by the Anchor National Life Insurance Company and First SunAmerica Life Insurance Company (collectively referred to as the "Life Companies").


The Trust issues 21 separate series of shares ("Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees may establish additional series in the future. The current Portfolios are the Cash Management Portfolio, Corporate Bond Portfolio, Global Bond Portfolio, High-Yield Bond Portfolio, Worldwide High Income Portfolio, SunAmerica Balanced Portfolio, Balanced/Phoenix Investment Counsel Portfolio, Asset Allocation Portfolio, Utility Portfolio, Growth-Income Portfolio, Federated Value Portfolio, Venture Value Portfolio, Alliance Growth Portfolio, Growth/Phoenix Investment Counsel Portfolio, Putnam Growth Portfolio, Aggressive Growth Portfolio, International Growth and Income Portfolio, Real Estate Portfolio, Global Equities Portfolio, International Diversified Equities Portfolio, and Emerging Markets Portfolio. All shares may be purchased or redeemed by the Accounts at net asset value without any sales or redemption charge.



SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), an indirect, wholly owned subsidiary of Anchor National Life Insurance Company, serves as investment adviser for all the Portfolios of the Trust. (See "Management.") Some Portfolios benefit from discretionary advisory services provided by separate registered investment advisers (each a "Subadviser"). Alliance Capital Management L.P. ("Alliance") serves as subadviser for the Global Equities, Alliance Growth and Growth-Income Portfolios; Davis Selected Advisers, L.P. ("Davis Selected") serves as subadviser for the Venture Value and Real Estate Portfolios; Federated Investment Counseling ("Federated") serves as subadviser for the Corporate Bond, Federated Value and Utility Portfolios; Goldman Sachs Asset Management ("GSAM") serves as subadviser for the Asset Allocation Portfolio; Goldman Sachs Asset Management International ("GSAM-International") serves as subadviser for the Global Bond Portfolio; Morgan Stanley Asset Management Inc. ("MSAM") serves as subadviser for the International Diversified Equities and Worldwide High Income Portfolios; Phoenix Investment Counsel, Inc. ("Phoenix") serves as subadviser for the Growth/Phoenix Investment Counsel and Balanced/Phoenix Investment Counsel Portfolios; and Putnam Investment Management, Inc. ("Putnam") serves as subadviser for the Putnam Growth, International Growth and Income and Emerging Markets Portfolios. There is no subadviser for the Cash Management, High-Yield Bond, SunAmerica Balanced, or Aggressive Growth Portfolios. SAAMCo performs all investment advisory services for these Portfolios.


Each Portfolio has investment objectives and certain policies as described in this Prospectus. There can be no guarantee that any Portfolio's investment objectives will be met or that the net return on an investment in a Portfolio will exceed that which could have been obtained through other investment or savings vehicles. Investors should carefully review the investment objectives and policies of a Portfolio and consider their ability to assume the risks involved before making an investment in a Portfolio. Each Portfolio also has certain fundamental investment restrictions, which are described in the Statement of Additional Information. A Portfolio's fundamental investment restrictions may not be changed without a majority of the outstanding voting securities of that Portfolio. See "Shareholder Voting Rights." All other investment practices may be changed without a vote of the shareholders.


The Global Bond, Worldwide High Income and International Diversified Equities Portfolios are organized as separate "non-diversified" portfolios of the Trust (as such term is defined under the Investment Company Act of 1940, as amended, (the "1940 Act")); subject, however, to certain tax diversification requirements. See "Dividends, Distributions and Federal Taxes." Each of the Utility and Real Estate Portfolios intend to concentrate its investments in the industry stated in its name, which means that each Portfolio intends to invest at least 25% of its total assets in the securities of such industry.


The Portfolios' investment objectives are discussed below. Please also refer, however, to the section captioned "Description of Securities and Investment Techniques" for a more detailed description of the characteristics and risks associated with the types of securities in which the various Portfolios may invest. Reference is also made in the following sections to ratings assigned to certain types of securities by Standard & Poor's Rating Services, a Division of the McGraw Hill Companies, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors

Service, Inc. ("Fitch"), Duff & Phelps Credit Rating Co. ("Duff & Phelps") and Thomson BankWatch, Inc., recognized independent securities ratings institutions. References to the particular ratings categories of the securities in which a Portfolio may invest should be read to include unrated securities deemed by the Adviser or Subadviser to be of comparable quality to the rated securities in such categories. A description of the ratings categories assigned by S&P, Moody's, Fitch, Thompson BankWatch and Duff & Phelps is contained in the Statement of Additional Information.



CASH MANAGEMENT PORTFOLIO


The Cash Management Portfolio seeks high current yield while preserving capital by investing in a diversified selection of money market instruments including corporate bonds and notes; commercial bank obligations; securities of the U.S. government, its agencies and instrumentalities; commercial paper and savings association obligations. These securities mature in one year or less. The Cash Management Portfolio also may enter into repurchase agreements and firm commitment agreements and purchase when-issued securities. See "Description of Securities and Investment Techniques."

The Cash Management Portfolio invests only in securities determined, in accordance with procedures established by the Trust's Board of Trustees, to present minimal credit risks. It is the current policy to invest only in instruments rated in the highest rating category by Moody's and S&P (for example, commercial paper rated P-1 and A-1 by Moody's and S&P, respectively) or in instruments that are issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities as to the payment of principal and interest, or in other instruments rated in the highest two categories by either Moody's or S&P, provided the issuer has commercial paper rated in the highest rating category by Moody's and S&P.

Although investments in the Cash Management Portfolio should present minimal market risk because the investments of the Portfolio consists of only short-term debt obligations, an investment in this Portfolio is subject to the risks of declining interest rates and the economy as a whole. Also, the return on an investment in the Cash Management Portfolio would not be the same as the return on an investment in a money market fund available directly to the public even where yields are equivalent, due to fees imposed at the variable annuity contract level.


CORPORATE BOND PORTFOLIO



The Corporate Bond Portfolio seeks a high total return with only moderate price risk by investing primarily in investment grade fixed-income securities. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in investment grade debt securities (i.e., those rated at the time of purchase within the four highest grades assigned by Moody's (Aaa, Aa, A or Baa) or by S&P (AAA, AA, A or BBB)), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (including mortgage-backed securities) or repurchase agreements collateralized by such investment grade or U.S. government securities. In addition, under normal circumstances, the Portfolio will invest at least 65% of the value of its total assets, taken at market value at the time of investment, in corporate debt securities, including asset-backed securities and privately placed debt securities, of domestic and foreign issuers. Certain fixed rate obligations in which the Portfolio invests may involve equity characteristics. The Portfolio may, for example, invest in unit offerings that combine fixed rate securities and common stock or common stock equivalents such as warrants, rights and options. These may be purchased by the Portfolio only when the debt security meets the Portfolio's investment criteria and the value of the equity security or equity equivalent is relatively small. If the equity security or equity equivalent becomes valuable it will ordinarily be sold rather than exercised in the case of warrants, rights or options. It is anticipated that no more than 10% of the assets of the Portfolio will constitute equity securities or equity equivalents regardless of how such securities were acquired. To the extent that such securities are acquired, there may be some additional investment risk and countervailing opportunity, depending upon the extent to which the common stock price fluctuates.



Up to 35% of the Portfolio's total assets may be invested in the following: other types of debt securities, including those rated below investment grade, zero-coupon bonds, pay-in-kind securities, and units consisting of bonds and equity equivalents; commercial paper rated at the time of purchase P-1 by Moody's or A-1 by S&P; obligations of banks having total assets in excess of $1 billion; and preferred stocks (including those rated below investment grade, convertible into, or carrying warrants to purchase, common stocks or other equity interests).



The Portfolio will generally invest in debt securities and preferred stocks rated below investment grade only to the extent that the Subadviser believes that lower credit quality of such securities is offset by more attractive yields. There is no limit with respect to the rating categories for securities in which the Portfolio may invest. The weighted average ratings by S&P as a percentage of all bonds held by the Portfolio during the fiscal year ended November 30, 1996 were: "AAA" 21.2%; "AA" 10.0%; "A" 20.0%; "BBB" 26.6%; "BB" 9.9%; and "B" 12.3%. See "Description
of Securities and Investment Techniques -- Corporate Debt Instruments -- Lower Grade" for a description of lower-rated securities.



The Portfolio may invest in high quality short-term money market instruments denominated in U.S. dollars, including repurchase agreements, which are also authorized for purchase by the Cash Management Portfolio. The Portfolio may enter into "dollar rolls" in which the Portfolio sells mortgage or other asset-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same types, coupons and maturity) securities on a specified future date. The Portfolio may also invest in synthetic or derivative instruments based on permitted investments, including futures contracts, options, interest-rate swaps, mortgage swaps and interest-rate caps, floors and collars.



GLOBAL BOND PORTFOLIO


The investment objective of the Global Bond Portfolio is to provide investors with a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation. Under normal circumstances, the Portfolio will seek to meet its investment objective by pursuing investment opportunities in foreign and domestic high quality fixed-income securities markets and by engaging in currency transactions to enhance returns and for the purpose of hedging its investments. High quality securities are defined as securities which have ratings of at least AA by S&P or Aa by Moody's ("High Quality Ratings").


The fixed-income securities in which the Portfolio may invest include: (i) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and custodial receipts thereof; (ii) securities issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies or instrumentalities or by multiple governmental entities (i.e., international organizations designated or supported by governmental entities to promote economic reconstruction or development, such as the World
Bank) rated A or better by S&P or Moody's, provided that the obligations are denominated in the issuer's own currency; (iii) corporate debt securities having at least one High Quality Rating or, if unrated, determined by the Subadviser to be of comparable credit quality; (iv) certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks (including U.S. or foreign branches of U.S. banks or U.S. or foreign branches of foreign banks) having total assets of more than $1 billion and determined by the Subadviser to be of comparable credit quality to securities with a High Quality Rating; (v) commercial paper rated A-1 or better by S&P, P-1 or better by Moody's, Fitch-1 or better by Fitch, or Duff 1 or better by Duff & Phelps or, if not rated, issued by U.S. or foreign companies having outstanding debt securities with a high quality rating and determined by the Subadviser to be of comparable credit quality to securities with a high quality rating; and (vi) mortgage-related and asset-backed securities having at least one High Quality Rating.


Although the Portfolio may invest in securities satisfying the minimum credit quality criteria prescribed above, the Portfolio generally intends to invest at least 50% of its total assets in securities having the highest applicable credit quality rating. Currently, most of the foreign securities that meet the Portfolio's credit quality standards are likely to be securities issued by foreign governments. The debt securities in which the Portfolio will invest may have fixed, variable or floating interest rates.

In selecting securities for the Portfolio, the Subadviser will consider such factors as the security's duration, sector and credit quality rating as well as the security's yield and prospects for capital appreciation. It is expected that the Portfolio will use currency transactions both to enhance returns for a given level of risk and to hedge its exposure to foreign currencies. While the Portfolio will have both long and short currency positions, neither its net long foreign currency exposure nor its net short foreign currency exposure will exceed the value of the Portfolio's total assets.

Under normal circumstances, the Portfolio will maintain a dollar-weighted average duration of not more than 7.5 years. However, the Portfolio is not subject to any limitation with respect to the average maturity of its Portfolio or the individual securities in which the Portfolio may invest. Duration represents the weighted average maturity of expected cash flows on a debt obligation, discounted to present value. Maturity measures only the time until final payment is due on a bond or other debt security; it takes no account of the pattern of a security's cash flows over time. In computing the duration of its portfolio, the Subadviser will have to estimate the duration of debt obligations that are subject to prepayment or redemption by the issuer. The Portfolio may use various techniques to shorten or lengthen its dollar-weighted average duration, including the acquisition of debt obligations at a premium or discount, transactions in options, futures contracts, options on futures and interest-rate swaps, caps and floors. The Portfolio may also invest in mortgage-related securities and enter into dollar rolls.

It is expected that the Portfolio will employ certain active currency and interest-rate management techniques involving risks different from those associated with investing solely in dollar-denominated fixed-income securities of U.S. issuers. Such active management techniques include transactions in options (including yield curve options), futures and options on futures, forward foreign currency exchange contracts, currency options and futures, currency and interest-rate swaps and floors, caps and collars. The aggregate amount of the Portfolio's net currency exposure will not exceed its total asset value. However, to the extent that the Portfolio is fully invested in fixed-income securities while also maintaining currency positions, it may be exposed to greater combined risk. The Portfolio's net currency positions may expose it to risks independent of its securities positions.


The Portfolio will, under normal market conditions, have at least 30% of its total assets, adjusted to reflect the Portfolio's net exposure after giving effect to currency transactions and positions, denominated in U.S. dollars. The Portfolio may, for temporary defensive purposes (such as when instability or unfavorable conditions exist in foreign countries), invest 100% of its total assets in U.S. dollar-denominated securities or securities of U.S. issuers.


Because the securities markets in each of Canada, Germany, Japan and the United Kingdom are highly developed, liquid and subject to extensive regulation, the Global Bond Portfolio may invest up to 35% of its total assets in the securities of corporate and government issuers located in any one of such countries. Concentration of the Portfolio's investments in such issuers will subject the Portfolio to the risks of adverse social, political or economic events which may occur in those countries.

Investment in foreign securities involves special risks. See "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers."


HIGH-YIELD BOND PORTFOLIO


The primary investment objective of the High-Yield Bond Portfolio is a high level of current income; its secondary investment objective is capital appreciation. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in high-yield bonds. Subject to this requirement the Portfolio may maintain assets in cash or cash equivalents, including commercial bank obligations (certificates of deposit; bankers' acceptances, which are time drafts on a commercial bank for which the bank accepts an irrevocable obligation to pay at maturity; and demand or time deposits), commercial paper (short-term notes issued by corporations or governmental bodies) and obligations issued or guaranteed by the U.S. government. These "high-yield" bonds, commonly referred to as "junk bonds," typically are subject to greater market fluctuations and risk of loss of income and principal due to default by the issuer than are investments in lower-yielding, higher-rated bonds. Further, a substantial portion of the Portfolio's assets will generally be invested in long-term (over 10 years to maturity) and intermediate-term (3 to 10 years to maturity) fixed-income securities, with emphasis on higher-yielding, higher-risk, lower-rated or unrated corporate bonds.


High-yield, high-risk bonds generally include any bonds that are rated Ba or below by Moody's or BB or below by S&P. Bonds rated Ba or BB or below are considered speculative. The Portfolio may invest without limitation in bonds rated as low as Ca by Moody's or C by S&P (or unrated but considered by the Adviser of equivalent quality). In addition, the Portfolio may invest up to 10% of its total assets in bonds rated C by Moody's or D by S&P. The weighted average ratings by Moody's as a percentage of all bonds held by the Portfolio during the fiscal year ended November 30, 1996 were: "Ba" 8.0%; "B" 86.3%; and "Caa" 4.4%; and the balance 1.3% in unrated bonds which the adviser deemed comparable to "Caa" rating. See "Description of Securities and Investment Techniques -- Corporate Debt Instruments -- Lower Grade" and "Description of Securities and Investment Techniques -- Risk Factors Relating to High-Yield Bonds" for a more detailed description of these securities.


In pursuing its secondary investment objective of capital appreciation, the Portfolio may purchase high-yield bonds that are expected by the Adviser to increase in value due to improvements in their credit quality or ratings or anticipated declines in interest rates. In addition, the Portfolio may invest for this purpose up to 25% of its assets in equity securities, such as common stocks, or other securities having common stock characteristics. Securities designated as having "common stock" characteristics include, but are not limited to, securities convertible into or exchangeable for common stock. Such securities normally will be purchased as part of a unit with fixed-income securities or when an unusual opportunity for capital appreciation is perceived due to anticipated improvement in the issuer's credit quality or ratings. The Portfolio also may purchase or hold warrants or rights.

Up to 25% of the Portfolio's assets may be invested in securities of foreign issuers, which are generally denominated in currencies other than the U.S. dollar. The Portfolio also has the ability to hold a portion of its assets in foreign currencies and to enter into forward foreign currency exchange contracts, currency options, currency and financial futures contracts, and options on such futures contracts. The Portfolio may enter into repurchase agreements and firm commitment agreements and may purchase securities on a when-issued basis. Investment in foreign securities also involves special risks. See "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers."


WORLDWIDE HIGH INCOME PORTFOLIO


The investment objective of the Worldwide High Income Portfolio is high current income and, secondarily, capital appreciation, by investing primarily in a portfolio of high-yielding fixed-income securities of issuers located throughout the world. The Portfolio seeks to achieve its investment objective by allocating its assets among any or all of three investment sectors: U.S. corporate lower-rated and unrated debt securities, emerging country debt securities and global fixed-income securities offering high real yields. The types of securities in each of these investment sectors are described in detail in the Statement of Additional Information. In selecting U.S. corporate lower-rated and unrated debt securities for the Portfolio, the Subadviser will consider, among other things, the price of the security, and the financial history, condition, prospects and management of the issuer. The Subadviser intends to invest a portion of the Portfolio's assets in emerging country debt securities that provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuers improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located. In addition, the Subadviser will attempt to invest a portion of the Portfolio's assets in fixed-income securities of issuers in global fixed-income markets displaying high real (inflation adjusted) yields. Under normal conditions, the Portfolio intends to invest between 80% and 100% of its total assets in some or all of three categories of higher-yielding securities, some of which may entail increased credit and market risk.


The Subadviser's approach to multi-currency fixed-income management is strategic and value-based and designed to produce an attractive real rate of return. The Subadviser's assessment of the bond markets and currencies is based on an analysis of real interest rates. Current nominal yields of securities are adjusted for inflation prevailing in each currency sector using an analysis of past and projected inflation rates. The Portfolio's aim is to invest in bond markets which offer the most attractive real returns relative to inflation.


From time to time, a portion of the Portfolio's investments, which may be up to 100% of its investments, may be considered to have credit quality below investment grade as determined by internationally recognized credit rating agency organizations, such as Moody's and S&P. Such lower-rated bonds are commonly referred to as "junk bonds." Securities in such lower rating categories may have predominantly speculative characteristics or may be in default. See "Description of Securities and Investment Techniques -- Corporate Debt Instruments -- Lower Grade" for a description of Moody's and S&P's corporate bond ratings. Ratings represent the opinion of rating agencies as to the quality of bonds and other debt securities they undertake to rate at the time of issuance. However, ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Accordingly, while the Subadviser will consider ratings, it will perform its own analysis and will not rely principally on ratings. Emerging country debt securities in which the Portfolio may invest will be subject to high risk and will not be required to meet a minimum rating standard and may not be rated for creditworthiness by any internationally recognized credit rating organization. The Portfolio's investments in U.S. corporate lower-rated and unrated debt securities and emerging country debt securities are expected to be rated in the lower and lowest rating categories of internationally recognized credit rating organizations. Ratings of a foreign debt instrument, to the extent that those ratings are undertaken, are related to evaluations of the country in which the issuer of the instrument is located. Ratings generally take into account the currency in which a foreign debt instrument is denominated; instruments issued by a foreign government in other than the local currency, for example, typically have a lower rating than local currency instruments due to the existence of an additional risk that the government will be unable to obtain the required foreign currency to service its foreign currency-denominated debt. In general, the ratings of debt securities or obligations issued by a foreign public or private entity will not be higher than the rating of the currency or the foreign currency debt of the central government of the country in which the issuer is located, regardless of the intrinsic creditworthiness of the issuer. To mitigate the risks associated with investment in such lower-rated securities, the Portfolio will diversify its holdings by market, issuer, industry and credit quality. The weighted average ratings by Moody's as a percentage of all bonds held by the Portfolio during the fiscal year ended November 30, 1996 were: "Ba" 21.34%; "B" 35.80%; and "Caa" 1.14%; "C" 0.05%; and the balance 41.67% in unrated bonds. See "Risk Factors Relating to High-Yield Bonds" and "Risks and Considerations Applicable to Investment in Securities of Foreign Issuers" under "Description of Securities and Investment Techniques."


The Portfolio may invest in or own securities of companies in various stages of financial restructuring, bankruptcy or reorganization which are not currently paying interest or dividends, provided that the total value at the time of purchase of all such securities will not exceed 10% of the value of the Portfolio's total assets. The Portfolio may have limited recourse in the event of default on such debt instruments. The Portfolio may invest in loans, assignments of loans and participation in loans. See the Statement of Additional Information for a description of these investments. The Portfolio may also invest in depository receipts issued by U.S. or foreign financial institutions. See the Statement of Additional Information for further information.

The Portfolio is not restricted in the portion of its assets which may be invested in securities denominated in a particular currency and a substantial portion of its assets may be invested in non-U.S. dollar-denominated securities. The portion of the Portfolio's assets invested in securities denominated in currencies other than the U.S. dollar will vary depending on market conditions. The analysis of currencies is made independent of the analysis of markets. Value in foreign exchange is determined by relative purchasing power parity of a given currency. The Portfolio seeks to invest in currencies currently undervalued based on purchasing power parity. The Subadviser analyzes current account and capital account performance and real interest rates to adjust for short-term currency flows. Although the Portfolio is permitted to engage in a wide variety of investment practices designed to hedge against currency exchange rate risks with respect to its holdings of non-U.S. dollar-denominated debt securities, the Portfolio may be limited in its ability to hedge against these risks. See "Foreign Currency Transactions" and "Short Sales" under "Description of Securities and Investment Techniques." The Portfolio may also write (i.e., sell) covered call options and may enter into futures contracts and options on futures and sell indexed financial futures contracts. See "Futures Contracts and Options Thereon" and "Options on Securities and Securities Indices" under "Description of Securities and Investment Techniques."

The average time to maturity of the Portfolio's securities will vary depending upon the Subadviser's perception of market conditions. The Subadviser invests in medium-term securities (i.e., those with a remaining maturity of approximately five years) in a market neutral environment. When the Subadviser believes that real yields are high, the Subadviser lengthens the remaining maturities of securities held by the Portfolio and, conversely, when the Subadviser believes real yields are low, it shortens the remaining maturities. Thus, the Portfolio is not subject to any restrictions on the maturities of the debt securities it holds, and the Subadviser may vary the average maturity of the securities held in the Portfolio without limit.

The Portfolio may also invest in other types of securities and/or engage in a variety of investment strategies including: zero-coupon, pay-in-kind, illiquid and restricted securities; repurchase agreements; and borrowing for investment and temporary purposes. See "Description of Securities and Investment Techniques." For temporary defensive purposes, the Portfolio may invest part or all of its total assets in cash or in short-term securities, including certificates of deposit, commercial paper, notes, obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.


SUNAMERICA BALANCED PORTFOLIO


The investment objective of the SunAmerica Balanced Portfolio is to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds. In seeking to achieve the investment objective of the Portfolio, the Adviser has the flexibility to select among different types of investments for capital growth and income and may alter the composition of the Portfolio as economic and market trends change. The Adviser considers both the opportunity for gain and the risk of loss in making investments. The

Adviser anticipates that, over the long term, the Portfolio will consist of equity investments, in the form of common and preferred stocks, warrants and other rights, as well as long-term bonds and other debt securities such as convertible securities, short-term investments and U.S. government securities. The Portfolio will, under normal circumstances, invest at least 25% of its assets in fixed-income senior securities; however, the fixed-income component will exceed 25% when the Adviser believes such an adjustment in portfolio mix to be necessary in order to conserve principal, such as in anticipation of decline in the equities market. The Adviser shifts its emphasis among these different types of investments, as well as among various industry sectors, as financial trends and economic conditions change.

In selecting equity investments, the Adviser typically seeks companies of medium to large capitalizations (generally $1 billion or more) that, based on their future prospects or opportunities, it believes are undervalued in the marketplace. Investments in companies with market capitalizations of less than $1 billion may be more volatile than investments in companies with larger market capitalizations, and thus the Portfolio intends to limit its investments in such companies to no more than 20% of its total assets. See "Description of Securities and Investment Techniques -- Risks Associated with Investing in Small Companies."

In selecting debt investments, the Adviser seeks debt securities with longer maturities during periods of anticipated lower interest rates and shorter-term debt securities when interest rates are expected to rise. The Adviser generally selects long-term debt securities from high quality bonds (rated AA or higher by S&P, Aa or higher by Moody's) to achieve income and capital gains. The Adviser may also invest the Portfolio's assets in high quality, short-term debt securities (such as commercial paper rated A-1 by S&P or P-1 by Moody's, or determined by the Adviser to be of equivalent quality if unrated). However, the Adviser may invest up to 10% of the value of the Portfolio's total assets (measured at the time of investment) in securities rated as low as BBB by S&P or Baa by Moody's. See "Fixed-Income Securities" in "Description of Securities and Investment Techniques" below for a discussion of the risks associated with investing in such securities. See also the Statement of Additional Information for a description of securities ratings.

The Adviser may select equity and debt securities for the Portfolio issued by either domestic or foreign issuers. See "Description of Securities and Investment Techniques" for a description of the risks associated with foreign securities.


BALANCED/PHOENIX INVESTMENT COUNSEL PORTFOLIO


The Balanced/Phoenix Investment Counsel Portfolio seeks as its investment objectives reasonable income, long-term capital growth and conservation of capital. The Portfolio intends to invest based on combined considerations of risk, income, capital enhancement and protection of capital value.

The Portfolio may invest in any type or class of security. Under normal circumstances, the Portfolio will invest in common stocks and fixed-income securities; however, it may also invest in securities convertible into common stocks. At least 25% of the value of the Portfolio's assets will normally be invested in fixed-income senior securities. The Portfolio may also engage in certain options transactions and enter into financial futures contracts and related options for hedging purposes, and may invest in zero coupon debt obligations. Notwithstanding the foregoing, for temporary defensive purposes, the Portfolio may actively pursue a policy of retaining cash or investing part or all of its assets in cash equivalents, such as government securities and high quality commercial paper. See "Description of Securities and Investment Techniques" for a full discussion of the types of securities in which the Portfolio may invest.

The Portfolio may invest up to 25% of the value of the Portfolio's total assets in securities of foreign issuers, including emerging market securities and those issued by foreign branches of U.S. banks. Such foreign investments may involve a higher degree of risk than investments in domestic issuers. Foreign securities are often denominated in foreign currencies, which means that their value will be affected by changes in exchange rates, as well as other factors that affect securities prices. Investment in foreign securities involves special risks. See "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers."

With respect to investment in fixed-income securities, the Portfolio intends to emphasize investments in investment grade fixed-income securities which are rated within the four highest categories by recognized rating agencies such as Moody's, S&P, Duff & Phelps or Fitch. However, the Portfolio may invest in lower- or non-rated fixed-income securities, but will not invest more than 35% of its net assets, determined at the time of investment, in high-yield, high-risk fixed-income securities. A fixed-income securities issue may have its ratings reduced below the minimum permitted for purchase by the Portfolio. In that event, the Subadviser will determine whether the Portfolio should continue to hold such security. If, in the Subadviser's opinion, market conditions warrant, the Portfolio may, from time to time, increase its position in lower- and non-rated securities. Investment in lower-rated and unrated fixed-income securities involves certain risks not attendant to higher rated securities. For the fiscal year ended November 30, 1996, less than 5% of the Portfolio's bond holdings were below investment grade. See "Description of Securities and Investment Techniques -- Corporate Debt Instruments and Risk Factors Relating to High-Yield Bonds" for a full discussion of below investment grade fixed-income securities and the risks associated therewith.


ASSET ALLOCATION PORTFOLIO


The investment objective of the Asset Allocation Portfolio is high total return (including income and capital gains) consistent with preservation of capital over the long-term. The Portfolio seeks to achieve its objectives by investing in a diversified portfolio that can include common stocks and other securities having common stock characteristics, bonds and other intermediate and long-term fixed-income securities, including mortgage-related and asset-backed securities, and money market instruments (debt securities maturing in one year or less). Securities designated as having "common stock" characteristics include, but are not limited to, securities convertible into or exchangeable for common stock.

The Subadviser will determine the relative mix of equities, fixed-income securities and money market instruments for the Portfolio based on its view of long-term economic and market trends under the relative risks and opportunities for long-term total return of the different classes of assets. Under normal conditions, the Subadviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40% to 80% in equities; 20% to 50% in fixed-income securities; and 0% to 40% in money market instruments. The Subadviser may make frequent shifts within these broad ranges whenever, in the Subadviser's judgment, market or economic changes warrant a reallocation. The Subadviser intends in normal situations to make any shifts in the Portfolio's asset allocation gradually over time based on its views of long-term trends and conditions.

The Portfolio may invest in securities of foreign issuers (which are generally denominated in currencies other than the U.S. dollar), although there is no requirement that the Portfolio maintain investments in foreign issuers. See "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers." The Portfolio also has the ability to hold a portion of its assets in foreign currencies and to enter into forward foreign currency exchange contracts, currency options, currency swaps, currency and financial futures contracts, and options on such futures contracts.

The Portfolio's fixed-income investments will consist primarily of "investment grade" bonds; that is, bonds that are rated BBB or better by S&P or Baa or better by Moody's. Up to 25% of the Portfolio's fixed-income assets may be invested in securities that are below investment grade as defined above, including securities rated as low as CC by S&P or Ca by Moody's. Securities rated BBB or below by S&P or Baa or below by Moody's are considered to have speculative characteristics. The weighted average ratings by S&P as a percentage of all bonds held by the Portfolio during the fiscal year ended November 30, 1996 were: "AAA" 55.6%; "A" 8.1%; "BBB" 20.2%; "BB" 14.1%; and "B" 2.0%. For a
more detailed description of the risks involved with these securities, see "Description of Securities and Investment Techniques -- Corporate Debt Instruments -- Lower Grade" and "Risk Factors relating to High-Yield, High-Risk Bonds." The Portfolio's investments in foreign fixed-income securities will be concentrated in securities issued or guaranteed as to principal and interest by foreign governments or their agencies and instrumentalities or by multinational agencies.

The Portfolio may enter into repurchase agreements and firm commitment agreements, and may purchase when-issued securities. The Portfolio may also engage in interest-rate swaps, mortgage swaps, transactions involving interest-rate caps, floors and collars, dollar rolls and securities lending.


UTILITY PORTFOLIO


The Utility Portfolio seeks high current income and moderate capital appreciation. The Portfolio's investment approach is based on the Subadviser's conviction that over the long-term, the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of utility companies. The Portfolio intends to achieve its investment objective by investing in equity and debt securities of utility companies that produce, transmit, or distribute gas and electric energy as well as those companies that provide communications facilities, such as telephone and telegraph companies.

The Portfolio will, under normal circumstances, invest at least 65% of its total assets in securities of utility companies. Such investments will be primarily in common stocks selected by the Subadviser on the basis of traditional research techniques, including assessment of earnings and dividend growth prospects and of the risk and volatility of an issuer's industry. However, other factors, such as product position, market share, or profitability will also be considered by the Subadviser. The Portfolio may also invest in preferred stocks, corporate bonds, notes, and warrants of utility companies. Fixed-income securities purchased by the Portfolio will be rated at least BBB by S&P or Baa by Moody's.

The Portfolio may also invest in other types of securities and/or engage in a variety of investment strategies, including: U.S. government securities; money market instruments; foreign securities; illiquid securities; repurchase and reverse repurchase agreements; securities lending; when-issued and delayed-delivery transactions; and options, financial futures and options on such futures. See "Description of Securities and Investment Techniques" for more information on these securities and strategies. For temporary defensive purposes, the Portfolio may invest up to 100% of its assets in cash, cash equivalents and short-term debt instruments.

Risk Factors Applicable to Utility Securities -- There exist certain risks associated with the utility industry of which investors in the Portfolio should be aware. These include (i) utility companies' difficulty in earning adequate returns on investment despite frequent rate increases; (ii) restrictions on operations and increased costs and delays due to governmental regulations; (iii) building or construction delays; (iv) environmental regulations; (v) difficulty of the capital markets in absorbing utility debt and equity securities; and (vi) difficulties in obtaining fuel at reasonable prices. Further information concerning the risks associated with the utility industry generally, and particular segments within the utility industry is contained in the Statement of Additional Information.

Reducing Risks of Utility Securities -- The Subadviser believes that the risks of investing in utility securities can be reduced. The professional portfolio management techniques used by the Subadviser to attempt to reduce these risks include credit research and diversification techniques. The Subadviser will perform its own credit analysis in addition to using recognized rating agencies, and will obtain information from other sources, including the issuer's management and other investment analysts. The Subadviser's credit analysis will consider the issuer's financial soundness, its responsiveness to changes in interest rates and business conditions, and its anticipated cash flow, interest or dividend coverage, and earnings. In evaluating an issuer, the Subadviser places special emphasis on the estimated current value of the issuer's assets rather than historical cost.


GROWTH-INCOME PORTFOLIO


The Growth-Income Portfolio seeks growth of capital and income. In the selection of securities for investment, the possibilities of appreciation and potential dividends are given more weight than current yield. Ordinarily, the assets of the Portfolio consist principally of a diversified group of common stocks, but other types of securities, including preferred stocks, corporate bonds and convertible bonds, may be held when deemed advisable. The Subadviser determines the relative amounts to be invested in common stocks, preferred stocks, bonds (including corporate and convertible), securities of the U.S. government, its agencies and instrumentalities, cash and cash equivalents (such as commercial bank and savings association obligations, commercial paper and short-term corporate bonds and notes) and repurchase agreements. See "Description of Securities and Investment Techniques."


FEDERATED VALUE PORTFOLIO


The Federated Value Portfolio seeks growth of capital and income. The Portfolio pursues its investment objective by investing, under normal circumstances, at least 65% of its assets in a portfolio of securities issued by the one hundred companies contained in "The Leaders List" described below. The Portfolio's investment approach is based upon the Subadviser's conviction that over the longer term, the economy will continue to expand and develop and that this economic growth will be reflected importantly in the growth of major corporations. Generally, the Subadviser makes portfolio selections utilizing fundamental analysis, with emphasis on the issuer's earning power, financial condition and valuation.

The securities in which the Portfolio invests include, but are not limited to: common stocks; preferred stocks; domestic issues of corporate debt obligations; and warrants. The fixed-income securities in which the Portfolio may invest must be rated, at the time of purchase, BBB or better by S&P, Baa by Moody's, or BBB by Fitch. If a security loses its rating or has its rating reduced after the Portfolio has purchased it, the Portfolio is not required to sell the security, but will consider doing so.

The Portfolio may also invest in other securities and/or engage in various investment strategies, including: foreign securities; repurchase agreements; illiquid securities; and securities lending. See "Description of Securities and Investment Techniques" for more information on these securities and strategies. For temporary or defensive purposes, the Portfolio may also hold cash and invest in U.S. government securities in such proportions as the Subadviser may deem necessary for such purposes.


"The Leaders List" is a trade name which represents a list of 100 blue chip companies selected by the Subadviser. In the opinion of the Subadviser, securities of these companies represent diversified and highly marketable investments. The Subadviser uses its proprietary securities selection process to evaluate the relative value of securities suitable for "The Leaders List". The Subadviser also uses a number of standards and fundamental research factors in selecting "The Leaders List." "The Leaders List" generally includes leading companies in their industries determined in terms of sales, earnings, and/or market capitalization. Companies on "The Leaders List" typically have a market capitalization in excess of $1 billion. The list is subject to continuous review and modification.



VENTURE VALUE PORTFOLIO


The Venture Value Portfolio seeks growth of capital. Under normal circumstances, the assets of the Portfolio will be invested in securities which the Subadviser believes have above-average appreciation potential. Usually these securities are common stocks. Income is not a significant factor in selecting investments for the Portfolio.


Generally, the Portfolio will invest predominantly in equity securities of companies with market capitalizations of at least $250 million. Investments will consist of issues which the Subadviser believes have capital growth potential due to factors such as undervalued assets or earnings potential, product development and demand, favorable operating ratios, resources for expansion, management abilities, reasonableness of market price, and favorable overall business prospects. These companies may offer greater potential for capital appreciation but may also involve certain risks. See "Description of Securities and Investment Techniques -- Risks Associated With Investing in Small Companies."


The Portfolio may invest in securities of foreign issuers. Such foreign investments may involve a higher degree of risk than investments in domestic issuers. Foreign securities are often denominated in foreign currencies, which means that their value will be affected by changes in exchange rates, as well as other factors that affect securities prices. To help reduce exposure to currency fluctuations, the Portfolio may trade in forward foreign currency exchange contracts (forward contracts), currency futures contracts and options thereon and securities indexed to foreign securities. The Subadviser will use these techniques to lock in an exchange rate in connection with transactions in securities denominated or traded in foreign currencies, to hedge the currency risk in foreign securities held by the Portfolio and to hedge a currency risk involved in an anticipated purchase of foreign securities.

The Portfolio will generally invest in securities of foreign companies through trades of individual securities on recognized exchanges and developed over-the-counter markets, through American Depositary Receipts (ADRs) covering such securities, and through U.S. registered investment companies primarily investing in foreign securities. With respect to other registered investment companies, no such investment may cause more than 10% of the Portfolio's total assets to be invested in such companies. Such other investment companies usually have their own management costs or fees and the Portfolio's Subadviser earns its regular fee on such assets.

Investment in foreign securities and engaging in foreign currency transactions involves special risks. See "Description of Securities and Investment
Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers and Foreign Currency Transactions."

Sometimes a more defensive position may be desirable under certain economic or financial circumstances. At these times, the Portfolio may without limitation hold assets in cash and cash equivalents, including repurchase agreements, or in fixed-income or other defensive securities rather than in securities selected for appreciation potential. The
Portfolio may also have such holdings temporarily for the purpose of managing exceptional in-flows and out-flows of cash.

The Portfolio may also engage in other types of investment practices, including, but not limited to, investment in illiquid securities and lending of portfolio securities. See "Description of Securities and Investment Techniques" for a description of these investment techniques and a discussion of the other techniques in which the Portfolio may engage.

ALLIANCE GROWTH PORTFOLIO


GROWTH/PHOENIX INVESTMENT COUNSEL PORTFOLIO


PUTNAM GROWTH PORTFOLIO



The three Growth Portfolios have the same investment objectives, policies and restrictions, but have different Subadvisers. The investment objective of each Portfolio is to seek long-term growth of capital. Whatever current income is generated by the Portfolio is incidental to the objective of capital growth. Each Portfolio's objective of capital growth is sought by investing primarily in common stocks or securities with common stock characteristics. Securities designated as having "common stock" characteristics include, but are not limited to, securities convertible into or exchangeable for common stock. Such convertible securities may be rated below BBB by S&P or Baa by Moody's or be determined by the subadviser to be of comparable quality (i.e., junk bonds). See "Description of Securities and Investment Techniques -- Risk Factors Relating to High-Yield, High-Risk Securities"). In addition, each Portfolio may purchase preferred stocks and debt securities if its Subadviser believes they would help achieve the Portfolio's objective. The potential for appreciation of capital is the basis for investment decisions. Each Portfolio's Subadviser considers the factors that it believes affect potential for capital appreciation, including an issuer's current and projected revenue, earnings, cash flow and assets, as well as general market conditions. When the outlook for common stocks is not considered promising, for temporary defensive purposes, a substantial portion of the assets may be invested in securities of the U.S. government, its agencies and instrumentalities, cash and cash equivalents (such as commercial bank and savings association obligations, commercial paper and short-term corporate bonds and notes) and repurchase agreements. Because the securities purchased by these Portfolios in pursuing their investment objective are selected for growth potential rather than production of income, the market values of such securities (and therefore, to a large extent, the net asset values per share of the Portfolios) will tend to be more volatile in response to market changes than they would be if income-producing securities were sought for investment by the Portfolios. Up to 25% of each Portfolio's total assets may be invested in foreign securities. See "Description of Securities and Investment
Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers" and the Statement of Additional Information.



REAL ESTATE PORTFOLIO


The investment objective of the Real Estate Portfolio is total return through a combination of growth and income. It invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments. Normally, at least 65% of its total assets will be invested in securities of companies which have at least 50% of the value of their assets, gross income or net profits attributable to ownership, financing, construction, management or sale of real estate, or to products or services that are related to real estate or the real estate industry. The Portfolio does not invest directly in real estate. Real estate companies include real estate investment trusts ("REITs"), or other securitized real estate investments, brokers, developers, lenders and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. The Portfolio invests in common stocks and other equity securities and debt securities. In keeping with its primary growth objective, it will normally invest primarily in equity securities (including securities convertible into equity securities). It may also invest in fixed income securities for income or as a defensive strategy when the Subadviser believes that adverse economic or market conditions require such strategy.



The remaining 35% of the Portfolio's assets may be invested in securities of companies in any other industries. These may include companies which are not primarily involved in real estate operations or ownership but which have products or services relating to the real estate industry, such as manufacturers and distributors of building supplies, financial institutions which make or service real estate loans or companies which have substantial real estate assets such as some companies in the energy, retailing or railroad industries. There is no limitation on such investments except that the Portfolio intends to invest less than 25% of its total assets in the securities of any industry other than the real estate industry.



The Portfolio will invest in shares of REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with various requirements relating to its organization, ownership, assets and income and with the requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.



Risk Factors Applicable to The Real Estate Portfolio -- The Real Estate Portfolio will generally not purchase securities rated BB or Ba or lower if such purchase would then cause more than 30% of the Portfolio's net assets to be invested in such securities. The Real Estate Portfolio does not presently intend to have more than 5% of its assets invested in fixed income securities rated below BBB by S&P or Baa by Moody's in the near future.



Because the Portfolio invests primarily in the real estate industry, it is subject to risks associated with the direct ownership of real estate. The Portfolio could also be subject to such risks by reason of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.



Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of credit extended. Equity and Mortgage REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from registration under the 1940 Act. Changes in interest rates may also affect the value of the debt securities in the Portfolio's portfolio. By investing in REITs indirectly through the Portfolio, a shareholder will bear not only his proportionate share of the expense of the Portfolio, but also, indirectly, similar expenses of the REITs, including compensation of management.



AGGRESSIVE GROWTH PORTFOLIO



The Aggressive Growth Portfolio seeks capital appreciation as its objective. The Portfolio pursues this investment objective by investing, under normal circumstances, at least 65% of its total assets in the equity securities of small, lesser known or new growth companies or industries, such as telecommunications, media and biotechnology. Such "Small Cap" companies will typically have, at the time of purchase, market capitalizations of under $1 billion and have achieved, or are expected to achieve, growth or earnings over various major business cycles. These companies may offer greater potential for capital appreciation but may also involve certain risks. See "Description of Securities and Investment Techniques -- Risks Associated With Investing in Small Companies." The Portfolio may invest in securities issued by well known and established domestic or foreign companies, as well as in newer and less-seasoned companies. Such securities may be listed on an exchange or traded over-the-counter. In addition, the Portfolio may invest up to 35% of its total assets in debt securities that have the potential for capital appreciation due to anticipated market conditions. The Portfolio may invest in securities rated as low as BBB by S&P or Baa by Moody's.



The Portfolio is authorized to borrow for investment purposes to increase the opportunity for greater return and for payment of dividends. Such borrowings would constitute leverage, which is a speculative characteristic. Leveraging will magnify declines as well as increases in the net asset value of the Portfolio's shares and in the yield on the Portfolio's investments. See "Description of Securities and Investment Techniques -- Borrowing and Other Forms of Leverage."



INTERNATIONAL GROWTH AND INCOME PORTFOLIO



The investment objective of the International Growth and Income Portfolio is growth of capital with current income as a secondary objective. The Portfolio will seek its objectives by investing primarily in common stocks that offer potential for capital growth. The Portfolio may also invest, consistent with its objectives, in stocks that offer potential for current income. Under normal market conditions, the Portfolio expects to invest substantially all of its assets in securities principally traded on markets outside the United States.



Moreover, the Portfolio will normally diversify its investments among a number of different countries and, except when investing for defensive purposes, will invest at least 65% of its total assets in at least three countries other than the United States.



The Portfolio may also purchase corporate bonds, notes and debentures (including those rated below BBB by S&P or Baa by Moody's, i.e., junk bonds), preferred stocks, securities convertible into common stocks or other equity securities, or U.S. or foreign government securities if the Subadviser determines that their purchase would help further the Portfolio's investment objectives or for temporary defensive purposes. In addition, when circumstances warrant, the Portfolio may hold some or all of its assets in cash or high-quality money market instruments. See "Description of Securities and Investment
Techniques -- Corporate Debt Instruments" and "-- Risk Factors Relating to High-Yield, High-Risk Bonds."



The types of securities selected for the Portfolio may vary from time to time in light of the Portfolio's investment objectives, changes in interest rates, and economic and other factors. The Subadviser will seek to identify securities that offer the potential for capital growth, and that are undervalued in relation to underlying asset values or earnings potential. In selecting securities for the Portfolio, the Subadviser may invest in the securities of issuers in developed countries, as well as emerging markets. Investing in emerging markets, however, may involve risks not generally associated with more developed markets. See "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers" for more details. In addition, the Subadviser may invest in the securities of companies with equity market capitalizations of less than $1 billion. These companies may offer greater potential for capital appreciation, but may also involve certain risks. See "Description of Securities and Investment Techniques -- Risks Associated with Investing in Small Companies."



GLOBAL EQUITIES PORTFOLIO


The investment objective of the Global Equities Portfolio is to achieve long-term growth of capital through investment primarily in common stocks or securities of U.S. and foreign issuers with common stock characteristics and through transactions in foreign currencies. Securities designated as having "common stock" characteristics include, but are not limited to, securities convertible into or exchangeable for common stock. A major premise of the Portfolio's investment approach is the Subadviser's belief that economic and political developments have helped to create new opportunities worldwide.


The assets of the Portfolio will be invested with geographic flexibility. Under normal market conditions, the Portfolio will invest at least 50% of its assets in equity securities of issuers domiciled outside the U.S. or dollar-denominated securities or securities of U.S. issuers. The Subadviser seeks to identify those companies, both domestic and foreign, likely to benefit from long-term trends and shifting trade patterns as they develop in the global economy. The Subadviser currently does not intend to invest more than 20% of the Portfolio's total assets in issuers domiciled in, or governments of, developing countries (i.e., those identified as such by the international financial community).



When prevailing market, economic, political or currency conditions warrant, the Portfolio may purchase fixed-income securities (including securities of governments other than the U.S., which may be securities of either national, regional or local governments). For temporary defensive purposes, the Portfolio may at times maintain all or any part of its assets in U.S. or dollar-denominated or foreign currency-denominated cash or cash equivalents (including U.S. government securities, foreign government securities, certificates of deposit, time deposits, commercial paper, bankers' acceptances and other high quality short-term debt securities).


It is expected that the Portfolio will use currency transactions and financial index futures both to enhance returns for a given level of risk and to hedge its exposure to foreign currencies and local market conditions. While the Portfolio will have both long and short currency positions, neither its net long foreign currency exposure nor its net short foreign currency exposure will exceed the value of the Portfolio's total assets. See "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers" and the Statement of Additional Information.


INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO


The investment objective of the International Diversified Equities Portfolio is to provide long-term capital appreciation by investing in accordance with country weightings determined by the Subadviser in common stocks of foreign issuers which, in the aggregate, replicate broad country indices. The Subadviser utilizes a top-down approach in selecting investments for the Portfolio that emphasizes country selection and weighting rather than individual stock selection. This approach reflects the Subadviser's philosophy that a diversified selection of securities representing exposure to world markets, based upon the economic outlook and current valuation levels for each country, is an effective way to maximize the return and minimize the risk associated with international investment.

The Subadviser determines country allocations for the Portfolio on an ongoing basis within policy ranges dictated by each country's market capitalization and liquidity. The Portfolio will invest in the industrialized countries throughout the world that comprise the Morgan Stanley Capital International EAFE (Europe, Australia and the Far East) Index. The Portfolio will also invest in emerging country equity securities. Further information concerning emerging country equity securities is contained in the Statement of Additional Information. See "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers."

By analyzing a variety of macroeconomic and political factors, the Subadviser develops fundamental projections on interest rates, currencies, corporate profits and economic growth for each country. These country projections are used then to determine what the Subadviser believes to be a fair value for the stock market of each country. Discrepancies between actual value and fair value as determined by the Subadviser provide an expected return for each stock market. The expected return is adjusted by currency return expectations derived from the Subadviser's purchasing-power parity exchange rate model to arrive at an expected total return in U.S. dollars. The final country allocation decision is then arrived at by considering the expected total return in light of various country specific considerations such as market size, volatility, liquidity and country risk.

Within a particular country, investments are made through the purchase of common stocks which, in aggregate, replicate a broad market index, which in most cases will be the Morgan Stanley Capital International EAFE Index for the given country. The Subadviser may overweight or underweight an industry segment of a particular index if it concludes this would be advantageous to the Portfolio. Common stocks purchased for the Portfolio include common stocks and equivalents, such as securities convertible into common stocks and securities having common stock characteristics, such as rights and warrants to purchase common stocks. Indexation of the Portfolio's stock selection reduces stock-specific risk through diversification and minimizes transaction costs, which can be substantial in foreign markets.


Common stocks purchased for the Portfolio normally will be listed on a major stock exchange in the subject country. The Portfolio will not invest in the stocks of U.S. issuers. For a description of special considerations and certain risks associated with investments in foreign issuers, see "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to Investment in Securities of Foreign Issuers." The Portfolio may temporarily reduce its equity holdings in response to adverse market conditions and invest in domestic, Eurodollar and foreign short-term money market instruments for defensive purposes. Notwithstanding the foregoing, the Portfolios may seek to gain exposure to certain foreign markets where direct investment may be difficult or impracticable through investment in domestic closed-end mutual funds which invest predominately in such markets.


The Portfolio may also engage in certain options transactions and enter into financial futures contracts and related options for hedging purposes.


EMERGING MARKETS PORTFOLIO


The investment objective of the Emerging Markets Portfolio is long-term capital appreciation. The Portfolio will invest in companies that the Subadviser believes have above-average growth prospects primarily in emerging markets outside the United States. The Subadviser currently expects that, under normal market conditions, the Portfolio will invest substantially all of its assets, other than short-term investments held pending investment, and, except when investing for defensive purposes as described below, at least 65% of its total assets, in common stocks and other equity securities of "emerging market" companies. The Portfolio will consider an issuer of securities to be an "emerging market" company if it is organized under the laws of an emerging market country and has a principal office in such country, or if it derives 50% or more of its revenues from business in emerging market countries. For these purposes, a country is considered to be an "emerging market country" based on the Subadviser's evaluation of its level of economic development or the size and experience of its securities markets. While emerging market countries may change over time depending on market and economic conditions, at present the Subadviser believes that these countries include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Investing in emerging market countries generally involves special risks. See "Description of Securities and Investment Techniques -- Risks and Considerations Applicable to

Investment in Securities of Foreign Issuers." The Portfolio will normally diversify its investments among a number of different countries.

Common stocks and other equity securities are normally the Portfolio's main investments. However, the Portfolio may purchase preferred stock, debt securities and securities convertible into common stock or other equity securities if the Subadviser believes they would help achieve the Portfolio's objective. The Portfolio may also hold a portion of its assets in cash or high-quality money market instruments.

Because the Subadviser evaluates securities for the Portfolio based on their long-term potential for capital appreciation, the Portfolio's investments may not appreciate or yield significant income over the shorter term, and, as a result, the Portfolio's total return over certain periods may be less than that of other equity mutual funds.

=========================================================

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

=========================================================


FIXED-INCOME SECURITIES -- Fixed-income securities are broadly characterized as those that provide for periodic payments to the holder of the security at a stated rate. Most fixed-income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount, although they may represent a priority over common stockholders in the event of the issuer's liquidation. Many fixed-income securities are subject to scheduled retirement, or may be retired or "called" by the issuer prior to their maturity dates.


The market values of fixed-income securities tend to vary inversely with the level of interest rates -- when interest rates rise, their values will tend to decline; when interest rates decline, their values generally will tend to rise. Long-term instruments are generally more sensitive to these changes than are short-term instruments. The market value of fixed-income securities and therefore their yield is also affected by the perceived ability of the issuer to make timely payments of principal and interest.

CORPORATE DEBT INSTRUMENTS -- These instruments, such as bonds, represent the obligation of the issuer to repay a principal amount of indebtedness at a stated time in the future and, in the usual case, to make periodic interim payments of interest at a stated rate.

    Investment Grade -- A designation applied to intermediate and long-term corporate debt securities rated within the highest four rating categories assigned by S&P (AAA, AA, A or BBB) or by Moody's (Aaa, Aa, A or Baa). The ability of the issuer of an investment grade debt security to pay interest and to repay principal is considered to vary from extremely strong (for the highest ratings) through adequate (for the lowest ratings given above), although the lower-rated investment grade securities may be viewed as having speculative elements as well.

    Lower Grade -- A designation applied to intermediate and long-term corporate debt securities that are not investment grade; commonly referred to as "junk bonds". These include bonds rated BB or below by S&P, or Ba or below by Moody's. These securities are considered speculative.


The Corporate Bond and Worldwide High Income Portfolios may invest in bonds rated as low as C by Moody's or D by S&P without limitation. The High-Yield Bond Portfolio may invest in bonds rated as low as Ca by Moody's (or CC by S&P) and may invest in bonds rated as low as C by Moody's or D by S&P. The Asset Allocation and Balanced/Phoenix Investment Counsel Portfolios may invest in bonds rated as low as Ca by Moody's or CC by S&P. The International Growth and Income Portfolio may invest up to 20% of its assets in bonds rated as low as C by Moody's or S&P. The Emerging Markets Portfolio may invest in both higher-rated and lower-rated fixed-income securities and is not subject to any restrictions based on credit rating. Bonds rated Ca by Moody's are described as "speculative in a high degree; often in default or having other marked shortcomings." Bonds rated D by Moody's -- the lowest rated class -- can be "regarded as having extremely poor prospects of ever attaining any real investment standing." Not all fixed income securities are rated, and each of the foregoing Portfolios may invest in securities that are not rated but that are determined by the Adviser or Subadviser to be of comparable quality to the rated securities in which the Portfolio may invest. Bonds rated C by S&P are of the "highest degree of speculation"; those rated D by that organization are in default and in arrears.


RISK FACTORS RELATING TO HIGH-YIELD, HIGH-RISK BONDS -- High-yield, high-risk bonds are subject to greater fluctuations in value than are higher-rated bonds because the values of high-yield bonds tend to reflect short-term corporate, economic and market developments and investor perceptions of the issuer's credit quality to a greater extent. Although under normal market conditions longer-term securities yield more than shorter-term securities, they are subject to greater price fluctuations. Fluctuations in the value of a Portfolio's investments will be reflected in its net asset value per share. The growth of the high-yield bond market paralleled a long economic expansion, followed by an economic downturn which severely disrupted the market for high-yield bonds and adversely affected the value of outstanding bonds and the ability of the issuers to repay principal and interest. The economy may affect the market for high-yield bonds in a similar fashion in the future including an increased incidence of defaults on such bonds. From time to time, legislation may be enacted which could have a negative effect on the market for high-yield bonds.

High-yield bonds present the following risks:

    Sensitivity to Interest Rate and Economic Changes -- High-yield, high-risk bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Portfolio may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices (and therefore yields) of high-yield bonds and the Portfolio's net asset value.

    Payment Expectations -- High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest-rate market, a Portfolio would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Conversely, a high-yield bond's value will decrease in a rising interest rate market, as will the value of the Portfolio's assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Portfolio's rate of return.

    Liquidity and Valuation -- There may be little trading in the secondary market for particular bonds, which may affect adversely a Portfolio's ability to value accurately or dispose of such bonds. Under such circumstances, the task of accurate valuation becomes more difficult and judgment would play a greater role due to the relative lack of reliable and objective data. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thin market.

The Adviser or Subadviser attempts to reduce these risks through diversification of the applicable Portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments. If a high-yield bond previously acquired by a Portfolio is downgraded, the Adviser or Subadviser, as appropriate, will evaluate the security and determine whether to retain or dispose of it.

U.S. GOVERNMENT SECURITIES -- Securities guaranteed by the U.S. government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association ("GNMA") certificates and Federal Housing Administration debentures). For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government. They are of the highest possible credit quality. These securities are subject to variations in market value due to fluctuations in interest rates, but if held to maturity, are guaranteed by the U.S. government to be paid in full.

Securities issued by the U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal Home Loan Banks.

GNMA CERTIFICATES -- GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Because both interest and principal payments (including prepayments) on the underlying mortgage loans are passed through to the holder of the certificate, GNMA certificates are called "pass-through" securities.

Although the mortgage loans in the pool have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages are subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking-in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS -- The Federal National Mortgage Association ("FNMA"), a federally chartered and privately owned corporation, issues pass-through securities representing an interest in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. government. The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States, issues participation certificates that represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.
OTHER MORTGAGE-RELATED SECURITIES -- The Global Bond, Corporate Bond, High-Yield Bond, SunAmerica Balanced, Balanced/Phoenix Investment Counsel and Asset Allocation Portfolios may invest in collateralized mortgage obligations ("CMOs") or mortgage-backed bonds issued by financial institutions such as commercial banks, savings and loan associations, mortgage banks and securities broker-dealers (or affiliates of such institutions established to issue these securities). CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the CMOs. Payments on the underlying mortgages (both interest and principal) are passed through to the holders, although not necessarily on a pro rata basis, on the same schedule as they are received. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity).


The Global Bond, Corporate Bond, High-Yield Bond, Asset Allocation and Emerging Markets Portfolios may also invest in stripped mortgage-backed securities ("SMBS"), which are derivative multiclass mortgage securities, provided they are issued or guaranteed by the U.S. government, its agencies or instrumentalities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater-than-anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Portfolios' limitation on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

ASSET-BACKED SECURITIES -- These securities represent an interest in a pool of consumer or other types of loans ("asset-backed securities"). Payments of principal and interest on the underlying loans are passed through to the holders of asset-backed securities over the life of the securities. Some asset-backed securities may be subject to early prepayment of principal, which can be expected to accelerate during periods of declining interest rates. Such prepayments can usually be reinvested only at the lower yields then prevailing in the market. Therefore, during periods of declining interest rates, asset-backed securities are less likely than other fixed-income obligations to appreciate in value and less effective at locking in a particular yield. On the other hand, asset-backed securities are subject to substantially the same risk of depreciation during periods of rising interest rates as other fixed-income securities.

DOLLAR ROLLS -- The Global Bond, Corporate Bond, High-Yield Bond, SunAmerica Balanced, Balanced/Phoenix Investment Counsel, Asset Allocation and Emerging Markets Portfolios may enter into "dollar rolls" in which the Portfolio sells mortgage or other asset-backed securities ("Roll Securities") for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio foregoes principal and interest paid on the Roll Securities. A Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A Portfolio also could be compensated through the receipt of fee income equivalent to a lower forward price. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. The Portfolio will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price. The Portfolios will only enter into covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of each Portfolio's borrowings and other senior securities. Because "roll" transactions involve both the sale and purchase of a security, they may cause the reported portfolio turnover rate to be higher than that reflecting typical portfolio management activities.

Dollar rolls involve certain risks including that if the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security subject to the dollar roll may be restricted and the instrument which the Portfolio is required to repurchase may be worth less than an instrument which the Portfolio originally held. Successful use of dollar rolls will depend upon the Adviser's or Subadviser's ability to predict correctly interest rates and in the case of mortgage dollar rolls, mortgage prepayments. For these reasons, there is no assurance that dollar rolls can be successfully employed.

SHORT-TERM DEBT SECURITIES -- Debt securities maturing within one year of date of the purchase include (1) commercial bank obligations (certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity)), (2) savings association obligations (certificates of deposit issued by mutual savings banks or savings and loan associations), (3) commercial paper (short-term notes with maturities of up to 9 months issued by corporations or governmental bodies), (4) corporate bonds and notes (corporate obligations that mature, or that may be redeemed, in one year or less), and (5) adjustable-rate mortgage securities backed by GNMA, FNMA, FHLMC and other non-agency issuers. Although certain floating or variable rate obligations (securities whose coupon rate changes at least annually and generally more frequently) have maturities in excess of one year, they are also considered short-term debt securities.

ZERO-COUPON, PAY-IN-KIND AND DEFERRED INTEREST BONDS -- The Global Bond, Corporate Bond, High-Yield Bond, Worldwide High Income, SunAmerica Balanced, Balanced/Phoenix Investment Counsel, Asset Allocation and Venture Value Portfolios may invest in zero-coupon bonds and deferred interest bonds, or other obligations that contain "original issue discount" for federal income tax purposes. In addition, the Corporate Bond, High-Yield Bond and Worldwide High Income Portfolios may invest in pay-in-kind securities. Zero-coupon, deferred interest and capital appreciation bonds are debt obligations which are issued or purchased at a significant discount from face value. Pay-in-kind bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments may experience greater volatility in market value due to changes in interest rates than do debt obligations, which make regular payments of interest. A Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities under disadvantageous circumstances to satisfy the Portfolio's distribution obligations.

REPURCHASE AGREEMENTS -- Each Portfolio may enter into repurchase agreements, under which the Portfolio buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. The seller must maintain appropriate collateral with the Trust's custodian or subcustodian. A Portfolio will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Adviser or applicable Subadviser, subject to the oversight of the Board of Trustees. If the seller under the repurchase agreement defaults, the Portfolio may incur a loss if the value of the collateral securing the repurchase agreement has declined, and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the Portfolio may be delayed or limited.

REVERSE REPURCHASE AGREEMENTS -- The Cash Management, Corporate Bond, High-Yield Bond, Worldwide High Income, SunAmerica Balanced, Utility, Federated Value and Aggressive Growth Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security subject to the right and obligation to repurchase such security. The Portfolio then invests the proceeds from the transaction in another obligation in which the Portfolio is authorized to invest. In order to minimize any risk involved, the Portfolio maintains in a segregated account with the custodian cash or liquid securities equal in value to the repurchase price.

ILLIQUID SECURITIES -- Each of the Portfolios may invest no more than 15% (10% in the case of the Cash Management Portfolio) of the value of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice, interest-rate and currency swaps, caps, floors and collars. For this purpose, not all securities which are restricted are deemed to be illiquid. For example, restricted securities which the Board of Trustees, or the Adviser (or Subadviser, as the case may be) pursuant to guidelines established by the Board of Trustees, has determined to be marketable, such as securities eligible for sale under Rule 144A promulgated under the Securities Act of 1933, as amended, or certain private placements of commercial paper issued in reliance on an exemption from such Act pursuant to
Section 4(2) thereof, may be deemed to be liquid for purposes of this restriction. This investment practice could have the effect of increasing the level of illiquidity in the Portfolio to the extent that qualified institutional buyers (as defined in Rule 144A) become for a time uninterested in purchasing these restricted securities. In addition, a repurchase agreement which by its terms can be liquidated before its nominal fixed-term on seven days or less notice is regarded as a liquid instrument. Subject to the applicable limitation on illiquid securities investments, a Portfolio may acquire securities issued by the U.S. government, its agencies or instrumentalities in a private placement. See "Illiquid Securities" in the Statement of Additional Information for a further discussion of investments in such securities.

FIRM COMMITMENT AGREEMENTS AND WHEN-ISSUED AND DELAYED-DELIVERY
TRANSACTIONS -- Each Portfolio may purchase securities on a firm commitment, when-issued or delayed-delivery basis. Firm commitment agreements and when-issued or delayed-delivery transactions call for the purchase or sale of securities at an agreed-upon price on a specified future date. While a Portfolio will only purchase securities on a when-issued or delayed-delivery basis with the intention of acquiring the securities, the Portfolio may sell the securities before the settlement date, if it is deemed advisable to do so. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Portfolio will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Portfolio. At the time of delivery of the securities, the value may be more or less than the purchase price. A Portfolio will maintain in a segregated account liquid assets having a value equal to or greater than the Portfolio's purchase commitments. The Portfolio will likewise segregate liquid assets with respect to securities sold on a delayed-delivery basis.

INTEREST-RATE SWAPS, MORTGAGE SWAPS, CAPS, FLOORS AND COLLARS -- In order to protect the value of the Global Bond, Corporate Bond, Asset Allocation and Emerging Markets Portfolios from interest rate fluctuations and to hedge against fluctuations in the fixed-income market in which the Portfolio's investments are traded, the Portfolios may enter into interest-rate swaps and mortgage swaps or purchase or sell interest-rate caps, floors or collars. A Portfolio will enter into these hedging transactions primarily to preserve a return or spread on a particular investment or portion of the portfolio and to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Global Bond Portfolio may also enter into interest-rate swaps for non-hedging purposes. Interest-rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating-rate payments for fixed-rate payments. Since interest-rate swaps are individually negotiated, the Portfolios expect to achieve an acceptable degree of correlation between their respective portfolio investments and their interest-rate positions. The Portfolios will only enter into interest-rate swaps on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments. Interest-rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest-rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest-rate swap defaults, the Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest-rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.


Mortgage swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of the interest payments is based, is tied to a reference pool or pools of mortgages.

The purchase of an interest-rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest-rate cap. The purchase of an interest-rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. An interest-rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

The Portfolios will not enter into any mortgage swap, interest-rate swap, cap or floor transaction unless the unsecured commercial paper, senior debt, or the claims paying ability of the other party thereto is rated either AA or A-1 or better by S&P or Aa or P-1 or better by Moody's, or is determined to be of equivalent quality by the applicable Subadviser.


STRUCTURED SECURITIES -- The Global Bond, International Growth and Income, Worldwide High Income and Emerging Markets Portfolios may invest in structured notes, bonds or debentures, the value of the principal of and/or interest on which is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Portfolio's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to price accurately than less complex securities.



SECURITIES LENDING -- Each Portfolio (except the Cash Management Portfolio) may lend portfolio securities in amounts up to 33 1/3% of its respective total assets to brokers, dealers and other financial institutions, provided such loans are callable at any time by the Portfolio and are at all times secured by cash or equivalent collateral. By lending its portfolio securities, a Portfolio will receive income while retaining the securities' potential for capital appreciation. As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will be made only to firms deemed by the Adviser or Subadviser to be creditworthy. The proceeds of such loans will be invested in high-quality short-term debt securities, including repurchase agreements.

BORROWING AND OTHER FORMS OF LEVERAGE -- All of the Portfolios (except the Cash Management Portfolio) are authorized to borrow money to the extent permitted by applicable law. The 1940 Act permits each Portfolio to borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. In seeking to enhance performance, a Portfolio may borrow for investment purposes and may pledge assets to secure such borrowings. The Cash Management Portfolio may not borrow, except from banks for temporary emergency purposes, and then in an amount not in excess of 5% of the value of the Portfolio's total assets. In the event that asset coverage for a Portfolio's borrowings falls below 300%, the Portfolio will reduce within three days the amount of its borrowings in order to provide for 300% asset coverage.


To the extent a Portfolio borrows for investment purposes, borrowing creates leverage which is a speculative characteristic. Although a Portfolio is authorized to borrow, it will do so only when the Adviser or Subadviser believes that borrowing will benefit the Portfolio after taking into account considerations such as the costs of borrowing and the likely investment returns on securities purchased with borrowed monies. Borrowing by a Portfolio will create the opportunity for increased net income but, at the same time, will involve special risk considerations. Leveraging results from borrowing and will magnify declines as well as increases in a Portfolio's net asset value per share and net yield. The Portfolios expect that all of their borrowing will be made on a secured basis. The Portfolios' custodian will either segregate the assets securing the borrowing for the benefit of the lenders or arrangements will be made with a suitable subcustodian. If assets used to secure a borrowing decrease in value, a Portfolio may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets.


RISKS ASSOCIATED WITH INVESTING IN SMALL COMPANIES -- Investing in smaller, lesser known companies may involve certain risks not generally associated with investments in larger, more well-established companies. For example, it may be difficult to obtain reliable information and financial data on such companies and the securities of these small companies may not be readily marketable, making it difficult to dispose of shares when desirable. Also, securities of small or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. A risk of investing in smaller, emerging companies is that they often are at an earlier stage of development and therefore have limited product lines, market access for such products, financial resources and depth in management than larger, more established companies, and their securities may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Finally, certain smaller issuers may face difficulties in obtaining the capital necessary to continue in operation and may go into bankruptcy, which could result in a complete loss of an investment. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger, more established companies.

RISKS AND CONSIDERATIONS APPLICABLE TO INVESTMENT IN SECURITIES OF FOREIGN ISSUERS -- Elements of risk and opportunity when investments in foreign issuers are made include trade imbalances and related economic policies; currency fluctuations; foreign exchange control policies; taxation on income from sources in such countries; expropriation or confiscatory taxation; limitation on the removal of funds or other assets; political or social instability; the diverse structure and liquidity of securities markets in various countries and regions; policies of governments with respect to possible nationalization of their industries; and other specific local political and economic considerations. There may be less information publicly available about foreign companies, and foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those of U.S. companies. Investment decisions made in the context of the Portfolios' objectives and policies involve the evaluation of opportunities and risks presented by probable future currency relationships, especially during periods of broad adjustments in such relationships.

The Emerging Markets Portfolio will invest, and the other Portfolios may invest, in issuers domiciled in, or governments of, developing countries or emerging markets as well as developed countries. Although there is no universally accepted definition, a developing or emerging market country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. Historical experience indicates that the markets of developing countries have been more volatile than the markets of developed countries; however, such markets can provide higher rates of return to investors. The risks described above with respect to investment in foreign securities generally may be exacerbated with respect to investments in developing or emerging countries; however, such markets can provide higher rates of return to investors. Investment in an emerging market country may involve certain risks, including a less diverse and mature economic structure, a less stable political system, an economy based on only a few industries or dependent on international aid or development assistance, the vulnerability to local or global trade conditions, extreme debt burdens, or volatile inflation rates.

The performance of investments in securities denominated in a foreign currency ("non-dollar securities") will depend on, among other things, the strength of the foreign currency against the dollar and the interest rate environment in the country issuing the foreign currency. Absent other events which could otherwise affect the value of non-dollar securities (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a Portfolio's non-dollar securities in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-dollar securities. Currencies are evaluated on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data.

Additional costs could be incurred in connection with a Portfolio's foreign investment activities. Foreign brokerage commissions are generally higher than in the U.S. and a Portfolio will bear certain expenses in connection with its foreign currency transactions. Increased custodian costs as well as administrative difficulties (such as the applicability of foreign laws to foreign custodians in various circumstances including bankruptcy, ability to recover lost assets, expropriation, nationalization, record access, etc.) may be associated with the maintenance of assets in foreign jurisdictions.

FOREIGN CURRENCY TRANSACTIONS -- Currency exchange rate fluctuations are a major area of risk and opportunity for the Global Bond, Worldwide High Income, Global Equities, International Diversified Equities, International Growth and Income and Emerging Markets Portfolios, and is of some risk to the other Portfolios. Each Portfolio (other than the Cash Management Portfolio) has the ability to hold a portion of its assets in foreign currencies and to enter into forward foreign currency exchange contracts. Each may also purchase and sell exchange-traded futures contracts relating to foreign currency and purchase and sell put and call options on currencies and futures contracts. A significant portion of the Portfolios' currency transactions will be over-the-counter transactions.

Each Portfolio may enter into forward foreign currency exchange contracts to reduce the risks of fluctuations in exchange rates; however, these contracts cannot eliminate all such risks and do not eliminate fluctuations in the prices of the Portfolio's portfolio securities.

Each Portfolio may purchase and write put and call options on currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The purchase of an option on currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs. As with other kinds of option transactions, the writing of an option on currency will constitute only a partial hedge, up to an amount of the premium received, and a Portfolio could be required to purchase or sell currencies at disadvantageous exchange rates, thereby incurring losses.

Each Portfolio that invests in foreign securities may utilize certain techniques to attempt to enhance return, including forward foreign currency exchange contracts, currency options and currency swaps. These techniques may be used when the Subadviser anticipates that a foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities or are not included in the Portfolio. Each Portfolio may also use currency contracts and options to cross-hedge, which involves selling or purchasing instruments on one currency to hedge against changes in exchange rates for a different currency with a pattern of correlation. To limit any leverage in connection with currency contract transactions for hedging or non-hedging purposes, each Portfolio will segregate cash or liquid securities in an amount sufficient to meet its payment obligations in these transactions or otherwise "cover" the obligation. See the Statement of Additional

Information for more information regarding foreign currency transactions.


The Global Bond, Worldwide High Income, Asset Allocation, Global Equities, International Diversified Equities, International Growth and Income, Real Estate and Emerging Markets Portfolios may enter into currency swaps. Currency swaps involve the exchange by the Portfolio with another party of their respective rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser or a Subadviser is incorrect in its forecasts of market values and currency exchange rates, the investment performance of the respective Portfolio would be less favorable than it would have been if this investment technique were not used.


OPTIONS ON SECURITIES AND SECURITIES INDICES -- Each Portfolio (other than the Cash Management Portfolio) may write (sell) covered call and put options on any securities in which it may invest. All call options written by each Portfolio are covered, which means that the Portfolio will own the securities subject to the option so long as the option is outstanding. All put options written by each Portfolio are covered, which means that the Portfolio would have deposited with its custodian cash or liquid securities with a value at least equal to the exercise price of the put option. A Portfolio may also write call and put options on any securities index composed of securities in which it may invest. A Portfolio may purchase put and call options on any securities in which it may invest or options on any securities index composed of securities in which it may invest.

Each Portfolio (other than the Cash Management Portfolio) may purchase and write options on the yield "spread," or yield differential between two securities. Such transactions are referred to as "yield curve" options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease. All yield curve options written by a Portfolio will be covered in the manner described above.

There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If a Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of the underlying securities. In a closing purchase or sale transaction, a Portfolio acquires a position that offsets and cancels an option position then held by the Portfolio.

A Portfolio may purchase and sell both options that are traded (i) on U.S. exchanges, (ii) on foreign exchanges and (iii) over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the U.S. Securities and Exchange Commission ("SEC") changes its position, each Portfolio will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities. However, for options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to a formula approved by the SEC staff.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to increase total return involves the risk of loss if the Adviser or Subadviser is incorrect in its expectations of fluctuations in securities prices or interest rates. The successful use of puts for hedging purposes depends in part on the ability of the Adviser or Subadviser to predict future price fluctuations and the degree of correlation between the options and securities markets. A Portfolio pays brokerage commissions or spreads in connection with its options transactions. The writing of options could significantly increase portfolio turnover rate of a Portfolio and, therefore, associated brokerage commissions or spreads.

FUTURES CONTRACTS AND OPTIONS THEREON -- Futures contracts may be based on various securities (including U.S. government securities), securities indices, foreign currencies and other financial instruments and indices. The purchases of futures contracts or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing covered call options on securities and indices.

In addition, subject to regulations promulgated by the Commodity Futures Trading Commission, a Portfolio may engage in futures transactions for non-hedging purposes. For example, futures strategies can be used to manage the average duration of a Portfolio. To shorten the average duration of a Portfolio, the Portfolio may sell a futures contract or a call option thereon, or purchase a put option on that futures contract; to lengthen the average duration of a Portfolio, the Portfolio may buy a futures contract or a call option thereon.


No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Portfolio is required to deposit in a segregated account with the Trust's custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash or liquid securities, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Portfolio at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Portfolio may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.


Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Portfolio's obligations to or from a futures broker. When a Portfolio purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Portfolio purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Portfolio has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, while a Portfolio may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Portfolio than if it had not entered into any futures contracts or options transactions. The loss incurred by a Portfolio in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and a Portfolio may be exposed to risk of loss. In addition, it is not possible to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is also likely to fluctuate as a result of independent factors not related to currency fluctuations. Therefore, perfect correlation between a Portfolio's futures positions and portfolio positions will be impossible to achieve.

Investment in futures contracts or options thereon may also involve liquidity risks due, for example, to exchange-imposed daily trading limits that would prevent the Portfolio from liquidating an unfavorable position. See the Statement of Additional Information concerning futures and options contracts.

WARRANTS -- Certain Portfolios may invest in warrants which give the holder of the warrant a right to purchase a given number of shares of a particular issue at a specified price until expiration.


INVERSE FLOATERS -- The Corporate Bond, Asset Allocation and Emerging Markets Portfolios may invest in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio's 15% limitation on investments in such securities.

=========================================================

                                   MANAGEMENT

=========================================================


The Trust's Board of Trustees is responsible for the overall supervision of the operations of the Trust and performs various duties imposed on trustees of investment companies by the 1940 Act. The Board has retained others to provide certain services to the Trust.



INVESTMENT ADVISER -- SAAMCo, located at The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204, is a corporation organized in 1982 under the laws of the State of Delaware. SAAMCo is an indirect, wholly-owned subsidiary of Anchor National Life Insurance Company, which is an indirect subsidiary of SunAmerica Inc., an investment grade financial services company which has over $45 billion in assets. SAAMCo is engaged in providing investment advice and management services to the Trust, other mutual funds and private accounts. As of March 31, 1997, SAAMCo and its affiliates managed, advised and/or administered assets of approximately $9.6 billion.


The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. The Agreement authorizes SAAMCo to retain one or more Subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for the Portfolio transactions. SAAMCo has hired Subadvisers for certain Portfolios, and manages the investments of other Portfolios itself without the assistance of a Subadviser. SAAMCo, in consultation with one or more SunAmerica affiliates, monitors the activities of the Subadvisers, and from time to time will recommend the replacement of a Subadviser on the basis of investment performance or other considerations.

SAAMCo may terminate any Subadvisory Agreement without shareholder approval. Moreover, SAAMCo has obtained an exemptive order from the Securities and Exchange Commission which would permit SAAMCo, subject to certain conditions, to enter into Subadvisory Agreements relating to the Trust with Subadvisers approved by the Board without obtaining shareholder approval. The exemptive order would also permit SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular Subadvisory Agreements or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a Subadvisory Agreement. Shareholders of a Portfolio have the right to terminate such agreements for such Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified when SAAMCo intends to commence relying on the exemptive order, and would be notified of any Subadviser changes effected thereafter.

Purchase and sale orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or a Subadviser. The individual Portfolio Managers for both the Adviser and Subadvisers are identified in the "Portfolio Management" subsection of this section.


The annual rates of the investment advisory fees which apply to the Cash Management Portfolio are .55% on the first $100 million of Assets, .50% on the next $200 million and .45% on Assets over $300 million. The annual rates of the investment advisory fees which apply to the Corporate Bond Portfolio are .70% on the first $50 million of Assets, .60% on the next $100 million, .55% on the next $100 million and .50% on Assets over $250 million. The annual rates of the investment advisory fees which apply to both the Global Bond and Asset Allocation Portfolios are .75% on the first $50 million of Assets, .65% on the next $100 million, .60% on the next $100 million and .55% on Assets over $250 million. The annual rates of the investment advisory fees which apply to the High-Yield Bond Portfolio are .70% on the first $50 million of Assets, .65% on the next $100 million, .60% on the next $100 million, .55% on Assets over $250 million. The annual rate of the investment advisory fees which apply to each of the Worldwide High Income and International Diversified Equities Portfolios are 1.00%. The annual rates of the investment advisory fees which apply to each of the SunAmerica Balanced, Balanced/Phoenix Investment Counsel,

Growth-Income, Alliance Growth, and Growth/Phoenix Investment Counsel Portfolios are .70% on the first $50 million of Assets, .65% on the next $100 million, .60% on the next $150 million, .55% on the next $200 million, and .50% on Assets over $500 million. The annual rates of the investment advisory fees which apply to the Utility and Federated Value Portfolios are .75% on the first $150 million of Assets, .60% on the next $350 million and .50% on Assets over $500 million. The annual rates of the investment advisory fees which apply to the Venture Value and Real Estate Portfolios are .80% on the first $100 million of Assets, .75% on the next $400 million and .70% on Assets over $500 million. Effective April 16, 1997, the annual rates of the investment advisory fees which apply to the Putnam Growth Portfolio are .85% on the first $150 million of Assets, .80% on the next $150 million and .70% on Assets over $300 million. The annual rates of the investment advisory fees which apply to the International Growth and Income Portfolio are 1.00% on the first $150 million of Assets, .90% on the next $150 million of Assets and .80% on Assets over $300 million. The annual rate of the advisory fee which applies to the Emerging Markets Portfolio is 1.25% of Assets. The annual rates of the investment advisory fees which apply to the Global Equities Portfolio are .90% on the first $50 million of Assets, .80% on the next $100 million, .70% on the next $150 million and .65% of Assets over $300 million. The annual rates of the investment advisory fees which apply to the Aggressive Growth Portfolio are .75% on the first $100 million of Assets, .675% on the next $150 million, .625% on the next $250 million and .60% on Assets over $500 million. For the fiscal year ended November 30, 1996, the following Portfolios paid to SAAMCo a fee equal to the following percentage of average daily net assets: Cash Management Portfolio -- .54%, Global Bond
Portfolio -- .73%, Corporate Bond Portfolio -- .70%, High-Yield Bond
Portfolio -- .68%, Worldwide High Income Portfolio -- 1.00%, Balanced/Phoenix Investment Counsel Portfolio -- .70%, Asset Allocation Portfolio -- .65%, Growth-Income Portfolio -- .64%, Venture Value Portfolio -- .76%, Alliance Growth Portfolio -- .64%, Growth/Phoenix Investment Counsel Portfolio -- .66%, Putnam Growth Portfolio -- .82%, Global Equities Portfolio -- .80%, and International Diversified Equities Portfolio -- 1.00%. The advisory fees for the Putnam Growth Portfolio for the fiscal year ended November 30, 1996 were calculated at the annual rates set forth in the Statement of Additional Information under "Investment Advisory and Management Agreement -- Advisory Fees." For the period June 3, 1996 through November 30, 1996, the following Portfolios paid to SAAMCo a fee equal to the following percentage of average daily net assets: SunAmerica Balanced Portfolio -- .70%, Utility
Portfolio -- .75%, Federated Value Portfolio -- .75% and Aggressive Growth Portfolio -- .75%.



For certain Portfolios, the Adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the lesser of the following percentages of each of the following Portfolio's average net assets: SunAmerica Balanced Portfolio -- 1.00%, Utility
Portfolio -- 1.05%, Federated Value Portfolio -- 1.05%, Aggressive Growth Portfolio -- 1.05%, Real Estate Portfolio -- 1.30%, International Growth and Income Portfolio -- 1.75% and Emerging Markets Portfolio -- 2.00%. The Adviser also may voluntarily waive or reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by the Adviser (after June 3, 1996) with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and remain in compliance with the foregoing expense limitations.


The term "Assets" means the average daily net assets of the Portfolio. The investment advisory fees are accrued daily and paid monthly.


SUBADVISERS -- The organizations described below act as Subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the Subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees.



The Subadviser for the Growth-Income, Alliance Growth and Global Equities Portfolios is Alliance Capital Management L.P. Alliance is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance is a major international investment manager, supervising client accounts with assets totalling over $183 billion as of March 31, 1997. Alliance serves its clients, who primarily are major corporate employee benefit funds, investment companies, foundations, endowment funds and public employee retirement systems. As of March 31, 1997, Alliance was retained as an investment manager of employee benefit fund assets for 33 of the Fortune 100 companies.

The portion of the annual investment advisory fees received by SAAMCo which is paid to Alliance with respect to the Growth-Income Portfolio and the Alliance Growth Portfolio is .35% on the first $50 million of Assets, .30% on the next $100 million, .25% on the next $150 million, .20% on the next $200 million and
 .15% on Assets over $500 million; and, with respect to the Global Equities Portfolio, .50% on the first $50 million of Assets, .40% on the next $100 million, .30% on the next $150 million and .25% on Assets over $300 million. For the fiscal year ended November 30, 1996, SAAMCo paid to Alliance, with respect to each Portfolio subadvised by Alliance, a fee equal to the following percentage of average daily net assets: Growth-Income Portfolio -- .29%, Alliance Growth Portfolio -- .29%, and Global Equities Portfolio -- .40%.


The Subadviser of the Venture Value and Real Estate Portfolios is Davis Selected Advisers, L.P., ("Davis Selected") 124 East Marcy Street, Sante Fe, New Mexico 87501. Venture Advisers, Inc. is the sole General Partner of the limited partnership, which, in turn, is controlled by Shelby M.C. Davis. Davis Selected provides advisory services to other investment companies. As of March 31, 1997, Davis Selected had over $7.9 billion of assets under management. The Subadvisory Agreement with Davis Selected provides that Davis Selected may delegate any of its responsibilities under the agreement to one of its affiliates, including Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary; however Davis Selected remains ultimately responsible (subject to supervision by SAAMCo) for the assets of the Portfolios allocated to it.


The portion of the annual investment advisory fee received by SAAMCo which is paid to Davis Selected with respect to the Venture Value and Real Estate Portfolios is .45% on the first $100 million of Assets, .40% on the next $400 million and .35% on Assets over $500 million. For the fiscal year ended November 30, 1996, SAAMCo paid to Davis Selected, with respect to the Venture Value Portfolio, a fee equal to .42% of the Portfolio's average daily net assets.


The Subadviser for the Corporate Bond, Utility and Federated Value Portfolios is Federated Investment Counseling, Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. Federated is a wholly owned subsidiary of Federated Investors, and together with other subsidiaries of Federated Investors serves as investment adviser to a number of investment companies and private accounts. With over $115 billion invested across more than 260 funds under management and/or administration as of March 31, 1997, Federated Investors is one of the largest mutual fund investment managers in the United States.


The portion of the annual investment advisory fees received by SAAMCo which is paid to Federated with respect to the Corporate Bond Portfolio is .30% on the first $25 million of Assets, .25% on the next $25 million, .20% on the next $100 million and .15% on Assets over $150 million; and with respect to each of the Utility and Federated Value Portfolios is .55% on the first $20 million of Assets, .35% on the next $30 million, .25% on the next $100 million, .20% on the next $350 million and .15% on Assets over $500 million. For the fiscal year ended November 30, 1996, SAAMCo paid to Federated, with respect to each Portfolio subadvised by Federated, a fee equal to the following percentage of average daily net assets: Utility -- .55%, and Federated Value -- .55%. For the period June 3, 1996 through November 30, 1996, SAAMCo paid to Federated, with respect to the Corporate Bond Portfolio, a fee equal to .30% of average daily net assets.


The Subadviser for the Asset Allocation Portfolio is GSAM, a separate operating division of Goldman, Sachs & Co. The Subadviser for the Global Bond Portfolio is GSAM-International, an affiliate of Goldman, Sachs & Co. Goldman, Sachs & Co. is a New York limited partnership with its principal offices at 85 Broad Street, New York, New York 10004. GSAM serves a wide range of clients including private and public pension funds, endowments, foundations, banks, thrifts, insurance companies, corporations, and private investors and family groups. The asset management services are divided into the following areas: institutional fixed-income investment management; global currency management; institutional equity investment management; fund management; money market mutual fund management and administration; and private asset management. As of March 24, 1997, GSAM, together with its affiliates, acted as investment adviser, administrator or distributor for approximately $104.9 billion in assets. GSAM-International was organized in 1990 as a company with limited liability under the laws of England. It is authorized to conduct investment advisory business in the United Kingdom as a member of the Investment Management Regulatory Organisation Limited, a United Kingdom self-regulatory organization. GSAM and GSAM-International are able to draw on the research and market expertise of Goldman, Sachs & Co. in making investment decisions for the Portfolios for which they act as Subadviser. In performing their subadvisory services, GSAM and GSAM-International, while remaining ultimately responsible for the management of the Portfolio, are able to draw upon the research and expertise of their affiliate offices, for portfolio decisions and management with respect to certain portfolio securities.

The portion of the annual investment advisory fees received by SAAMCo which is paid to GSAM with respect to the Asset Allocation Portfolio is .40% on the first $50 million of Assets, .30% on the next $100 million, .25% on the next $100 million and .20% on Assets over $250 million. For the fiscal year ended November 30, 1996, SAAMCo paid to GSAM, with respect to each Portfolio subadvised by GSAM, a fee equal to the following percentage of average daily net assets:
Corporate Bond -- .34%, and Asset Allocation -- .30%. The portion of the annual investment advisory fees received by SAAMCo which is paid to GSAM-International with respect to the Global Bond Portfolio is .40% on the first $50 million of Assets, .30% on the next $100 million, .25% on the next $100 million and .20% on Assets over $250 million. For the fiscal year ended November 30, 1996, SAAMCo paid to GSAM-International, with respect to the Global Bond Portfolio, a fee equal to .38% of the Portfolio's average daily net assets.


The Subadviser of the Worldwide High Income and International Diversified Equities Portfolios is Morgan Stanley Asset Management Inc., 1221 Avenue of the Americas, New York, New York 10020. MSAM is a wholly owned subsidiary of Morgan Stanley Group Inc., and provides a broad range of portfolio management services to customers in the United States and abroad. As of March 31, 1997, MSAM, together with its affiliated investment management companies, had approximately $170 billion of assets under management (inclusive of assets under fiduciary advisory control).



On February 5, 1997, Morgan Stanley Group, Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Morgan Stanley Group, Inc. is the direct parent of MSAM, subadviser to the Worldwide High Income and International Diversified Equities Portfolios. It is currently anticipated that the transaction will close in mid-1997. Thereafter, MSAM will be a subsidiary of Morgan Stanley, Dean Witter, Discover & Co. Dean Witter, Discover & Co. is a financial services company with three major businesses: full service brokerage, credit services and asset management.


The portion of the annual investment advisory fee received by SAAMCo which is paid to MSAM with respect to each of the Worldwide High Income and International Diversified Equities Portfolios is .65% on Assets up to $350 million and .60% on Assets thereafter. For the fiscal year ended November 30, 1996, SAAMCo paid to MSAM, with respect to the International Diversified Equities Portfolio and Worldwide High Income Portfolio, a fee equal to .65% of each Portfolio's average daily net assets.


The Subadviser of the Growth/Phoenix Investment Counsel and Balanced/Phoenix Investment Counsel Portfolios is Phoenix Investment Counsel, Inc. ("Phoenix"), an indirect wholly-owned subsidiary of Phoenix Duff & Phelps Corporation. Phoenix is located at 56 Prospect Street, Hartford, CT 06115. Phoenix was originally organized in 1932 as John P. Chase, Inc. and has been engaged in the management of mutual funds since 1958. As of March 31, 1997, Phoenix Duff & Phelps through its affiliated companies, had over $32 billion in total assets under management for all its clients. Phoenix, the subadviser, had in excess of $19 billion under management as of March 31, 1997.


The portion of the annual investment advisory fees received by SAAMCo which is paid to Phoenix with respect to each of the Balanced/Phoenix Investment Counsel and Growth/Phoenix Investment Counsel Portfolios is .35% on the first $50 million of Assets, .30% on the next $100 million; .25% on the next $150 million;
 .20% on the next $200 million and .15% on Assets over $500 million. For the fiscal year ended November 30, 1996, SAAMCo paid to Phoenix, with respect to the Balanced/Phoenix Investment Counsel and Growth/Phoenix Investment Counsel Portfolios, a fee equal to .35% and .31%, respectively, of each Portfolio's average daily net assets.


The Subadviser of the Putnam Growth, International Growth and Income and Emerging Markets Portfolios is Putnam Investment Management, Inc., a Massachusetts corporation with principal offices at One Post Office Square, Boston, Massachusetts. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. Putnam and its affiliates managed approximately $187 billion as of April 15, 1997. Putnam is a subsidiary of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.


The portion of the annual investment advisory fees received by SAAMCo which is paid to Putnam with respect to the Putnam Growth Portfolio is .50% on the first $150 million of Assets, .45% on the next $150 million of Assets and
 .35% on Assets over $300 million. Putnam became the Subadviser to the Putnam Growth Portfolio on April 15, 1997. For the fiscal year ended November 30, 1996, SAAMCo paid to the Portfolio's predecessor subadviser a fee equal to .48% of the Portfolio's average daily net assets. See "Investment Advisory and Management Agreement -- Advisory Fees" in the Statement of Additional Information for the annual rates applicable with respect to the predecessor subadvisers. The portion of the annual investment advisory fees received by SAAMCo which is paid to Putnam with respect to the International Growth and Income Portfolio is .65% on the first $150 million of Assets, .55% on the next $150 million of Assets and
 .45% on Assets over $300 million. The portion of the annual investment advisory fees received by SAAMCo which is paid to Putnam with respect to the Emerging Markets Portfolio is 1.00% on the first $150 million of Assets, .95% on the next $150 million of Assets and .85% on Assets over $300 million.

PORTFOLIO MANAGEMENT -- The following individuals are primarily responsible for the day-to-day management of the particular Portfolios as indicated below.


SAAMCo's Fixed Income Investment Team headed by P. Christopher Leary has been responsible for managing the CASH MANAGEMENT PORTFOLIO, HIGH-YIELD BOND PORTFOLIO and the fixed-income component of the SUNAMERICA BALANCED PORTFOLIO since October 1996. Mr. Leary is a Senior Vice President of SAAMCo and has been a portfolio manager with the firm since 1990. John W. Risner has supervisory responsibility for the High-Yield Bond Portfolio. He is a Vice President of SAAMCo and joined the firm in February 1997. Prior to joining SAAMCo, Mr. Risner served as Senior Portfolio Manager of the Value Line Aggressive Income Trust and the Value Line Convertible Fund. Audrey L. Snell has served as the portfolio manager for the AGGRESSIVE GROWTH PORTFOLIO since the inception date of June 3, 1996. Ms. Snell is a Senior Vice President of SAAMCo and has been a portfolio manager with the firm since 1991.


Joseph M. Balestrino and Mark E. Durbiano serve as co-portfolio managers of the CORPORATE BOND PORTFOLIO. Mr. Balestrino joined Federated Investors in 1986 and has been a Vice President of Federated Advisers since 1995. Mr. Balestrino served as an Assistant Vice President of Federated Advisers from 1991 to 1995. Mr. Balestrino is a Chartered Financial Analyst. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of Federated Advisers since January 1996. From 1988 through 1995, Mr. Durbiano was a Vice President of Federated Advisers. Mr. Durbiano is a Chartered Financial Analyst.


Stephen C. Fitzgerald and Andrew F. Wilson serve as co-portfolio managers of the GLOBAL BOND PORTFOLIO. Mr. Fitzgerald has served as co-portfolio manager since the inception date of July 1, 1993 and Mr. Wilson has served as co-portfolio manager since December 1, 1995. Mr. Fitzgerald, a Vice President in the London office, joined GSAM-International in 1992. Prior to 1992, he spent two years managing multi-currency, fixed-income and balanced portfolios at Invesco MIM Limited, where he was a senior member of the derivative products group. Mr. Wilson, a Vice President in the London office, joined GSAM-International in December 1995. Prior to joining GSAM-International, Mr. Wilson spent three years as an Assistant Director of Rothschild Asset Management, where he was responsible for managing global and international bond portfolios, with specific focus on the U.S., Canadian, Australian and Japanese economies. Prior to his employment at Rothschild, Mr. Wilson spent seven years at the Reserve Bank of New Zealand, his most recent position a Trading Manager of Foreign Reserves Management. Mr. Wilson's employment at Reserve Bank of New Zealand also included a two year assignment to the foreign investment unit at the Bank of England in London.


Robert Angevine and Paul Ghaffari have served as co-portfolio managers of the WORLDWIDE HIGH INCOME PORTFOLIO since the inception date of October 28, 1994. Mr. Angevine is a principal of Morgan Stanley & Co. Incorporated ("Morgan Stanley") and a portfolio manager of MSAM's high yield investments. He has been with the firm since 1988. Mr. Ghaffari is a managing director of Morgan Stanley and a portfolio manager of MSAM's emerging market debt instruments. He has been with the firm since 1983.


Stanton J. Feeley has served as the portfolio manager for the SUNAMERICA BALANCED PORTFOLIO since the inception date of June 3, 1996. Mr. Feeley has served as Executive Vice President and Chief Investment Officer of SAAMCo since February 1992. Prior to joining SAAMCo, Mr. Feeley was a Senior Portfolio Manager for Delaware Management Company, Inc.


C. Edwin Riley, Jr. has served as the portfolio manager of the BALANCED/PHOENIX INVESTMENT COUNSEL PORTFOLIO since November 17, 1995. Prior to joining Phoenix Investment Counsel in August 1995, Mr. Riley held the position of Senior Vice President and Director of Equity Management at Nationsbank Investment Management.


Ronald E. Gutfleish, G. Lee Anderson and Eileen A. Aptman serve as co-portfolio managers of the equity portion of the ASSET ALLOCATION PORTFOLIO. Mr. Gutfleish has served in this capacity since February 1, 1995. Mr. Anderson and Ms. Aptman have served as co-portfolio managers since December 1, 1996. Mr. Gutfleish is a Vice President of GSAM, which he joined in 1993. Prior to 1993, he was a principal of Sanford C. Bernstein & Co., Inc., in its Investment Management Research Department. Mr. Anderson, is a Vice President of GSAM, which he joined in 1992. Ms. Aptman is a Vice President of GSAM, which she joined in 1993. Prior to 1993, she was an equity analyst at Delphi Management. Jonathan A. Beinner and Richard C. Lucy have served as co-portfolio managers for the fixed-income portion of the ASSET ALLOCATION PORTFOLIO since its inception date of July 1, 1993. Mr. Beinner is a Vice President of GSAM, where he joined the Funds Group in 1990. Mr. Lucy is a Vice President of GSAM, where he joined the Funds Group in 1992 after spending nine years managing fixed-income assets at Brown Brothers Harriman & Co.



Linda A. Duessel has served as portfolio manager of the UTILITY PORTFOLIO since June 1996. Ms. Duessel joined Federated Investors in 1991, and has been a Vice President of Federated Advisers since 1995. She was an Assistant Vice President of Federated Advisers from 1991 until 1995. Ms. Duessel is a Certified Public Accountants and a Chartered Financial Analyst.


Michael R. Baldwin and Bruce W. Calvert have served as co-portfolio managers for the GROWTH-INCOME PORTFOLIO since the inception date of February 9, 1993 and Stephen W. Pelensky has served as a co-portfolio manager for the Portfolio since June 30, 1995. Mr. Baldwin is a Vice President of Alliance Capital Management and joined the company in 1989. Mr. Calvert is Vice Chairman and Chief Investment Officer, and joined Alliance Capital Management in 1973. Mr. Pelensky is a Vice President of Alliance Capital Management and joined the company in 1994. Prior to joining Alliance Capital Management, Mr. Pelensky was a portfolio manager and analyst with Affinity Investment Advisors and BEA Associates.

Peter R. Anderson and Scott B. Schermerhorn serve as co-portfolio managers of the FEDERATED VALUE PORTFOLIO. Mr. Anderson joined Federated Investors in 1972 as, and is presently, a Senior Vice President of Federated Advisers. Mr. Anderson is a Chartered Financial Analyst. Mr. Schermerhorn joined Federated Investors in 1996 as a Vice President of Federated Advisers. From 1990 through 1996, Mr. Schermerhorn was a Senior Vice President and Senior Investment Officer at J. W. Seligman & Co., Inc.


Christopher C. Davis serves as portfolio manager of the VENTURE VALUE PORTFOLIO. He has been employed by Davis Selected since September, 1989 as a research analyst, assistant portfolio manager, co-portfolio manager, and portfolio manager, working side by side with Shelby M.C. Davis. Andrew A. Davis is the primary portfolio manager of the REAL ESTATE PORTFOLIO. He is a Vice President of Davis Series, Inc. and a Co-President of Davis Selected's General Partner. Until February 1993, he was the Vice President and head of convertible research at PaineWebber, Incorporated. Shelby M.C. Davis previously served as co-portfolio manager of the Venture Value Portfolio. He will continue to consult with Christopher and Andrew Davis in his capacity as Chief Investment Officer of Davis Selected.


James G. Reilly has served as the portfolio manager for the ALLIANCE GROWTH PORTFOLIO since the inception date of February 9, 1993. Mr. Reilly is a Senior Vice President of Alliance Capital Management and joined the company in 1984.

Van Harissis has served as the portfolio manager of the GROWTH/PHOENIX INVESTMENT COUNSEL PORTFOLIO since May 1996. Mr. Harissis is a Vice President of Phoenix Investment Counsel, Inc. and has been with the company since August 1995. Prior to joining Phoenix Investment Counsel, Inc., Mr. Harissis held the position of Senior Portfolio Manager at Howe and Rusling, Incorporated and had been with that firm since 1990.


C. Beth Cotner, Richard England, Manuel H. Weiss and David Santos serve as co-portfolio managers of the PUTNAM GROWTH PORTFOLIO. Ms. Cotner, a Senior Vice President, has been an investment professional with Putnam since 1995. Prior to that time, she was an Executive Vice President of Kemper Financial Services. Mr. England, a Senior Vice President, has been an investment professional with Putnam since 1992. Prior to that time, he was an investment officer with Aetna Equity Investors. Mr. Weiss, a Senior Vice President, has been an investment professional with Putnam since 1987. Mr. Santos, a Vice President, has been an investment professional with Putnam since 1986. Omil Kamshad serves as portfolio manager of the INTERNATIONAL GROWTH AND INCOME PORTFOLIO. Mr. Kamshad, Senior Vice President, was Director of Investments at Lombard Odier International prior to January 1996 and Director at Baring Asset Management Company prior to April 15, 1995. Thomas R. Haslett, Managing Director, and J. Peter Grant, Senior Vice President, serve as co-portfolio managers of the EMERGING MARKETS PORTFOLIO. Mr. Haslett has been an investment professional with Putnam since 1996. Prior to December 1996, he was a Managing Director of Montgomery Asset Management, Ltd. Mr. Grant has been an investment professional with Putnam since 1973.



Barton Biggs has served as a co-portfolio manager for the INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO since the inception date of October 28, 1994 and Francine Bovich and Ann Thivierge have served as co-portfolio managers of the Portfolio since July 1, 1995. Mr. Biggs is Chairman and Chief Investment Officer of MSAM and a Director of Morgan Stanley Group, Inc. He joined Morgan Stanley in 1973 as a General Partner and Managing Director and is a member of Morgan Stanley Group, Inc.'s Board of Directors and of the Management Committee. Ms. Bovich is responsible for product development, portfolio management and communication of asset allocation strategy. She joined MSAM, as a Principal in 1993. Prior to joining MSAM, Ms. Bovich was a Principal and Executive Vice President of Westwood Management Corp. and was with the firm from 1986 to 1993. Ms. Thivierge is a Principal of MSAM and joined the company in 1986 as an Analyst. From 1992 through 1996 she served as a Vice President of Morgan Stanley Asset Management Inc.


CUSTODIAN, TRANSFER AGENT AND DIVIDEND PAYING AGENT -- State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, is the Trust's custodian, transfer agent and dividend paying agent. State Street maintains custody of the Trust's securities and cash and the records of each shareholder's account. State Street also performs other related shareholder service functions.

=========================================================
                        PORTFOLIO TURNOVER AND BROKERAGE
=========================================================


All Portfolios effect portfolio transactions without regard to the length of time particular investments have been held. Under certain market conditions, the investment policies of the Portfolios may result in high portfolio turnover. The portfolio turnover rates for the Portfolios (other than the Real Estate International Growth and Income and Emerging Markets Portfolios) are contained in the section entitled "Financial Highlights." The portfolio turnover rates for the International Growth and Income, Real Estate and Emerging Markets Portfolios are not expected to exceed 150%, 50%, and 150%, respectively. High portfolio turnover involves correspondingly greater brokerage commissions, to the extent such commissions are payable, and other transaction costs that are borne directly by the Portfolio involved. Higher turnover rates reflect an increased rate of realization of gains and losses by the Portfolio, which would normally affect the taxable income of the Portfolio's shareholders. Where the shareholder is an insurance company separate account funding variable annuity contracts, qualified as such under the Code; however, the contractowners are not currently charged with such income or losses except to the extent provided under the Code (normally when distributions under the contracts are made). Corporate bonds and U.S. government securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved.



Broker-dealers involved in the execution of portfolio transactions on behalf of the Trust are selected on the basis of their professional capability and the value and quality of their services. In selecting such broker-dealers, the Adviser and Subadvisers will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets in which the security can be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions. The Adviser or a Subadviser also may select broker-dealers which provide it with research services and may cause a Portfolio to pay such broker-dealers commissions which exceed those which other broker-dealers may have charged, if in the Adviser's or Subadviser's view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. Further, the Adviser or a Subadviser may effect portfolio transactions through broker-dealer affiliates of the Trust, Adviser or Subadvisers.


=========================================================
                          DIVIDENDS, DISTRIBUTIONS AND
                                 FEDERAL TAXES
=========================================================

Under the Code each Portfolio is treated as a separate regulated investment company providing qualification requirements are met. To qualify as a regulated investment company, a Portfolio must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies;
(b) derive less than 30% of its gross income from the sale or other disposition of stocks or securities or certain foreign currencies (or options, futures or forward contracts thereon) held less than three months ("short-short gains"); provided, however, that foreign currency gains, including those derived from options, futures and forward contracts, will not, in any event, be characterized as short-short gains if they are directly related to the registered investment company's investments in stocks, options or futures thereon; and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer to 5% of the Portfolio's assets and to not more than 10% of the voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities). Each Portfolio is intended to meet these qualification requirements.

The restriction on short-short gains may require a Portfolio's Subadviser to defer closing out a position in a security or financial contract at the most opportunistic time.

So long as a Portfolio qualifies as a regulated investment company, such Portfolio will not be subject to federal income tax on the net investment company taxable income or net capital gains distributed to shareholders as ordinary income dividend or capital gains dividends. It is the policy of each Portfolio to distribute to its shareholders substantially all of its ordinary income and net long-term capital gains realized during each fiscal year. All distributions are reinvested in shares of the Portfolio at net asset value unless the transfer agent is instructed otherwise.


Each Portfolio of the Trust is also subject to variable contract asset diversification regulations prescribed by the U.S. Treasury Department under the Code. These regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, but each U.S. agency or instrumentality is treated as a separate issuer. If a Portfolio fails to comply with these regulations, the contracts invested in that Portfolio will not be treated as annuity, endowment or life insurance contracts for tax purposes. The Real Estate Portfolio may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Portfolio's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Portfolio, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly.


A "passive foreign investment company" (PFIC) is a foreign corporation that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If a Portfolio acquires and holds stock in a PFIC beyond the end of the year of its acquisition, the Portfolio will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain from disposition of the stock (collectively PFIC income), plus interest thereon, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. Proposed Treasury regulations provide that the Portfolio may make a "mark-to-market" election with respect to any stock it holds of a PFIC. If the election is in effect, at the end of the Portfolio's taxable year, the Portfolio will recognize the amount of gains, if any, with respect to PFIC stock. No loss will be recognized on PFIC stock. Alternatively, the Portfolio may elect to treat any PFIC in which it invests as a "qualified electing fund," in which case, in lieu of the foregoing tax and interest obligation, the Portfolio will be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain, even if they are not distributed to the Portfolio; those amounts would be subject to the distribution requirements applicable to the Portfolio described above. It may be very difficult, if not impossible, to make this election because of certain requirements thereof.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

=========================================================
                                PRICE OF SHARES
=========================================================


The Portfolios are open for business on any day the New York Stock Exchange ("NYSE") is open for regular trading. Shares of each Portfolio of the Trust are sold at the net asset value per share calculated daily at the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). Each Portfolio calculates its net asset value per share by dividing the total value of its net assets by the number of shares outstanding. Assets are generally valued at their market value, where available, except that short-term securities with 60 days or less to maturity are valued on an amortized cost basis. For a complete description of the procedures involved in valuing various Trust assets, see the Statement of Additional Information.


=========================================================
                           PURCHASES AND REDEMPTIONS
=========================================================

Shares of the Trust currently are offered only to separate accounts of Anchor National Life Insurance Company and First SunAmerica Life Insurance Company. At present, Trust shares are used as the investment vehicle for annuity contracts only. The Life Companies may issue variable life contracts that also will use the Trust as the underlying investment. The offering of Trust shares to variable annuity and variable life separate accounts is referred to as "mixed funding." It may be disadvantageous for variable annuity separate accounts and variable life separate accounts to invest in the Trust simultaneously. Although neither the Life Companies nor the Trust currently foresees such disadvantages either to variable annuity or variable life contract owners, the Board of Trustees of the Trust, based upon information provided by the Life Companies, would monitor events in order to determine, should a material conflict arise, what action, if any, need be taken in response thereto. Shares of the Trust may be offered to separate accounts of other life insurance companies which are affiliates of the Life Companies.

All shares may be purchased or redeemed by the separate accounts without any sales or redemption charge at the next computed net asset value. Purchases and redemptions are made subsequent to corresponding purchases and redemptions of units of the separate accounts without delay.

Except in extraordinary circumstances and as permissible under the 1940 Act, the redemption proceeds are paid on or before the seventh day following the request for redemption.

=========================================================
                           SHAREHOLDER VOTING RIGHTS
=========================================================

All shares of the Trust have equal voting rights and may be voted in the election of trustees and on other matters submitted to the vote of the shareholders. Shareholders' meetings ordinarily will not be held unless required by the 1940 Act. As permitted by Massachusetts law, there normally will be no shareholders' meetings for the purpose of electing trustees unless and until such time as fewer than a majority of the trustees holding office have been elected by shareholders. At that time, the trustees then in office will call a shareholders' meeting for the election of trustees. The trustees must call a meeting of shareholders for the purpose of voting upon the removal of any trustee when requested to do so by the record holders of 10% or more of the outstanding shares of the Trust. A trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees, provided that immediately after the appointment of any successor trustee, at least two-thirds of the trustees have been elected by the shareholders. Shares do not have cumulative voting rights. Thus, holders of a majority of the shares voting for the election of trustees can elect all the trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except that amendments to conform the Declaration to the requirements of applicable federal laws or regulations or the regulated investment company provisions of the Code may be made by the trustees without the vote or consent of shareholders. If not terminated by the vote or written consent of a majority of its outstanding shares, the Trust will continue indefinitely.

A change in the fundamental investment restrictions of a Portfolio requires the vote of a "majority of the outstanding voting securities" of that Portfolio. This term is defined in the 1940 Act and explained in the Statement of Additional Information.

In matters affecting only a particular Portfolio, the matter shall have been effectively acted upon by a vote of that Portfolio even though: (1) the matter has not been approved by a vote of any other

Portfolio; or (2) the matter has not been approved by a vote of the Trust as a whole.

The Life Companies' separate accounts, as shareholders of the Portfolios, have the right to vote each Portfolio's shares at any meeting of shareholders. However, the separate account will vote each Portfolio's shares in accordance with instructions received from contract owners. See the applicable contract prospectus for information regarding contract owners' voting rights.

=========================================================

                            INDEPENDENT ACCOUNTANTS

=========================================================


Price Waterhouse LLP has been selected as independent accountants for the Trust.


=========================================================
                             SHAREHOLDER INQUIRIES
=========================================================

Shareholder inquiries should be directed to Anchor National Life Insurance Company or First SunAmerica Life Insurance Company, Service Center, P.O. Box 54299, Los Angeles, California 90054-0299, telephone number (800) 445-SUN2. In New York, shareholders should call (800) 99-NYSUN.

=========================================================
                             FINANCIAL INFORMATION
=========================================================

Further financial information can be found in the Statement of Additional Information, which is available upon written request to the Trust.

                      Statement of Additional Information





                            SUNAMERICA SERIES TRUST





  This Statement of Additional Information is not a prospectus, but should be read in conjunction with the current Prospectus of SunAmerica
Series Trust ("Trust").  Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus. The Prospectus may be obtained by writing to the Trust at the following address:



                                 P.O. Box 54299
                       Los Angeles, California 90054-0299






                                  May 14, 1997

                               TABLE OF CONTENTS



TOPIC                                                                                         PAGE
-----                                                                                         ----

The Trust   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-2
Investment Objectives and Policies  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-3
Description of Commercial Paper and Bond Ratings  . . . . . . . . . . . . . . . . . . . . . .  B-27
Investment Restrictions   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-32
Trust Officers and Trustees   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-37
Investment Advisory and Management Agreement  . . . . . . . . . . . . . . . . . . . . . . . .  B-39
Subadvisory Agreements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-42
Dividends, Distributions and Federal Taxes  . . . . . . . . . . . . . . . . . . . . . . . . .  B-45
Price of Shares   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-45
Execution of Portfolio Transactions   . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-46
General Information   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-52
Financial Statements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-54



                                   THE TRUST

         The Trust, organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts, and may be sold to fund variable life contracts in the future.


         On August 30, 1994, the Board of Trustees of the Trust (the "Trustees") approved the creation of the Balanced/Phoenix Investment Counsel Portfolio, International Diversified Equities Portfolio, Worldwide High Income Portfolio and Venture Value Portfolio. On March 1, 1996, the Trustees approved the creation of the SunAmerica Balanced Portfolio, Aggressive Growth Portfolio, Federated Value Portfolio and Utility Portfolio. In addition, on March 1, 1996, the Trustees approved changing the name of the Fixed Income Portfolio to the Corporate Bond Portfolio, and such name change became effective on June 3,
1996.   On April 15, 1997, the Trustees approved the creation of the
International Growth and Income Portfolio, the Real Estate Portfolio and the Emerging Markets Portfolio. In addition, on April 15, 1997 the Trustees approved changing the name of the Provident Growth Portfolio to the Putnam Growth Portfolio, and such name change became effective on April 16, 1997.

          Shares of the Trust are held by separate accounts of Variable Annuity Account Four, Anchor National Life Insurance Company, an Arizona corporation, and First SunAmerica Life Insurance Company, a New York corporation. Anchor National Life Insurance Company and

First SunAmerica Life Insurance Company are wholly owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation wholly owned by SunAmerica Inc., a Maryland corporation.

                       INVESTMENT OBJECTIVES AND POLICIES

         The discussion below is intended to supplement the information contained in the Prospectus.

         CASH MANAGEMENT PORTFOLIO. The Cash Management Portfolio seeks to achieve its investment objective by investing in a diversified selection of money market instruments. The money market instruments that the Portfolio may invest in are as follows:

         Commercial Bank Obligations. Certificates of deposit (interest-bearing time deposits), bankers' acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity) representing direct or contingent obligations of commercial banks with total assets in excess of $1 billion, based on the latest published reports. The Cash Management Portfolio may also invest in obligations issued by commercial banks with total assets of less than $1 billion if the principal amount of these obligations owned by the Cash Management Portfolio is fully insured by the Federal Deposit Insurance Corporation ("FDIC").

         Savings Association Obligations. Certificates of deposit (interest-bearing time deposits) issued by mutual savings banks or savings and loan associations with assets in excess of $1 billion and whose deposits are insured by the FDIC. The Cash Management Portfolio may also invest in obligations issued by mutual savings banks or savings and loan associations with total assets of less than $1 billion if the principal amount of these obligations owned by the Cash Management Portfolio is fully insured by the FDIC.

         Commercial Paper. Short-term notes (up to 9 months) issued by corporations or governmental bodies. The Cash Management Portfolio may only purchase commercial paper judged by SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser") to be of suitable investment quality. This includes commercial paper that is (a) rated in the two highest categories by Standard & Poor's Ratings Services, a Division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") and by Moody's Investors Service, Inc. ("Moody's"), or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for the Cash Management Portfolio. (No more than 5% of the Cash Management Portfolio's assets may be invested in commercial paper in the second highest rating category; no more than the greater of 1% or $1 million may be invested in such securities of any one issuer.) See "Description of Commercial Paper and Bond Ratings" for a description of the ratings. The Cash Management Portfolio will not purchase commercial paper described in
         (b) above if such paper would in the aggregate exceed 15% of its total assets after such purchase. The commercial paper in which the Cash Management Portfolio may invest includes variable amount master demand notes. Variable amount master demand notes permit the Cash Management Portfolio to invest varying amounts at fluctuating rates of interest pursuant to the agreement in the master note. These are direct lending obligations between the lender and borrower, they are generally not traded, and there is no secondary market. Such instruments are payable with accrued interest in whole or in part on demand. The amounts of the instruments are subject to daily fluctuations as the participants increase or decrease the extent of their participation. Investments in these instruments are limited to those that have a demand feature enabling the Cash Management Portfolio unconditionally to receive the amount invested from the issuer upon seven or fewer days' notice. Generally, the Cash Management Portfolio attempts to invest in instruments having a one-day notice provision. In connection with master demand note arrangements, the Adviser, subject to the direction of the trustees, monitors on an ongoing basis, the earning power, cash flow and other liquidity ratios of the borrower, and its ability to pay principal and interest on demand. The Adviser also considers the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's and the Cash Management Portfolio may invest in them only if it is determined that at the time of investment the notes are of comparable quality to the other commercial paper in which the Portfolio may invest. Master demand notes are considered to have a maturity equal to the repayment notice period unless the Adviser has reason to believe that the borrower could not make timely repayment upon demand.

         Corporate Bonds and Notes. The Cash Management Portfolio may purchase corporate obligations that mature or that may be redeemed in one year or less. These obligations originally may have been issued with maturities in excess of one year. The Cash Management Portfolio may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top two rating categories by Standard & Poor's and Moody's. See "Description of Commercial Paper and Bond Ratings" for description of investment-grade ratings by Standard & Poor's and Moody's.


         LOAN PARTICIPATIONS AND ASSIGNMENTS. The Worldwide High Income Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign or corporate debt obligations and one or more financial institutions ("Lenders"). The Portfolio's investments in Loans are expected in most instances to be in the form of participations in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. In the case of Participations, the Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by the Subadviser to be creditworthy. When the Portfolio purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Portfolio anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Portfolio to assign a value to these securities for purposes of valuing the Portfolio and calculating its net asset value.


         STRUCTURED INVESTMENTS. The Worldwide High Income Portfolio and the International Growth and Income Portfolio may invest a portion of its assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Portfolio anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Portfolio is permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities.


         The Portfolio's investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.


         U.S. CORPORATE HIGH-YIELD FIXED-INCOME SECURITIES. A portion of each of the Worldwide High Income and High-Yield Bond Portfolios' assets will be invested in U.S. corporate high-yield fixed-income securities, which offer a yield above that generally available on U.S. corporate debt securities in the four highest rating categories of the recognized rating services. The Portfolio may acquire fixed-income securities of U.S. issuers, including debt obligations (e.g., bonds, debentures, notes, equipment lease certificates, equipment trust certificates, conditional sales contracts, commercial paper and obligations issued or guaranteed by the U.S. government or any of its political subdivisions, agencies or instrumentalities) and preferred stock. These fixed-income securities may have equity features, such as conversion rights or warrants, and the Portfolio may invest up to 10% of its total assets in equity features, such as conversion rights or warrants, and the Portfolio may invest up to 10% of its total assets in equity securities other than preferred stock (e.g., common stock, warrants and rights and limited partnership interests). The Portfolio may not invest more than 5% of its total assets at the time of acquisition in either of (1) equipment lease certificates, equipment trust certificates, equipment trust certificates and conditional sales contracts or (2) limited partnership interests.


         EMERGING COUNTRY FIXED-INCOME SECURITIES. Certain of the Portfolios may invest their assets, to varying degrees, in emerging country fixed-income securities, which are debt securities of government and government-related issuers located in emerging countries (including participations in loans between governments and financial institutions), and of entities organized to restructure outstanding debt of such issuers and debt securities of corporate issuers located in or organized under the laws of emerging countries. As used with respect to these Portfolios, an emerging country is any country that the International Bank for Reconstruction and Development (more commonly known as the World Bank) has determined to have a low or middle income economy. There are currently over 130 countries which are considered to be emerging countries, approximately 40 of which currently have established securities markets. The countries generally include every nation in the world except the United States, Canada, Japan, Australia, Singapore, New Zealand and most nations located in Western Europe. Not withstanding the foregoing with respect to Putnam, in addition to the exclusions listed above, the following countries should also be
excluded from the countries considered   emerging markets: Austria, Belgium,
Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Spain, Sweden, Switzerland and the United Kingdom.


         In selecting emerging country debt securities for investment by the Portfolio, the Subadviser will apply a market risk analysis contemplating assessment of factors such as liquidity, volatility, tax implications, interest rate sensitivity, counterparty risks and technical market considerations. Currently, investing in many emerging country securities is not feasible or may involve unacceptable political risks. The Portfolio expects that its investments in emerging country debt securities will be made primarily in some or all of the following emerging countries:

         Argentina                Indonesia                     Poland
         Brazil                   Malaysia                      Portugal

         Chile                    Mexico                        South Africa
         Czech Republic           Morocco                       Thailand
         Egypt                    Pakistan                      Turkey
         Greece                   Peru                          Uruguay
         Hungary                  Philippines                   Venezuela

         As opportunities to invest in debt securities in other emerging countries develop, the Portfolio expects to expand and further diversify the emerging countries in which it invests. While the Portfolio generally is not restricted in the portion of its assets which may be invested in a single country or region, it is anticipated that, under normal circumstances, the Portfolio's assets will be invested in at least three countries.

         The Portfolio's investments in government and government-related and restructured debt securities will consist of (i) debt securities or obligations issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging countries (including participation in loans between governments and financial institutions), (ii) debt securities or obligations issued by government owned, controlled or sponsored entities located in emerging countries, and (iii) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the entities described above. Such type of restructuring involves the deposit with or purchase by an entity of specific instruments and the issuance by that entity of one or more classes of securities backed by, or representing an interest in, the underlying instruments. Certain issuers of such structured securities may be deemed to be "investment companies" as defined in the Investment Company Act of 1940, as amended, (the "1940 Act"). As a result, the Portfolio's investment in such securities may be limited by certain investment restrictions contained in the 1940 Act.

         The Portfolio's investments in debt securities of corporate issuers in emerging countries may include debt securities or obligations issued (i) by banks located in emerging countries or by branches of emerging country banks located outside the country or (ii) by companies organized under the laws of an emerging country. Determinations as to eligibility will be made by the Subadviser based on publicly available information and inquiries made to the issuer. The Portfolio may also invest in certain debt obligations customarily referred to as "Brady Bonds," which are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady.

         Emerging country debt securities held by the Portfolio will take the form of bonds, notes, bills, debentures, convertible securities, warrants, bank debt obligations, short-term paper, mortgage-backed and other asset-backed securities, loan participations, loan assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging country issuers. U.S. dollar-denominated emerging country debt securities held by the Portfolio will generally be listed but not traded on a securities exchange, and non-U.S. dollar-denominated securities held by the Portfolio may or may not be listed or traded on a securities exchange. The Portfolio may invest in mortgage-backed securities and in other asset-backed securities issued by non-governmental entities such as banks and other financial institutions. Mortgage-backed securities include mortgage pass-through securities and collateralized mortgage obligations. Asset-backed securities are collateralized by such assets as automobile or credit card receivables and are securitized either in a pass-through structure or in a pay-through structure similar to a collaterized mortgage obligation.

         Investments in emerging country debt securities entail special investment risks. Many of the emerging countries listed above may have less stable political environments than more developed countries. Also, it may be more difficult to obtain a judgement in a court outside the United States.


         GLOBAL FIXED-INCOME SECURITIES. Certain of the Portfolios may invest their assets, to varying degrees, in global fixed-income securities. These are debt securities denominated in currencies of countries displaying high real yields. Such securities include government obligations issued or guaranteed by U.S. or foreign governments and their political subdivisions, authorities, agencies or instrumentalities, and by supranational entities (such as the World Bank, The European Economic Community, The Asian Development Bank and the European Coal and Steel Community), Eurobonds, and corporate bonds with varying maturities denominated in various currencies. In this portion of the Portfolio, the Subadviser seeks to minimize investment risk by investing in a high quality portfolio of debt securities, the majority of which will be rated in one of the two highest rating categories by a nationally recognized statistical rating organization. U.S. government securities in which the Portfolio may invest include obligations issued or guaranteed by the U.S. government, such as U.S. Treasury securities, as well as those backed by the full faith and credit of the United States, such as obligations of the Government National Mortgage Association and The Export-Import Bank. The Portfolio may also invest in obligations issued or guaranteed by U.S. government agencies or instrumentalities where the Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment. The Portfolio may invest in obligations issued or guaranteed by foreign governments and their political subdivisions, authorities, agencies or instrumentalities, and by supranational entities (such as the World Bank, The European Economic Community, The Asian Development Bank and the European Coal and Steel Community). Investment in foreign government securities for this portion of the Portfolio will be limited to those of developed nations which the Subadviser believes to pose limited credit risk. These countries currently include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Corporate and supranational obligations selected for this portion of the portfolio will be limited to those rated A or better by Moody's, Standard & Poor's or IBCA Ltd.

         In selecting securities for this portion of the Portfolio, the Subadviser evaluates the currency, market and individual features of the securities being considered for investment. The Subadviser believes that countries displaying the highest real yields will over time generate a high total return, and accordingly, the Subadviser's focus for this portion of the Portfolio will be to analyze the relative rates of real yield of twenty global fixed-income markets. In selecting securities, the Subadviser will first identify the global markets in which the Portfolio's assets will be invested by ranking such countries in order of highest real yield. In this portion of its portfolio, the Portfolio will invest its assets primarily in fixed-income securities denominated in the currencies of countries within the top quartile of the Subadviser's ranking.

         The Subadviser's assessment of the global fixed-income markets is based on an analysis of real interest rates. The Subadviser calculates real yield for each global market by adjusting current nominal yields of securities in each such market for inflation prevailing in each country using an analysis of past and projected (one-year) inflation rates for that country. The Subadviser expects to review and update on a regular basis its real yield ranking of countries and market sectors and to alter the allocation of this portion of the Portfolio's investments among markets as necessary when changes to real yields and inflation estimates significantly alter the relative rankings of the countries and market sectors.

         SHORT SALES. Each Portfolio (other than the Cash Management Portfolio) may make short sales, including "short sales against the box." A short sale is effected by selling a security which the

Portfolio does not own. A short sale is against the box to the extent that the Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. A Portfolio may not enter into a short sale against the box, if, as a result, more than 25% of its total assets would be subject to such short sales.

         When a Portfolio makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. To deliver the securities to the buyer, the Portfolio will need to arrange through a broker to borrow the securities and, in so doing, the Portfolio will become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

         The Portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the Trust's Custodian in the name of the broker that consists of cash or liquid securities. In addition, the Portfolio will place in a segregated account with its Custodian an amount of cash or liquid securities equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). In the event that the value of the collateral deposited with the broker, plus the value of the assets in the segregated account should fall below the value of the securities sold short, additional amounts to cover the difference will be placed in the segregated accounts. Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

         ILLIQUID SECURITIES. Each of the Portfolios may invest no more than 15% (10% in the case of the Cash Management Portfolio) of its net assets, determined as of the date of purchase, in illiquid securities including repurchase agreements which have a maturity of longer than seven days or in other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. There generally will be a lapse of time between a mutual fund's decision to sell an unregistered security and the registration of such security promoting sale. Adverse market conditions could impede a public offering of such securities. When purchasing unregistered securities, the Portfolios will seek to obtain the right of registration at the expense of the issuer.

         In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act for which there is a readily available market will not be deemed to be illiquid. The Adviser or subadviser, as the case may be, will monitor the liquidity of such restricted securities subject to the supervision of the Board of Trustees of the Trust. In reaching liquidity decisions, the Adviser, or subadviser, as the case may be, will consider, inter alia, pursuant to guidelines and procedures established by the Trustees, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         The Cash Management Portfolio may invest in commercial paper issues which include securities issued by major corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called private placement exemption from registration which is afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be sold in reliance on the safe harbor of Rule 144A described above. The Cash Management Portfolio's 10% limitation on investments in illiquid securities includes Section 4(2) paper other than Section 4(2) paper that the Adviser has determined to be liquid pursuant to guidelines established by the Trustees.
The Portfolio's Board of Trustees delegated to the Adviser the function of making day-to-day determinations of liquidity with respect to Section 4(2) paper, pursuant to guidelines approved by the Trustees that require the Adviser to take into account the same factors described above for other restricted securities and require the Adviser to perform the same monitoring and reporting functions.

         REVERSE REPURCHASE AGREEMENTS. The Cash Management, Corporate Bond, High-Yield Bond, Worldwide High Income, SunAmerica Balanced, Utility, Federated Value and Aggressive Growth Portfolios may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions that have been determined by the Adviser or Subadviser to be creditworthy. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. The Portfolios will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. The Portfolio will maintain with the Custodian a separate account with a segregated portfolio of cash or liquid securities in an amount at least equal to its purchase obligations under these agreements (including accrued interest). In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's repurchase obligation, and the Portfolio's use of proceeds of the agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings and are subject to the percentage limitations on borrowings. See "Investment Restrictions."

         FLOATING RATE OBLIGATIONS. These securities have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering Rate). The Adviser considers floating rate obligations to be liquid investments because a number of United States and foreign securities dealers make active markets in these securities.

         COVERED OPTIONS.   Each Portfolio may write (sell) covered call and
put options on any securities in which it may invest. A Portfolio may purchase and write such options on securities that are listed on national domestic securities exchanges (and, for certain Portfolios, foreign securities exchanges) or traded in the over-the-counter market. A call option written by a Portfolio obligates a Portfolio to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by a Portfolio are covered, which means that a Portfolio will own the securities subject to the option so long as the option is outstanding. The purpose of writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, a Portfolio may forego the opportunity to profit from an increase in the market price of the underlying security.

         A put option written by a Portfolio would obligate a Portfolio to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Portfolio would be covered, which means that the Portfolio would have deposited with its custodian cash, U.S. government securities or other high-grade debt securities (i.e., securities rated in one of the top three categories by Moody's or Standard & Poor's, or, if unrated, deemed by the Adviser or subadviser to be of comparable credit quality) with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for a Portfolio. However, in return for the option premium, a Portfolio accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

         PORTFOLIO STRATEGIES RELATED TO FOREIGN SECURITIES. Each Portfolio may engage in various portfolio strategies to reduce certain risks of their respective investments and/or to attempt to enhance return. Each Portfolio may engage in strategies including the purchase and sale of forward foreign currency exchange contracts, currency and financial index futures contracts (including, in the case of the Global Equities Portfolio, stock index futures) and options thereon, put and call options on currencies and financial indices, and combinations thereof. The Adviser or Subadviser will use such techniques as market conditions warrant. Each Portfolio's ability to use these strategies may be limited by market conditions, regulatory limits and tax considerations and there can be no assurance that any of these strategies will succeed. New financial products and risk management techniques continue to be developed and these Portfolios may use these new investments and techniques to the extent consistent with their investment objective and policies.

         In addition to direct investment, the Portfolios which may invest in foreign securities may also invest in American Depositary Receipts ("ADRs") and in other Depositary Receipts, including Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and others (which, together with ADRs, GDRs and EDRs, are hereinafter collectively referred to as "Depositary Receipts"), to the extent that such Depositary Receipts become available. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer (the "underlying issuer") and deposited with the depositary. ADRs include American Depositary Shares and New York Shares and may be "sponsored" or "unsponsored." Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing the unsponsored Depositary Receipt. The depositary of unsponsored Depositary Receipts is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored Depositary Receipt voting rights with respect to the deposited securities or pool of securities. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. A Portfolio may invest in sponsored and unsponsored Depositary Receipts. For purposes of a Portfolio's investment policies, the Portfolio's investments in Depositary Receipts will be deemed to be investments in the underlying securities. The Portfolios also may invest in securities denominated in European Currency Units ("ECUs"). Generally ADRs, in registered form, are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets. An "ECU" is a "basket" consisting of specified amounts of currencies of certain of the twelve member states of the European Community. The specific amount of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Portfolios may invest in securities denominated in other currency "baskets." See "Description of Securities and Investment Techniques - Risks and Considerations Applicable to Investment in Securities of Foreign Issuers" in the Prospectus.


         The Portfolios may also invest in emerging country securities. As used with respect to this Portfolio, the term "emerging country" applies to any country which, in the opinion of the Subadviser, is generally considered to be an emerging or developing country by the international financial community, including the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. There are currently over 130 countries which, in the opinion of the Subadviser, are generally considered to be emerging or developing countries by the international financial community, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, Singapore and most nations located in Western Europe. Not withstanding the foregoing with respect to the Emerging Markets Portfolio, the Subadviser believes that in addition to the exclusions listed above, the following countries should also be
excluded from the countries considered   emerging markets: Austria, Belgium,
Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway,
Spain, Sweden, Switzerland and the United Kingdom.   Currently, investing
in many emerging countries is not feasible or may invoke unacceptable political risks.

         The International Diversified Equities Portfolio will focus its investments on those emerging market countries in which it believes the economies are developing strongly and in which the markets are becoming more sophisticated. With respect to the portions of such Portfolio that is invested in emerging country equity securities, the Portfolio initially intends to invest primarily in some or all of the following countries:

         Argentina           Indonesia           Portugal        Thailand
         Brazil              Mexico              South Africa    Turkey
         India               Philippines         South Korea

         As markets in other countries develop, the International Diversified Equities Portfolio expects to expand and further diversify the emerging countries in which it invests. The Portfolio does not intend to invest in any security in a country where the currency is not freely convertible to U.S. dollars, unless the Portfolio has obtained the necessary governmental licensing to convert such currency or other appropriately licensed or sanctioned contractual guarantee to protect such investment against loss of that currency's external value, or the Portfolio has a reasonable expectation at the time the investment is made that such governmental licensing or other appropriately licensed or sanctioned guarantee would be obtained or that the currency in which the security is quoted would be freely convertible at the time of any proposed sale of the security by the Portfolio.

         An emerging country security is one issued by a company that, in the opinion of the Subadviser, has one or more of the following characteristics:(i) it is organized under the laws of, and has a principal office in, an emerging country, or (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from business in emerging countries. An emerging market security may also include a company which has its principal securities trading market in an emerging country. The Subadviser will base determinations as to eligibility on publicly available information and inquiries made to the companies.

         FOREIGN CURRENCY AND FINANCIAL INDEX TRANSACTIONS - FORWARD EXCHANGE AND FUTURES CONTRACTS, OPTIONS AND OPTIONS ON FUTURES CONTRACTS. Each Portfolio may enter into contracts for the purchase or sale for future delivery of foreign currencies ("forward currency exchange contracts"), financial and foreign currency futures contracts or contracts based on financial indices ("futures contracts") and may purchase and write put and call options to buy or sell currencies and to buy or sell futures contracts ("options on futures contracts").

         A forward foreign currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A "sale" of a foreign currency futures contract means entering into a contract to deliver the foreign currencies called for by the contract at a specified price on a specified date. A "purchase" of a foreign currency futures contract means entering into a contract to acquire the foreign currencies called for by the contract at a specified price on a specified date.

         An exchange-traded futures contract relating to foreign currency, or a financial index, is similar to a forward foreign currency exchange contract but has a standardized size and exchange date. A Portfolio may either accept or make delivery of the currency at the maturity of such a contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract and the price at which the contract was originally struck. No physical delivery of the securities underlying the index is made.

         Over-the-counter currency instruments are subject to the risk that the counterparty to such instruments will default on its obligations. Since over-the-counter currency instruments are not guaranteed by an exchange or clearinghouse, a default on the instrument would deprive the Portfolio of unrealized profits, transaction costs or the benefits of a currency hedge or force the Portfolio to cover its purchase or sale commitments, if any, at the current market price. A Portfolio will not enter into such transactions unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Adviser or Subadviser.

         Each Portfolio may enter into futures contracts in anticipation of, or to protect against, fluctuations in currency exchange rates. A Portfolio might, for example, enter into a futures contract when it wanted to hold securities denominated in a particular currency but anticipated, and wished to be protected against, a decline in that currency against the U.S. dollar. Similarly, it might enter into futures contracts to "lock in" the U.S. dollar price of non-U.S. dollar denominated securities that it anticipated purchasing. Although futures contracts typically will involve the purchase and sale of a foreign currency against the

U.S. dollar, a Portfolio also may enter into currency contracts not involving the U.S. dollar.

         In connection with these futures transactions, the Trust has filed a notice of eligibility with the Commodity Futures Trading Commission ("CFTC") that exempts the Trust from CFTC registration as a "commodity pool operator" as defined under the Commodity Exchange Act. Pursuant to this notice, each Portfolio will observe certain CFTC guidelines with respect to its futures transactions that, among other things, require the Portfolio to use futures for bona fide "hedging" purposes only (as defined by CFTC rules), and, in the case of futures transactions for non-bona fide hedging purposes, to limit initial margin deposits to no more than 5% of its net assets after taking into account unrealized profits and unrealized losses on any such contracts entered into.
In addition, subject to the limitation on margin deposits described above, a Portfolio may engage in futures transactions for non-bona fide hedging purposes, provided that the total value of such long futures positions will not exceed the sum of (a) cash or cash equivalents set aside in an identifiable manner for this purpose, (b) cash proceeds on existing investments due within 30 days, and (c) accrued profits on such futures or options positions.

         Parties to futures contracts and holders and writers of options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time. Secondary markets for options on futures are currently in the development stage, and no Portfolio will trade options on futures on any exchange or board of trade unless, in the judgment of the Adviser or applicable Subadviser, the markets for such options have developed sufficiently that the liquidity risks for such options are not greater than the corresponding risks for futures.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If a Portfolio were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to its position. In addition, except in the case of purchased options, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

         Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related option positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

         In connection with the purchase of futures contracts, a Portfolio will deposit and maintain in a segregated account with the Trust's custodian an amount of cash or liquid securities equal to its obligations under the futures contracts less any amounts maintained in a margin account with the Trust's futures broker.

         OPTIONS - Each Portfolio may attempt to accomplish objectives similar to those involved in their use of futures contracts by purchasing or selling put or call options on currencies, currency futures contracts, and financial index futures (including, in the case of the Global Equities Portfolio, stock index futures). A foreign currency put option gives the Portfolio as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives the Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A Portfolio might purchase a currency put option, for example, to protect itself during the contract period against a decline in the U.S. dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which a Portfolio anticipates purchasing securities.

         Currency options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. A Portfolio will not purchase an OTC option unless it is believed that daily valuations for such options are readily obtainable. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

         An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

         Options on futures contracts to be written or purchased by a Portfolio will be traded on U.S. or foreign exchanges or over-the-counter. These investment techniques will be used only to hedge against anticipated future changes in market conditions or exchange rates which otherwise might either adversely affect the value of a Portfolio's securities or adversely affect the prices of securities which a Portfolio intends to purchase at a later date.

         CERTAIN RISK FACTORS RELATING TO HIGH-YIELD BONDS.   The Corporate
Bond, High-Yield Bond, Worldwide High Income, Balanced/Phoenix Investment Counsel, Asset Allocation, Real Estate and Emerging Markets Portfolios may invest in high-yield bonds. These bonds present certain risks which are discussed below:

         Sensitivity to Interest Rate and Economic Changes - High-yield bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Portfolio may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield bonds and the Portfolio's net asset value.

         Payment Expectations - High-yield bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield bond's value will decrease in a rising interest rate market, as will the value of the Portfolio's assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Portfolio's rate of return.

         Liquidity and Valuation - There may be little trading in the secondary market for particular bonds, which may affect adversely a Portfolio's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thin market.

         CERTAIN RISK FACTORS AFFECTING UTILITY COMPANIES. The Utility and Real Estate Portfolios may invest in equity and debt securities of utility companies. There are certain risks and considerations affecting utility companies, and the holders of utility company securities, which an investor should take into account when investing in those securities. Factors which may adversely affect utility companies include: difficulty in financing large construction programs during inflationary periods; technological innovations which may cause existing plants, equipment, or products to become less competitive or obsolete; the impact of natural or man-made disaster (especially on regional utilities); increased costs or reductions in production due to the unavailability of appropriate types of fuels; seasonally or occasionally reduced availability or higher cost of natural gas; and reduced demand due to energy conservation among consumers. These revenues of domestic and foreign utility companies generally reflect the economic growth and developments in the geographic areas in which they do business. Furthermore, utility securities tend to be interest rate sensitive.

         In addition, most utility companies in the United States and in foreign countries are subject to government regulation. Generally, the purpose of such regulation is to ensure desirable levels of service and adequate capacity to meet public demand. To this end, prices are often regulated to enable consumers to obtain service at what is perceived to be a fair price, while attempting to provide utility companies with a rate of return sufficient to attract capital investment necessary for continued operation and necessary growth. Recently, utility regulators have permitted utilities to diversify outside of their original geographic regions and their traditional lines of business. While the Subadvisers believe that these opportunities will permit certain utility companies to earn more than their traditional regulated rates of return, other companies may be forced to defend their core business and may be less profitable. Of course, there can be no assurance that all of the regulatory policies described in this paragraph will continue in the future.

         In addition to the effects of regulation described in the previous paragraph, utility companies may also be adversely affected by the following regulatory considerations: (i) the development and implementation of a national energy policy; (ii) the differences between regulatory policies of different jurisdictions (or different regulators which have concurrent jurisdiction);
(iii) shifts in regulatory policies; (iv) adequacy of rate increases; and (v) future regulatory legislation.

         Foreign utility companies may encounter different risks and opportunities than those located in the United States. Foreign utility companies may be more heavily regulated than their United States counterparts. Many foreign utility companies currently use fuels which cause more pollution than fuels used by United States utilities. In the future, it may be necessary for such foreign utility companies to invest heavily in pollution control equipment or otherwise meet pollution restrictions. Rapid growth in certain foreign economies may encourage the growth of utility industries in those countries.

         In addition to the foregoing considerations which affect most utility companies, there are specific considerations which affect specific utility industries:

         Electric. The electric utility industry is composed of companies that are engaged in the generation, transmission, and sale of electric energy. Electric utility companies may be affected either favorably or unfavorably, depending upon the circumstances, by the following: fuel costs; financing costs; size of the region in which sales are made; operating costs; environmental and safety regulations; changes in the regulatory environment; and the length of time needed to complete major construction projects.

         In the United States, the construction and operation of nuclear power facilities is subject to a high degree of regulatory oversight by the Nuclear Regulatory Commission and state agencies with concurrent jurisdiction. In addition, the design, construction, licensing, and operation of nuclear power facilities are often subject to lengthy delays and unanticipated costs due to changes in regulatory policy, regional political actions, and lawsuits. Furthermore, during rate authorizations, utility regulators may disallow the inclusion in electric rates of the higher operating costs and expenditures resulting from these delays and unanticipated costs, including the costs of a nuclear facility which a utility company may never be able to use.

         Telecommunications. The telephone industry is large and highly concentrated. The greatest portion of this segment is comprised of companies which distribute telephone services and provide access to the telephone networks. While many telephone companies have diversified into other businesses in recent years, the profitability of telephone utility companies could be adversely affected by increasing competition, technological innovations, and other structural changes in the industry.

         Cable television companies are typically local monopolies, subject to scrutiny by both utility regulators and municipal governments. Emerging technologies and legislation encouraging local competition are combining to threaten these monopolies and may slow future growth rates of these companies. The radio telecommunications segment of this industry, including cellular telephone, is in its early developmental phase and is characterized by emerging, rapidly growing companies.

         Gas. Gas transmission and distribution companies are undergoing significant changes. In the United States, the Federal Energy Regulatory Commission is reducing its regulation of interstate transmission of gas. While gas utility companies have in the recent past been adversely affected by disruptions in the oil industry, increased concentration, and increased competition, the Subadviser believes that environmental considerations should benefit the gas industry in the future.

         Water. Water utility companies purify, distribute, and sell water. This industry is highly fragmented because most of the water supplies are owned by local authorities. Water utility companies are generally mature and are experiencing little or no per capita volume growth. The Subadviser believes that favorable investment opportunities may result if anticipated consolidation and foreign participation in this industry occurs.

         CONVENTIONAL MORTGAGE PASS-THROUGH SECURITIES. Conventional mortgage pass-through securities ("Conventional Mortgage Pass-Throughs") represent participation interests in pools of mortgage loans that are issued by trusts formed by originators of the institutional investors in mortgage loans (or represent custodial arrangements administered by such institutions). These originators and institutions include commercial banks, savings and loan associations, credit unions, savings banks, insurance companies, investment banks or special purpose subsidiaries of the foregoing. For federal income tax purposes, such trusts are generally treated as grantor trusts or real estate mortgage conduits ("REMIC") and, in either case, are generally not subject to any significant amount of federal income tax at the entity level.

         The mortgage pools underlying Conventional Mortgage Pass-Throughs consist of conventional mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on residential or mixed residential and commercial properties. Conventional Mortgage Pass-Throughs (whether fixed or adjustable rate) provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amount paid to any guarantor, administrator and/or servicer of the underlying mortgage loans. A trust fund with respect to which a REMIC election has been made may include regular interests in other REMICs which in turn will ultimately evidence interests in mortgage loans.

         Conventional mortgage pools generally offer a higher rate of interest than government and government-related pools because of the absence of any direct or indirect government or agency payment guarantees. However, timely payment of interest and principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loans, title, pool and hazard insurance and letters of credit. The insurance and guarantees may be issued by private insurers and mortgage poolers. Although the market for such securities is becoming increasingly liquid, mortgage-related securities issued by private organizations may not be readily marketable.

         CERTAIN COLLATERALIZED MORTGAGE OBLIGATIONS. Principal and interest on the underlying mortgage assets may be allocated among the several classes of Collateralized Mortgage Obligations ("CMOs") in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the mortgage assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

         Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

         A wide variety of CMOs may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay CMOs which generally require that specified amounts of principal be applied on each payment date to one or more classes of CMOs (the "PAC Certificates"), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

         WARRANTS. The Corporate Bond, High-Yield, SunAmerica Balanced, Utility, Federated Value, Aggressive Growth, Real Estate International Growth and Income and Emerging Markets Portfolios may invest in warrants which give the holder of the warrant a right to purchase a given number of shares of a particular issue at a specified price until expiration. Such investments can generally provide a greater potential for profit or loss than investments of equivalent amounts in the underlying common stock. The prices of warrants do not necessarily move with the prices of the underlying securities. If the holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying stock does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying stock) with respect to the assets of the issuer. Although certain of the Portfolios may not invest directly in warrants, such Portfolios may invest in securities that are acquired as part of a unit consisting of a combination of fixed-income and equity securities or securities to which warrants are attached.

                DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS

         COMMERCIAL PAPER RATINGS. Moody's employs the designations "P-1," "P-2" and "P-3" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated P-1 have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated P-2 have a strong capacity for repayment of short-term promissory obligations.
This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

         Standard & Poor's ratings of commercial paper are graded into four categories ranging from A for the highest quality obligations to D for the lowest. A - Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to
indicate the relative degree of safety.    A-1 - This designation indicates
that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation. A-2 - Capacity for timely payments on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

         Duff & Phelps Rating Co. ("Duff & Phelps") commercial paper ratings are consistent with the short-term rating criteria utilized by money market participants. Duff & Phelps commercial paper ratings refine the traditional 1 category. The majority of commercial issuers carry the higher short-term rating yet significant quality differences within that tier do exist. As a consequence, Duff & Phelps has incorporated gradations of 1+ and 1-to assist investors in recognizing those differences.

         Duff 1+ - Highest certainty of time repayment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1 - Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Duff 1- - High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Duff 2 - Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. Duff 3 - Satisfactory liquidity and other protection factors, qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected. Duff 4
- Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation. Duff 5 - Default.

         The short-term ratings of Fitch Investor Services, Inc. ("Fitch") apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch short-term ratings are as follows: F-1+ Exceptionally Strong Credit Quality - Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1 Very Strong Credit Quality -Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. F-2 Good Credit Quality - Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings. F-3 Fair Credit Quality -Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade. F-5 Weak Credit Quality - Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions. D Default -Issues assigned this rating are in actual or imminent payment default. LOC - The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

         Thomson BankWatch, Inc. ("BankWatch") short-term ratings apply only to unsecured instruments that have a maturity of one year or less. These short-term ratings specifically assess the likelihood of an untimely payment of principal and interest. TBW-1 is the highest category, which indicates a very high degree of likelihood that principal and interest will be paid on a timely basis. TBW-2 is the second highest category and, while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

         CORPORATE DEBT SECURITIES. Moody's rates the long-term debt securities issued by various entities from "Aaa" to "C." Aaa - Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a larger, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of these issues. Aa
- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat greater.
A - Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future. Baa - Medium grade obligations.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. Ba - Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position. B - Generally lack characteristics of the desirable investment assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa - Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - Speculative in a high degree; often in default or have other marked shortcomings. C - Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standings.

         Standard & Poor's rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. AAA - Highest rating. Capacity to pay interest and repay principal is extremely strong. AA - High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree. A - Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher rated categories. BBB - Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories. BB, B, CCC, CC, C - Regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicated the lowest degree of speculation and C the highest degree of speculative. While this debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. C1 - Reserved for income bonds on which no interest is being paid. D - In default and payment of interest and/or repayment of principal is in arrears.

         Fitch rates the long-term debt securities issued by various entities in categories "AAA" to "D" according to quality. AAA is considered to be investment grade and of the highest credit quality. The ability to pay interest and repay principal is exceptionally strong. AA is considered to be investment grade and of very high credit quality. The ability to pay interest and repay principal is very strong, although not quite as strong as AAA issues. A is considered to be investment grade and of high credit quality. The ability to pay interest and repay principal is strong, but these issues may be more vulnerable to adverse changes in economic conditions and circumstances than higher rated issues. BBB is considered to be investment grade and of satisfactory credit quality. The ability to pay interest and repay principal is adequate. These issues are more likely to be affected by adverse changes in economic conditions and circumstances and, therefore, impair timely payment. The likelihood that the ratings of these issues will fall below investment grade is higher than for issues with higher ratings. BB is considered speculative. The ability to pay interest and repay principal may be affected over time by adverse economic changes. B is considered highly speculative. The probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
CCC issues are considered to have certain identifiable characteristics which may lead to default. The ability to meet obligations requires an advantageous business and economic environment. CC issues are minimally protected and default in payment of interest and/or principal seems probable over time.
Issues rated C are in imminent default in payment of interest or principal.
DDD, DD, and D issues are in default on interest and/or principal payments and are extremely speculative. Plus(+) and minus(-) signs are used with a rating symbol to indicate the relative position within the rating category.

         Duff & Phelps rates long-term debt specifically to credit quality, i.e., the likelihood of timely payment for principal and interest. AAA is considered the highest quality. AA is considered high quality. A is regarded as good quality. BBB is considered to be investment grade and of satisfactory credit quality. BB and B are considered to be non-investment grade and CCC is regarded as speculative. Ratings in the long-term debt categories may include a plus(+) or minus(-) designation which indicates where within the respective category the issue is placed.

         BankWatch rates the long-term debt securities issued by various entities either AAA or AA. AAA is the highest category, which indicates the ability to repay principal and interest on a timely basis is very high. AA is the second highest category, which indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category. Ratings in the long-term debt categories may include a plus (+) or minus (-) designation which indicates where within the respective category the issue is placed.



                            INVESTMENT RESTRICTIONS

         The Trust has adopted certain investment restrictions for each Portfolio that cannot be changed without approval by a majority of its outstanding voting securities. Such majority is defined as the vote of the lesser of (i) 67% or more of the outstanding shares of the Portfolios present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Portfolios.

            INVESTMENT RESTRICTIONS OF THE CASH MANAGEMENT PORTFOLIO

         The Cash Management Portfolio has adopted the following restrictions that are fundamental policies. These fundamental policies, as well as the Cash Management Portfolio's investment objective, cannot be changed without approval by a majority of its outstanding voting securities. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made. The Cash Management Portfolio may not:

         1. Invest more than 5% of the value of its total assets in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the Portfolio's total assets, and, provided further, that the limitation shall not apply to obligations of the government of the U.S. or of any corporation organized as an instrumentality of the U.S. under a general act of Congress.

         2. As to 75% of its total assets, purchase more than 10% of the outstanding voting class of securities of an issuer.

         3. Invest more than 25% of the Portfolio's total assets in the securities of issuers in the same industry. Obligations of the U.S. Government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the Portfolio may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

         4. Make loans to others except for the purchase of the debt securities listed above under its Investment Policies. The Portfolio may, however, enter into repurchase agreements.

         5. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the Portfolio's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the Portfolio will reduce within three days the amount of its borrowings in order to provide for 300% asset coverage.

         6. Sell securities short except to the extent that the Portfolio contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short.

         7. Act as underwriter of securities issued by others, engage in distribution of securities for others, or make investments in other companies for the purpose of exercising control or management.

         In addition to the foregoing, the Cash Management Portfolio has adopted the following non-fundamental policies (which may be changed by the Trustees without shareholder approval). Under these restrictions, the Cash Management Portfolio may not:

         a. Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 10% of the Portfolio's total assets would be so invested.

         b.      Pledge or hypothecate its assets.

         c. Invest in puts, calls, straddles, spreads or any combination thereof, except as permitted by the Prospectus and Statement of Additional Information, as amended from time to time.

         d. Invest in securities of other investment companies except to the extent permitted by applicable law and the Prospectus and Statement of Additional Information, as amended from time to time.

         e. Invest more than 5% of its assets (measured at the time of purchase) in the securities of any one issuer (other than the U.S.
Government); provided however, that the Cash Management Portfolio may invest, as to 25% of its assets, more than 5% of its assets in certain high quality securities (as defined in the Rule) of a single issuer for a period of up to three business days. Notwithstanding fundamental investment restriction Number 1 above, in order to comply with Rule 2a-7 under the 1940 Act, the Cash Management Portfolio has adopted this more restrictive policy The purchase by the Cash Management Portfolio of securities that have "put" or "stand-by" commitment features are not considered "puts" for purposes of non-fundamental investment restriction C above.


INVESTMENT RESTRICTIONS OF THE CORPORATE BOND PORTFOLIO, GLOBAL BOND PORTFOLIO,
          HIGH-YIELD BOND PORTFOLIO, WORLDWIDE HIGH INCOME PORTFOLIO, SUNAMERICA BALANCED PORTFOLIO, BALANCED/PHOENIX INVESTMENT COUNSEL PORTFOLIO,
                      ASSET ALLOCATION PORTFOLIO, UTILITY
 PORTFOLIO, GROWTH-INCOME PORTFOLIO, FEDERATED VALUE PORTFOLIO, VENTURE VALUE
                     PORTFOLIO, ALLIANCE GROWTH PORTFOLIO,

  GROWTH/PHOENIX INVESTMENT COUNSEL PORTFOLIO, PUTNAM GROWTH PORTFOLIO, REAL
     ESTATE PORTFOLIO, AGGRESSIVE GROWTH PORTFOLIO, INTERNATIONAL GROWTH AND INCOME PORTFOLIO, GLOBAL EQUITIES PORTFOLIO, INTERNATIONAL DIVERSIFIED
               EQUITIES PORTFOLIO AND EMERGING MARKETS PORTFOLIO

         The Corporate Bond Portfolio, Global Bond Portfolio, High-Yield Bond Portfolio, Worldwide High Income Portfolio, SunAmerica Balanced Portfolio, Balanced/Phoenix Investment Counsel Portfolio, Asset Allocation Portfolio, Utility Portfolio, Growth-Income Portfolio, Federated Value Portfolio, Venture Value Portfolio, Alliance Growth Portfolio, Growth/Phoenix Investment Counsel Portfolio, Putnam Growth Portfolio, Real Estate Portfolio, Aggressive Growth Portfolio, International Growth and Income Portfolio, Global Equities Portfolio, International Diversified Equities Portfolio and Emerging Markets Portfolio have each adopted the following investment restrictions that are fundamental policies. These fundamental policies cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the respective Portfolio. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made. These Portfolios may not:


         1. Other than the Global Bond, Worldwide High Income and International Diversified Equities Portfolios, invest more than 5% of the value of the total assets of a Portfolio in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the Portfolio's total assets and, provided further, that the limitation shall not apply to obligations issued or guaranteed by the government of the United States or of any of its agencies or instrumentalities.

         2. As to 75% of its total assets, purchase more than 10% of any class of the outstanding voting securities of an issuer. This restriction does not apply to the Global Bond, International Diversified Equities and Worldwide High Income Portfolios.

         3. Invest more than 25% of the Portfolio's total assets in the securities of issuers in the same industry, except that the Utility Portfolio will invest at least 25% of its total assets in the securities of utility companies and the Real Estate Portfolio will invest at least 25% of its total assets in the securities of real estate companies. Obligations of the U.S. Government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration. The Portfolio may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks. With respect to the Real Estate

Portfolio, as to utility companies, the gas, electric, water and telephone businesses will be considered separate industries.

         4. Invest in real estate (including in the case of all Portfolios except the Real Estate Portfolio limited partnership interests, but excluding in the case of all Portfolios securities of companies, such as real estate investment trusts, which deal in real estate or interests therein); provided that a Portfolio may hold or sell real estate acquired as a result of the ownership of securities. This limitation shall not prevent a Portfolio from investing in securities secured by real estate or interests therein.

         5. Purchase commodities or commodity contracts; except that any Portfolio may engage in transactions in put and call options on securities, indices and currencies, forward and futures contracts on securities, indices and currencies, put and call options on such futures contracts, forward commitment transactions, forward foreign currency exchange contracts, interest-rate, mortgage and currency swaps and interest-rate floors and caps.

         6. Borrow money, except to the extent permitted by applicable law.

         7.      Purchase securities on margin.

         8. Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; and (c) the lending of its portfolio securities.


         In addition to the foregoing, the Global Bond, Corporate Bond, High-Yield Bond, Worldwide High Income, SunAmerica Balanced, Balanced/Phoenix Investment Counsel, Asset Allocation, Utility, Growth-Income, Federated Value, Venture Value, Alliance Growth, Growth/Phoenix Investment Counsel, Provident Growth, Global Equities, International Diversified Equities, Aggressive Growth, International Growth and Income, Real Estate and Emerging Markets Portfolios have each adopted the following non-fundamental policies (which may be changed by the Trustees without shareholder approval). Under these restrictions, such Portfolios may not:


         a. Enter into any repurchase agreement maturing in more than seven days or investing in any other illiquid security if, as a result, more than 15% of a Portfolio's total assets would be so invested.

         b. Invest in securities of other investment companies, except to the extent permitted by applicable law and the Prospectus and Statement of Additional Information, as amended from time to time.

         c. Other than the Emerging Markets Portfolio, pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and, to the extent related to the segregation of assets in connection with the writing of covered put and call options and the purchase of securities or currencies on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to forward contracts, options, futures contracts and options on futures contracts. In addition, the Corporate Bond, High-Yield Bond, Worldwide High Income, SunAmerica Balanced, Aggressive Growth, Federated Value and Utility Portfolios may pledge assets in reverse repurchase agreements.

         d. Invest in companies for the purpose of exercising control or management.

         e. Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase and resale of portfolio securities.

         f. Sell securities short except to the extent permitted by applicable law.

         g. Invest in puts, calls, straddles, spreads or any combination thereof, except as permitted by the Prospectus and Statement of Additional Information, as amended from time to time.

                          TRUST OFFICERS AND TRUSTEES

         The Trustees and executive officers of the Trust, their ages and principal occupations for the past five years are set forth below. Each Trustee also serves as a trustee of the Anchor Pathway Fund. Unless otherwise noted, the address of each executive officer and trustee is 1 SunAmerica Center, Los Angeles, California 90067-6022.

 Name, Age and Position(s)                          Principal Occupation(s) During Past Five Years
 -------------------------                          -----------------------------------------------
 Held with the Trust
 -------------------
 RICHARDS D. BARGER, 68, Trustee                    Senior Partner, Law Firm of Barger & Wolen; former
                                                    Director, Anchor National Life Insurance Company
                                                    ("Anchor National")(from 1980 to 1986).

 JAMES K. HUNT, * 45, Trustee, Chairman and         Executive Vice President, SunAmerica Investments, Inc.
 President                                          (1993 to present); President, SunAmerica Corporate
                                                    Finance (since January 1994); Senior Vice President,
                                                    SunAmerica Investments, Inc. (1990-1993).

 Name, Age and Position(s)                          Principal Occupation(s) During Past Five Years
 -------------------------                          -----------------------------------------------
 Held with the Trust
 -------------------
 NORMAN J. METCALFE, * 54, Trustee                  Vice Chairman and Chief Financial Officer, The Irvine
                                                    Company (March 1993 to Present); Executive Vice
                                                    President (1986-1992) and Director (1984-1993),
                                                    SunAmerica Inc.; formerly, President, SunAmerica
                                                    Investments, Inc.(1988-1992); and  Executive Vice
                                                    President and Director, Anchor National (1986-1992).

 ALLAN L. SHER, 65,                                 Director, Board of Governors, American Stock Exchange
 Trustee                                            (1991 to present); Former Chairman and Chief Executive
                                                    Officer, Bateman Eichler, Hill Richards (securities
                                                    firm) (1990-1992); Vice Chairman (1989-1990), Senior
                                                    Executive Vice President (1985-1989) and Executive Vice
                                                    President (1983-1985), Drexel Burnham Lambert
                                                    Incorporated.

 WILLIAM M. WARDLAW, 50,                            Partner, Freeman Spogli & Co., Incorporated (privately
 Trustee                                            owned merchant banking firm) (1988-Present); Managing
                                                    Partner, Riordan & McKinzie (law firm specializing in
                                                    corporate and securities law) (1984-1988); Partner
                                                    (1980-1984) and Associate (1972-1980), O'Melveny &
                                                    Meyers (law firm).

 SCOTT L. ROBINSON, 51, Senior Vice President,      Senior Vice President and Controller, SunAmerica Inc.
 Treasurer and Controller                           (since 1991); Senior Vice President of Anchor National
                                                    (since 1988); Vice President and Controller, SunAmerica
                                                    Inc. (1986-1991), (joined SunAmerica Inc. in 1978).



 SUSAN L. HARRIS, 39,                               Senior Vice President (since November 1995), Secretary
 Vice President, Counsel                            (since 1989) and General Counsel - Corporate Affairs (since
 and Secretary                                      December 1994), SunAmerica Inc.; Senior Vice President and
                                                    Secretary, Anchor National (since 1990); Joined SunAmerica
                                                    Inc. in 1985.



 PETER C. SUTTON, 32                                Senior Vice President, SunAmerica since April 1997;
 Vice President                                     Treasurer, SunAmerica Mutual Funds, since February 1996;
                                                    Vice President, SunAmerica Series Trust, Anchor Pathway
                                                    Fund, since October 1994; Controller, SunAmerica Mutual
                                                    Funds (March 1993 to February 1996); Assistant Controller,
                                                    SunAmerica Mutual Funds (1990-1993).




     * A trustee who may be deemed to be an "interested person" of the Trust as that term is defined in the 1940 Act.

         The Trust pays no salaries or compensation to any of its officers, all of whom are officers or employees of Anchor National Life Insurance Company or its affiliates. An annual fee of $7,000, plus $500 for each meeting attended, and expenses are paid to each Trustee who is not an officer or employee of Anchor National Life Insurance Company or its affiliates for attendance at meetings of the Board of Trustees. All other Trustees receive no remuneration from the Trust.

         The following table sets forth information summarizing the compensation of each of the Trustees for his services as Trustee for the fiscal year ended November 30, 1996.

                               COMPENSATION TABLE

                                                                       Pension or           Total Compensation from
                                                                        Retirement           Registrant and Fund
                                                Aggregate               Benefits Accrued     Complex Paid to
                                                Compensation from       as Part of Fund      Trustees*
                                                Registrant              Expenses
 Trustee
-------------------------------------------------------------------------------------------------------------------
 Richards D. Barger                             $9,000                    -                    $22,000
-------------------------------------------------------------------------------------------------------------------
 Frank L. Ellsworth**                           $9,000                    -                    $22,000
-------------------------------------------------------------------------------------------------------------------
 Gordon F. Hampton**                            $8,500                    -                    $20,250
-------------------------------------------------------------------------------------------------------------------
 Norman J. Metcalfe                             $8,500                    -                    $20,250

* Information is as of November 30, 1996 for the two Funds in the complex which pay fees to these directors/trustees (the Trust and Anchor Pathway Fund).
**       These individuals are no longer Trustees of the Trust.

                  INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

         The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement with SunAmerica Asset Management Corp. to handle the management of the Trust and its day to day affairs.

         The Investment Advisory and Management Agreement (except with respect to the SunAmerica Balanced, Utility, Federated Value,

Aggressive Growth, International Growth and Income, Real Estate and Emerging Markets Portfolios) continues in effect from year to year, in accordance with its terms, unless terminated, and may be renewed from year to year as to each Portfolio for so long as such renewal is specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of each relevant Portfolio, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Investment Advisory and Management Agreement was last so approved by the Board of Trustees at a meeting held on July 18, 1996. With respect to the SunAmerica Balanced, Utility, Federated Value and Aggressive Growth Portfolios, the Agreement will continue in effect until September 16, 1997, unless terminated, and may be renewed from year to year thereafter in the manner set forth above. With respect to the International Growth and Income, Real Estate and Emerging Markets Portfolios, the Agreement will continue in effect until April 15, 1999, unless terminated, and may be renewed from year to year thereafter in the manner set forth above. The Agreement also provides that it may be terminated by either party without penalty upon 60 days' written notice to the other party. The Agreement provides for automatic termination upon assignment.


         The Investment Advisory and Management Agreement provides that the Adviser shall act as investment adviser to the Trust, manage the Trust's investments, administer its business affairs, furnish offices, necessary facilities and equipment, provide clerical, bookkeeping and administrative services, and permit any of the Adviser's officers or employees to serve without compensation as Trustees or officers of the Trust if duly elected to such positions. Under the Agreement, the Trust agrees to assume and pay certain charges and expenses of its operations, including: direct charges relating to the purchase and sale of portfolio securities, interest charges, fees and expenses of independent legal counsel and independent accountants, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering and qualifying shares for sale, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of data processing and related services, shareholder recordkeeping and shareholder account service, expenses of printing and distributing prospectuses and statements of additional information, expenses of annual and special shareholders' meetings, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of Trustees who are not employees of the Adviser or its affiliates, membership dues in the Investment Company Institute or any similar organization, all taxes and fees to Federal, state or other governmental agencies, insurance premiums and extraordinary expenses such as litigation expenses.

         Under the terms of the Advisory Agreement, the Adviser is not liable to the Trust, or to any other person, for any act or omission by it or for any losses sustained by the Trust or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         Each Portfolio pays its actual expenses for custodian services and a portion of the Custodian's costs determined by the ratio of portfolio assets to the total assets of the Trust, brokerage commissions or transaction costs, and registration fees. Subject to supervision of the Board of Trustees, fees for independent accountants, legal counsel, costs of reports of notices to shareholders will be allocated based on the relative net assets of each Portfolio. With respect to audit or legal fees clearly attributable to one Portfolio, they will be assessed, subject to review by the Board of Trustees, against that Portfolio.


         As compensation for its services, the Adviser receives from the Trust a fee, accrued daily and payable monthly, based on the net assets of each Portfolio. The following table sets forth the total advisory fees received by the Adviser from each Portfolio pursuant to the Investment Advisory and Management Agreement for the fiscal years ended November 30, 1996, 1995 and 1994.

                                 ADVISORY FEES

            Portfolio                        1996         1995           1994
-------------------------------------------------------------------------------
 Cash Management                          $  694,655   $  438,400    $  324,890
-------------------------------------------------------------------------------
 Corporate Bond (formerly, Fixed Income)
                                          $  230,031   $  144,546    $  117,895
-------------------------------------------------------------------------------
 Global Bond                              $  458,390   $  365,313    $  291,574
-------------------------------------------------------------------------------
 High-Yield Bond                          $  638,948   $  478,203    $  390,246
-------------------------------------------------------------------------------
 Worldwide High Income                    $  368,821   $  143,765    $    9,545**
-------------------------------------------------------------------------------
 SunAmerica Balanced                      $   20,449*          --            --
-------------------------------------------------------------------------------
 Balanced/Phoenix Investment Counsel
                                          $  354,683   $   92,499    $      745**
-------------------------------------------------------------------------------
 Asset Allocation                         $1,616,647   $1,000,248    $  547,474
-------------------------------------------------------------------------------
 Utility                                  $   13,890*          --            --
-------------------------------------------------------------------------------
 Growth-Income                            $1,476,902   $  794,078    $  475,666
-------------------------------------------------------------------------------
 Federated Value                          $   23,973*          --            --
-------------------------------------------------------------------------------
 Venture Value                            $2,305,064   $  504,014    $    1,592**
-------------------------------------------------------------------------------
 Alliance Growth                          $1,522,222   $  635,979    $  287,322
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 Growth/Phoenix Investment Counsel       $1,072,976   $  835,634    $  642,732
-------------------------------------------------------------------------------
 Putnam Growth (Formerly Provident       $1,073,769   $  785,809    $  532,538
 Growth)***
-------------------------------------------------------------------------------
 Aggressive Growth                       $   65,277*          --            --
-------------------------------------------------------------------------------
 Global Equities                         $1,627,510   $1,185,831    $  884,882
-------------------------------------------------------------------------------
 International Diversified Equities
                                         $1,025,593   $  283,908    $   10,202**
-------------------------------------------------------------------------------

*        For the period 6/3/96 (commencement of operations) through 11/30/96
**       For the period 10/28/94 (commencement of operations) through 11/30/94
*** Until April 15, 1997, the Advisory Agreement with respect to the Putnam Growth Portfolio provided for an advisory fee payable to the Adviser at the following annual rates: .85% on the first $50 million of average daily net assets; .80% on the next $100 million; .70% on the next $100 million; .65% on the next $100 million; and .60% over $350 million. The Advisory Agreement relating to the Putnam Growth Portfolio was amended as of April 15, 1997 to provide for the following annual fee rates: .85% on the first $150 million of average daily net assets; .80% on the next $150 million; and .70% over $300 million.

         PERSONAL TRADING. The Trust and the Adviser have adopted a written Code of Ethics (the "Code") which prescribes general rules of conduct and sets forth guidelines with respect to personal securities trading by "Access Persons" thereof. An Access Person as defined in the Code is an individual who is a trustee, director, officer, general partner or advisory person of the Trust or the Adviser. The guidelines on personal securities trading include:
(i) securities being considered for purchase or sale, or purchased or sold, by any Investment Company advised by the Adviser, (ii) Initial Public Offerings,
(iii) private placements, (iv) blackout periods, (v) short-term trading profits, (vi) gifts, and (vii) services as a director. These guidelines are substantially similar to those contained in the Report of the Advisory Group on Personal Investing issued by the Investment Company Institute's Advisory Panel. The Adviser reports to the Board of Trustees on a quarterly basis, as to whether there were any violations of the Code by Access Persons of the Trust or any Subadviser during the quarter.


         The Subadvisers have adopted a written Code of Ethics, the provisions of which are materially similar to those in the Code, and have, with exception to Putnam, undertaken to comply with the provisions of the Code to the extent such provisions are more restrictive. Further, the Subadvisers report to the Adviser on a quarterly basis, as to whether there were any Code of Ethics violations by employees thereof who may be deemed Access Persons of the Trust. In turn, the Adviser reports to the Board of Trustees as to whether there were any violations of the Code by Access Persons of the Trust or any Subadviser.

                             SUBADVISORY AGREEMENTS


         Alliance Capital Management L.P. ("Alliance"), Goldman Sachs Asset Management ("GSAM"), a separate division of Goldman, Sachs & Co., Goldman Sachs Asset Management International, ("GSAM-International"), an affiliate of Goldman, Sachs & Co., Morgan Stanley Asset Management Inc., Phoenix Investment Counsel, Inc., Provident Investment Counsel, Inc., Davis Selected Advisers, L.P., Putnam Investment Management, Inc. and Federated Investment Counseling act as Subadvisers to certain of the Trust's Portfolios pursuant to various Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the Subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees.


         The Adviser pays each Subadviser a monthly fee with respect to each Portfolio for which the Subadviser performs services, computed on average daily net assets, at the following annual rates:

------------------------------------------------------------------------------------------------
 Subadviser                   Portfolio                            Fee
------------------------------------------------------------------------------------------------
 Alliance                     Alliance Growth and                  .35% on the first $50 million
                              Growth-Income Portfolios             .30% on the next $100 million
                                                                   .25% on the next $150 million
                                                                   .20% on the next $200 million
                                                                   .15% thereafter
                              ------------------------------------------------------------------
                              Global Equities Portfolio            .50% on the first $50 million
                                                                   .40% on the next $100 million
                                                                   .30% on the next $150 million
                                                                   .25% thereafter
------------------------------------------------------------------------------------------------
 Davis Selected Advisers,     Venture Value and Real Estate        .45% on the first $100 million
 L.P.                         Portfolios                           .40% on the next $400 million
                                                                   .35% thereafter
------------------------------------------------------------------------------------------------
 Federated Investment         Corporate Bond                       .30% on the first $25 million
 Counseling                   Portfolio                            .25% on the next $25 million
                                                                   .20% on the next $100 million
                                                                   .15% thereafter
                              ------------------------------------------------------------------
                              Federated Value and Utility          .55% on the first $20 million
                              Portfolios                           .35% on the next $30 million
                                                                   .25% on the next $100 million
                                                                   .20% on the next $350 million
                                                                   .15% thereafter
------------------------------------------------------------------------------------------------
 GSAM                         Asset Allocation Portfolio           .40% on the first $50 million
                                                                   .30% on the next $100 million
                                                                   .25% on the next $100 million
                                                                   .20% thereafter
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
 GSAM-International           Global Bond Portfolio                .40% on the first $50 million
                                                                   .30% on the next $100 million
                                                                   .25% on the next $100 million
                                                                   .20% thereafter
------------------------------------------------------------------------------------------------
 Morgan Stanley Asset         International Diversified Equities   .65% on the first $350 million
 Management Inc.              and Worldwide High Income            .60% thereafter
                              Portfolios
------------------------------------------------------------------------------------------------
 Phoenix Investment           Growth/Phoenix Investment Counsel    .35% on the first $50 million
 Counsel, Inc.                and Balanced/Phoenix Investment      .30% on the next $100 million
                              Counsel Portfolios                   .25% on the next $150 million
                                                                   .20% on the next $200 million
                                                                   .15% thereafter
------------------------------------------------------------------------------------------------



 Putnam Investment            Putnam Growth Portfolio              .50% on the first $150 million
 Management, Inc.                                                  .45% on the next $150 million
                                                                   .35% thereafter
------------------------------------------------------------------------------------------------
                              Emerging Markets Portfolio           1.00% on the first $150 million
                                                                   .95% on the next $150 million
                                                                   .85% thereafter
------------------------------------------------------------------------------------------------
                              International Growth  and Income     .65% on the first $150 million
                              Portfolio                            .55% on the next $150 million
                                                                   .45% thereafter

------------------------------------------------------------------------------------------------

         The following table sets forth the fees paid to the Subadvisers for the fiscal years ended November 30, 1996, 1995 and 1994.

                                SUBADVISORY FEES

-------------------------------------------------------------------------------------------------------------
Subadviser                   Portfolio                         1996               1995               1994
-------------------------------------------------------------------------------------------------------------
                             Alliance Growth                   $691,140           $306,832           $143,523
 Alliance                    Growth-Income                     $673,445           $379,671           $232,937
                             --------------------------------------------------------------------------------
                             Global Equities                   $811,790           $616,892           $467,441
-------------------------------------------------------------------------------------------------------------
 Davis Selected Advisers,
 L.P.                        Venture Value                   $1,252,661           $281,866              $895*
-------------------------------------------------------------------------------------------------------------
                             Asset Allocation                  $743,084           $485,722           $275,339
                             --------------------------------------------------------------------------------
 GSAM                        Corporate Bond***
                                                                $55,524            $72,273            $58,947
-------------------------------------------------------------------------------------------------------------
 GSAM International
                             Global Bond                       $238,488           $194,306           $155,506
-------------------------------------------------------------------------------------------------------------
                             Growth/Phoenix
 Phoenix Investment          Investment Counsel
 Counsel, Inc.                                                 $505,458           $399,134           $310,107


-------------------------------------------------------------------------------------------------------------
                             Balanced/
                             Phoenix Invest-ment
                             Counsel                           $176,158            $46,249             $372*
-------------------------------------------------------------------------------------------------------------
 Provident Investment
 Counsel, Inc.+              Provident
                             Growth                            $614,720           $452,955           $310,398
-------------------------------------------------------------------------------------------------------------
                             Worldwide High
                             Income                            $239,733            $93,447             $6,204*
 Morgan Stanley Asset        --------------------------------------------------------------------------------
 Management                  International
 Inc.                        Diversified
                             Equities                          $666,635           $184,540             $6,631*
-------------------------------------------------------------------------------------------------------------
 Federated Investment        Corporate Bond                  $48,744****             --                 --
                             --------------------------------------------------------------------------------
 Counseling                  Federated
                             Value                            $17,580**              --                 --
                             --------------------------------------------------------------------------------
                             Utility                          $10,186**              --                 --
-------------------------------------------------------------------------------------------------------------


*        For the period 10/28/94 (commencement of operations) through 11/30/94
**       For the period 6/3/96 (commencement of operations) through 11/30/96
*** GSAM served as Subadviser for the Corporate Bond Portfolio from 7/1/93(commencement of operations) through 6/3/96
****     For the period 6/3/96 through 11/30/96
+ Until April 15, 1997, Provident Investment Counsel, Inc. served as Subadviser to the Putnam Growth Portfolio (formerly named the Provident Growth Portfolio). The Subadvisory fee was calculated at the following annual rates: .50% on the first $50 million of average daily net assets; .45% on the next $100 million; .35% on the next $100 million; .30% on the next $100 million; .25% over $350 million.


      The Subadvisory Agreements (with the exception of the SunAmerica Balanced, Putnam Growth, Aggressive Growth, Federated Value, Utility, International Growth and Income, Real Estate and Emerging Markets Portfolios) continue in effect from year to year, so long as such continuance is specifically approved at least annually in accordance with the requirements of
the 1940 Act.   They were last so approved on July 18, 1996.  The Subadvisory
Agreements with respect to the Corporate Bond, Federated Value and Utility Portfolios will expire on April 18, 1998. The Subadvisory Agreements with respect to the Putnam Growth, International Growth and Income, Real Estate and Emerging Markets Portfolios will expire on April 15, 1999. Such agreements may be renewed from year to year thereafter, so long as such continuance is approved at least annually in accordance with the requirements of the 1940 Act. The Subadvisory Agreements provide that they will terminate in the event of an assignment (as defined in the 1940 Act) or upon termination of the Advisory Agreement. The Subadvisory Agreements may be terminated by the Trust, the Adviser or the respective Subadviser upon 60 days' prior notice.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

         The Cash Management, Corporate Bond, High-Yield Bond, Federated Value and Aggressive Growth Portfolios had capital loss carry-forwards of $68, $769,710, $8,449,586, $16,874 and $248,317, respectively, at November 30, 1996.
To the extent not yet utilized, such losses will be available to each of the Portfolios to offset future gains through 2002 and 2004. The utilization of such losses will be subject to annual limitations under the Internal Revenue Code.


                                PRICE OF SHARES


         Shares of the Trust are currently offered only to the Variable Separate Account. The Trust is open for business on any day the New York Stock Exchange ("NYSE") is open for business. Shares are valued each day as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).
Each portfolio calculates the net asset value of each class of its shares separately by dividing the total value of each class's net assets by the shares of such class outstanding. The net asset value of a portfolio's shares will also be computed on each other day in which there is a sufficient degree of trading in such portfolio's securities that the net asset value of its shares might be materially affected by changes in the values of the portfolio securities; provided, however, that on such day the Trust receives a request to purchase or redeem such portfolio's shares. The days and times of such computation may, in the future, be changed by the Trustees in the event that the portfolio securities are traded in significant amounts in markets other than the NYSE, or on days or at times other than those during which the NYSE is open for trading.


         Stocks and convertible bonds and debentures traded on the NYSE are valued at the last sale price on such exchange on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. Non-convertible bonds and debentures and other long-term debt securities normally are valued at prices obtained for the day of valuation from a bond pricing service, when such prices are available. In circumstances where the Adviser or Subadviser deems it appropriate to do so, an over-the-counter or exchange quotation (at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type) may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. U.S. Treasury bills, and other obligations issued by the U.S. Government, its agencies or instrumentalities, certificates of deposit issued by banks, corporate short-term notes and other short-term investments with original or remaining maturities in excess of 60 days are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, for securities of comparable maturity, quality and type. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Options on currencies purchased by a Portfolio are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. Futures contracts involving foreign currencies traded on exchanges are valued at their last sale or settlement price as of the close of such exchanges or if no sales are reported, at the mean between the last reported bid and asked prices. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser or Subadviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Where quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees. The fair value of all other assets is added to the value of securities to arrive at the respective Portfolio's total assets.

         A Portfolio's liabilities, including proper accruals of expense items, are deducted from total assets. The net asset value of the respective Portfolio is divided by the total number of shares outstanding to arrive at the net asset value per share.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

         It is the policy of the Trust, in effecting transactions in portfolio securities, to seek the best execution at the most favorable prices. The determination of what may constitute best execution involves a number of considerations, including the economic result to the Trust (involving both price paid or received and any commissions and other costs), the efficiency with which the transaction is effected where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions and the financial strength and stability of the broker. Such considerations are judgmental and are considered in determining the overall reasonableness of brokerage commissions paid.

         A factor in the selection of brokers is the receipt of research services -- analyses and reports concerning issuers, industries, securities, economic factors and trends -- and other statistical and factual information. Research and other statistical and factual information provided by brokers is considered to be in addition to and not in lieu of services required to be performed by the Adviser or Subadviser.

         The extent to which commissions may reflect the value of research services cannot be presently determined. To the extent that research services of value are provided by broker-dealers with or through whom the Adviser or Subadviser places the Trust's portfolio transactions, the Adviser or Subadviser may be relieved of expenses it might otherwise bear. Research services furnished by broker-dealers could be useful and of value to the Adviser or Subadviser in serving other clients as well as the Trust and research services obtained by the Adviser or Subadviser as a result of the placement of portfolio brokerage of other clients could be useful and of value in serving the Trust.

         In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. The Trust has obtained exemptive orders from the Securities and Exchange Commission (the "SEC"), permitting the Trust in certain circumstances to deal with securities dealers (that may be deemed to be affiliated persons of affiliated persons of the Trust solely because of a subadvisory relationship with one or more Portfolios) as a principal in purchases and sales of certain securities, and to pay commissions, fees or other remuneration to such securities dealers in connection with the sale of securities to or by any of the Portfolios on a securities exchange without complying with certain of the requirements of Rule 17e-1 under the 1940 Act.

         Subject to the above considerations, the Adviser or a Subadviser may use broker-dealer affiliates of the Adviser or a Subadviser, as a broker for any Portfolio. In order for such broker-dealer to effect any portfolio transactions for a Portfolio, the commissions, fees or other remuneration received by the broker-dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow such broker-dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees of the Trust, including a majority of the non-interested Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to such broker-dealers are consistent with the foregoing standard. These types of brokerage transactions are also subject to such fiduciary standards as may be imposed upon the broker-dealers by applicable law.

         The following tables set forth the brokerage commissions paid by the Portfolios and the amounts of the brokerage commissions which were paid to affiliated broker-dealers of such Portfolios for the fiscal years ended November 30, 1996, 1995 and 1994.

                           1996 BROKERAGE COMMISSIONS

                                                                                           PERCENTAGE PAID TO
                                      AGGREGATE BROKERAGE        AMOUNT PAID TO            AFFILIATED BROKER-
              PORTFOLIO                   COMMISSIONS          AFFILIATED BROKER-               DEALERS
                                                                     DEALERS
-------------------------------------------------------------------------------------------------------------
 Cash Management                              --                       --                          --
-------------------------------------------------------------------------------------------------------------
 Corporate Bond                               --                       --                          --
-------------------------------------------------------------------------------------------------------------
 Global Bond                                  --                       --                          --
-------------------------------------------------------------------------------------------------------------
 High-Yield Bond                             $753                      --                          --
-------------------------------------------------------------------------------------------------------------
 Worldwide High Income                        --                       --                          --
-------------------------------------------------------------------------------------------------------------
 SunAmerica Balanced*                       $10,184                    --                          --
-------------------------------------------------------------------------------------------------------------
 Balanced/Phoenix Investment
 Counsel                                    $99,713                    --                          --
-------------------------------------------------------------------------------------------------------------
 Asset Allocation                          $256,864                  $23,078                     8.98%
-------------------------------------------------------------------------------------------------------------
 Utility*                                   $9,359                     --                          --
-------------------------------------------------------------------------------------------------------------
 Growth-Income                             $469,309                    --                          --
-------------------------------------------------------------------------------------------------------------
 Federated Value*                           $14,785                    --                          --
-------------------------------------------------------------------------------------------------------------
 Venture Value                             $413,771                  $3,792                      0.92%
-------------------------------------------------------------------------------------------------------------
 Alliance Growth                           $672,137                    --                          --
 Growth/Phoenix Investment Counsel         $483,274                    --                          --
-------------------------------------------------------------------------------------------------------------
 Putnam Growth (Formerly Provident         $144,932                    --                          --
 Growth
-------------------------------------------------------------------------------------------------------------
 Aggressive Growth*                         $34,130                    --                          --
-------------------------------------------------------------------------------------------------------------
 Global Equities                         $1,022,821                    --                          --
-------------------------------------------------------------------------------------------------------------
 International Diversified
 Equities                                  $256,477                    --                          --
-------------------------------------------------------------------------------------------------------------

*   For the period 6/3/96 (commencement of operation) through November 30,
1996.

                           1995 BROKERAGE COMMISSIONS


                                                                   AMOUNT PAID TO           PERCENTAGE PAID TO
                                                                 AFFILIATED BROKER-         AFFILIATED BROKER-
                                            AGGREGATE                  DEALERS                   DEALERS
                                            BROKERAGE
              PORTFOLIO                    COMMISSIONS
-------------------------------------------------------------------------------------------------------------
 Cash Management                               --                        --                         --
-------------------------------------------------------------------------------------------------------------
 Corporate Bond*                              $562                      $562                       100%
-------------------------------------------------------------------------------------------------------------
 Global Bond                                   --                        --                         --
-------------------------------------------------------------------------------------------------------------
 High-Yield Bond                             $9,100                      --                         --
-------------------------------------------------------------------------------------------------------------
 Worldwide High Income                         --                        --                         --
-------------------------------------------------------------------------------------------------------------
 Balanced/Phoenix Investment
 Counsel                                     $49,029                     --                         --
-------------------------------------------------------------------------------------------------------------
 Asset Allocation*                          $331,914                   $35,946                    10.83%
-------------------------------------------------------------------------------------------------------------
 Growth-Income                              $262,353                     --                         --
-------------------------------------------------------------------------------------------------------------
 Alliance Growth                            $353,849                     --                         --
 Growth/Phoenix Investment Counsel          $548,063                     --                         --
-------------------------------------------------------------------------------------------------------------
 Provident Growth (Formerly Provident       $118,520                     --                         --
 Growth
-------------------------------------------------------------------------------------------------------------
 Venture Value                              $184,729                     --                         --
-------------------------------------------------------------------------------------------------------------
 Global Equities                            $630,010                     --                         --
-------------------------------------------------------------------------------------------------------------
 International Diversified
 Equities                                   $117,482                     --                         --
-------------------------------------------------------------------------------------------------------------



* For the fiscal year ended November 30, 1995, the percentage of the aggregate dollar amount of the transactions involving the payment of commissions effected through affiliated brokers with respect to the Corporate Bond Portfolio and Asset Allocation Portfolio were 10.34% and 100%, respectively.

                           1994 BROKERAGE COMMISSIONS

-------------------------------------------------------------------------------------------------------------
                                         AGGREGATE              AMOUNT PAID TO       PERCENTAGE PAID TO
                                         BROKERAGE            AFFILIATED BROKER-     AFFILIATED BROKER-
            PORTFOLIO                   COMMISSIONS                 DEALER                    DEALER
-------------------------------------------------------------------------------------------------------------
 Cash Management                             --                        --                        --
-------------------------------------------------------------------------------------------------------------
 Corporate Bond                              --                        --                        --
-------------------------------------------------------------------------------------------------------------
 Global Bond                                 --                        --                        --
-------------------------------------------------------------------------------------------------------------
 High-Yield Bond                           $4,927                      --                        --
-------------------------------------------------------------------------------------------------------------
 Worldwide High
   Income*                                   --                        --                        --
-------------------------------------------------------------------------------------------------------------
 Balanced/Phoenix
   Investment
   Counsel*                                $1,586                      --                        --
-------------------------------------------------------------------------------------------------------------
 Asset Allocation                        $130,727                   $10,637                     8.1%
-------------------------------------------------------------------------------------------------------------
 Growth-Income                           $187,474                   $15,012**                   8.0%
-------------------------------------------------------------------------------------------------------------
 Alliance Growth                         $195,332                    $4,162**                   2.1%
-------------------------------------------------------------------------------------------------------------
 Growth/Phoenix
   Investment
   Counsel                               $484,811                    $8,300                     1.7%
-------------------------------------------------------------------------------------------------------------
Putnam Growth (Formerly
 Provident Growth)                       $118,276                    $3,963**                   3.4%
-------------------------------------------------------------------------------------------------------------
 Venture Value*                            $4,404                      --                        --
-------------------------------------------------------------------------------------------------------------
 Global Equities                         $350,958                   $17,858**                   5.1%
-------------------------------------------------------------------------------------------------------------
 International
   Diversified
   Equities*                              $24,476                    $6,194                     25.3%
-------------------------------------------------------------------------------------------------------------


*        For the period 10/28/94 (commencement of operations) through 11/30/94
** All brokerage commissions paid were directed to broker-dealers for research services provided.

         The policy of the Trust with respect to brokerage is reviewed by the Board of Trustees from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be modified.

         The Adviser and the Subadvisers and their respective affiliates may manage, or have proprietary interests in, accounts with similar or dissimilar or the same investment objectives as one or more Portfolios of the Trust. Such account may or may not be in competition with a Portfolio for investments. Investment decisions for such accounts are based on criteria relevant to such accounts; portfolio decisions and results of the Portfolio's investments may differ from those of such other accounts. There is no obligation to make available for use in managing the Portfolio any information or strategies used or developed in managing such accounts. In addition, when two or more accounts seek to purchase or sell the same assets, the assets actually purchased or sold may be allocated among accounts on a good faith equitable basis at the discretion of the account's adviser. In some cases, this system may adversely affect the price or size of the position obtainable for a Portfolio.

         If determined by the Adviser or Subadviser to be beneficial to the interests of the Trust, partners and/or employees of the Adviser or Subadvisers may serve on investment advisory committees, which will consult with the Adviser regarding investment objectives and strategies for the Trust. In connection with serving on such a committee, such persons may receive information regarding a Portfolio's proposed investment activities which is not generally available to unaffiliated market participants, and there will be no obligation on the part of such persons to make available for use in managing the Portfolio any information or strategies known to them or developed in connection with their other activities.

         It is possible that a Portfolio's holdings may include securities of entities for which a subadviser or its affiliate performs investment banking services as well as securities of entities in which a subadviser or its affiliate makes a market. From time to time, such activities may limit a Portfolio's flexibility in purchases and sales of securities. When a subadviser or its affiliate is engaged in an underwriting or other distribution of securities of an entity, the subadviser may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Portfolio.



                              GENERAL INFORMATION

         CUSTODIAN - State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Trust's custodian. In this capacity, State Street maintains the portfolio securities held by the Trust, administers the purchase and sale of portfolio securities and performs certain other duties. State Street also serves as transfer agent and dividend disbursing agent for the Trust.


         INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL - Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, is the Trust's independent accountants. Price Waterhouse LLP performs an annual audit of the Trust's financial statements and provides tax consulting, tax return preparation and accounting services relating to filings with the SEC. The firm of Shereff, Friedman, Hoffman & Goodman, LLP, 919 Third Avenue, New York, NY 10022, has been selected as legal counsel to the Corporation.


         REPORTS TO SHAREHOLDERS - Persons having a beneficial interest in the Trust are provided at least semi-annually with reports showing the investments of the Portfolios, financial statements and other information.

         SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

         Under the Declaration of Trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Trust provides indemnification to its trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

         REGISTRATION STATEMENT - A registration statement has been filed with the SEC under the Securities Act of 1933, as amended and the 1940 Act. The Prospectus and this Statement of Additional Information do not contain all information set forth in the registration statement, its amendments and exhibits thereto, that the Trust has filed with the Securities and Exchange Commission, Washington, D.C., to all of which reference is hereby made.


                 FINANCIAL STATEMENTS

         Set forth following this Statement of Additional Information are the audited financial statements of the Trust with respect to the fiscal year ended November 30, 1996.

---------------------

    SUNAMERICA SERIES TRUST
    CASH MANAGEMENT PORTFOLIO  INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996

                                                                                              PRINCIPAL
                                        SHORT-TERM SECURITIES -- 93.6%                         AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------

                    CERTIFICATE OF DEPOSIT --3.3%
                    Commerzbank AG, New York Branch 5.40% due 1/08/97 (cost $3,000,131)...   $ 3,000,000    $ 3,000,131
                                                                                                            -------------
                    COMMERCIAL PAPER --31.7%
                    Banca CRT Financial Corp. 5.35% due 1/06/97...........................     4,000,000      3,978,600
                    Dean Witter, Discover & Co. 5.31% due 1/09/97.........................     4,000,000      3,976,990
                    Four Embarcadero 5.30% due 12/13/96...................................     3,000,000      2,994,700
                    Midamerican Energy Co. 5.28% due 12/17/96.............................     2,000,000      1,995,307
                    Premium Funding Series A 5.35% due 1/15/97............................     2,137,000      2,122,709
                    The Walt Disney Co. 5.39% due 3/19/97.................................     5,000,000      4,917,500
                    United States Prime Property, Inc. 5.33% due 1/22/97..................     5,000,000      4,961,506
                    Working Capital Management Co. L.P. 5.33% due 12/05/96................     4,000,000      3,997,631
                                                                                                            -------------
                    TOTAL COMMERCIAL PAPER (cost $28,946,593).............................                   28,944,943
                                                                                                            -------------
                    CORPORATE SHORT-TERM NOTES -- 42.2%
                    Bear Stearns Co., Inc. 5.38% due 12/03/96(1)..........................     3,000,000      2,999,625
                    Bear Stearns Co., Inc. 5.43% due 12/02/96(1)..........................     2,500,000      2,498,714
                    Boatmens Credit Card Bank, New Mexico 5.36% due 12/09/96(1)...........     3,000,000      2,999,400
                    Boatmens First National Bank, Kansas 5.58% due 12/03/96(1)............     2,000,000      1,999,980
                    Campbell Soup Co. 7.75% due 2/24/97...................................     1,000,000      1,003,750
                    Credit National 5.50% due 2/24/97(1)..................................     6,165,000      6,165,000
                    First Chicago Corp. 5.88% due 12/10/96(1).............................     3,000,000      3,000,165
                    First Union Corp. 8.13% due 12/15/96..................................     2,300,000      2,301,632
                    Ford Motor Credit Co. 5.20% 1/01/97...................................     1,000,000        999,705
                    General Motors Acceptance Corp. 5.00% due 1/27/97.....................     3,000,000      2,996,439
                    Iowa Illinois Gas & Electric Co. 5.88% due 7/15/97....................     3,000,000      3,000,000
                    Key Bank of Wyoming 5.33% due 12/16/96(1).............................     1,000,000        999,061
                    Manufacturer's Hanover Corp. 5.81% due 7/15/97(1).....................     3,000,000      3,003,750
                    Nationsbank Corp. 7.50% due 2/15/97...................................     2,000,000      2,008,180
                    Philip Morris Cos., Inc. 8.75% due 12/01/96...........................     1,500,000      1,500,000
                    PNC Bank N.A., Pittsburgh 5.47% due 12/03/96(1).......................     1,000,000        999,240
                                                                                                            -------------
                    TOTAL CORPORATE SHORT-TERM NOTES (cost $38,479,408)...................                   38,474,641
                                                                                                            -------------
                    FEDERAL AGENCY OBLIGATION --4.5%
                    Federal Home Loan Bank 5.78% due 12/02/96(1) (cost $4,105,084)........     4,100,000      4,105,084
                                                                                                            -------------
                    MUNICIPAL BONDS -- 11.9%
                    Illinois Student Assistance Commission 5.45% 12/04/96(1)..............     4,000,000      4,000,000
                    Illinois Student Assistance Commission 5.45% 12/04/96(1)..............     3,000,000      3,000,000
                    New Hampshire State Industrial Development Authority, Revenue
                      5.48% due 1/22/97...................................................     2,000,000      2,000,000
                    Texas General Obligation 5.42% 12/04/96(1)............................     1,875,000      1,875,000
                                                                                                            -------------
                    TOTAL MUNICIPAL BONDS (cost $10,875,000)..............................                   10,875,000
                                                                                                            -------------
                    TOTAL SHORT-TERM SECURITIES (cost $85,406,216)........................                   85,399,799
                                                                                                            -------------

---------------------

                                                                                              PRINCIPAL
                                         REPURCHASE AGREEMENT -- 6.1%                          AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------

                    REPURCHASE AGREEMENT -- 6.1%
                    Joint Repurchase Agreement Account (Note 3)
                      (cost $5,615,000)...................................................   $ 5,615,000    $ 5,615,000
                                                                                                            -------------
                    TOTAL INVESTMENTS --
                      (cost $91,021,216)                           99.7%                                     91,014,799
                    Other assets less liabilities --                0.3                                         231,997
                                                                  -------                                   -------------
                    NET ASSETS --                                 100.0%                                    $91,246,796
                                                                  =======                                   =============

              -----------------------------

              (1) Variable rate security; maturity date reflects next reset date; rate as of November 30, 1996

              See Notes to Financial Statements

                                                           ---------------------

---------------------

   SUNAMERICA SERIES TRUST
   GLOBAL BOND PORTFOLIO               INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996

                                                                                             PRINCIPAL
                                                                                              AMOUNT
                                                                                          (DENOMINATED IN
                                      FOREIGN BONDS & NOTES -- 46.2%                      LOCAL CURRENCY)         VALUE
                    --------------------------------------------------------------------------------------------------------

                    DANISH KRONER -- 2.1%
                    Kingdom of Denmark 9.00% 2000......................................        7,500,000      $   1,444,946
                                                                                                                -----------
                    DEUTSCHE MARK -- 14.9%
                    Republic of Germany 6.50% 2005.....................................        9,000,000          6,176,127
                    Republic of Germany 6.75% 2004.....................................        4,200,000          2,937,624
                    Treuhandanstalt 6.50% 2003.........................................        1,500,000          1,041,057
                                                                                                                -----------
                                                                                                                 10,154,808
                                                                                                                -----------
                    IRISH PUNT -- 2.7%
                    Republic of Ireland 8.00% 2000.....................................        1,000,000          1,808,171
                                                                                                                -----------
                    ITALIAN LIRA -- 6.0%
                    Republic of Italy 10.50% 2000......................................    5,500,000,000          4,085,590
                                                                                                                -----------
                    JAPANESE YEN -- 8.7%
                    International Bank for Reconstruction & Development 6.75% 2001.....      150,000,000          1,616,550
                    Japan Development Bank 6.50% 2001..................................      400,000,000          4,299,824
                                                                                                                -----------
                                                                                                                  5,916,374
                                                                                                                -----------
                    NETHERLANDS GUILDER -- 2.5%
                    Netherlands Government 7.00% 2005..................................        2,700,000          1,717,740
                                                                                                                -----------
                    POUND STERLING -- 5.7%
                    United Kingdom Treasury 7.50% 2006.................................          500,000            839,568
                    United Kingdom Treasury 8.50% 2005.................................        1,700,000          3,076,925
                                                                                                                -----------
                                                                                                                  3,916,493
                                                                                                                -----------
                    SPANISH PESETA -- 2.3%
                    Government of Spain 10.30% 2002....................................      170,000,000          1,539,108
                                                                                                                -----------
                    SWEDISH KRONA -- 1.3%
                    Kingdom of Sweden 6.00% 2005.......................................        6,500,000            916,781
                                                                                                                -----------
                    TOTAL FOREIGN BONDS & NOTES (cost $30,414,688).....................                          31,500,011
                                                                                                                -----------

---------------------

                                                                                             PRINCIPAL
                                         U.S. GOVERNMENT -- 34.5%                             AMOUNT              VALUE
                    --------------------------------------------------------------------------------------------------------

                    U.S. GOVERNMENT -- 34.5%
                    United States Treasury Notes 5.25% 2001............................    $   3,000,000      $   2,947,020
                    United States Treasury Notes 6.38% 2001............................        3,500,000          3,574,375
                    United States Treasury Notes 6.50% 2005............................        3,500,000          3,606,645
                    United States Treasury Notes 6.88% 1999............................        3,000,000          3,087,180
                    United States Treasury Notes 7.00% 2006............................        5,000,000          5,329,700
                    United States Treasury Notes 7.88% 2004............................        4,500,000          5,023,125
                                                                                                                -----------
                    TOTAL U.S. GOVERNMENT (cost $22,612,683)...........................                          23,568,045
                                                                                                                -----------
                    TOTAL INVESTMENT SECURITIES (cost $53,027,371).....................                          55,068,056
                                                                                                                -----------
                                      SHORT-TERM SECURITIES -- 19.1%
                    --------------------------------------------------------------------------------------------------------
                    TIME DEPOSIT -- 19.1%
                    Euroclear Time Deposit with State Street Bank & Trust Co.
                      5.81% due 12/02/96 (cost $13,051,000)............................       13,051,000         13,051,000
                                                                                                                -----------
                    TOTAL INVESTMENTS --
                      (cost $66,078,371)                            99.8%                                        68,119,056
                    Other assets less liabilities --                 0.2                                            102,361
                                                                   -----                                        -----------
                    NET ASSETS --                                  100.0%                                       $68,221,417
                                                                   =====                                        ===========

                                       OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                    ------------------------------------------------------------------------------
                          CONTRACT                   IN              DELIVERY     GROSS UNREALIZED
                         TO DELIVER             EXCHANGE FOR           DATE         APPRECIATION
                    ------------------------------------------------------------------------------
                    *BEF      53,390,063     USD       1,757,987      12/09/96       $   72,020
                     CHF       4,117,000     ITL   5,258,634,150      01/29/97          235,429
                     CHF         758,342     USD         601,000      01/29/97           15,837
                     CHF       4,008,000     USD       3,197,090      01/29/97          104,378
                    *DEM       4,973,654     USD       3,285,000      02/27/97           33,631
                     DEM      10,907,691     USD       7,223,636      02/27/97           93,080
                     DEM       4,600,995     USD       3,017,095      02/27/97            9,341
                     DKK       8,433,000     USD       1,435,918      01/22/97              963
                     ESP     569,782,000     USD       4,408,320      01/16/97           16,560
                     JPY     248,498,000     USD       2,245,518      01/24/97           46,056
                     JPY     421,136,000     USD       3,792,395      01/24/97           64,909
                     NLG       2,967,685     USD       1,739,558      01/09/97           13,456
                     SEK       6,301,000     USD         956,073      01/28/97           15,991
                    *USD          91,858     IEP          57,000      01/08/97            3,957
                    *USD       2,829,830     ESP     367,960,000      01/16/97            6,328
                    *USD         165,492     ITL     252,656,252      01/29/97              678
                    *USD       1,241,339     ITL   1,921,978,000      01/29/97           22,725
                                                                                      ---------
                                                                                        755,339
                                                                                      ---------

                                                           ---------------------

                    OPEN FORWARD FOREIGN CURRENCY CONTRACTS (continued)
                    ------------------------------------------------------------------------------
                          CONTRACT                   IN              DELIVERY     GROSS UNREALIZED
                         TO DELIVER             EXCHANGE FOR           DATE         DEPRECIATION
                    ------------------------------------------------------------------------------
                    *GBP       1,427,847     USD       2,338,813      02/14/97       $  (57,635)
                     GBP       2,468,000     USD       4,067,264      02/14/97          (74,940)
                     IEP       1,125,000     USD       1,797,778      01/08/97          (93,318)
                     ITL   8,415,795,250     USD       5,484,568      01/29/97          (50,410)
                    *USD       1,702,544     BEF      53,390,063      12/09/96          (16,577)
                    *USD       2,521,182     GBP       1,501,580      02/14/97             (984)
                    *USD       3,318,881     DEM       5,014,000      02/27/97          (41,138)
                    *USD       3,380,323     DEM       5,014,000      02/27/97         (102,580)
                                                                                      ---------
                                                                                       (437,582)
                                                                                      ---------
                               Net Unrealized Appreciation....................       $  317,757
                                                                                      =========

              -----------------------------

              * Represents open forward foreign currency contracts and
                offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk

                                                                     JPY -- Japanese Yen
                    BEF -- Belgian Franc    ESP -- Spanish Peseta    NLG -- Netherlands Guilder
                    CHF -- Swiss Franc      GBP -- Pound Sterling    SEK -- Swedish Krona
                    DEM -- Deutsche Mark    IEP -- Irish Punt        USD -- United States
                    DKK -- Danish Kroner    ITL -- Italian Lira      Dollar

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    CORPORATE BOND PORTFOLIO           INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996

                                                                                              PRINCIPAL
                                            BONDS & NOTES -- 93.0%                              AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 2.7%
                    Apparel & Textiles -- 0.6%
                    Collins & Aikman Corp. 11.50% 2006.....................................   $  100,000    $   106,750
                    Westpoint Stevens, Inc. 9.38% 2005.....................................      100,000        102,750

                    Automotive -- 0.7%
                    Aftermarket Technology Corp. 12.00% 2004...............................      100,000        111,000
                    Exide Corp. 10.00% 2005................................................      100,000        104,250
                    Lear Corp. 9.50% 2006..................................................       50,000         53,750

                    Retail -- 1.4%
                    Penney (J.C.) Co., Inc. 7.65% 2016.....................................      500,000        519,075
                                                                                                            -------------
                                                                                                                997,575
                                                                                                            -------------
                    CONSUMER STAPLES -- 4.0%
                    Food, Beverage & Tobacco -- 3.2%
                    Carr Gottstein Foods Co. 12.00% 2005...................................      100,000        106,000
                    Ralphs Grocery Co. 10.45% 2004.........................................      100,000        103,000
                    RJR Nabisco, Inc. 8.63% 2002...........................................      235,000        243,051
                    RJR Nabisco, Inc. 9.25% 2013...........................................       75,000         77,276
                    Smith's Food & Drug Centers, Inc. 11.25% 2007..........................      100,000        109,000
                    Super Rite Foods, Inc. 10.63% 2002.....................................      500,000        532,500

                    Household Products -- 0.8%
                    Playtex Family Products Corp. 9.00% 2003...............................      100,000         98,000
                    Revlon Consumer Products Corp. 10.50% 2003.............................      100,000        104,500
                    Simmons Co. 10.75% 2006................................................      100,000        104,000
                                                                                                            -------------
                                                                                                              1,477,327
                                                                                                            -------------
                    ENERGY -- 2.9%
                    Energy Services -- 2.6%
                    Arkla, Inc. 9.20% 1997.................................................       65,000         66,904
                    Coastal Corp. 9.75% 2003...............................................      250,000        289,988
                    Tosco Corp. 7.00% 2000.................................................      250,000        255,050
                    Tosco Corp. 7.63% 2006.................................................      350,000        370,716

                    Energy Sources -- 0.3%
                    Mesa Operating Co. 10.63% 2006.........................................      100,000        108,000
                                                                                                            -------------
                                                                                                              1,090,658
                                                                                                            -------------
                    FINANCE -- 28.2%
                    Banks -- 8.3%
                    ABN Amro Holdings NV 7.30% 2026........................................      250,000        246,700
                    African Development Bank 6.88% 2015....................................      500,000        497,545
                    Bank Montreal-Chicago 7.80% 2007.......................................      750,000        802,245
                    Continental Bank NA 12.50% 2001(1).....................................      300,000        369,327
                    Security Pacific Corp. 11.50% 2000.....................................      275,000        324,822
                    Signet Banking Corp. 9.63% 1999........................................      300,000        322,989
                    Union Bank Switzerland-New York 7.25% 2006.............................      500,000        522,965

                    Financial Services -- 16.0%
                    American General Corp. 9.63% 2018......................................      500,000        534,355
                    Case Equipment Loan Trust 7.30% 2002...................................      155,029        157,639
                    Chevy Chase Auto Receivables 5.80% 2002................................      121,279        121,051

                                                           ---------------------

                                                                                              PRINCIPAL
                                           BONDS & NOTES (continued)                            AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Financial Services (continued)
                    CNA Financial Corp. 7.25% 2023.........................................   $  500,000    $   488,710
                    Continental Corp. 8.25% 1999...........................................      100,000        104,727
                    First Nationwide Escrow Corp. 10.63% 2003*.............................      100,000        107,000
                    Ford Capital BV 9.38% 2001.............................................      600,000        670,164
                    Ford Capital BV 9.50% 2001.............................................      400,000        449,216
                    General Motors Acceptance Corp. 5.63% 2001.............................      300,000        292,632
                    Lehman Brothers Holdings, Inc. 6.13% 2001..............................      575,000        568,180
                    Navistar Financial 6.55% 2001..........................................      155,421        156,489
                    Pacific Mutual Life 7.90% 2023*........................................      500,000        527,745
                    Premier Auto Trust 4.90% 1998..........................................       47,118         46,882
                    Premier Auto Trust 7.90% 1999..........................................      120,000        121,612
                    Resolution Funding Corp. zero coupon 2021..............................      640,000        126,822
                    Salomon, Inc. 9.00% 1999...............................................      525,000        555,030
                    Standard Credit Card Master Trust 6.25% 1998...........................      260,000        260,650
                    Swedish Export Credit Corp. 9.88% 2038.................................      500,000        545,295
                    Trizec Finance Corp., Ltd. 10.88% 2005.................................      100,000        110,250

                    Insurance -- 3.9%
                    Conseco, Inc. 10.50% 2004..............................................      600,000        721,338
                    GE Global Insurance Holdings Corp. 7.00% 2026..........................      750,000        746,640
                                                                                                            -------------
                                                                                                             10,499,020
                                                                                                            -------------
                    HEALTHCARE -- 0.7%
                    Health Services -- 0.4%
                    Genesis Health 9.75% 2005..............................................       50,000         52,375
                    Tenet Healthcare Corp. 10.13% 2005.....................................      100,000        110,500

                    Medical Products -- 0.3%
                    Dade International, Inc. 11.13% 2006*..................................      100,000        108,000
                                                                                                            -------------
                                                                                                                270,875
                                                                                                            -------------
                    INDUSTRIAL & COMMERCIAL -- 10.5%
                    Business Services -- 4.1%
                    Allied Waste North America, Inc. 10.25% 2006*..........................       50,000         51,250
                    Joy Technologies, Inc. 10.25% 2003.....................................      600,000        657,000
                    Knoll, Inc. 10.88% 2006................................................      100,000        109,000
                    Prime Succession Acquisition 10.75% 2004*(2)...........................       50,000         53,750
                    Statia Terminals International 11.75% 2003*............................       50,000         50,500
                    United Stationers Supply Co. 12.75% 2005...............................       50,000         55,188
                    Waste Management, Inc. 8.75% 2018......................................      500,000        563,460

                    Machinery -- 0.3%
                    Alvey Systems, Inc. 11.38% 2003........................................      100,000        104,000

                    Multi-Industry -- 3.5%
                    EnviroSource, Inc. 9.75% 2003..........................................       50,000         47,000
                    Four M Corp. 12.00% 2006...............................................       50,000         52,375
                    News America Holdings, Inc. 10.13% 2012................................      500,000        592,190
                    Tenneco, Inc. 10.00% 1998..............................................      555,000        590,115

                    Transportation -- 2.6%
                    Ameritruck Distribution Corp. 12.25% 2005..............................       50,000         48,750
                    Gearbulk Holdings Ltd. 11.25% 2004.....................................      100,000        109,000
                    Stena Lines AB 10.50% 2005.............................................      100,000        107,000
                    Transport Ocean Container Corp. 12.25% 2004............................      600,000        716,250
                                                                                                            -------------
                                                                                                              3,906,828
                                                                                                            -------------
                    INFORMATION & ENTERTAINMENT -- 9.1%
                    Broadcasting & Media -- 5.7%
                    Bell Cablemedia PLC zero coupon 2004(3)................................      150,000        128,250

---------------------

                                                                                              PRINCIPAL
                                           BONDS & NOTES (continued)                            AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT (continued)
                    Broadcasting & Media (continued)
                    Chancellor Broadcasting Co. 9.38% 2004.................................   $  100,000    $    99,750
                    Comcast UK Cable Partners Ltd. zero coupon 2007(3).....................      175,000        119,437
                    Heritage Media Corp. 8.75% 2006........................................      100,000         97,000
                    Nextel Communications, Inc. zero coupon 2003(3)........................      100,000         75,250
                    Paramount Communications, Inc. 8.25% 2022..............................      500,000        478,385
                    Peoples Choice TV Corp. zero coupon 2004(1)(3).........................       50,000         21,500
                    SFX Broadcasting, Inc. 10.75% 2006.....................................      100,000        105,000
                    Sinclair Broadcast Group, Inc. 10.00% 2005.............................      100,000        101,000
                    Sullivan Broadcasting 10.25% 2005......................................      100,000        100,500
                    Time Warner, Inc. 7.45% 1998...........................................      290,000        294,443
                    Valassis Inserts, Inc. 9.38% 1999......................................      500,000        513,865

                    Cable -- 2.5%
                    Cablevision Systems Corp. 9.25% 2005...................................      100,000         97,750
                    Continental Cablevision, Inc. 9.50% 2013...............................      500,000        580,730
                    Echostar Satellite Broadcasting Corp. zero coupon 2004(3)..............      100,000         76,000
                    Rogers Cablesystems Ltd. 10.00% 2007...................................      100,000        104,750
                    UIH Australia Pacific, Inc. zero coupon 2006(3)........................      100,000         52,500

                    Entertainment Products -- 0.1%
                    Cobblestone Golf Group, Inc. 11.50% 2003...............................       50,000         51,500

                    Leisure & Tourism -- 0.8%
                    AMF Group, Inc. zero coupon 2006(3)....................................      200,000        127,500
                    Courtyard Marriott Ltd. 10.75% 2008(2).................................       50,000         52,750
                    Six Flags Theme Parks, Inc. zero coupon 2005(3)........................      125,000        115,000
                                                                                                            -------------
                                                                                                              3,392,860
                                                                                                            -------------
                    INFORMATION TECHNOLOGY -- 6.8%
                    Communication Equipment -- 2.3%
                    Australis Holdings Ltd. zero coupon 2002*(3)...........................       50,000         28,375
                    Cablevision Industries Corp. 10.75% 2002...............................      670,000        733,590
                    Lenfest Communications, Inc. 10.50% 2006...............................      100,000        104,000

                    Computers & Business Equipment -- 1.5%
                    Harris Corp. 10.38% 2018...............................................      500,000        557,855

                    Electronics -- 0.2%
                    Advanced Micro Devices, Inc. 11.00% 2003...............................       50,000         54,125

                    Paging -- 0.3%
                    Paging Network, Inc. 10.13% 2007.......................................      100,000        100,250

                    Telecommunications -- 2.5%
                    360 Communications Co. 7.13% 2003......................................      160,000        160,758
                    Anixter, Inc. 8.00% 2003...............................................      500,000        519,925
                    Brooks Fiber Properties, Inc. zero coupon 2006(3)......................      100,000         65,500
                    Teleport Communications Group zero coupon 2007(3)......................      100,000         67,750
                    Vanguard Cellular Systems, Inc. 9.38% 2006.............................      100,000        100,375
                                                                                                            -------------
                                                                                                              2,492,503
                                                                                                            -------------
                    MATERIALS -- 3.2%
                    Chemicals -- 1.4%
                    Arcadian Partners L.P. 10.75% 2005.....................................      100,000        111,375
                    Crain Industry, Inc. 13.50% 2005(2)....................................       50,000         55,625
                    Harris Chemical North America, Inc. 10.25% 2001........................      100,000        103,250
                    HS Resources, Inc. 9.25% 2006*.........................................       50,000         50,781
                    Royal Oak Mines 11.00% 2006............................................       50,000         51,500
                    Sterling Chemicals, Inc. 11.75% 2006...................................       50,000         51,000
                    Viridian, Inc. 9.75% 2003..............................................      100,000        109,000

                                                           ---------------------

                                                                                              PRINCIPAL
                                           BONDS & NOTES (continued)                            AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    MATERIALS (continued)
                    Forest Products -- 1.1%
                    Buckeye Cellulose Corp. 9.25% 2008.....................................   $  100,000    $   103,000
                    Owens-Illinois, Inc. 10.50% 2002.......................................      100,000        105,250
                    Packaging Resources, Inc. 11.63% 2003(2)...............................       50,000         52,750
                    Riverwood International Corp. 10.88% 2008..............................      100,000         90,000
                    Stone Container Corp. 11.50% 2004......................................       50,000         52,000

                    Metals & Minerals -- 0.7%
                    GS Technologies, Inc. 12.25% 2005......................................      100,000        107,000
                    Republic Engineered Steels, Inc. 9.88% 2001............................       50,000         46,000
                    Ryderson Tull, Inc. 9.13% 2006.........................................      100,000        104,500
                                                                                                            -------------
                                                                                                              1,193,031
                                                                                                            -------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 3.1%
                    Foreign Government -- 3.1%
                    Province of Quebec 13.25% 2014.........................................      290,000        352,159
                    Republic Of Columbia 7.25% 2003........................................      250,000        247,200
                    Republic of South Africa 9.63% 1999....................................      500,000        534,375
                                                                                                            -------------
                                                                                                              1,133,734
                                                                                                            -------------
                    REAL ESTATE -- 2.0%
                    Real Estate Investment Trusts -- 2.0%
                    Chelsea GCA Realty, Inc. 7.75% 2001....................................      150,000        152,407
                    Price REIT, Inc. 7.50% 2006............................................      500,000        513,355
                    Tanger Properties Ltd. 8.75% 2001......................................       85,000         86,091
                                                                                                            -------------
                                                                                                                751,853
                                                                                                            -------------
                    U.S. GOVERNMENT & AGENCIES -- 18.0%
                    U.S. Government & Agencies -- 18.0%
                    Federal Home Loan Mortgage Corp. 7.50% 2026............................    1,000,580      1,013,708
                    Federal Home Loan Mortgage Corp. 8.20% 1998............................      110,000        110,378
                    Federal National Mortgage Association 6.50% 2011.......................    1,480,314      1,467,820
                    Federal National Mortgage Association 8.50% 2005.......................      750,000        799,920
                    Government National Mortgage Association 8.00% 2026....................    1,498,914      1,544,811
                    United States Treasury Bonds 8.50% 2020................................      120,000        148,687
                    United States Treasury Bonds 8.75% 2017................................       90,000        113,203
                    United States Treasury Bonds Strip zero coupon 2020....................      430,000         89,857
                    United States Treasury Bonds Strip zero coupon 2020....................    6,640,000      1,413,922
                                                                                                            -------------
                                                                                                              6,702,306
                                                                                                            -------------
                    UTILITIES -- 1.8%
                    Electric Utilities -- 1.6%
                    California Energy, Inc. 10.25% 2004....................................      100,000        103,500
                    Tenaga Nasional 7.50% 2025*............................................      500,000        506,425

                    Telephone -- 0.2%
                    Millicom International Cellular zero coupon 2006(3)....................      100,000         59,500
                                                                                                            -------------
                                                                                                                669,425
                                                                                                            -------------
                    TOTAL BONDS & NOTES (cost $33,442,054).................................                  34,577,995
                                                                                                            -------------

---------------------

                                            PREFERRED STOCK -- 0.6%                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- 0.2%
                    Broadcasting & Media -- 0.2%
                    K-III Communications Corp. 11.63%......................................        1,059    $   104,837
                                                                                                            -------------
                    INFORMATION TECHNOLOGY -- 0.4%
                    Telecommunications -- 0.4%
                    PanAmSat, L.P. 12.75%..................................................          106        130,701
                                                                                                            -------------
                    TOTAL PREFERRED STOCK (cost $214,250)..................................                     235,538
                                                                                                            -------------
                    TOTAL INVESTMENT SECURITIES (cost $33,656,304).........................                  34,813,533
                                                                                                            -------------
                                                                                              PRINCIPAL
                                         SHORT-TERM SECURITIES -- 5.4%                          AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 4.3%
                    British Aerospace PLC 7.55% due 5/15/97*...............................   $  100,000        100,598
                    Capital One Bank 8.33% due 2/10/97.....................................      575,000        577,380
                    Comdisco, Inc. 7.33% due 3/6/97........................................      200,000        200,860
                    Comdisco, Inc. 9.75% due 1/15/97.......................................      275,000        276,172
                    First USA Bank 8.10% due 2/21/97.......................................      250,000        251,175
                    Tele-Communications, Inc. 7.00% due 8/4/97.............................      200,000        201,232
                    TIME DEPOSIT -- 1.1%
                    Cayman Island Time Deposit with State Street Bank & Trust Co.
                      2.75% due 12/02/96...................................................      417,000        417,000
                                                                                                            -------------
                    TOTAL SHORT-TERM SECURITIES (cost $2,022,527)..........................                   2,024,417
                                                                                                            -------------
                    TOTAL INVESTMENTS --
                      (cost $35,678,831)                                 99.0%                               36,837,950
                    Other assets less liabilities --                      1.0                                   369,457
                                                                        -----                               -------------
                    NET ASSETS --                                       100.0%                              $37,207,407
                                                                        =====                               =============

              -----------------------------

              *   Resale restricted to qualified institutional buyers

              (1) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants

              (2) Fair valued security; see Note 2

              (3) Represents a zero coupon bond which will convert to an interest-bearing security at a later date

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    HIGH-YIELD BOND PORTFOLIO          INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996

                                                                                             PRINCIPAL
                                            BONDS & NOTES -- 96.3%                             AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 5.8%
                    Automotive -- 0.8%
                    Am General Corp. 12.88% 2002..........................................   $1,000,000    $    945,000

                    Retail -- 5.0%
                    E&S Holdings Corp. 10.38% 2006*.......................................    1,000,000       1,036,250
                    Finlay Fine Jewelry Corp. 10.63% 2003.................................    1,000,000       1,035,000
                    Specialty Retailers, Inc. 10.00% 2000.................................    2,000,000       2,050,000
                    Thrifty PayLess Holdings, Inc. 12.25% 2004............................    1,300,000       1,521,000
                                                                                                           ------------
                                                                                                              6,587,250
                                                                                                           ------------
                    CONSUMER STAPLES -- 3.7%
                    Food Retail -- 1.8%
                    Kash 'N Karry Food Stores, Inc. 11.50% 2003...........................    2,000,000       2,000,000

                    Food, Beverage & Tobacco -- 1.9%
                    Smith's Food & Drug Centers, Inc. 11.25% 2007.........................    2,000,000       2,180,000
                                                                                                           ------------
                                                                                                              4,180,000
                                                                                                           ------------
                    ENERGY -- 3.2%
                    Energy Services -- 2.3%
                    DeepTech International, Inc. 12.00% 2000..............................      500,000         527,500
                    Mesa Operating Co. zero coupon 2006(1)................................    3,000,000       2,025,000

                    Energy Sources -- 0.9%
                    Flores & Rucks, Inc. 9.75% 2006.......................................    1,000,000       1,052,500
                                                                                                           ------------
                                                                                                              3,605,000
                                                                                                           ------------
                    FINANCE -- 3.8%
                    Financial Services -- 3.8%
                    Dollar Financial Group, Inc. 10.88% 2006*.............................    2,000,000       2,027,500
                    Homeside, Inc. 11.25% 2003*...........................................    2,000,000       2,230,000
                                                                                                           ------------
                                                                                                              4,257,500
                                                                                                           ------------
                    HEALTHCARE -- 9.9%
                    Health Services -- 8.5%
                    Abbey Healthcare Group, Inc. 9.50% 2002...............................    2,000,000       2,090,000
                    OrNda Healthcorp. 12.25% 2002.........................................    1,000,000       1,071,250
                    Quorum Health Group, Inc. 8.75% 2005..................................    2,000,000       2,055,000
                    Tenet Healthcare Corp. 8.63% 2003.....................................    2,000,000       2,130,000
                    Tenet Healthcare Corp. 10.13% 2005....................................    2,000,000       2,210,000

                    Medical Products -- 1.4%
                    Dade International, Inc. 11.13% 2006*.................................    1,500,000       1,620,000
                                                                                                           ------------
                                                                                                             11,176,250
                                                                                                           ------------
                    INDUSTRIAL & COMMERCIAL -- 17.4%
                    Business Services -- 15.5%
                    Allied Waste North America, Inc. 10.25% 2006*.........................    2,000,000       2,042,500
                    Core Mark International, Inc. 11.38% 2003*............................    1,000,000       1,016,250
                    Imed Corp. 9.75% 2006*................................................    2,000,000       2,025,000
                    Iron Mountain, Inc. 10.13% 2006.......................................    1,000,000       1,055,000
                    Katz Corp. 12.75% 2002................................................    1,000,000       1,116,250
                    Lifestyle Furnishings International Ltd. 10.88% 2006*.................    2,000,000       2,120,000

---------------------

                                                                                             PRINCIPAL
                                          BONDS & NOTES (continued)                            AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL (continued)
                    Business Services (continued)
                    Muzak L.P. 10.00% 2003................................................   $1,000,000    $  1,011,250
                    Pillowtex Corp. 10.00% 2006*..........................................    2,000,000       2,037,500
                    Printpack, Inc. 10.63% 2006*..........................................    1,000,000       1,040,000
                    Rayovac Corp. 10.25% 2006*............................................    2,000,000       2,045,000
                    Ryder TRS, Inc. 10.00% 2006*..........................................    2,000,000       2,037,500

                    Multi-Industry -- 1.9%
                    International Semi-Tech Microelectronic, Inc. zero coupon 2003(1).....    2,000,000       1,240,000
                    J.B. Poindexter & Co. 12.50% 2004.....................................    1,000,000         967,500
                                                                                                           ------------
                                                                                                             19,753,750
                                                                                                           ------------
                    INFORMATION & ENTERTAINMENT -- 27.4%
                    Broadcasting & Media -- 11.1%
                    Jcac, Inc. 10.13% 2006................................................    1,000,000       1,025,000
                    Kabelmedia Holding zero coupon 2006...................................    2,000,000       1,090,000
                    NWCG Holding Corp. zero coupon 1999...................................    3,000,000       2,490,000
                    Park Broadcasting, Inc. 11.75% 2004*..................................    1,500,000       1,751,250
                    SFX Broadcasting, Inc. 10.75% 2006....................................    2,000,000       2,100,000
                    Sinclair Broadcast Group, Inc. 10.00% 2005............................    2,000,000       2,020,000
                    Universal Outdoor Holdings, Inc. 9.75% 2006...........................    2,000,000       2,040,000

                    Cable -- 11.9%
                    Bell Cablemedia PLC zero coupon 2005(1)...............................    1,750,000       1,373,750
                    Century Communications Corp. 11.88% 2003..............................    2,000,000       2,135,000
                    Comcast UK Cable Partners Ltd. zero coupon 2007.......................    1,000,000         682,500
                    Diamond Cable Communications PLC zero coupon 2005(1)..................    1,000,000         697,500
                    Echostar Communications Corp. zero coupon 2004(1).....................    1,000,000         810,000
                    Echostar Satellite Broadcasting Corp. zero coupon 2004(1).............    1,250,000         950,000
                    International CableTel, Inc. zero coupon 2005(1)......................    1,000,000         712,500
                    International CableTel, Inc. zero coupon 2006(1)......................    1,000,000         640,000
                    Mettler Toledo, Inc. 9.75% 2006.......................................    1,000,000       1,045,000
                    Telewest PLC zero coupon 2007(1)......................................    1,875,000       1,270,313
                    UIH Australia Pacific, Inc. zero coupon 2006(1).......................    1,500,000         787,500
                    United International Holdings, Inc. zero coupon 1999(2)...............    2,250,000       1,586,250
                    Videotron Holdings PLC zero coupon 2005(1)............................    1,000,000         787,500

                    Gaming -- 2.6%
                    Casino America, Inc. 12.50% 2003......................................    1,000,000         970,000
                    Showboat, Inc. 13.00% 2009............................................    1,000,000       1,095,000
                    Trump Atlantic City Associates 11.25% 2006............................    1,000,000         945,000

                    Leisure & Tourism -- 1.8%
                    HMH Properties, Inc. 9.50% 2005.......................................    2,000,000       2,065,000
                                                                                                           ------------
                                                                                                             31,069,063
                                                                                                           ------------
                    INFORMATION TECHNOLOGY -- 18.3%
                    Cellular -- 6.7%
                    Cellular Communications International, Inc. zero coupon 2000..........    1,000,000         660,000
                    Cellular Communications International, Inc. zero coupon 2000(2).......    2,000,000       1,375,000
                    Comcast Cellular Corp. zero coupon 2000...............................    1,500,000       1,080,000
                    Intercel, Inc. zero coupon 2006(1)....................................    1,000,000         607,500
                    Pricecellular Wireless Corp. zero coupon 2003(1)......................    1,000,000         842,500
                    Pricecellular Wireless Corp. zero coupon 2001(1)......................    1,000,000         985,000
                    Western Wireless Corp. 10.50% 2006....................................    2,000,000       2,060,000

                    Computers & Business Equipment -- 1.9%
                    Twin Laboratories, Inc. 10.25% 2006...................................    1,000,000       1,041,875
                    Unisys Corp. 11.75% 2004..............................................    1,000,000       1,045,000

                                                           ---------------------

                                                                                             PRINCIPAL
                                          BONDS & NOTES (continued)                            AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY (continued)
                    Electronics -- 1.9%
                    Advanced Micro Devices, Inc. 11.00% 2003..............................   $2,000,000    $  2,165,000

                    Paging -- 2.7%
                    Paging Network, Inc. 10.00% 2008*.....................................    2,000,000       1,997,500
                    Paging Network, Inc. 11.75% 2002......................................    1,000,000       1,080,000

                    Telecommunications -- 5.1%
                    Hyperion Telecommunications, Inc. zero coupon 2003(1)*................    2,500,000       1,393,750
                    MFS Communications, Inc. zero coupon 2006(1)..........................    1,000,000         725,000
                    PanAmSat, L.P. zero coupon 2003(1)....................................    2,500,000       2,300,000
                    Teleport Communications Group zero coupon 2007(1).....................    2,000,000       1,355,000
                                                                                                           ------------
                                                                                                             20,713,125
                                                                                                           ------------
                    MATERIALS -- 5.7%
                    Chemicals -- 0.9%
                    LaRoche Industries, Inc. 13.00% 2004..................................    1,000,000       1,065,000

                    Forest Products -- 1.6%
                    American Pad & Paper Co. 13.00% 2005..................................      650,000         757,250
                    Stone Container Corp. 11.88% 1998.....................................    1,000,000       1,065,000

                    Metals & Minerals -- 3.2%
                    Renco Metals, Inc. 11.50% 2003........................................    2,000,000       2,100,000
                    WCI Steel, Inc. 10.00% 2004*..........................................    1,500,000       1,511,250
                                                                                                           ------------
                                                                                                              6,498,500
                                                                                                           ------------
                    UTILITIES -- 1.1%
                    Telephone -- 1.1%
                    Millicom International Cellular SA zero coupon 2006(1)................    2,000,000       1,190,000
                                                                                                           ------------
                    TOTAL BONDS & NOTES (cost $104,171,085)...............................                  109,030,438
                                                                                                           ------------

                                             COMMON STOCK -- 0.0%                              SHARES
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER STAPLES -- 0.0%
                    Food, Beverage & Tobacco -- 0.0%
                    Smith's Food & Drug Centers, Inc. ....................................        1,505          45,526
                                                                                                           ------------
                    INFORMATION & ENTERTAINMENT -- 0.0%
                    Gaming -- 0.0%
                    Capital Gaming International, Inc.+ ..................................       40,000           1,875
                                                                                                           ------------
                    TOTAL COMMON STOCK (cost $156,260)....................................                       47,401
                                                                                                           ------------
                                           PREFERRED STOCK -- 1.0%
                    ----------------------------------------------------------------------------------------------------
                    MATERIALS -- 1.0%
                    Forest Products -- 1.0%
                    SDW Holdings Corp. 14.00% (cost $950,530)*(3).........................       37,000       1,091,500
                                                                                                           ------------
                                              WARRANTS -- 0.1%+
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER STAPLES -- 0.0%
                    Household Products -- 0.0%
                    Chattem, Inc. 6/17/99.................................................        1,000           3,375
                                                                                                           ------------

---------------------

                                             WARRANTS (continued)                              SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- 0.0%
                    Cable -- 0.0%
                    United International Holdings, Inc. 11/15/99..........................        1,750    $      4,375

                    Gaming -- 0.0%
                    Fitzgerald Gaming Corp.*(3) 3/15/99...................................        2,000          20,000
                                                                                                           ------------
                                                                                                                 24,375
                                                                                                           ------------
                    INFORMATION TECHNOLOGY -- 0.1%
                    Telecommunications -- 0.1%
                    Hyperion Telecommunications, Inc.* 4/15/01............................        2,500          68,750
                                                                                                           ------------
                    MATERIALS -- 0.0%
                    Forest Products -- 0.0%
                    SDW Holdings Corp.*(3) 12/15/06.......................................        3,700          48,100
                                                                                                           ------------
                    TOTAL WARRANTS (cost $142,784)........................................                      144,600
                                                                                                           ------------
                    TOTAL INVESTMENT SECURITIES (cost $105,420,658).......................                  110,313,939
                                                                                                           ------------
                                                                                             PRINCIPAL
                                         REPURCHASE AGREEMENT -- 3.2%                          AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT -- 3.2%
                    Joint Repurchase Agreement Account (Note 3)
                      (cost $3,610,000)...................................................   $3,610,000       3,610,000
                                                                                                           ------------
                    TOTAL INVESTMENTS --
                      (cost $109,030,658)                             100.6%                                113,923,939
                    Liabilities in excess of other assets --               (0.6)                               (694,846)
                                                                                    ------                 ------------
                    NET ASSETS --                                   100.0%                                 $113,229,093
                                                                                                           ============
                                                                                    ------
                                                                                    ------

              -----------------------------

              +   Non-income producing securities

              *   Resale restricted to qualified institutional buyers

              (1) Represents a zero coupon bond which will convert to an interest-bearing security at a later date

              (2) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants

              (3) Fair valued security; see Note 2

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    WORLDWIDE HIGH INCOME
    PORTFOLIO                          INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996

                                                                                             PRINCIPAL
                                         BONDS & NOTES -- 85.0%                               AMOUNT              VALUE
                    --------------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 3.3%
                    Housing -- 2.7%
                    Companhia Brasileira de Petroleo Ipiranga 12.50% 1997............     $       800,000     $     816,000
                    Companhia Brasileira de Petroleo Ipiranga 12.50% 1997*...........             500,000           510,000

                    Retail -- 0.6%
                    Cole National Group, Inc. 9.88% 2006*............................             170,000           172,550
                    K-Mart Corp. 8.38% 2022..........................................             135,000           109,350
                                                                                                               ------------
                                                                                                                  1,607,900
                                                                                                               ------------
                    CONSUMER STAPLES  0.9%
                    Food, Beverage & Tobacco -- 0.1%
                    International Home Foods, Inc. 10.38% 2006*......................              50,000            51,375

                    Household Products -- 0.8%
                    Revlon Worldwide Corp. zero coupon 1998..........................             445,000           384,369
                                                                                                               ------------
                                                                                                                    435,744
                                                                                                               ------------
                    ENERGY -- 0.8%
                    Energy Services -- 0.2%
                    Parker Drilling Corp. 9.75% 2006*................................              80,000            82,900

                    Energy Sources -- 0.6%
                    Flores & Rucks, Inc. 9.75% 2006..................................             115,000           121,038
                    Nuevo Energy Co. 9.50% 2006......................................             175,000           182,000
                                                                                                               ------------
                                                                                                                    385,938
                                                                                                               ------------
                    FINANCE -- 7.6%
                    Financial Services -- 7.5%
                    Alps Series 96-1 12.75% 2006*....................................             150,000           155,437
                    Dillon Read Structured Finance Corp. 6.66% 2010..................              95,164            77,294
                    Dillon Read Structured Finance Corp. 7.60% 2007..................             291,263           262,218
                    First Nationwide Escrow Corp. 10.63% 2003*.......................              65,000            69,550
                    First Nationwide Holdings, Inc. 9.13% 2003*......................              90,000            90,900
                    Homeside, Inc. 11.25% 2003*......................................              40,000            44,600
                    Russia Federation Ministry Finance GDR 3.00% 2003*...............           4,800,000         2,916,000
                    Stone Container Finance Co. 11.50% 2006*.........................              80,000            81,600

                    Insurance -- 0.1%
                    Home Holdings, Inc. 8.63% 2003(1)................................              95,000            26,600
                                                                                                               ------------
                                                                                                                  3,724,199
                                                                                                               ------------
                    INDUSTRIAL & COMMERCIAL -- 5.9%
                    Aerospace & Military Technology -- 0.3%
                    Jet Equipment Trust 11.79% 2013*.................................             100,000           123,060

                    Business Services -- 2.9%
                    ISP Holdings, Inc. 9.00% 2003*...................................             165,000           168,506
                    Norcal Waste Systems, Inc. 12.75% 2005...........................             215,000           236,500
                    Tevecap SA 12.63% 2004...........................................           1,000,000         1,026,250

                    Electrical Equipment -- 0.2%
                    Digital Equipment Corp. 8.63% 2012...............................              85,000            84,945

---------------------

                                                                                             PRINCIPAL
                                        BONDS & NOTES (continued)                             AMOUNT              VALUE
                    --------------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL (continued)
                    Multi-Industry -- 2.0%
                    Iochpe Maxion SA 12.38% 2002.....................................     $       500,000     $     487,500
                    Iochpe Maxion SA 12.38% 2002*....................................             500,000           487,500

                    Transportation -- 0.5%
                    Southland Corp. 5.00% 2003.......................................             295,000           242,638
                                                                                                               ------------
                                                                                                                  2,856,899
                                                                                                               ------------
                    INFORMATION & ENTERTAINMENT -- 7.3%
                    Broadcasting & Media -- 2.6%
                    Comcast Corp. 9.38% 2005.........................................             255,000           263,925
                    Grupo Televisa SA de CV zero coupon 2008(2)......................             950,000           621,062
                    Marvel Parent Holdings, Inc. zero coupon 1998....................             150,000            22,500
                    Viacom, Inc. 8.00% 2006..........................................             385,000           373,423

                    Cable -- 2.8%
                    Cablevision Systems Corp. 9.25% 2005.............................             150,000           146,625
                    Cablevision Systems Corp. 9.88% 2006.............................             205,000           206,025
                    Echostar Satellite Broadcasting Corp. zero coupon 2004*(2).......             355,000           269,800
                    Marcus Cable Co. L.P. zero coupon 2005(2)........................             285,000           195,225
                    Rogers Cablesystems Ltd. 10.00% 2005(2)..........................             295,000           314,913
                    Telewest PLC zero coupon 2007(2).................................             385,000           260,838

                    Gaming -- 0.5%
                    Grand Casino, Inc. 10.13% 2003...................................             180,000           181,350
                    Station Casinos, Inc. 9.63% 2003.................................              70,000            68,250

                    Leisure & Tourism -- 1.4%
                    Boyd Gaming Corp. 9.25% 2003.....................................             140,000           136,675
                    Courtyard Marriott Ltd. 10.75% 2008..............................             175,000           184,844
                    Host Marriott Corp. Acquisition Properties, Inc. 9.00% 2007......             180,000           180,000
                    Host Marriott Travel Plazas 9.50% 2005...........................             180,000           185,400
                                                                                                               ------------
                                                                                                                  3,610,855
                                                                                                               ------------
                    INFORMATION TECHNOLOGY -- 7.3%
                    Cellular -- 0.8%
                    Comcast Cellular Corp. zero coupon 2000..........................             390,000           281,775
                    Rogers Communications, Inc. 9.13% 2006...........................              90,000            89,100

                    Electronics -- 0.4%
                    Advanced Micro Devices, Inc. 11.00% 2003.........................             200,000           217,000

                    Paging -- 0.4%
                    Paging Network, Inc. 10.00% 2008*................................             100,000           100,000
                    Paging Network, Inc. 10.13% 2007.................................              80,000            80,200

                    Telecommunications -- 5.7%
                    Brooks Fiber Properties, Inc. zero coupon 2006(2)................             325,000           212,875
                    Brooks Fiber Properties, Inc. zero coupon 2006*(2)...............             110,000            69,437
                    Comtel Brasileira Ltd. 10.75% 2004*..............................           1,050,000         1,085,700
                    Dial Callable Communications, Inc. zero coupon 2004(2)...........             600,000           417,000
                    IXC Communications, Inc. 12.50% 2005.............................             170,000           183,600
                    Lenfest Communications, Inc. 8.38% 2005..........................             310,000           299,925
                    MFS Communications, Inc. zero coupon 2006(2).....................             505,000           366,125
                    TCI Communications, Inc. 7.88% 2026..............................             205,000           182,803
                                                                                                               ------------
                                                                                                                  3,585,540
                                                                                                               ------------
                    MATERIALS -- 6.4%
                    Forest Products -- 2.7%
                    Gaylord Container Corp. 11.50% 2001..............................             250,000           266,250
                    Gaylord Container Corp. 12.75% 2005..............................              40,000            43,800
                    Grupo International Durango SA de CV 12.63% 2003.................             500,000           541,250

                                                           ---------------------

                                                                                             PRINCIPAL
                                        BONDS & NOTES (continued)                             AMOUNT              VALUE
                    --------------------------------------------------------------------------------------------------------
                    MATERIALS (continued)
                    Forest Products (continued)
                    Owens Illinois, Inc. 11.00% 2003.................................     $       190,000     $     210,188
                    S.D. Warren Co. 12.00% 2004......................................             135,000           141,750
                    TLC Beatrice International Holdings, Inc. 11.50% 2005............             130,000           136,662

                    Metals & Minerals -- 3.7%
                    Tolmex SA de CV 8.38% 2003.......................................           2,000,000         1,810,000
                    United States Can Corp. 10.13% 2006..............................              25,000            26,125
                                                                                                             ---------------
                                                                                                                  3,176,025
                                                                                                             ---------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 38.0%
                    Foreign Government -- 38.0%
                    Federative Republic of Brazil 4.76% 2014(3)(4)...................           2,478,082         1,809,000
                    Jamaica Government Bonds 12.00% 1999.............................           2,000,000         2,000,000
                    Republic of Argentina 8.38% 2003.................................           1,500,000         1,400,625
                    Republic of Argentina 11.00% 2006................................           1,000,000         1,043,750
                    Republic of Bulgaria 2.25% 2012(3)...............................           2,500,000           917,175
                    Republic of Bulgaria. 6.69% 2024(3)..............................           1,000,000           544,370
                    Republic of Ecuador 6.50% 2015(3)(4).............................           2,273,389         1,369,716
                    Republic of Panama 3.50% 2014(3).................................           1,250,000           854,688
                    Republic of Philippines 6.44% 2009(3)............................           1,600,000         1,552,000
                    Republic of Venezuela (Oil Warrants Attached) 6.44% 2020(3)......             500,000           403,125
                    Republic of Venezuela 6.63% 2007(3)..............................           4,250,000         3,708,125
                    United Mexican States 11.38% 2016................................           3,000,000         3,108,750
                                                                                                             ---------------
                                                                                                                 18,711,324
                                                                                                             ---------------
                    UTILITIES -- 7.5%
                    Electric Utilities -- 3.6%
                    Cleveland Electric Illuminating Co. 8.38% 2011...................              25,000            24,136
                    Cleveland Electric Illuminating Co. 9.50% 2005...................             250,000           270,363
                    Hidroelectrica Piedra Aguila 10.63% 2001*........................           1,300,000         1,345,500
                    Midland Cogeneration 10.33% 2002.................................             104,735           111,281
                    Midland Cogeneration, Series C-91 10.33% 2002....................              18,012            19,138
                    Midland Funding Corp. 11.75% 2005................................              40,000            44,453

                    Gas & Pipeline Utilities -- 3.3%
                    Bridas Corp. 12.50% 1999.........................................           1,500,000         1,599,375

                    Telephone -- 0.6%
                    Occidente Y Caribe Celular SA zero coupon 2004*(2)(5)............             400,000           203,000
                    Philippine Long Distance Telephone 9.25% 2006....................             100,000           108,937
                                                                                                             ---------------
                                                                                                                  3,726,183
                                                                                                             ---------------
                    TOTAL BONDS & NOTES (cost $38,907,783)...........................                            41,820,607
                                                                                                             ---------------

                                         PREFERRED STOCK -- 1.4%                              SHARES
                    --------------------------------------------------------------------------------------------------------
                    HEALTHCARE -- 0.2%
                    Medical Products -- 0.2%
                    Fresenius Medical Care...........................................                  90            91,602
                                                                                                             ---------------

                    INFORMATION & ENTERTAINMENT -- 1.2%
                    Broadcasting & Media -- 1.2%
                    TCI Pacific Communications, Inc. 5.00%...........................               1,830           160,811
                    Time Warner, Inc. Series M 10.25%................................                 423           461,070
                                                                                                             ---------------
                                                                                                                    621,881
                                                                                                             ---------------
                    TOTAL PREFERRED STOCK (cost $675,514)............................                               713,483
                                                                                                             ---------------

---------------------

                                                                                             PRINCIPAL
                                  LOAN PARTICIPATION AGREEMENT -- 1.0%                        AMOUNT              VALUE
                    --------------------------------------------------------------------------------------------------------
                    LOAN PARTICIPATION AGREEMENT -- 1.0%
                    Russia BFEA Loan Agreement+ (cost $485,250)......................     $       600,000     $     470,250
                                                                                                             ---------------
                    TOTAL INVESTMENT SECURITIES (cost $40,068,547)...................                            43,004,340
                                                                                                             ---------------
                                       SHORT-TERM SECURITIES--3.4%
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 3.4%
                    Banamex Pagare 14.52% due 10/23/97...............................       MXN 6,446,250           648,875
                    Empresas La Moderna 10.25% due 11/12/97..........................           1,000,000         1,023,750
                                                                                                             ---------------
                    TOTAL SHORT-TERM SECURITIES (cost $1,707,090)....................                             1,672,625
                                                                                                             ---------------
                                      REPURCHASE AGREEMENT -- 8.5%
                    --------------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT -- 8.5%
                    Agreement with State Street Bank & Trust Co., bearing interest of
                      4.00% dated 11/29/96 to be repurchased 12/02/96 in the amount of $4,208,402 and collateralized by $4,225,000 U.S. Treasury
                      Notes 6.00% due 9/30/98 (cost $4,207,000)......................     $     4,207,000         4,207,000
                                                                                                             ---------------
                    TOTAL INVESTMENTS --
                      (cost $45,982,637)                                        99.3%                             48,883,965
                    Other assets less liabilities --                             0.7                                 320,532
                                                                               ------                        ---------------
                    NET ASSETS --                                              100.0%                          $  49,204,497
                                                                               ======                         =============

              -----------------------------

               +  Non-income producing security; security in default

              *   Resale restricted to qualified institutional buyers

              (1) Fair valued security; see Note 2

              (2) Represents a zero coupon bond which will convert to an interest-bearing security at a later date

              (3) Variable rate security; rate as of November 30, 1996

              (4) A portion of the coupon interest is received in cash and a portion is capitalized in the principal of the security

              (5) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants

              GDR -- Global Depository Receipt

              MXN Mexican Peso

              Allocation of investments as a percentage of net assets by country as of November 30, 1996:

                    United States                27.8%
                    Mexico                       15.8
                    Brazil                       12.6
                    Argentina                    11.0
                    Venezuela                     8.4
                    Russia                        6.8
                    Jamaica                       4.1
                    Philippines                   3.4
                    Bulgaria                      3.0
                    Ecuador                       2.8
                    Panama                        1.7
                    Canada                        1.0
                    United Kingdom                0.5
                    Colombia                      0.4
                                                 ----
                                                 99.3%
                                                 ====

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    SUNAMERICA BALANCED
    PORTFOLIO                          INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996

                                             COMMON STOCK -- 71.1%                              SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 5.2%
                    Apparel & Textiles -- 1.1%
                    NIKE, Inc. Class B ....................................................        2,000    $   113,750

                    Automotive -- 2.0%
                    General Motors Corp. ..................................................        2,000        115,250
                    Harley-Davidson, Inc. .................................................        2,000         88,750

                    Retail -- 2.1%
                    Federated Department Stores, Inc.+.....................................        1,600         54,600
                    Payless Shoesource, Inc.+..............................................        2,000         78,250
                    Saks Holdings, Inc. ...................................................          300          9,750
                    Wal-Mart Stores, Inc. .................................................        3,000         76,500
                                                                                                            -------------
                                                                                                                536,850
                                                                                                            -------------
                    CONSUMER STAPLES -- 4.9%
                    Food, Beverage & Tobacco -- 2.9%
                    Consolidated Cigar Holdings, Inc.+.....................................        7,000        170,625
                    Seagram Co., Ltd. .....................................................        3,000        122,625

                    Household Products -- 2.0%
                    Nu Skin Asia Pacific, Inc.+............................................          500         14,812
                    Samsonite Corp. .......................................................        5,000        189,375
                                                                                                            -------------
                                                                                                                497,437
                                                                                                            -------------
                    ENERGY -- 3.9%
                    Energy Services -- 2.1%
                    Benton Oil & Gas Co.+..................................................        2,000         51,000
                    Burlington Resources, Inc. ............................................        1,100         58,300
                    Mobil Corp. ...........................................................          450         54,450
                    Royal Dutch Petroleum Co. ADR..........................................          300         50,963

                    Energy Sources -- 1.8%
                    Enron Corp. ...........................................................        2,000         91,500
                    McDermott International, Inc. .........................................        5,000         88,750
                                                                                                            -------------
                                                                                                                394,963
                                                                                                            -------------
                    FINANCE -- 9.5%
                    Banks -- 2.6%
                    Chase Manhattan Corp. .................................................          400         37,800
                    Fifth Third Bancorp....................................................        2,000        140,000
                    Summit Bancorp.........................................................        2,000         89,750

                    Financial Services -- 4.0%
                    Alex Brown, Inc. ......................................................          750         45,094
                    Capital One Financial Corp. ...........................................        3,000        108,375
                    Dean Witter, Discover & Co. ...........................................          570         38,974
                    Federal National Mortgage Association..................................        3,000        123,750
                    Morgan Stanley Group, Inc. ............................................        1,500         90,187

---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE -- (continued)
                    Insurance -- 2.9%
                    Aetna, Inc. ...........................................................          529    $    38,154
                    Allstate Corp. ........................................................        3,000        180,750
                    Equitable Cos., Inc. ..................................................        3,000         74,250
                                                                                                            -------------
                                                                                                                967,084
                                                                                                            -------------
                    HEALTHCARE -- 13.4%
                    Drugs -- 8.2%
                    American Home Products Corp. ..........................................        1,500         96,375
                    Biogen, Inc.+..........................................................        2,000         76,500
                    Bristol-Myers Squibb Co. ..............................................        1,000        113,750
                    Glaxo Wellcome PLC ADR.................................................        3,000         98,625
                    Ligand Pharmaceuticals, Inc.+..........................................       10,000        120,625
                    Lilly (Eli) & Co. .....................................................        1,000         76,500
                    Merck & Co., Inc. .....................................................        1,000         83,000
                    Schering-Plough Corp. .................................................          750         53,437
                    Teva Pharmaceutical Industries Ltd. ADR................................          950         43,938
                    Warner-Lambert Co. ....................................................        1,000         71,500

                    Health Services -- 1.0%
                    Advanced Health Corp.+.................................................        5,000         71,250
                    Chiron Corp.+..........................................................        1,400         27,125

                    Medical Products -- 4.2%
                    Allegiance Corp. ......................................................          600         13,575
                    Allergan, Inc. ........................................................        2,000         64,250
                    Baxter International, Inc. ............................................        3,000        127,500
                    Johnson & Johnson Co. .................................................        1,000         53,125
                    Medtronic, Inc. .......................................................        1,000         66,125
                    Nitinol Medical Technologies, Inc.+....................................        5,000         54,375
                    Pfizer, Inc. ..........................................................          600         53,775
                                                                                                            -------------
                                                                                                              1,365,350
                                                                                                            -------------
                    INDUSTRIAL & COMMERCIAL -- 6.6%
                    Aerospace & Military Technology -- 3.3%
                    Boeing Co. ............................................................        1,000         99,375
                    United Technologies Corp. .............................................        1,700        238,425

                    Business Services -- 0.4%
                    Forrester Research, Inc.+..............................................          500         10,687
                    NCO Group, Inc+........................................................        2,000         34,250

                    Electrical Equipment -- 0.4%
                    General Electric Co. ..................................................          400         41,600

                    Machinery -- 1.2%
                    Caterpillar, Inc. .....................................................        1,000         79,125
                    Deere & Co. ...........................................................        1,000         44,625

                    Multi-Industry -- 1.3%
                    Rockwell International Corp. ..........................................        2,000        128,500
                                                                                                            -------------
                                                                                                                676,587
                                                                                                            -------------
                    INFORMATION & ENTERTAINMENT -- 3.5%
                    Broadcasting & Media -- 1.2%
                    Cox Radio, Inc.+.......................................................        1,000         17,500
                    Mecklermedia Corp.+....................................................        5,000        101,250

                                                           ---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- (continued)
                    Leisure & Tourism -- 2.3%
                    Callaway Golf Co. .....................................................        2,000    $    60,750
                    Carnival Corp. ........................................................        3,000         94,875
                    MGM Grand, Inc.+.......................................................        1,000         38,625
                    Sun International Hotels Ltd.+.........................................          875         43,422
                                                                                                            -------------
                                                                                                                356,422
                                                                                                            -------------
                    INFORMATION TECHNOLOGY -- 14.0%
                    Communication Equipment -- 0.9%
                    Ericsson (L.M.) Telephone Co. ADR......................................        1,870         57,736
                    Lason Holdings, Inc. ..................................................        2,000         39,000

                    Computers & Business Equipment -- 2.3%
                    Hewlett-Packard Co. ...................................................          800         43,100
                    International Business Machines Corp. .................................        1,000        159,375
                    International Network Services+........................................        1,000         32,000

                    Electronics -- 3.9%
                    Cymer, Inc.+...........................................................        5,000        166,250
                    Intel Corp. ...........................................................        1,000        126,875
                    Nokia Corp. ADR........................................................        1,000         56,125
                    Perkin-Elmer Corp. ....................................................          800         49,300

                    Software -- 3.4%
                    Cisco Systems, Inc.+...................................................          820         55,658
                    Computer Associates International, Inc. ...............................        2,000        131,500
                    Microsoft Corp.+.......................................................        1,000        156,875

                    Telecommunications -- 3.5%
                    Deutsche Telekom AG ADR................................................        2,000         42,750
                    LCC International, Inc.+...............................................        1,000         16,000
                    Lucent Technologies, Inc. .............................................        3,324        170,355
                    Orckit Communications, Ltd.+...........................................        1,000         11,250
                    WorldCom, Inc.+........................................................        5,000        115,625
                                                                                                            -------------
                                                                                                              1,429,774
                                                                                                            -------------
                    MATERIALS -- 8.6%
                    Chemicals -- 0.8%
                    Olin Corp. ............................................................        2,000         79,750

                    Metals & Minerals -- 1.4%
                    Dal-Tile International, Inc.+..........................................        7,000        148,750

                    Paper Products -- 6.4%
                    Champion International Corp. ..........................................        2,500        107,500
                    Georgia-Pacific Corp. .................................................        2,000        145,500
                    International Paper Co. ...............................................        2,000         85,000
                    Union Camp Corp. ......................................................        3,000        147,375
                    Willamette Industries, Inc. ...........................................        2,500        170,000
                                                                                                            -------------
                                                                                                                883,875
                                                                                                            -------------
                    REAL ESTATE -- 0.6%
                    Real Estate Investment Trusts -- 0.6%
                    Innkeepers USA Trust...................................................        5,000         62,500
                                                                                                            -------------
                    UTILITIES -- 0.9%
                    Telephone -- 0.9%
                    AT&T Corp. ............................................................        1,000         39,250

---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    UTILITIES (continued)
                    Telephone -- (continued)
                    GTE Corp. .............................................................        1,200    $    53,850
                                                                                                            -------------
                                                                                                                 93,100
                                                                                                            -------------
                    TOTAL COMMON STOCK (cost $6,463,041)...................................                   7,263,942
                                                                                                            -------------
                                            PREFERRED STOCK -- 0.7%
                    ----------------------------------------------------------------------------------------------------
                    FINANCE -- 0.0%
                    Insurance -- 0.0%
                    Aetna, Inc. 6.25%......................................................           59          4,381
                    INFORMATION & ENTERTAINMENT -- 0.7%
                    Broadcasting & Media -- 0.7%
                    Multicanal Participacoes SA ADR........................................        5,000         70,625
                                                                                                            -------------
                    TOTAL PREFERRED STOCK (cost $81,978)...................................                      75,006
                                                                                                            -------------
                                                                                              PRINCIPAL
                                            BONDS & NOTES -- 10.2%                              AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT -- 10.2%
                    U.S. Treasury Notes -- 10.2%
                    United States Treasury Notes 6.50% 2001................................   $  250,000        256,603
                    United States Treasury Notes 6.50% 2006................................      250,000        258,202
                    United States Treasury Notes 6.88% 2006................................      500,000        528,435
                                                                                                            -------------
                    TOTAL BONDS & NOTES (cost $1,014,361)..................................                   1,043,240
                                                                                                            -------------
                    TOTAL INVESTMENT SECURITIES (cost $7,559,380)..........................                   8,382,188
                                                                                                            -------------
                                                       REPURCHASE AGREEMENT -- 15.7%
                    ----------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT -- 15.7%
                    Joint Repurchase Agreement Account (Note 3)
                      (cost $1,605,000)....................................................    1,605,000      1,605,000
                                                                                                            -------------
                    TOTAL INVESTMENTS --
                      (cost $9,164,380)                                              97.7%                    9,987,188
                    Other assets less liabilities --                                  2.3                       236,606
                                                                                    -------                 -------------
                    NET ASSETS --                                                   100.0%                  $10,223,794
                                                                                    =====                   =============

              -----------------------------

              + Non-income producing securities

              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    BALANCED/PHOENIX INVESTMENT
    COUNSEL PORTFOLIO                  INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996

                                             COMMON STOCK -- 57.3%                              SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 5.9%
                    Apparel & Textiles -- 1.0%
                    NIKE, Inc. Class B ....................................................       12,000    $   682,500

                    Automotive -- 0.4%
                    Lear Corp.+............................................................        8,100        290,588

                    Retail -- 4.5%
                    CVS Corp. .............................................................       12,800        526,400
                    Home Depot, Inc. ......................................................       10,000        521,250
                    Office Depot, Inc.+....................................................        2,000         39,000
                    PetSmart, Inc.+........................................................       15,400        392,700
                    Safeway, Inc.+.........................................................       16,500        670,312
                    Staples, Inc. +........................................................       20,000        395,000
                    TJX Cos., Inc. ........................................................       13,300        600,163
                                                                                                            ------------
                                                                                                              4,117,913
                                                                                                            ------------
                    CONSUMER STAPLES -- 4.8%
                    Food, Beverage & Tobacco -- 2.3%
                    Campbell Soup Co. .....................................................        4,000        330,500
                    Coca-Cola Co. .........................................................       12,000        613,500
                    PepsiCo, Inc. .........................................................       22,000        657,250

                    Household Products -- 2.5%
                    Colgate-Palmolive Co. .................................................        4,000        370,500
                    Gillette Co. ..........................................................        8,700        641,625
                    Procter & Gamble Co. ..................................................        7,000        761,250
                                                                                                            ------------
                                                                                                              3,374,625
                                                                                                            ------------
                    ENERGY -- 6.8%
                    Energy Services -- 4.1%
                    Baker Hughes, Inc. ....................................................       16,600        607,975
                    British Petroleum Co. PLC ADR..........................................        2,000        277,500
                    Chevron Corp. .........................................................       10,000        670,000
                    Halliburton Co. .......................................................        5,000        301,250
                    Royal Dutch Petroleum Co. ADR..........................................        4,000        679,500
                    Schlumberger Ltd. .....................................................        3,000        312,000

                    Energy Sources -- 2.7%
                    Anadarko Petroleum Corp. ..............................................        3,000        200,625
                    Apache Corp. ..........................................................        9,000        327,375
                    Enron Oil & Gas Co. ...................................................       10,000        266,250
                    ENSCO International, Inc.+.............................................       12,500        548,437
                    Noble Affiliates, Inc. ................................................       12,000        565,500
                                                                                                            ------------
                                                                                                              4,756,412
                                                                                                            ------------
                    FINANCE -- 9.0%
                    Banks -- 1.9%
                    BankAmerica Corp. .....................................................        4,400        453,200
                    Chase Manhattan Corp. .................................................        4,000        378,000
                    Citicorp...............................................................        3,500        382,375
                    Mellon Bank Corp. .....................................................        1,850        133,663

---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Financial Services -- 3.9%
                    Donaldson Lufkin & Jenrette, Inc. .....................................        2,500    $    89,063
                    First Data Corp. ......................................................       14,000        558,250
                    First USA, Inc. .......................................................       21,400        703,525
                    MBNA Corp. ............................................................        5,000        201,875
                    Price (T. Rowe) Associates, Inc. ......................................        9,450        341,381
                    Travelers Group, Inc. .................................................       17,867        804,000

                    Insurance -- 3.2%
                    Allstate Corp. ........................................................       13,500        813,375
                    American International Group, Inc. ....................................        4,000        460,000
                    Conseco, Inc. .........................................................        7,000        391,125
                    Marsh & McLennan Cos. .................................................        3,000        340,125
                    MGIC Investment Corp. .................................................        3,500        262,062
                                                                                                            ------------
                                                                                                              6,312,019
                                                                                                            ------------
                    HEALTHCARE -- 7.3%
                    Drugs -- 4.1%
                    American Home Products Corp. ..........................................        7,000        449,750
                    Amgen, Inc.+...........................................................        5,000        304,375
                    Bristol-Myers Squibb Co. ..............................................        3,000        341,250
                    Merck & Co., Inc. .....................................................       10,000        830,000
                    Pfizer, Inc. ..........................................................       10,000        896,250

                    Health Services -- 1.0%
                    Columbia/HCA Healthcare Corp. .........................................       18,000        720,000

                    Medical Products -- 2.2%
                    Abbott Laboratories, Inc. .............................................        2,500        139,375
                    Boston Scientific Corp.+...............................................        6,000        350,250
                    Johnson & Johnson Co. .................................................        6,000        318,750
                    Medtronic, Inc. .......................................................       11,200        740,600
                                                                                                            ------------
                                                                                                              5,090,600
                                                                                                            ------------
                    INDUSTRIAL & COMMERCIAL -- 8.7%
                    Aerospace & Military Technology -- 2.5%
                    AlliedSignal, Inc. ....................................................        5,000        366,250
                    Boeing Co. ............................................................        7,000        695,625
                    United Technologies Corp. .............................................        5,000        701,250

                    Business Services -- 2.1%
                    Cognizant Corp.+.......................................................       12,000        414,000
                    Corrections Corporation America+.......................................       10,000        248,750
                    Philip Environmental, Inc.+............................................       10,000        130,000
                    Republic Industries, Inc.+.............................................        5,500        183,563
                    USA Waste Services, Inc.+..............................................       14,690        473,752

                    Electrical Equipment -- 2.3%
                    General Electric Co. ..................................................       14,000      1,456,000
                    Westinghouse Electric Corp. ...........................................       10,000        187,500

                    Machinery -- 1.2%
                    Deere & Co. ...........................................................        9,000        401,625
                    Dover Corp. ...........................................................        8,100        432,337

                    Transportation -- 0.6%
                    Tidewater, Inc. .......................................................        9,000        393,750
                                                                                                            ------------
                                                                                                              6,084,402
                                                                                                            ------------
                    INFORMATION & ENTERTAINMENT -- 1.8%
                    Broadcasting & Media -- 0.2%
                    New York Times Co. Class A ............................................        4,000        149,500

                                                           ---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT (continued)
                    Leisure & Tourism -- 1.6%
                    Disney (Walt) Co. .....................................................        5,300    $   390,875
                    HFS, Inc.+.............................................................        1,300         84,175
                    Hilton Hotels Corp. ...................................................       10,000        292,500
                    Marriott International, Inc. ..........................................        7,000        390,250
                                                                                                            ------------
                                                                                                              1,307,300
                                                                                                            ------------
                    INFORMATION TECHNOLOGY -- 10.6%
                    Computers & Business Equipment -- 4.3%
                    3Com Corp.+............................................................       10,000        751,250
                    Honeywell, Inc. .......................................................        6,000        411,750
                    International Business Machines Corp. .................................        7,500      1,195,312
                    Sun Microsystems, Inc.+................................................       11,000        640,750

                    Electronics -- 2.0%
                    Intel Corp. ...........................................................        8,500      1,078,438
                    Micron Technology, Inc. ...............................................        4,000        132,500
                    Newbridge Networks Corp.+..............................................        7,400        220,150

                    Software -- 4.1%
                    Cisco Systems, Inc.+ ..................................................       20,000      1,357,500
                    Computer Associates International, Inc. ...............................       10,500        690,375
                    GT Interactive Software Corp.+.........................................        7,000         82,250
                    Oracle Systems Corp.+..................................................       15,000        735,000

                    Telecommunications -- 0.2%
                    Deutsche Telekom ADR+..................................................        5,800        123,975
                                                                                                            ------------
                                                                                                              7,419,250
                                                                                                            ------------
                    MATERIALS -- 1.4%
                    Chemicals -- 1.4%
                    duPont (E.I.) de Nemours & Co. ........................................        2,000        188,500
                    Monsanto Co. ..........................................................       20,000        795,000
                                                                                                            ------------
                                                                                                                983,500
                                                                                                            ------------
                    UTILITIES -- 1.0%
                    Gas & Pipeline Utilities -- 1.0%
                    Consolidated Natural Gas Co. ..........................................        5,300        302,763
                    Transocean Offshore, Inc. .............................................        6,250        376,562
                                                                                                            ------------
                                                                                                                679,325
                                                                                                            ------------
                    TOTAL COMMON STOCK (cost $34,817,817)..................................                  40,125,346
                                                                                                            ------------

                                                                                              PRINCIPAL
                                            BONDS & NOTES -- 35.6%                              AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    FINANCE -- 4.9%
                    Financial Services -- 4.9%
                    Airplane Pass Through Trust 10.88% 2019................................   $  100,000        111,500
                    Astra Overseas Finance BV 8.75% 2003*..................................      115,000        116,725
                    CS First Boston Mortgage Securities Corp., 7.18% 2027..................      300,000        302,250
                    DLJ Mortgage Acceptance Corp. 7.58% 2028*..............................      100,000        105,078
                    Fleetwood Credit Grantor Trust 6.90% 2012..............................       96,278         98,016
                    GE Capital Mortgage Services, Inc. 7.25% 2026(1).......................      298,675        295,259
                    Merrill Lynch Mortgage Investors, Inc. 7.15% 2025......................      250,000        252,695
                    Merrill Lynch Mortgage Investors, Inc. 7.42% 2026......................      100,000        103,086
                    Nationslink Funding Corp., 7.69% 2005..................................      250,000        262,148
                    Residential Asset Securitization Trust 8.00% 2026(1)...................      293,755        302,146
                    Residential Funding Mortgage Securities 6.75% 2011(1)..................      292,370        284,695
                    Residential Funding Mortgage Securities 7.10% 2026.....................      200,000        195,625

---------------------

                                                                                              PRINCIPAL
                                           BONDS & NOTES (continued)                            AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Financial Services (continued)
                    Residential Funding Mortgage Securities 7.25% 2026.....................   $  298,105    $   295,310
                    Resolution Trust Corp. 6.80% 2027......................................      192,469        189,852
                    Structured Asset Securities Corp. 6.53% 2028...........................      100,000         99,016
                    Structured Asset Securities Corp. 7.00% 2026(1)........................      300,000        299,438
                    Structured Asset Securities Corp. 7.38% 2024...........................      140,000        141,028
                                                                                                            ------------
                                                                                                              3,453,867
                                                                                                            ------------
                    INFORMATION TECHNOLOGY -- 0.3%
                    Electronics -- 0.3%
                    ADT Operations, Inc. zero coupon 2010..................................      400,000        236,500
                                                                                                            ------------
                    MATERIALS -- 0.1%
                    Forest Products -- 0.1%
                    Buckeye Cellulose Corp. 9.25% 2008.....................................      100,000        103,000
                                                                                                            ------------
                    MUNICIPAL BONDS -- 1.3%
                    Municipal Bonds -- 1.3%
                    Dade County Florida Educational Facilities Authority Revenue 5.75%
                      2020.................................................................       40,000         40,884
                    Kern County California Pension Obligation 7.26% 2014...................       50,000         51,506
                    Long Beach California Pension Obligation 6.87% 2006....................       30,000         30,378
                    Miami Beach Florida Special Obligation 8.60% 2021......................      100,000        110,035
                    Newport News 7.05% 2025................................................      250,000        244,298
                    Orange County California Pension Obligation 7.62% 2008.................      160,000        169,811
                    San Bernardino County California Financing Authority 6.87% 2008........       15,000         15,251
                    San Bernardino County California Financing Authority 6.94% 2009........       35,000         35,616
                    University Miami Florida Exchange Revenue 7.65% 2020...................      145,000        146,950
                    Ventura County California Pension Obligation 6.54% 2005................       30,000         29,601
                                                                                                            ------------
                                                                                                                874,330
                                                                                                            ------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 1.3%
                    Foreign Government -- 1.3%
                    Federative Republic of Brazil 5.00% 2024(2)............................      150,000         95,437
                    Federative Republic of Brazil 6.50% 2024(2)............................      150,000        114,000
                    Republic of Argentina 5.25% 2023(2)....................................      250,000        157,500
                    Republic of Argentina 6.38% 2023(2)....................................      200,000        151,750
                    Republic of Colombia 9.00% 1997........................................      300,000        303,000
                    United Mexican States 7.56% 2001*......................................      100,000        100,163
                                                                                                            ------------
                                                                                                                921,850
                                                                                                            ------------
                    REAL ESTATE -- 0.4%
                    Real Estate Companies -- 0.4%
                    Green Tree Financial Corp. 7.40% 2026..................................      125,000        128,398
                    Green Tree Financial Corp. 7.60% 2027..................................      125,000        127,217
                                                                                                            ------------
                                                                                                                255,615
                                                                                                            ------------
                    U.S. GOVERNMENT & AGENCIES -- 27.3%
                    U.S. Government & Agencies -- 27.3%
                    Government National Mortgage Association 6.50% 2023....................      271,860        265,914
                    Government National Mortgage Association 6.50% 2026....................      336,804        327,434
                    United States Treasury Bonds 6.00% 2026................................      335,000        315,895
                    United States Treasury Bonds 7.63% 2025................................      150,000        172,429
                    United States Treasury Notes 5.75% 2000................................      350,000        349,563
                    United States Treasury Notes 5.88% 2001................................    5,800,000      5,809,976
                    United States Treasury Notes 6.50% 2005................................    1,450,000      1,493,949
                    United States Treasury Notes 6.50% 2006................................    6,695,000      6,914,663
                    United States Treasury Notes 6.75% 2000................................    1,200,000      1,236,564
                    United States Treasury Notes 6.88% 2000................................      450,000        465,327

                                                           ---------------------

                                                                                              PRINCIPAL
                                           BONDS & NOTES (continued)                            AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT & AGENCIES (continued)
                    United States Treasury Notes 7.13% 2000................................   $  150,000    $   156,093
                    United States Treasury Notes 7.50% 2005................................      850,000        930,087
                    United States Treasury Notes 7.88% 2004................................      600,000        669,750
                                                                                                            ------------
                                                                                                             19,107,644
                                                                                                            ------------
                    TOTAL BONDS & NOTES (cost $24,394,080).................................                  24,952,806
                                                                                                            ------------
                    TOTAL INVESTMENT SECURITIES (cost $59,211,897).........................                  65,078,152
                                                                                                            ------------
                                        SHORT-TERM SECURITIES -- 15.0%
                    ----------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 13.2%
                    Abbott Labatories 5.25% due 12/04/96...................................    1,975,000      1,974,136
                    AlliedSignal, Inc. 5.25% due 12/02/96..................................    1,500,000      1,499,781
                    Assets Securitization Cooperative 5.27% due 12/05/96...................      550,000        549,678
                    Ciesco L.P. 5.25% due 12/02/96.........................................      220,000        219,968
                    Donnelley (R.R.) & Sons Co. 5.27% due 12/09/96.........................    1,000,000        998,829
                    General Electric Co. 5.28% due 1/08/97.................................    1,045,000      1,039,176
                    General Reinsurance Corp. 5.27% due 12/24/96...........................    1,000,000        996,633
                    Kimberly-Clark Corp. 5.24% due 12/17/96................................      300,000        299,301
                    McKenna Triangle National Corp. 5.26% due 12/19/96.....................      645,000        643,304
                    Receivables Capital Corp. 5.29% due 12/02/96...........................    1,000,000        999,853
                                                                                                            ------------
                                                                                                              9,220,659
                                                                                                            ------------
                    FEDERAL AGENCY OBLIGATIONS -- 1.5%
                    Federal Home Loan Mortgage Discount Notes 5.70% due 12/02/96...........      135,000        134,979
                    Federal National Mortgage Association 5.23% due 12/20/96...............      920,000        917,460
                                                                                                            ------------
                                                                                                              1,052,439
                                                                                                            ------------
                    U.S. GOVERNMENT -- 0.3%
                    United States Treasury Bills 4.86% due 2/06/97.........................      210,000        207,975
                                                                                                            ------------
                    TOTAL SHORT-TERM SECURITIES (cost $10,481,199).........................                  10,481,073
                                                                                                            ------------
                    TOTAL INVESTMENTS --
                      (cost $69,693,096)                                107.9%                               75,559,225
                    Liabilities in excess of other assets --                (7.9)                            (5,538,667)
                                                                                    -------                 ------------
                    NET ASSETS --                                   100.0%                                  $70,020,558
                                                                                                            ============
                                                                                    -------
                                                                                    -------

              -----------------------------

              +   Non-income producing securities

              *   Resale restricted to qualified institutional buyers

              (1) Fair valued security; see Note 2

              (2) Variable rate securities; rate as of November 30, 1996

              ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    ASSET ALLOCATION PORTFOLIO         INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996

                                            COMMON STOCK -- 58.3%                             SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 10.6%
                    Apparel & Textiles -- 1.5%
                    Fruit Of The Loom, Inc.+.............................................       132,600    $  4,723,875

                    Automotive -- 3.7%
                    Auto Desk, Inc. .....................................................        63,700       1,783,600
                    Ford Motor Co. ......................................................       135,200       4,427,800
                    Goodyear Tire & Rubber Co. ..........................................       114,300       5,543,550

                    Housing -- 1.9%
                    Centex Corp. ........................................................        67,600       2,433,600
                    Lennar Corp. ........................................................       132,200       3,437,200

                    Retail -- 3.5%
                    Fleming Cos., Inc. ..................................................       238,000       3,897,250
                    Penney (J.C.) Co., Inc. .............................................        71,600       3,848,500
                    Sears, Roebuck & Co. ................................................        69,100       3,437,725
                                                                                                           ------------
                                                                                                             33,533,100
                                                                                                           ------------
                    CONSUMER STAPLES -- 6.3%
                    Food, Beverage & Tobacco -- 4.0%
                    Chiquita Brands International, Inc. .................................       196,900       2,608,925
                    Philip Morris Cos., Inc. ............................................        53,900       5,558,437
                    RJR Nabisco Holdings Corp. ..........................................        64,240       2,055,680
                    Supervalu, Inc. .....................................................        78,200       2,316,675

                    Household Products -- 2.3%
                    Sunbeam Corp. .......................................................       134,200       3,707,275
                    Unilever NV..........................................................        20,300       3,514,438
                                                                                                           ------------
                                                                                                             19,761,430
                                                                                                           ------------
                    ENERGY -- 6.2%
                    Energy Services -- 4.5%
                    Ashland, Inc. .......................................................        62,100       2,980,800
                    CMS Energy Corp. ....................................................        43,500       1,413,750
                    Texaco, Inc. ........................................................        47,600       4,718,350
                    Tosco Corp. .........................................................        67,800       5,161,275

                    Energy Sources -- 1.7%
                    Atlantic Richfield Co. ..............................................        39,000       5,425,875
                                                                                                           ------------
                                                                                                             19,700,050
                                                                                                           ------------
                    FINANCE -- 12.6%
                    Banks -- 4.4%
                    BankAmerica Corp. ...................................................        48,500       4,995,500
                    Chase Manhattan Corp. ...............................................        22,200       2,097,900
                    NationsBank Corp. ...................................................        42,900       4,445,512
                    Republic New York Corp. .............................................        27,000       2,382,750

                    Financial Services -- 2.3%
                    Dean Witter, Discover & Co. .........................................        80,500       5,504,188
                    Lehman Brothers Holdings, Inc. ......................................        65,000       1,893,125

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Insurance -- 5.9%
                    Aetna, Inc. .........................................................        82,100    $  5,921,462
                    CIGNA Corp. .........................................................        33,800       4,778,475
                    Integon Corp. .......................................................        15,100         290,675
                    Lincoln National Corp. ..............................................        54,100       2,914,638
                    Loews Corp. .........................................................        21,800       2,021,950
                    Partner Residential Holding Corp. ...................................        81,000       2,632,500
                                                                                                           ------------
                                                                                                             39,878,675
                                                                                                           ------------
                    HEALTHCARE -- 2.6%
                    Health Services -- 1.2%
                    Tenet Healthcare Corp.+..............................................       166,300       3,720,963

                    Medical Products -- 1.4%
                    Baxter International, Inc. ..........................................       109,000       4,632,500
                                                                                                           ------------
                                                                                                              8,353,463
                                                                                                           ------------
                    INDUSTRIAL & COMMERCIAL -- 6.5%
                    Aerospace & Military Technology -- 3.5%
                    Lear Corp.+..........................................................        73,600       2,640,400
                    McDonnell Douglas Corp. .............................................       122,600       6,482,475
                    Northrop Grumman Corp. ..............................................        23,400       1,945,125

                    Transportation -- 3.0%
                    AMR Corp.+...........................................................        32,900       3,002,125
                    Canadian Pacific Ltd. ...............................................       139,500       3,836,250
                    Consolidated Freightways, Inc. ......................................       116,100       2,800,912
                                                                                                           ------------
                                                                                                             20,707,287
                                                                                                           ------------
                    INFORMATION & ENTERTAINMENT -- 3.1%
                    Leisure & Tourism -- 3.1%
                    Brunswick Corp. .....................................................       166,200       4,238,100
                    Continental Airlines, Inc. ..........................................       194,400       5,516,100
                                                                                                           ------------
                                                                                                              9,754,200
                                                                                                           ------------
                    INFORMATION TECHNOLOGY -- 2.3%
                    Electronics -- 2.3%
                    Avnet, Inc. .........................................................        91,600       5,358,600
                    Teradyne, Inc.+......................................................        80,600       1,904,175
                                                                                                           ------------
                                                                                                              7,262,775
                                                                                                           ------------
                    MATERIALS -- 6.4%
                    Chemicals -- 0.9%
                    Geon Co. ............................................................       142,100       2,682,137

                    Forest Products -- 4.4%
                    Georgia-Pacific Corp. ...............................................        59,200       4,306,800
                    Owens Illinois, Inc.+................................................       271,300       5,019,050
                    Stone Container Corp. ...............................................       198,400       3,050,400
                    Universal Corp. .....................................................        52,400       1,506,500

                    Metals & Minerals -- 1.1%
                    AK Steel Holding Corp. ..............................................        92,600       3,530,375
                                                                                                           ------------
                                                                                                             20,095,262
                                                                                                           ------------

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    UTILITIES -- 1.7%
                    Electric Utilities -- 1.7%
                    Long Island Lighting Co. ............................................       212,700    $  4,227,413
                    Unicom Corp. ........................................................        43,600       1,160,850
                                                                                                           ------------
                                                                                                              5,388,263
                                                                                                           ------------
                    TOTAL COMMON STOCK (cost $150,722,326)...............................                   184,434,505
                                                                                                           ------------

                                           PREFERRED STOCK -- 0.1%
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- 0.1%
                    Broadcasting & Media -- 0.1%
                    Time Warner, Inc. Series M 10.25% (cost $252,516)....................           251         272,492
                                                                                                           ------------

                                                                                             PRINCIPAL
                                           BONDS & NOTES -- 35.1%                             AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 0.2%
                    Housing -- 0.2%
                    Empresas Ica Sociedad 9.75% 1998.....................................   $   310,000         314,030
                    United States Home Corp. 7.95% 2001..................................       405,000         409,050
                                                                                                           ------------
                                                                                                                723,080
                                                                                                           ------------
                    CONSUMER STAPLES -- 0.7%
                    Food, Beverage & Tobacco -- 0.6%
                    Ceval Alimentos 11.13% 2004*.........................................       300,000         303,188
                    Instituto Fomento Industrial 8.38% 2001*.............................       400,000         414,750
                    RJR Nabisco, Inc. 8.00% 2001.........................................       280,000         284,418
                    RJR Nabisco, Inc. 8.63% 2002.........................................       750,000         775,695

                    Household Products -- 0.1%
                    American Standard, Inc. 11.38% 2004..................................       390,000         422,175
                                                                                                           ------------
                                                                                                              2,200,226
                                                                                                           ------------
                    ENERGY -- 0.9%
                    Energy Services -- 0.8%
                    Arkla, Inc. 8.88% 1999...............................................       675,000         715,595
                    Arkla, Inc. 9.20% 1997...............................................       250,000         257,322
                    Oryx Energy Co. 9.50% 1999...........................................       800,000         851,936
                    Tosco Corp. 7.00% 2000...............................................       550,000         561,110
                    YPF Sociedad Anonima 7.50% 2002(1)...................................        96,511          98,287

                    Energy Sources -- 0.1%
                    Empresa Col de Petroleos 7.25% 1998..................................       240,000         242,400
                                                                                                           ------------
                                                                                                              2,726,650
                                                                                                           ------------
                    FINANCE -- 9.7%
                    Banks -- 1.2%
                    Auburn Hills Trust 12.00% 2020.......................................       325,000         502,781
                    Banco Nacional de Comercio Exterior SNC 8.63% 2000*..................       210,000         218,137
                    BankAmerica Corp. 9.75% 2000.........................................       400,000         445,404
                    Continental Bank NA 11.25% 2001......................................       300,000         323,142
                    Continental Bank NA 12.50% 2001......................................       450,000         553,990
                    Corporacion Andina de Fomento 7.25% 1998.............................        20,000          20,258
                    Security Pacific Corp. 11.50% 2000...................................       600,000         708,702
                    Signet Banking Corp. 9.63% 1999......................................       775,000         834,388

                    Financial Services -- 8.5%
                    Airplanes Pass Through Trust 8.15% 2019(1)...........................       195,000         206,944
                    APP International Finance Co BV 10.25% 2000..........................       520,000         534,650

                                                           ---------------------

                                                                                             PRINCIPAL
                                          BONDS & NOTES (continued)                           AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Financial Services (continued)
                    Autoflow 1996 A Grantor Trust 7.48% 2002*(1).........................   $ 2,263,987    $  2,300,069
                    Bear Stearns Mortgage Securities, Inc. 6.75% 2008....................     1,000,959         985,163
                    Case Equipment Loan Trust 7.30% 2002.................................       445,709         453,210
                    Chevy Chase Auto Receivables 5.80% 2002..............................       276,286         275,766
                    Countrywide Funding Corp. 8.43% 1999.................................       450,000         476,861
                    Discover Card Master Trust I 5.60% 2005(2)...........................       510,000         512,387
                    Discover Card Master Trust I 5.73% 2004(2)...........................       300,000         302,529
                    Discover Card Master Trust I 5.76% 2013(2)...........................     2,790,000       2,823,982
                    Discover Card Master Trust I 5.93% 2013(2)...........................     2,000,000       2,015,620
                    Fasco Grantor Trust 6.65% 2001(1)....................................     1,623,765       1,634,675
                    Financiera Energetica Nacional SA 9.38% 2006*........................       310,000         332,866
                    Fingerhut Financial Services 6.45% 2002..............................       920,000         931,785
                    Ford Capital BV 9.38% 1998...........................................       225,000         233,273
                    Ford Capital BV 9.50% 2001...........................................       800,000         898,432
                    Ford Credit Auto Loan Master Trust 6.50% 2002........................       550,000         554,637
                    G.E. Captial Mortgage Services, Inc. 6.50% due 3/25/24...............       637,890         559,946
                    General Motors Acceptance Corp. 5.63% 2001...........................       750,000         731,580
                    General Motors Acceptance Corp. 7.63% 1998...........................       585,000         598,010
                    Imexsa Export Trust 10.13% 2003*.....................................       300,000         315,225
                    Nacional Financiera 5.88% 1998.......................................       860,000         843,875
                    Nacional Financiera 8.13% 1998.......................................       210,000         210,788
                    Nacional Financiera 8.46% 1998.......................................       600,000         609,285
                    Nacional Financiera 9.00% 1999.......................................        80,000          81,350
                    Nacional Financiera SNC 8.13% 1998*..................................       250,000         250,938
                    Navistar Financial 6.55% 2001........................................       304,626         306,719
                    NWA Trust 8.26% 2006.................................................       258,495         280,777
                    Olympic Financial Ltd. 13.00% 2000...................................       510,000         561,000
                    Premier Auto Trust 4.90% 1998........................................       141,353         140,646
                    Premier Auto Trust 7.85% 1998........................................     1,040,000       1,045,200
                    Resolution Funding Corp. zero coupon 2021............................     1,580,000         313,093
                    Sears Credit Account Master Trust 6.20% 2006.........................       700,000         701,967
                    Sears Credit Account Master Trust 8.10% 2004.........................       700,000         741,776
                    Standard Credit Card Master Trust 6.25% 1998.........................       260,000         260,650
                    Standard Credit Card Master Trust 8.25% 2003.........................     1,010,000       1,094,588
                    Standard Credit Card Master Trust 8.25% 2007.........................     1,610,000       1,789,113
                                                                                                           ------------
                                                                                                             30,516,177
                                                                                                           ------------
                    HEALTHCARE -- 0.1%
                    Health Services -- 0.1%
                    Tenet Healthcare Corp.+ 9.63% 2002...................................       240,000         264,900
                                                                                                           ------------
                    INDUSTRIAL & COMMERCIAL -- 0.8%
                    Aerospace & Military Technology -- 0.1%
                    Newport News Shipbuilding, Inc. 8.63% 2006*..........................       210,000         214,662
                    Tevecap SA 12.63% 2004*..............................................       200,000         204,060

                    Business Services -- 0.3%
                    Loewen Group International, Inc. 7.75% 2001*.........................       650,000         664,332
                    Multicanal Participacoes SA 12.63% 2004*.............................       200,000         215,000

---------------------

                                                                                             PRINCIPAL
                                          BONDS & NOTES (continued)                           AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL (continued)
                    Multi-Industry -- 0.4%
                    Tenneco, Inc. 10.00% 1998............................................   $ 1,280,000    $  1,360,986
                                                                                                           ------------
                                                                                                              2,659,040
                                                                                                           ------------
                    INFORMATION & ENTERTAINMENT -- 3.1%
                    Broadcasting & Media -- 1.3%
                    CBS 7.75% 1999.......................................................       740,000         748,902
                    Tele-Communications, Inc. 9.65% 2003.................................       375,000         409,500
                    Time Warner, Inc. 7.95% 2000.........................................     2,145,000       2,234,339
                    Time Warner, Inc. 9.63% 2002.........................................       200,000         226,870
                    Viacom International, Inc. 9.13% 1999................................       175,000         179,156
                    Viacom International, Inc. 10.25% 2001...............................       175,000         191,625

                    Cable -- 0.1%
                    Rogers Cablesystems 9.63% 2002.......................................       440,000         460,900

                    Leisure & Tourism -- 1.7%
                    America West Airlines 8.16% 2002.....................................     2,000,000       2,010,000
                    Blockbuster Entertainment Corp. 6.63% 1998...........................       580,000         581,149
                    Continental Airlines Pass Through Trust. 10.22% 2014.................     1,599,671       1,901,821
                    Norwest Airlines Corp. 8.97% 2015....................................       880,000         944,918
                                                                                                           ------------
                                                                                                              9,889,180
                                                                                                           ------------
                    INFORMATION TECHNOLOGY -- 1.5%
                    Communication Equipment -- 1.0%
                    Cablevision Industries Corp. 10.75% 2002.............................     1,760,000       1,927,042
                    TCI Communications, Inc. 6.28% 2003(1)(2)............................     1,205,000       1,197,469
                    TCI Communications, Inc. 6.46% 2000..................................        95,000          94,645

                    Computers & Business Equipment -- 0.3%
                    Comdisco, Inc. 5.75% 2001............................................       500,000         490,395
                    Net Sat Services Ltd. 12.75% 2004*...................................       250,000         261,562

                    Telecommunications -- 0.2%
                    360 Communications Co. 7.13% 2003....................................       725,000         728,436
                                                                                                           ------------
                                                                                                              4,699,549
                                                                                                           ------------
                    MATERIALS -- 0.2%
                    Forest Products -- 0.2%
                    Grupo Industrial Durango SA de CV 12.00% 2001........................       270,000         286,875
                    PT Indah Kiat Pulp & Paper Corp. 8.88% 2000..........................       210,000         208,163
                                                                                                           ------------
                                                                                                                495,038
                                                                                                           ------------
                    MUNICIPAL BONDS -- 0.4%
                    Municipal Bonds -- 0.4%
                    Connecticut State Health And Educational Facilities Authority 5.70%
                      2025...............................................................       450,000         456,457
                    Massachusetts Bay Transportation Authority Massachusetts 5.25%
                      2020...............................................................       305,000         297,378
                    Metropolitan Pier And Exposition Authority Illinois 5.25% 2027.......       450,000         431,510
                                                                                                           ------------
                                                                                                              1,185,345
                                                                                                           ------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 1.3%
                    Foreign Government -- 1.3%
                    Province of Quebec 13.25% 2014.......................................       625,000         758,963
                    Republic of Argentina 8.54% 1998(1)(2)...............................        52,930          53,080
                    Republic of Argentina 8.54% 1998(1)(2)...............................       308,200         309,072
                    Republic of Argentina zero coupon 2000...............................     2,460,000       1,315,608
                    Rio de Janeiro 10.38% 1999...........................................       240,000         246,900

                                                           ---------------------

                                                                                             PRINCIPAL
                                          BONDS & NOTES (continued)                           AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------
                    NON-U.S. GOVERNMENT OBLIGATIONS (continued)
                    Foreign Government (continued)
                    Russian Federation 9.25% 2001*.......................................   $   400,000    $    398,200
                    State of Israel 6.38% 2005...........................................       635,000         620,395
                    United Mexican States 7.56% 1997(2)..................................       370,000         370,610
                    United Mexican States 9.75% 2001.....................................       110,000         113,781
                                                                                                           ------------
                                                                                                              4,186,609
                                                                                                           ------------
                    REAL ESTATE -- 0.3%
                    Real Estate Investment Trusts -- 0.3%
                    Chelsea GCA Realty, Inc. 7.75% 2001..................................       350,000         355,617
                    Tanger Properties Ltd. 8.75% 2001....................................       560,000         567,185
                                                                                                           ------------
                                                                                                                922,802
                                                                                                           ------------
                    U.S. GOVERNMENT & AGENCIES -- 15.4%
                    U.S. Government & Agencies -- 15.4%
                    Federal Home Loan Mortgage Corp. 6.00% 2008..........................     1,000,000         952,191
                    Federal Home Loan Mortgage Corp. 6.00% 2016..........................     1,518,401       1,497,523
                    Federal Home Loan Mortgage Corp. 7.50% 2099..........................     5,000,000       5,065,600
                    Federal Home Loan Mortgage Corp. 8.20% 1998..........................       310,000         311,066
                    Federal National Mortgage Association 3.50% 2019.....................     3,000,000       2,645,610
                    Federal National Mortgage Association 7.00% 2026.....................     6,392,932       6,346,966
                    Federal National Mortgage Association 7.50% TBA......................     2,000,000       2,041,860
                    Federal National Mortgage Association 8.00% TBA......................     1,000,000       1,027,810
                    Federal National Mortgage Association 8.50% 2005.....................     1,640,000       1,749,158
                    Federal National Mortgage Association 8.50% 2006.....................        78,043          81,530
                    Federal National Mortgage Association 8.50% 2008.....................       868,330         904,957
                    Federal National Mortgage Association 8.50% 2026.....................       991,978       1,033,819
                    Federal National Mortgage Association 8.50% TBA......................     1,000,000       1,042,180
                    Federal National Mortgage Association 8.50% TBA......................     3,000,000       3,126,540
                    Government National Mortgage Association 7.00% TBA...................     1,000,000         994,060
                    Government National Mortgage Association 7.50% 2023..................       965,558         983,662
                    Government National Mortgage Association 7.50% TBA...................     4,000,000       4,057,480
                    Government National Mortgage Association 8.00% TBA...................     6,000,000       6,183,720
                    United States Treasury Bonds 7.88% 2021@.............................       280,000         326,724
                    United States Treasury Bonds 8.75% 2017@.............................     4,740,000       5,962,019
                    United States Treasury Bonds 13.75% 2004.............................       200,000         294,156
                    United States Treasury Bonds Strip zero coupon 2017..................        50,000          12,867
                    United States Treasury Bonds Strip zero coupon 2019..................        40,000           8,803
                    United States Treasury Bonds Strip zero coupon 2020@.................     5,410,000       1,152,005
                    United States Treasury Notes 7.88% 2004@.............................       920,000       1,026,950
                                                                                                           ------------
                                                                                                             48,829,256
                                                                                                           ------------
                    UTILITIES -- 0.5%
                    Electric Utilities -- 0.3%
                    Central Maine Power Co. 7.45% 1999...................................       885,000         887,850

                    Gas & Pipeline Utilities -- 0.2%
                    Bridas Corp. 12.50% 1999.............................................       660,000         697,950
                                                                                                           ------------
                                                                                                              1,585,800
                                                                                                           ------------
                    TOTAL BONDS & NOTES (cost $108,605,845)..............................                   110,883,652
                                                                                                           ------------
                    TOTAL INVESTMENT SECURITIES (cost $259,580,687)......................                   295,590,649
                                                                                                           ------------

---------------------

                                                                                             PRINCIPAL
                                        SHORT-TERM SECURITIES -- 3.2%                         AMOUNT           VALUE
                    ----------------------------------------------------------------------------------------------------

                    CORPORATE SHORT-TERM NOTES -- 2.0%
                    Capital One Bank 6.48% due 8/15/97...................................   $ 1,120,000    $  1,122,912
                    Capital One Bank 8.33% due 2/10/97...................................     1,350,000       1,355,589
                    Capital One Bank 8.63% due 1/15/97...................................     1,000,000       1,002,860
                    Comdisco, Inc. 9.75% due 1/15/97.....................................     1,700,000       1,707,242
                    First USA Bank 8.10% due 2/21/97.....................................       400,000         401,880
                    K Mart Corp. 8.70% due 8/01/97.......................................       700,000         698,222
                                                                                                           ------------
                                                                                                              6,288,705
                                                                                                           ------------
                    FOREIGN SHORT-TERM NOTES -- 1.2%
                    APP International Finance Co. BV zero coupon due 4/03/97.............       700,000         680,099
                    Banco de Brazil 9.50% due 8/28/97....................................        80,000          81,300
                    British Aerospace PLC 7.55% due 5/15/97*.............................       150,000         150,897
                    Financiera Energetica Nacional SA 6.63% due 12/13/96.................       600,000         597,300
                    Petroleo Brasileiros SA 8.75% due 12/09/96...........................        50,000          50,008
                    Republic of Argentina zero coupon due 2/14/97........................     1,180,000       1,162,300
                    Telebras 10.38% due 9/09/97..........................................       250,000         255,950
                    Telecom Brasil 10.00% due 6/16/97....................................       250,000         254,075
                    Telecomunicacoes Brasileiras SA 10.00% due 3/31/97...................       260,000         264,713
                    Telecomunicacoes Brasileiras SA 10.00% due 10/22/97..................       380,000         386,887
                                                                                                           ------------
                                                                                                              3,883,529
                                                                                                           ------------
                    TOTAL SHORT-TERM SECURITIES (cost $10,178,052).......................                    10,172,234
                                                                                                           ------------
                                        REPURCHASE AGREEMENT -- 9.9%
                    ----------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT -- 9.9%
                    Agreement with State Street Bank & Trust Co., bearing interest of
                      5.45% dated 11/29/96, to be repurchased 12/02/96 in the amount of
                      $31,400,059 and collateralized by $28,750,000 U.S. Treasury Bonds
                      7.88% due 11/25/04 @ (cost $31,386,000)............................    31,386,000      31,386,000
                                                                                                           ------------
                    TOTAL INVESTMENTS --
                      (cost $301,144,739)                                          106.6%                   337,148,883
                    Liabilities in excess of other assets --                        (6.6)                   (20,760,457)
                                                                                   ------                  ------------
                    NET ASSETS --                                                  100.0%                  $316,388,426
                                                                                   ======                  ============

              -----------------------------

              +   Non-income producing securities

              *   Resale restricted to qualified institutional buyers

              (1) Fair valued security; see Note 2

              (2) Variable rate security; rate as of November 30, 1996

              ADS -- American Depository Shares

              TBA -- Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement date.

                                                           ---------------------

              @ The security or a portion thereof represents collateral for the following open futures contracts:

                    OPEN FUTURES CONTRACTS
                    -----------------------------------------------------------------------------------------------------------

                    NUMBER OF                                    EXPIRATION      VALUE AT       VALUE AS OF        UNREALIZED
                    CONTRACTS            DESCRIPTION                DATE        TRADE DATE   NOVEMBER 30, 1996    APPRECIATION
                    -----------------------------------------------------------------------------------------------------------
                       5 Long   90 Day Euro Dollar...........  December 1996    $1,175,782      $ 1,181,375        $    5,593
                       5 Long   90 Day Euro Dollar...........  March 1997        1,173,657        1,181,875             8,218
                       5 Long   90 Day Euro Dollar...........  June 1997         1,171,657        1,180,875             9,218
                       4 Long   90 Day Euro Dollar...........  September 1997      937,030          943,900             6,870
                       4 Long   90 Day Euro Dollar...........  December 1997       936,030          942,500             6,470
                       4 Long   90 Day Euro Dollar...........  June 1998           935,725          941,100             5,375
                                Standard & Poor's 500
                      16 Long   Index........................  December 1996     5,353,345        6,066,000           712,655
                      10 Long   U.S. 2 Year Note.............  March 1997        2,075,689        2,079,532             3,843
                      10 Long   U.S. 5 Year Note.............  March 1997        1,081,939        1,082,188               249
                     107 Long   U.S. 10 Year Note............  March 1997       11,864,806       11,933,849            69,043
                      50 Long   U.S. Treasury Bond...........  December 1996     5,376,943        5,810,940           433,997
                                                                                                                 --------------
                                Net Unrealized Appreciation...................................................     $1,261,531
                                                                                                                 =============

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    UTILITY PORTFOLIO                  INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996

                                             COMMON STOCK -- 83.2%                               SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY -- 1.1%
                    Automotive -- 1.1%
                    Ford Motor Co. .........................................................        2,100    $   68,775
                                                                                                             ------------

                    CONSUMER STAPLES -- 2.3%
                    Food, Beverage & Tobacco -- 2.3%
                    Philip Morris Cos., Inc. ...............................................        1,400       144,375
                                                                                                             ------------

                    ENERGY -- 0.6%
                    Energy Services -- 0.6%
                    Exxon Corp. ............................................................          400        37,850
                                                                                                             ------------

                    FINANCE -- 1.9%
                    Banks -- 1.3%
                    Mellon Bank Corp. ......................................................        1,100        79,475

                    Financial Services -- 0.6%
                    Merrill Lynch & Co., Inc. ..............................................        1,900        39,663
                                                                                                             ------------

                                                                                                                119,138
                                                                                                             ------------

                    INDUSTRIAL & COMMERCIAL -- 1.0%
                    Business Services -- 1.0%
                    Browning-Ferris Industries, Inc. .......................................        2,200        65,725
                                                                                                             ------------

                    INFORMATION TECHNOLOGY -- 2.0%
                    Telecommunications -- 2.0%
                    Sociedade Tecnica de Equipamentos SA....................................       30,400        93,449
                    Telefonica Delaware Peru SA ADR.........................................        1,700        32,937
                                                                                                             ------------

                                                                                                                126,386
                                                                                                             ------------

                    REAL ESTATE -- 2.9%
                    Real Estate Investment Trusts -- 2.9%
                    Meditrust Corp. ........................................................        4,900       183,138
                                                                                                             ------------

                    UTILITIES -- 71.4%
                    Electric Utilities -- 38.8%
                    CINergy Corp. ..........................................................        2,200        73,700
                    DPL, Inc. ..............................................................        7,300       177,938
                    DQE, Inc. ..............................................................        5,400       159,300
                    Duke Power Co. .........................................................        5,300       245,787
                    FPL Group, Inc.+........................................................        5,700       262,912
                    GPU, Inc. ..............................................................        2,800        94,150
                    Iberdrola SA ...........................................................        6,500        75,015
                    Illinova Corp. .........................................................        6,000       159,000
                    Korea Electric Power Corp. ADR..........................................        1,700        29,963
                    National Power PLC Corp. ...............................................        4,400       140,250
                    NIPSCO Industries, Inc. ................................................        3,600       139,500
                    Pacificorp..............................................................        4,600        96,600
                    Pinnacle West Capital Group.............................................        6,200       192,975
                    Portland General Corp. .................................................        3,200       137,600


                                                           ---------------------

                                            COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    UTILITIES (continued)
                    Electric Utilities (continued)
                    Southern Co. ...........................................................        6,000    $  133,500
                    Teco Energy, Inc. ......................................................        5,300       129,188
                    Telecomunicacoes Brasileras SA ADR......................................        1,000        75,750
                    Texas Utilities Co. ....................................................        3,100       122,450
                    Gas & Pipeline Utilities -- 12.2%
                    American Water Works, Inc. .............................................          600        11,850
                    CMS Energy Corp. .......................................................        5,900       191,750
                    MCN Corp. ..............................................................        5,700       163,875
                    New Jersey Resources Corp. .............................................          200         5,925
                    Pacific Enterprises.....................................................        4,900       150,062
                    PanEnergy Corp. ........................................................        1,500        66,000
                    PECO Energy Co. ........................................................        4,300       109,650
                    Williams Cos., Inc. ....................................................        1,200        67,350

                    Telephone -- 20.4%
                    Ameritech Corp. ........................................................        3,300       194,287
                    AT&T Corp. .............................................................        3,400       133,450
                    BellSouth Corp. ........................................................        5,000       201,875
                    Compania de Telefonos Chile SA ADR......................................          400        38,050
                    GTE Corp. ..............................................................        5,000       224,375
                    MCI Communications Corp. ...............................................        6,700       204,350
                    Pacific Telesis Group...................................................        4,100       151,700
                    SBC Communications, Inc. ...............................................        1,200        63,150
                    Sprint Corp. ...........................................................        1,700        71,188
                                                                                                             -----------
                                                                                                              4,494,465
                                                                                                             -----------
                    TOTAL COMMON STOCK (cost $4,998,417)....................................                  5,239,852
                                                                                                             -----------

                                                          PREFERRED STOCK -- 10.6%
                    ----------------------------------------------------------------------------------------------------
                    ENERGY -- 0.8%
                    Energy Sources -- 0.8%
                    Sun Co., Inc. $1.80.....................................................        2,000        51,250
                                                                                                             -----------
                    FINANCE -- 5.2%
                    Financial Services -- 4.1%
                    International Paper Capital Trust 5.25%.................................          500        24,063
                    Merrill Lynch & Co., Inc. 6.00%.........................................        2,200       143,825
                    Salomon, Inc. 7.63%.....................................................        1,100        32,862
                    Salomon, Inc. 6.25%.....................................................        1,000        60,250
                    Insurance -- 1.1%
                    Aetna, Inc. 6.25%.......................................................          900        66,825
                                                                                                             -----------
                                                                                                                327,825
                                                                                                             -----------
                    INDUSTRIAL & COMMERCIAL -- 0.5%
                    Business Services -- 0.5%
                    Amcor Ltd. 7.25%........................................................          600        30,225
                                                                                                             -----------
                    INFORMATION & ENTERTAINMENT -- 0.5%
                    Broadcasting & Media -- 0.5%
                    Hollinger International, Inc. 9.75%.....................................        3,000        32,625
                                                                                                             -----------
                    INFORMATION TECHNOLOGY -- 1.4%
                    Communication Equipment -- 1.0%
                    AirTouch Communications, Inc. 6.00%.....................................        2,100        60,112

---------------------

                                          PREFERRED STOCK (continued)                            SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY (continued)
                    Computers & Business Equipment -- 0.4%
                    Alco Standard Corp. $5.04...............................................          300    $   28,088
                                                                                                             -----------
                                                                                                                 88,200
                                                                                                             -----------
                    MATERIALS -- 0.8%
                    Metals & Minerals -- 0.8%
                    Coeur D' Alene Mines Corp. 7.00%........................................        2,800        47,950
                                                                                                             -----------
                    UTILITIES -- 1.4%
                    Gas & Pipeline Utilities -- 1.4%
                    Williams Cos., Inc. $3.50...............................................        1,000        88,000
                                                                                                             -----------
                    TOTAL PREFERRED STOCK (cost $635,592)...................................                    666,075
                                                                                                             -----------

                                                                                               PRINCIPAL
                                           CONVERTIBLE BONDS -- 2.9%                             AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    CONSUMER DISCRETIONARY -- 0.3%
                    Retail -- 0.3%
                    Saks Holdings, Inc. 5.50% 2006..........................................   $   20,000        20,250
                                                                                                             -----------
                    HEALTHCARE -- 0.7%
                    Drugs -- 0.7%
                    Alza Corp. 5.00% 2006...................................................       20,000        19,900
                    Tenet Healthcare Corp. 6.00% 2005.......................................       20,000        20,900
                                                                                                             -----------
                                                                                                                 40,800
                                                                                                             -----------
                    INFORMATION TECHNOLOGY -- 0.7%
                    Electronics -- 0.7%
                    Solectron Corp. 6.00% 2006..............................................       40,000        45,300
                                                                                                             -----------
                    UTILITIES -- 1.2%
                    Electric Utilities -- 1.2%
                    Korea Electric Power Corp. 5.00% 2001...................................       30,000        29,400
                    New World Infrastructure Ltd. 5.00% 2001................................       40,000        47,450
                                                                                                             -----------
                                                                                                                 76,850
                                                                                                             -----------
                    TOTAL CONVERTIBLE BONDS (cost $167,427).................................                    183,200
                                                                                                             -----------
                    TOTAL INVESTMENT SECURITIES (cost $5,801,436)...........................                  6,089,127
                                                                                                             -----------
                                                       SHORT-TERM SECURITIES -- 5.3%
                    ----------------------------------------------------------------------------------------------------
                    TIME DEPOSIT -- 5.3%
                    Cayman Island Time Deposit with State Street Bank & Trust Co.
                      2.75% due 12/02/96 (cost $335,000)....................................      335,000       335,000
                                                                                                             -----------
                    TOTAL INVESTMENTS --
                      (cost $6,136,436)                                               102.0%                  6,424,127
                    Liabilities in excess of other assets --                           (2.0)                   (125,480)
                                                                                      ------                 -----------
                    NET ASSETS --                                                     100.0%                 $6,298,647
                                                                                      ======                 ============

              -----------------------------

              + Non-income producing securities

              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH-INCOME PORTFOLIO            INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996

                                            COMMON STOCK -- 93.9%                             SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY -- 4.7%
                    Automotive -- 1.0%
                    Goodyear Tire & Rubber Co. ..........................................        67,400    $  3,268,900

                    Retail -- 3.7%
                    CompUSA, Inc. .......................................................        30,000       1,350,000
                    Federated Department Stores, Inc.+...................................        79,700       2,719,763
                    Kohl's Corp.+........................................................        40,000       1,595,000
                    Kroger Co.+..........................................................        40,000       1,845,000
                    Price/Costco, Inc.+..................................................        94,700       2,201,775
                    Sears, Roebuck & Co. ................................................        45,000       2,238,750
                                                                                                           ------------
                                                                                                             15,219,188
                                                                                                           ------------
                    CONSUMER STAPLES -- 9.8%
                    Food, Beverage & Tobacco -- 4.2%
                    Campbell Soup Co. ...................................................        38,000       3,139,750
                    Philip Morris Cos., Inc. ............................................        66,000       6,806,250
                    RJR Nabisco Holdings Corp. ..........................................        45,000       1,743,750
                    Wrigley, (Wm) Jr. Co. ...............................................        35,000       2,043,125

                    Household Products -- 5.6%
                    Colgate-Palmolive Co. ...............................................        35,000       3,241,875
                    Gillette Co. ........................................................        72,700       5,361,625
                    Procter & Gamble Co. ................................................        55,000       5,981,250
                    Sunbeam Corp. .......................................................        65,000       1,795,625
                    United States Industries, Inc. ......................................        55,200       1,628,400
                                                                                                           ------------
                                                                                                             31,741,650
                                                                                                           ------------
                    ENERGY -- 9.2%
                    Energy Services -- 6.0%
                    Baker Hughes, Inc. ..................................................        44,000       1,611,500
                    Exxon Corp. .........................................................       149,700      14,165,363
                    Schlumberger Ltd. ...................................................        36,000       3,744,000

                    Energy Sources -- 3.2%
                    Apache Corp. ........................................................        55,000       2,000,625
                    BJ Services Co.+.....................................................        38,000       1,814,500
                    Enron Corp. .........................................................       108,000       4,941,000
                    Transocean Offshore, Inc. ...........................................        28,000       1,687,000
                                                                                                           ------------
                                                                                                             29,963,988
                                                                                                           ------------
                    FINANCE -- 17.5%
                    Banks -- 5.2%
                    Chase Manhattan Corp. ...............................................        39,000       3,685,500
                    First Chicago Corp. .................................................        68,052       3,998,055
                    First Union Corp. ...................................................        66,900       5,109,487
                    NationsBank Corp. ...................................................        40,500       4,196,813

                    Financial Services -- 7.4%
                    American Express Co. ................................................        70,000       3,657,500
                    Dean Witter, Discover & Co. .........................................        50,000       3,418,750
                    First Data Corp. ....................................................        58,000       2,312,750
                    Household International, Inc. .......................................        22,000       2,084,500
                    MBNA Corp. ..........................................................        80,000       3,230,000

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Financial Services (continued)
                    Merrill Lynch & Co., Inc. ...........................................        53,000    $  4,253,250
                    Morgan Stanley Group, Inc. ..........................................        34,100       2,050,262
                    Travelers Group, Inc. ...............................................        69,400       3,123,000

                    Insurance -- 4.9%
                    American International Group, Inc. ..................................        42,000       4,830,000
                    General Reinsurance Group............................................        17,900       3,020,625
                    ITT Hartford Group...................................................        28,000       1,914,500
                    NAC Reinsurance Corp. ...............................................        40,000       1,460,000
                    PMI Group, Inc. .....................................................        48,300       2,801,400
                    Travelers Aetna Property Casualty Corp. .............................        55,000       1,897,500
                                                                                                           -------------
                                                                                                             57,043,892
                                                                                                           -------------
                    HEALTHCARE -- 13.4%
                    Drugs -- 6.9%
                    Amgen, Inc.+.........................................................        45,000       2,739,375
                    Biogen, Inc.+........................................................        40,000       1,530,000
                    Merck & Co., Inc. ...................................................       100,900       8,374,700
                    Pfizer, Inc. ........................................................        53,000       4,750,125
                    Schering-Plough Corp. ...............................................        72,500       5,165,625

                    Health Services -- 2.6%
                    Columbia/HCA Healthcare Corp. .......................................       127,050       5,082,000
                    Oxford Health Plans, Inc.+...........................................        33,000       1,914,000
                    Pacificare Health Systems, Inc., Class A+............................        19,000       1,501,000

                    Medical Products -- 3.9%
                    Abbott Laboratories..................................................        88,000       4,906,000
                    Johnson & Johnson Co. ...............................................        94,000       4,993,750
                    Medtronic, Inc. .....................................................        41,000       2,711,125
                                                                                                           -------------
                                                                                                             43,667,700
                                                                                                           -------------
                    INDUSTRIAL & COMMERCIAL -- 12.4%
                    Aerospace & Military Technology -- 3.6%
                    AlliedSignal, Inc. ..................................................        90,000       6,592,500
                    General Dynamics Corp. ..............................................        33,000       2,433,750
                    United Technologies Corp. ...........................................        19,000       2,664,750

                    Business Services -- 0.9%
                    USA Waste Services, Inc.+............................................        50,000       1,612,500
                    Whitman Corp. .......................................................        60,200       1,384,600

                    Electrical Equipment -- 4.3%
                    General Electric Co. ................................................       135,000      14,040,000

                    Machinery -- 1.5%
                    Applied Materials, Inc.+.............................................        45,000       1,715,625
                    Case Corp. ..........................................................        33,000       1,732,500
                    Centocor, Inc.+......................................................        53,200       1,469,650

                    Multi-Industry -- 0.4%
                    Tyco International Ltd. .............................................        22,900       1,253,775

                    Transportation -- 1.7%
                    Burlington Northern Santa Fe.........................................        20,000       1,797,500
                    Canadian Pacific Ltd. ...............................................        60,000       1,650,000
                    Union Pacific Corp. .................................................        33,000       1,922,250
                                                                                                           -------------
                                                                                                             40,269,400
                                                                                                           -------------

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT -- 4.5%
                    Broadcasting & Media -- 2.5%
                    Gannett Co., Inc. ...................................................        20,000    $  1,570,000
                    Lin Television Corp.+................................................        34,000       1,364,250
                    New York Times Co., Class A..........................................        40,000       1,495,000
                    Tele-Communications Liberty Media Group+.............................        64,650       1,616,250
                    Time Warner, Inc. ...................................................        55,000       2,241,250

                    Leisure & Tourism -- 2.0%
                    Brinker International, Inc.+.........................................        80,500       1,489,250
                    Carnival Corp. ......................................................        62,200       1,967,075
                    Disney (Walt) Co. ...................................................        40,000       2,950,000
                                                                                                           -------------
                                                                                                             14,693,075
                                                                                                           -------------
                    INFORMATION TECHNOLOGY -- 14.5%
                    Communication Equipment -- 0.8%
                    AirTouch Communications, Inc.+.......................................       103,000       2,639,375

                    Computers & Business Equipment -- 2.3%
                    3Com Corp.+..........................................................        30,000       2,253,750
                    Compaq Computer Corp.+...............................................        35,400       2,805,450
                    Dell Computer Corp.+.................................................        25,000       2,540,625

                    Electronics -- 6.7%
                    ADT Ltd. ............................................................        70,000       1,435,000
                    Altera Corp.+........................................................        33,000       2,491,500
                    Intel Corp. .........................................................       114,000      14,463,750
                    National Semiconductor Corp.+........................................        75,000       1,837,500
                    Solectron Corp.+.....................................................        28,000       1,638,000

                    Software -- 4.7%
                    Cisco Systems, Inc.+.................................................        60,000       4,072,500
                    Microsoft Corp.+.....................................................        43,000       6,745,625
                    Netscape Communications Corp.+.......................................        30,000       1,676,250
                    Oracle Systems Corp.+................................................        55,000       2,695,000
                                                                                                           -------------
                                                                                                             47,294,325
                                                                                                           -------------
                    MATERIALS -- 3.7%
                    Chemicals -- 2.1%
                    Monsanto Co. ........................................................       120,000       4,770,000
                    Morton International, Inc. ..........................................        54,000       2,180,250

                    Forest Products -- 1.0%
                    Crown, Cork & Seal, Inc. ............................................        32,800       1,738,400
                    Louisiana Pacific Corp. .............................................        60,000       1,357,500

                    Metals & Minerals -- 0.6%
                    Reynolds Metals Co. .................................................        33,000       1,963,500
                                                                                                           -------------
                                                                                                             12,009,650
                                                                                                           -------------
                    REAL ESTATE -- 0.6%
                    Real Estate Investment Trusts -- 0.6%
                    Starwood Lodging Trust...............................................        38,000       1,814,500
                                                                                                           -------------
                    UTILITIES -- 3.6%
                    Electric Utilities -- 2.1%
                    FPL Group, Inc. .....................................................       145,000       6,688,125

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    UTILITIES (continued)
                    Gas & Pipeline Utilities -- 1.5%
                    CINergy Corp. .......................................................       150,000    $  5,025,000
                                                                                                           -------------
                                                                                                             11,713,125
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $238,355,190)......................                   305,430,493
                                                                                                           -------------
                                                                                             PRINCIPAL
                                        SHORT-TERM SECURITIES -- 5.9%                         AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    TIME DEPOSIT -- 5.6%
                    Cayman Island Time Deposit with State Street Bank & Trust Co.
                      4.88% due 12/02/96@................................................   $18,251,000      18,251,000
                                                                                                           -------------
                    U.S. GOVERNMENT -- 0.3%
                    United States Treasury Bills 4.88% due 12/12/96@.....................       265,000         262,899
                    United States Treasury Bills 5.01% due 12/12/96@.....................       240,000         238,098
                    United States Treasury Bills 5.05% due 12/12/96@.....................       550,000         549,190
                                                                                                           -------------
                    TOTAL SHORT-TERM SECURITIES (cost $19,304,389).......................                    19,301,187
                                                                                                           -------------
                    TOTAL INVESTMENTS --
                      (cost $257,659,579)                                           99.8%                   324,731,680
                    Other assets less liabilities --                                 0.2                        731,645
                                                                                   ------                  -------------
                    NET ASSETS --                                                  100.0%                  $325,463,325
                                                                                   ======                  ==============

              -----------------------------

              +  Non-income producing securities

              @ The security or a portion thereof represents collateral for the following open futures contracts:

                    OPEN FUTURES CONTRACTS
-------------------------------------------------------------------------------------------------------------------------------
                    NUMBER OF                                       EXPIRATION     VALUE AT       VALUE AS OF       UNREALIZED
                    CONTRACTS             DESCRIPTION                  DATE       TRADE DATE   NOVEMBER 30, 1996   APPRECIATION
-------------------------------------------------------------------------------------------------------------------------------
                     45 Long    Standard & Poor's 500 Index.....  December 1996   $16,098,244     $17,060,625        $962,381
                                                                                                                   ===========

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FEDERATED VALUE PORTFOLIO          INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996

                                              COMMON STOCK -- 91.1%                              SHARES        VALUE
                    ----------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY -- 7.3%
                    Automotive -- 2.7%
                    Chrysler Corp. ..........................................................      1,100    $    39,050
                    General Motors Corp. ....................................................      2,000        115,250
                    General Motors Corp., Class H............................................      3,400        185,300

                    Retail -- 4.6%
                    Dayton Hudson Corp. .....................................................      4,500        174,937
                    Dillard Department Stores, Inc., Class A ................................      3,700        113,313
                    Sears, Roebuck & Co. ....................................................      2,400        119,400
                    Wal-Mart Stores, Inc. ...................................................      6,300        160,650
                                                                                                            -------------
                                                                                                                907,900
                                                                                                            -------------
                    CONSUMER STAPLES -- 11.5%
                    Food, Beverage & Tobacco -- 5.3%
                    CPC International, Inc. .................................................      2,400        199,800
                    Heinz (H.J.) Co. ........................................................      3,900        147,713
                    IBP, Inc. ...............................................................      5,500        136,125
                    Philip Morris Cos., Inc. ................................................      1,700        175,312

                    Household Products -- 6.2%
                    Avon Products, Inc. .....................................................      2,000        111,500
                    Kimberly-Clark Corp. ....................................................      2,000        195,500
                    Rubbermaid, Inc. ........................................................      7,500        180,000
                    Unilever NV ADR..........................................................      1,700        294,312
                                                                                                            -------------
                                                                                                              1,440,262
                                                                                                            -------------
                    ENERGY -- 10.0%
                    Energy Services -- 7.4%
                    Chevron Corp. ...........................................................      1,400         93,800
                    Exxon Corp. .............................................................      1,200        113,550
                    Mobil Corp. .............................................................      2,000        242,000
                    Royal Dutch Petroleum Co. ADR............................................        600        101,925
                    Texaco, Inc. ............................................................      1,100        109,037
                    Union Pacific Resources Group, Inc. .....................................      5,200        155,350
                    Occidental Petroleum Corp. ..............................................      4,500        108,000

                    Energy Sources -- 2.6%
                    Columbia Gas Systems, Inc. ..............................................      2,500        161,563
                    Enron Corp. .............................................................      3,500        160,125
                                                                                                            -------------
                                                                                                              1,245,350
                                                                                                            -------------
                    FINANCE -- 14.4%
                    Banks -- 3.5%
                    Chase Manhattan Corp. ...................................................      1,300        122,850
                    Citicorp.................................................................      1,000        109,250
                    National City Corp. .....................................................      2,000         92,750
                    Republic New York Corp. .................................................      1,300        114,725

---------------------

                                            COMMON STOCK (continued)                             SHARES        VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Financial Services -- 5.4%
                    Dean Witter, Discover & Co. .............................................      1,300    $    88,888
                    Federal Home Loan Mortgage Corp. ........................................        900        102,825
                    Federal National Mortgage Association....................................      5,200        214,500
                    H&R Block, Inc. .........................................................      5,500        160,875
                    Travelers Group, Inc. ...................................................      2,267        102,000

                    Insurance -- 5.5%
                    Aflac, Inc. .............................................................      4,000        167,000
                    Allstate Corp. ..........................................................      2,200        132,550
                    CIGNA Corp. .............................................................        800        113,100
                    Loews Corp. .............................................................        900         83,475
                    Marsh & McLennan Cos. ...................................................      1,700        192,737
                                                                                                            ------------
                                                                                                              1,797,525
                                                                                                            ------------
                    HEALTHCARE -- 11.3%
                    Drugs -- 3.9%
                    American Home Products Corp. ............................................      2,400        154,200
                    Bristol-Myers Squibb Co. ................................................      2,000        227,500
                    Merck & Co., Inc. .......................................................      1,200         99,600

                    Health Services -- 2.3%
                    Columbia/HCA Healthcare Corp. ...........................................      3,600        144,000
                    Healthsource, Inc.+......................................................      5,200         58,500
                    United Healthcare Corp. .................................................      2,000         86,250

                    Medical Products -- 5.1%
                    Abbott Laboratories......................................................      3,500        195,125
                    Bausch & Lomb, Inc. .....................................................      2,600         96,525
                    Becton Dickinson & Co. ..................................................      2,600        109,200
                    Biomet, Inc.+............................................................      6,500        107,250
                    Tambrands, Inc. .........................................................      3,000        128,250
                                                                                                            ------------
                                                                                                              1,406,400
                                                                                                            ------------
                    INDUSTRIAL & COMMERCIAL -- 8.9%
                    Aerospace & Military Technology -- 2.3%
                    Lockheed Martin Corp. ...................................................        739         66,972
                    Textron, Inc. ...........................................................      2,100        200,287
                    Martin Marietta Materials, Inc. .........................................        759         17,837

                    Business Services -- 1.7%
                    Browning-Ferris Industries, Inc. ........................................      7,900        212,312

                    Electrical Equipment -- 1.0%
                    General Electric Co. ....................................................      1,200        124,800

                    Machinery -- 1.2%
                    Ingersoll-Rand Co. ......................................................      3,200        148,800

                    Multi-Industry -- 1.0%
                    Rockwell International Corp. ............................................      2,000        128,500

                    Transportation -- 1.7%
                    AMR Corp.+...............................................................      1,300        118,625
                    Union Pacific Corp. .....................................................      1,500         87,375
                                                                                                            ------------
                                                                                                              1,105,508
                                                                                                            ------------
                    INFORMATION & ENTERTAINMENT -- 1.2%
                    Broadcasting & Media -- 0.7%
                    Gannett Co., Inc. .......................................................      1,100         86,350

                    Entertainment Products -- 0.2%
                    Mattel, Inc. ............................................................        700         21,613

                                                           ---------------------

                                            COMMON STOCK (continued)                             SHARES        VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION & ENTERTAINMENT (continued)
                    Leisure & Tourism -- 0.3%
                    Disney (Walt) Co. .......................................................        600    $    44,250
                                                                                                            ------------
                                                                                                                152,213
                                                                                                            ------------
                    INFORMATION TECHNOLOGY -- 8.7%
                    Computers & Business Equipment -- 3.6%
                    Automatic Data Processing, Inc. .........................................      1,400         60,025
                    Electronic Data Systems Corp. ...........................................      3,800        183,825
                    Hewlett-Packard Co. .....................................................      1,900        102,363
                    International Business Machines Corp. ...................................        600         95,625

                    Electronics -- 2.5%
                    Intel Corp. .............................................................      1,400        177,625
                    Solectron Corp. .........................................................      2,300        134,550

                    Software -- 1.7%
                    Computer Associates International, Inc. .................................      1,700        111,775
                    Oracle Systems Corp.+....................................................      2,000         98,000

                    Telecommunications -- 0.9%
                    Lucent Technologies, Inc. ...............................................      2,300        117,875
                                                                                                            ------------
                                                                                                              1,081,663
                                                                                                            ------------
                    MATERIALS -- 6.7%
                    Chemicals -- 5.2%
                    Betzdearborn, Inc. ......................................................      1,600         92,600
                    Eastman Kodak Co. .......................................................        900         72,900
                    Monsanto Co. ............................................................      3,200        127,200
                    Morton International, Inc. ..............................................      4,800        193,800
                    Sigma-Aldrich Corp. .....................................................        500         31,250
                    Great Lakes Chemical Corp. ..............................................      2,300        123,337

                    Forest Products -- 1.5%
                    Consolidated Papers, Inc. ...............................................      2,100        104,213
                    International Paper Co. .................................................      2,000         85,000
                                                                                                            ------------
                                                                                                                830,300
                                                                                                            ------------
                    UTILITIES -- 11.1%
                    Electric Utilities -- 1.6%
                    FPL Group, Inc. .........................................................      2,100         96,863
                    Southern Co. ............................................................      4,500        100,125

                    Gas & Pipeline Utilities -- 3.3%
                    Pacific Gas & Electric Co. ..............................................      7,900        190,587
                    Unocal Corp. ............................................................      2,400         97,800
                    USX Marathon Group.......................................................      5,500        125,813

                    Telephone -- 6.2%
                    AT&T Corp. ..............................................................      2,500         98,125
                    GTE Corp. ...............................................................      3,500        157,062
                    MCI Communications Corp. ................................................      9,100        277,550
                    Pacific Telesis Group....................................................      6,500        240,500
                                                                                                            ------------
                                                                                                              1,384,425
                                                                                                            ------------
                    TOTAL INVESTMENT SECURITIES (cost $10,155,437)...........................                11,351,546
                                                                                                            ------------

---------------------

                                                                                                PRINCIPAL
                                          SHORT-TERM SECURITIES -- 7.7%                          AMOUNT        VALUE
                    ----------------------------------------------------------------------------------------------------

                    TIME DEPOSIT -- 7.7%
                    Cayman Island Time Deposit with State Street Bank & Trust Co.
                      2.75% due 12/02/96 (cost $964,000).....................................   $964,000    $   964,000
                                                                                                            ------------
                    TOTAL INVESTMENTS --
                      (cost $11,119,437)                                               98.8%                 12,315,546
                    Other assets less liabilities --                                    1.2                     143,982
                                                                                       ------               ------------
                    NET ASSETS --                                                     100.0%                $12,459,528
                                                                                      ======                =============

              -----------------------------

              + Non-income producing securities

              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    VENTURE VALUE PORTFOLIO            INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996

                                            COMMON STOCK -- 90.9%                             SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY -- 3.4%
                    Automotive -- 1.7%
                    General Motors Corp. ................................................       149,200    $  8,597,650

                    Housing -- 0.2%
                    Masco Corp. .........................................................        25,100         916,150

                    Retail -- 1.5%
                    Federated Department Stores, Inc.+...................................       126,800       4,327,050
                    Harcourt General, Inc. ..............................................        61,500       3,359,437
                                                                                                           ------------
                                                                                                             17,200,287
                                                                                                           ------------
                    CONSUMER STAPLES -- 8.1%
                    Food, Beverage & Tobacco -- 7.7%
                    American Brands, Inc. ...............................................         4,200         200,550
                    Archer-Daniels-Midland Co. ..........................................       240,905       5,299,910
                    Coca-Cola Co. .......................................................       105,600       5,398,800
                    Guinness PLC.........................................................       313,000       2,341,712
                    McDonald's Corp. ....................................................       196,200       9,172,350
                    Nestle SA ADR........................................................        60,300       3,275,846
                    Philip Morris Cos., Inc. ............................................       110,700      11,415,937
                    Tyson Foods, Inc., Class A ..........................................        74,400       2,436,600

                    Household Products -- 0.4%
                    Kimberly-Clark Corp. ................................................        20,900       2,042,975
                    Maytag Corp. ........................................................         4,200          80,325
                                                                                                           ------------
                                                                                                             41,665,005
                                                                                                           ------------
                    ENERGY -- 8.5%
                    Energy Services -- 6.8%
                    Amerada Hess Corp. ..................................................         1,800         105,975
                    Amoco Corp. .........................................................         1,400         108,675
                    Burlington Resources, Inc. ..........................................       228,400      12,105,200
                    Chevron Corp. .......................................................         7,600         509,200
                    Cooper Cameron, Corp.+...............................................        11,000         723,250
                    Energy Ventures, Inc.+...............................................        76,800       3,772,800
                    Exxon Corp. .........................................................        11,800       1,116,575
                    Halliburton Co. .....................................................       157,200       9,471,300
                    Mobil Corp. .........................................................         1,100         133,100
                    Schlumberger Ltd. ...................................................        64,400       6,697,600
                    Sonat, Inc. .........................................................         2,200         113,850

                    Energy Sources -- 1.7%
                    Atlantic Richfield Co. ..............................................         2,400         333,900
                    Edison International.................................................           700          13,913
                    Noble Affiliates, Inc. ..............................................       135,057       6,364,562
                    Union Pacific Resources Group, Inc. .................................        75,721       2,262,165
                                                                                                           ------------
                                                                                                             43,832,065
                                                                                                           ------------
                    FINANCE -- 40.7%
                    Banks -- 9.4%
                    Banc One Corp. ......................................................       118,980       5,666,422
                    BankAmerica Corp. ...................................................        86,300       8,888,900
                    First Bank Systems, Inc. ............................................       127,100       9,262,412

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Banks (continued)
                    First Union Corp. ...................................................         2,000    $    152,750
                    Golden West Financial Corp. .........................................        70,600       4,765,500
                    State Street Boston Corp. ...........................................       114,000       7,709,250
                    Wells Fargo & Co. ...................................................        41,800      11,897,325

                    Financial Services -- 16.7%
                    American Express Co. ................................................       308,900      16,140,025
                    Barnett Banks, Inc. .................................................        89,500       3,938,000
                    Citicorp. ...........................................................       113,075      12,353,444
                    Dean Witter, Discover & Co. .........................................       121,000       8,273,375
                    Donaldson Lufkin & Jenrette, Inc. ...................................       116,500       4,150,313
                    Federal Home Loan Mortgage Corp. ....................................        82,100       9,379,925
                    Morgan (J.P.) & Co., Inc. ...........................................        79,100       7,465,063
                    Morgan Stanley Group, Inc. ..........................................       176,300      10,600,037
                    Travelers Group, Inc. ...............................................       313,533      14,109,000

                    Insurance -- 13.8%
                    20th Century Industries+.............................................       141,700       2,125,500
                    Allstate Corp. ......................................................       198,395      11,953,299
                    American International Group, Inc. ..................................        40,200       4,623,000
                    Berkley (W.R.) Corp. ................................................       129,300       6,788,250
                    Chubb Corp. .........................................................       175,300       9,510,025
                    Equitable Cos., Inc. ................................................       331,700       8,209,575
                    General Reinsurance Corp.............................................        71,600      12,082,500
                    NAC Reinsurance Corp. ...............................................        34,400       1,255,600
                    Progressive Corp., Ohio..............................................        74,600       5,203,350
                    Transatlantic Holdings, Inc. ........................................        86,100       6,855,712
                    UNUM Corp. ..........................................................        39,200       2,788,100

                    Investment Companies -- 0.8%
                    Morgan Stanley Asia-Pacific Fund.....................................       375,367       3,988,274
                                                                                                           -------------
                                                                                                            210,134,926
                                                                                                           -------------
                    HEALTHCARE -- 3.1%
                    Drugs -- 2.5%
                    Bristol-Myers Squibb Co. ............................................           900         102,375
                    Lilly (Eli) & Co. ...................................................        43,900       3,358,350
                    Merck & Co., Inc. ...................................................        15,300       1,269,900
                    Pfizer, Inc. ........................................................        89,500       8,021,437

                    Medical Products -- 0.6%
                    American Home Products Corp. ........................................         2,200         141,350
                    Johnson & Johnson Co. ...............................................        54,100       2,874,063
                                                                                                           -------------
                                                                                                             15,767,475
                                                                                                           -------------
                    INDUSTRIAL & COMMERCIAL -- 7.2%
                    Aerospace & Military Technology -- 2.5%
                    Boeing Co. ..........................................................        83,600       8,307,750
                    General Motors Corp., Class H........................................        84,900       4,627,050

                    Business Services -- 0.0%
                    ACNielsen Corp.+.....................................................           133           2,311
                    Cognizant Corp.+.....................................................           400          13,800
                    Dun & Bradstreet Corp. ..............................................           400           9,050
                    WMX Technologies, Inc. ..............................................         1,400          50,400

                    Electrical Equipment -- 0.1%
                    General Electric Co. ................................................         5,800         603,200

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL (continued)
                    Machinery -- 1.0%
                    Applied Materials, Inc.+.............................................        92,200    $  3,515,125
                    Smith International, Inc.+...........................................        41,200       1,684,050
                    Transportation -- 3.6%
                    Burlington Northern Santa Fe.........................................       108,300       9,733,462
                    Illinois Central Corp. ..............................................        58,450       1,979,994
                    Union Pacific Corp. .................................................       117,600       6,850,200
                                                                                                           -------------
                                                                                                             37,376,392
                                                                                                           -------------
                    INFORMATION & ENTERTAINMENT -- 3.7%
                    Broadcasting & Media -- 3.0%
                    Gannett Co., Inc. ...................................................        90,900       7,135,650
                    News Corp., Ltd. ADR.................................................       261,200       4,505,700
                    Tribune Co. .........................................................        43,100       3,728,150
                    Washington Post Co., Class B.........................................           100          34,800

                    Leisure & Tourism -- 0.7%
                    Disney (Walt) Co. ...................................................        52,200       3,849,750
                                                                                                           -------------
                                                                                                             19,254,050
                                                                                                           -------------
                    INFORMATION TECHNOLOGY -- 10.3%
                    Communication Equipment -- 0.7%
                    AirTouch Communications, Inc.+.......................................       141,900       3,636,188
                    SBC Communications, Inc. ............................................         1,200          63,150

                    Computers & Business Equipment -- 5.8%
                    Hewlett-Packard Co. .................................................       185,000       9,966,875
                    International Business Machines Corp. ...............................        91,000      14,503,125
                    Komag, Inc.+.........................................................       170,700       5,505,075

                    Electronics -- 3.6%
                    Intel Corp. .........................................................       116,400      14,768,250
                    Novellus Systems, Inc.+..............................................        63,900       3,674,250

                    Telecommunications -- 0.2%
                    Globalstar Telecommunications Ltd.+..................................         9,500         655,500
                    Lucent Technologies, Inc. ...........................................         4,245         217,556
                                                                                                           -------------
                                                                                                             52,989,969
                                                                                                           -------------
                    MATERIALS -- 3.7%
                    Chemicals -- 1.6%
                    Dow Chemical Co. ....................................................           600          50,250
                    Eastman Kodak Co. ...................................................       104,400       8,456,400

                    Forest Products -- 1.0%
                    Fort Howard Corp.+...................................................       123,900       3,500,175
                    International Paper Co. .............................................         1,300          55,250
                    Jefferson Smurfit Corp.+.............................................       104,900       1,416,150
                    Union Camp Corp. ....................................................         2,000          98,250

                    Metals & Minerals -- 1.1%
                    Martin Marietta Materials, Inc. .....................................       235,000       5,522,500
                                                                                                           -------------
                                                                                                             19,098,975
                                                                                                           -------------
                    REAL ESTATE -- 2.1%
                    Real Estate Investment Trusts -- 2.1%
                    Crescent Real Estate Equities........................................        96,100       4,216,387
                    Federal Realty Investment Trust......................................        45,600       1,185,600
                    Kimco Realty Corp. ..................................................         9,650         281,056
                    Mid-Atlantic Realty Trust............................................        27,800         291,900
                    Saul Centers, Inc. ..................................................        28,900         440,725

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    REAL ESTATE (continued)
                    Real Estate Investment Trusts (continued)
                    Simon DeBartolo Group, Inc. .........................................           400    $     10,950
                    United Dominion Realty Trust, Inc. ..................................        50,300         741,925
                    Vornado Realty Trust.................................................        71,800       3,239,975
                    Weingarten Realty Investors..........................................        14,500         567,313
                                                                                                           -------------
                                                                                                             10,975,831
                                                                                                           -------------
                    UTILITIES -- 0.1%
                    Electric Utilities -- 0.0%
                    Carolina Power & Light Co. ..........................................           900          32,962
                    Duke Power Co. ......................................................         1,400          64,925
                    Enova Corp. .........................................................           500          11,188
                    New England Electric Systems.........................................           500          17,125
                    Southern Co. ........................................................         1,600          35,600
                    Wisconsin Energy Corp. ..............................................           800          21,400

                    Telephone -- 0.1%
                    AT&T Corp. ..........................................................        13,900         545,575
                                                                                                           -------------
                                                                                                                728,775
                                                                                                           -------------
                    TOTAL COMMON STOCK (cost $378,127,522)...............................                   469,023,750
                                                                                                           -------------
                    PREFERRED STOCK -- 0.3%
                    ----------------------------------------------------------------------------------------------------
                    FINANCE -- 0.1%
                    Banks -- 0.1%
                    Banc One Corp., Series C.............................................         7,200         654,300
                                                                                                           -------------
                    INFORMATION TECHNOLOGY -- 0.2%
                    Communication Equipment -- 0.2%
                    AirTouch Communications, Inc. Class B convertible 6.00%..............        19,580         560,478
                    AirTouch Communications, Inc. Class C convertible 4.25%..............        12,597         579,462
                                                                                                           -------------
                                                                                                              1,139,940
                                                                                                           -------------
                    TOTAL PREFERRED STOCK (cost $1,570,968)..............................                     1,794,240
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $379,698,490)......................                   470,817,990
                                                                                                           -------------
                                                                                             PRINCIPAL
                                        SHORT-TERM SECURITIES -- 8.8%                         AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    FEDERAL AGENCY OBLIGATIONS -- 8.8%
                    Federal Home Loan Bank Notes 5.20% due 12/05/96......................   $13,040,000      13,032,466
                    Federal Home Loan Mortgage Discount Notes 5.22% due 12/09/96.........    11,200,000      11,187,008
                    Federal Home Loan Mortgage Discount Notes 5.33% due 12/02/96.........     6,565,000       6,564,028
                    Federal National Mortgage Association Discount Notes 5.30% due
                      12/06/96...........................................................    14,890,000      14,879,039
                                                                                                           -------------
                    TOTAL SHORT-TERM SECURITIES (cost $45,662,541).......................                    45,662,541
                                                                                                           -------------
                    TOTAL INVESTMENTS --
                      (cost $425,361,031)                                           100.0%                  516,480,531
                    Liabilities in excess of other assets --                         (0.0)                      (67,160)
                                                                                    ------                 -------------
                    NET ASSETS --                                                   100.0%                 $516,413,371
                                                                                    ======                 =============

              -----------------------------

              + Non-income producing securities

              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    ALLIANCE GROWTH PORTFOLIO  INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996

                                             COMMON STOCK -- 94.6%                              SHARES          VALUE
                    -----------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY -- 6.4%
                    Apparel & Textiles -- 1.4%
                    NIKE, Inc., Class B.....................................................      93,100    $  5,295,063

                    Retail -- 5.0%
                    Dayton Hudson Corp. ....................................................      96,700       3,759,212
                    Home Depot, Inc. .......................................................     235,400      12,270,225
                    Wal-Mart Stores, Inc. ..................................................     118,700       3,026,850
                                                                                                            -------------
                                                                                                              24,351,350
                                                                                                            -------------
                    CONSUMER STAPLES -- 14.5%
                    Food, Beverage & Tobacco -- 13.6%
                    Campbell Soup Co. ......................................................     102,300       8,452,538
                    McDonald's Corp. .......................................................     151,500       7,082,625
                    PepsiCo, Inc. ..........................................................     353,100      10,548,862
                    Philip Morris Cos., Inc. ...............................................     215,800      22,254,375
                    Wrigley, (Wm) Jr. Co. ..................................................      61,400       3,584,225

                    Household Products -- 0.9%
                    Colgate-Palmolive Co. ..................................................      35,400       3,278,925
                                                                                                            -------------
                                                                                                              55,201,550
                                                                                                            -------------
                    FINANCE -- 18.3%
                    Banks -- 4.8%
                    Chase Manhattan Corp. ..................................................      41,194       3,892,833
                    First Chicago Corp. ....................................................      61,600       3,619,000
                    First Union Corp. ......................................................      52,800       4,032,600
                    Norwest Corp. ..........................................................     144,120       6,737,610
                    Wells Fargo & Co. ......................................................           1             285

                    Financial Services -- 12.4%
                    Federal National Mortgage Association...................................     400,300      16,512,375
                    First Data Corp. .......................................................      58,800       2,344,650
                    Household International, Inc. ..........................................      66,200       6,272,450
                    MBNA Corp. .............................................................     297,700      12,019,637
                    Merrill Lynch & Co., Inc. ..............................................      84,300       6,765,075
                    Travelers Group, Inc. ..................................................      69,200       3,114,000

                    Insurance -- 1.1%
                    Allstate Corp. .........................................................      63,400       3,819,850
                    MGIC Investment Corp. ..................................................       6,100         456,738
                                                                                                            -------------
                                                                                                              69,587,103
                                                                                                            -------------
                    HEALTHCARE -- 13.8%
                    Drugs -- 7.9%
                    Amgen, Inc.+............................................................     113,500       6,909,312
                    Merck & Co., Inc. ......................................................     204,900      17,006,700
                    Pfizer, Inc. ...........................................................      68,500       6,139,313

                    Health Services -- 2.1%
                    Columbia/HCA Healthcare Corp. ..........................................     126,250       5,050,000
                    Pacificare Health Systems, Inc., Class A+...............................      19,700       1,556,300
                    Pacificare Health Systems, Inc., Class B+...............................      14,400       1,195,200

---------------------

                                            COMMON STOCK (continued)                            SHARES          VALUE
                    -----------------------------------------------------------------------------------------------------
                    HEALTHCARE (continued)
                    Medical Products -- 3.8%
                    Abbott Laboratories.....................................................     100,200    $  5,586,150
                    Johnson & Johnson Co. ..................................................      64,800       3,442,500
                    Medtronic, Inc. ........................................................      84,300       5,574,337
                                                                                                            -------------
                                                                                                              52,459,812
                                                                                                            -------------
                    INDUSTRIAL & COMMERCIAL -- 6.4%
                    Aerospace & Military Technology -- 2.2%
                    AlliedSignal, Inc. .....................................................      55,100       4,036,075
                    Boeing Co. .............................................................      33,300       3,309,188
                    United Technologies Corp. ..............................................       6,900         967,725

                    Electrical Equipment -- 0.9%
                    Honeywell, Inc. ........................................................      50,200       3,444,975

                    Machinery -- 2.2%
                    Applied Materials, Inc.+................................................     227,900       8,688,687

                    Transportation -- 1.1%
                    Burlington Northern Santa Fe............................................      45,900       4,125,263
                                                                                                            -------------
                                                                                                              24,571,913
                                                                                                            -------------
                    INFORMATION & ENTERTAINMENT -- 7.3%
                    Leisure & Tourism -- 7.3%
                    Disney (Walt) Co. ......................................................     201,512      14,861,510
                    Northwest Airlines Corp., Class A+......................................     186,200       7,517,825
                    UAL Corp. ..............................................................      97,700       5,617,750
                                                                                                            -------------
                                                                                                              27,997,085
                                                                                                            -------------
                    INFORMATION TECHNOLOGY -- 26.3%
                    Communication Equipment -- 0.7%
                    Ascend Communications, Inc.+............................................      38,700       2,752,538

                    Computers & Business Equipment -- 8.4%
                    3Com Corp.+.............................................................      47,400       3,560,925
                    Cascade Communications Co.+.............................................      40,000       2,765,000
                    Compaq Computer Corp.+..................................................     119,300       9,454,525
                    Dell Computer Corp.+....................................................      29,500       2,997,937
                    Electronic Data Systems Corp. ..........................................      77,600       3,753,900
                    Hewlett-Packard Co. ....................................................     176,200       9,492,775

                    Electronics -- 4.7%
                    Altera Corp.+...........................................................      27,000       2,038,500
                    Intel Corp. ............................................................      92,500      11,735,937
                    Motorola, Inc. .........................................................      74,000       4,097,750

                    Software -- 10.6%
                    Cisco Systems, Inc.+....................................................     252,200      17,118,075
                    Microsoft Corp.+........................................................      73,700      11,561,687
                    Netscape Communications Corp.+..........................................      62,700       3,503,363
                    Oracle Systems Corp.+...................................................     169,700       8,315,300

                    Telecommunications -- 1.9%
                    Lucent Technologies, Inc. ..............................................      87,200       4,469,000
                    MFS Communications, Inc.+...............................................      56,000       2,702,000
                                                                                                            -------------
                                                                                                             100,319,212
                                                                                                            -------------
                    MATERIALS -- 0.7%
                    Chemicals -- 0.7%
                    Monsanto Co. ...........................................................      66,400       2,639,400
                                                                                                            -------------

                                                           ---------------------

                                            COMMON STOCK (continued)                            SHARES          VALUE
                    -----------------------------------------------------------------------------------------------------
                    REAL ESTATE -- 0.9%
                    Real Estate Companies -- 0.9%
                    Green Tree Financial Corp. .............................................      86,000    $  3,601,250
                                                                                                            -------------
                    TOTAL COMMON STOCK (cost $309,095,983)..................................                 360,728,675
                                                                                                            -------------
                                               WARRANTS -- 4.8%+
                    -----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY -- 4.8%
                    Electronics -- 4.8%
                    Intel Corp. 3/14/98 (cost $3,321,125)...................................     211,000      18,515,250
                                                                                                            -------------
                    TOTAL INVESTMENT SECURITIES (cost $312,417,108).........................                 379,243,925
                                                                                                            -------------
                                                                                               PRINCIPAL
                                         SHORT-TERM SECURITIES -- 0.3%                          AMOUNT
                    -----------------------------------------------------------------------------------------------------
                    TIME DEPOSIT -- 0.3%
                    Cayman Island Time Deposit with State Street Bank & Trust Co.
                      2.75% due 12/02/96@...................................................   $ 971,000         971,000
                                                                                                            -------------
                    U.S. GOVERNMENT -- 0.0%
                    United States Treasury Bills 5.14% due 12/19/96@........................     160,000         159,589
                                                                                                            -------------
                    TOTAL SHORT-TERM SECURITIES (cost $1,130,589)...........................                   1,130,589
                                                                                                            -------------
                    TOTAL INVESTMENTS --
                      (cost $313,547,697)                                              99.7%                 380,374,514
                    Other assets less liabilities --                                    0.3                      992,159
                                                                                      ------                -------------
                    NET ASSETS --                                                     100.0%                $381,366,673
                                                                                      ======                ==============

              -----------------------------

              +  Non-income producing securities

              @ The security or a portion thereof represents collateral for the following open futures contracts:

                    OPEN FUTURES CONTRACTS
                    -----------------------------------------------------------------------------------------------------------
                                                                                   VALUE AT
                    NUMBER OF                                      EXPIRATION        TRADE        VALUE AS OF       UNREALIZED
                    CONTRACTS             DESCRIPTION                 DATE           DATE      NOVEMBER 30, 1996   APPRECIATION
                    -----------------------------------------------------------------------------------------------------------
                     12 Long    Standard & Poor's 500 Index....  December 1996     $4,152,000     $ 4,549,500        $397,500
                                                                                                                   ===========

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH/PHOENIX INVESTMENT
    COUNSEL PORTFOLIO                  INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996

                                            COMMON STOCK -- 87.7%                              SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY -- 5.9%
                    Apparel & Textiles -- 0.2%
                    Footstar, Inc.+.......................................................       12,955    $    265,578

                    Automotive -- 0.7%
                    General Motors Corp. .................................................       25,000       1,362,500

                    Retail -- 5.0%
                    American Stores Co. ..................................................       75,000       2,990,625
                    CVS Corp. ............................................................       45,000       1,850,625
                    Home Depot, Inc. .....................................................       50,000       2,606,250
                    Price/Costco, Inc.+...................................................       80,000       1,860,000
                                                                                                           ------------
                                                                                                             10,935,578
                                                                                                           ------------
                    CONSUMER STAPLES -- 7.4%
                    Food, Beverage & Tobacco -- 3.2%
                    PepsiCo, Inc. ........................................................       43,900       1,311,512
                    Ralston Purina Co. ...................................................       25,000       1,912,500
                    Seagram Co., Ltd. ....................................................       70,000       2,861,250

                    Household Products -- 4.2%
                    Colgate-Palmolive Co. ................................................       15,000       1,389,375
                    Kimberly-Clark Corp. .................................................       30,000       2,932,500
                    Unilever NV...........................................................       20,000       3,462,500
                                                                                                           ------------
                                                                                                             13,869,637
                                                                                                           ------------
                    ENERGY -- 13.1%
                    Energy Services -- 8.5%
                    BJ Services Co.+......................................................       60,000       2,865,000
                    Burlington Resources, Inc. ...........................................       30,000       1,590,000
                    Diamond Offshore Drilling, Inc.+......................................       45,000       2,868,750
                    Halliburton Co. ......................................................       25,000       1,506,250
                    Nabors Industries, Inc. ..............................................      225,000       4,359,375
                    Schlumberger Ltd. ....................................................       25,000       2,600,000

                    Energy Sources -- 4.6%
                    Burlington Northern Santa Fe..........................................       24,500       2,201,937
                    Elf Aquitaine ADR.....................................................       50,000       2,193,750
                    ENSCO International, Inc.+............................................       30,000       1,316,250
                    Louisiana Land & Exploration Co. .....................................       50,000       2,987,500
                                                                                                           ------------
                                                                                                             24,488,812
                                                                                                           ------------
                    FINANCE -- 14.3%
                    Banks -- 1.5%
                    Citicorp..............................................................       25,000       2,731,250

                    Financial Services -- 6.5%
                    American Express Co. .................................................       40,000       2,090,000
                    Bankers Trust New York Corp. .........................................       22,000       1,914,000
                    Equifax, Inc. ........................................................      105,000       3,438,750
                    Federal National Mortgage Association.................................       50,000       2,062,500
                    Travelers Group, Inc. ................................................       60,000       2,700,000

                                                           ---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Insurance -- 6.3%
                    ACE Ltd. .............................................................       35,000    $  2,025,625
                    Allstate Corp. .......................................................       30,000       1,807,500
                    Everest Reinsurance Holdings, Inc. ...................................       70,000       1,968,750
                    General Reinsurance Group.............................................       12,000       2,025,000
                    Marsh & McLennan Cos. ................................................       15,000       1,700,625
                    TIG Holdings, Inc. ...................................................       70,000       2,135,000
                                                                                                           -------------
                                                                                                             26,599,000
                                                                                                           -------------
                    HEALTHCARE -- 13.3%
                    Drugs -- 6.3%
                    American Home Products Corp. .........................................       30,000       1,927,500
                    Amgen, Inc.+..........................................................       30,000       1,826,250
                    Bristol-Myers Squibb Co. .............................................       25,000       2,843,750
                    Lilly (Eli) & Co. ....................................................       40,000       3,060,000
                    Warner-Lambert Co. ...................................................       30,000       2,145,000

                    Health Services -- 1.0%
                    Columbia/HCA Healthcare Corp. ........................................       45,000       1,800,000

                    Medical Products -- 6.0%
                    Allegiance Corp. .....................................................       12,000         271,500
                    Baxter International, Inc. ...........................................       60,000       2,550,000
                    Johnson & Johnson Co. ................................................       65,000       3,453,125
                    Mallinckrodt, Inc. ...................................................       40,000       1,760,000
                    Medtronic, Inc. ......................................................       25,000       1,653,125
                    Pharmacia & Upjohn, Inc. .............................................       40,000       1,545,000
                                                                                                           -------------
                                                                                                             24,835,250
                                                                                                           -------------
                    INDUSTRIAL & COMMERCIAL -- 13.6%
                    Aerospace & Military Technology -- 5.5%
                    Boeing Co. ...........................................................       20,400       2,027,250
                    Litton Industries, Inc.+..............................................       45,000       2,103,750
                    Lockheed Martin Corp. ................................................       40,000       3,625,000
                    Raytheon Co. .........................................................       50,000       2,556,250

                    Business Services -- 5.5%
                    Cognizant Corp.+......................................................       75,000       2,587,500
                    CUC International, Inc.+..............................................       75,000       1,978,125
                    Pittston Brink's Group................................................       15,000         382,500
                    Primark Corp.+........................................................       50,000       1,312,500
                    WMX Technologies, Inc. ...............................................      110,000       3,960,000

                    Machinery -- 1.0%
                    Deere & Co. ..........................................................       40,000       1,785,000

                    Transportation -- 1.6%
                    Tidewater, Inc. ......................................................       68,000       2,975,000
                                                                                                           -------------
                                                                                                             25,292,875
                                                                                                           -------------
                    INFORMATION & ENTERTAINMENT -- 2.8%
                    Broadcasting & Media -- 1.4%
                    Grupo Televisa SA ADR.................................................       35,000         953,750
                    Time Warner, Inc. ....................................................       42,000       1,711,500

                    Leisure & Tourism -- 1.4%
                    Carnival Corp. .......................................................       80,000       2,530,000
                                                                                                           -------------
                                                                                                              5,195,250
                                                                                                           -------------
                    INFORMATION TECHNOLOGY -- 10.3%
                    Computers & Business Equipment -- 0.9%
                    Xerox Corp. ..........................................................       32,000       1,572,000

---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY (continued)
                    Electronics -- 3.0%
                    ADT Ltd.+.............................................................       90,000    $  1,845,000
                    Intel Corp. ..........................................................       15,000       1,903,125
                    Perkin-Elmer Corp. ...................................................       30,000       1,848,750

                    Software -- 5.6%
                    Cisco Systems, Inc.+..................................................       50,000       3,393,750
                    Informix Corp.+.......................................................       50,000       1,187,500
                    Microsoft Corp.+......................................................       12,000       1,882,500
                    Oracle Systems Corp.+.................................................       40,000       1,960,000
                    Sterling Software, Inc.+..............................................       25,000         828,125
                    VeriFone, Inc.+.......................................................       37,000       1,248,750

                    Telecommunications -- 0.8%
                    Lucent Technologies, Inc. ............................................       30,000       1,537,500
                                                                                                           -------------
                                                                                                             19,207,000
                                                                                                           -------------
                    MATERIALS -- 6.4%
                    Chemicals -- 4.9%
                    IMC Global, Inc. .....................................................       80,000       2,890,000
                    Monsanto Co. .........................................................       70,000       2,782,500
                    Raychem Corp. ........................................................       40,000       3,410,000

                    Metals & Minerals -- 1.5%
                    Potash Corp. of Saskatchewan, Inc. ...................................       36,500       2,751,188
                                                                                                           -------------
                                                                                                             11,833,688
                                                                                                           -------------
                    UTILITIES -- 0.6%
                    Gas & Pipeline Utilities -- 0.6%
                    Transocean Offshore, Inc. ............................................       20,000       1,205,000
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $136,132,691).......................                  163,462,090
                                                                                                           -------------

                                                                                             PRINCIPAL
                                        SHORT-TERM SECURITIES -- 12.3%                         AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 10.6%
                    Abbott Laboratories, Inc. 5.25% due 12/04/96..........................   $2,390,000       2,388,954
                    Ameritech Capital Funding Corp. 5.25% due 12/23/96....................    1,500,000       1,495,187
                    Assets Securitization Cooperative 5.27% due 12/05/96..................    4,190,000       4,187,547
                    Ciesco L.P. 5.25% due 12/02/96........................................      795,000         794,884
                    Ciesco L.P. 5.35% due 12/02/96........................................      885,000         884,869
                    Donnelley(R.R.) & Sons Co. 5.27% due 12/09/96.........................    1,830,000       1,827,857
                    General Electric Capital Corp. 5.23% due 12/13/96.....................    2,905,000       2,899,936
                    Kimberly-Clark Corp. 5.23% due 12/11/96...............................      600,000         599,128
                    Receivables Capital Corp. 5.29% due 12/02/96..........................    1,147,000       1,146,831
                    Vermont American Corp. 5.25% due 12/20/96.............................    3,590,000       3,580,053
                                                                                                           -------------
                                                                                                             19,805,246
                                                                                                           -------------
                    FEDERAL AGENCY OBLIGATIONS -- 1.3%
                    Federal Home Loan Bank Discount Notes 5.85% due 12/02/96..............      445,000         444,928
                    Federal Home Loan Mortgage Discount Notes 5.70% due 12/02/96..........      205,000         204,967
                    Federal National Mortgage Association 5.23% due 12/19/96..............    1,690,000       1,685,585
                                                                                                           -------------
                                                                                                              2,335,480
                                                                                                           -------------

                                                           ---------------------

                                                                                             PRINCIPAL
                                      SHORT-TERM SECURITIES (continued)                        AMOUNT          VALUE
                    ----------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT -- 0.4%
                    United States Treasury Bills 4.86% due 2/06/97........................   $  715,000    $    708,107
                                                                                                           -------------
                    TOTAL SHORT-TERM SECURITIES (cost $22,849,259)........................                   22,848,833
                                                                                                           -------------
                    TOTAL INVESTMENTS --
                      (cost $158,981,950)                                           100.0%                  186,310,923
                    Other assets less liabilities --                                  0.0                        56,655
                                                                                    ------                 -------------
                    NET ASSETS --                                                   100.0%                 $186,367,578
                                                                                    ======                 ==============

              -----------------------------

              + Non-income producing securities

              ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    PROVIDENT GROWTH
    PORTFOLIO                          INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996

                                            COMMON STOCK -- 96.5%                              SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY -- 8.2%
                    Apparel & Textile -- 2.6%
                    Gucci Group NV ADR....................................................        7,200    $    528,300
                    NIKE, Inc., Class B ..................................................       35,800       2,036,125
                    Tommy Hilfiger Corp.+.................................................       29,200       1,576,800

                    Housing -- 0.3%
                    American Standard Cos., Inc.+.........................................       14,600         556,625

                    Retail  --  5.3%
                    CVS Corp. ............................................................       22,700         933,538
                    Home Depot, Inc. .....................................................       25,900       1,350,037
                    Kohl's Corp.+.........................................................       34,600       1,379,675
                    Price/Costco, Inc.+...................................................       60,300       1,401,975
                    Safeway, Inc.+........................................................       45,600       1,852,500
                    Staples, Inc.+........................................................       47,000         928,250
                    Walgreen Co. .........................................................       17,200         718,100
                                                                                                           -------------
                                                                                                             13,261,925
                                                                                                           -------------
                    CONSUMER STAPLES -- 2.3%
                    Household Products  --  2.3%
                    Estee Lauder Cos., Inc., Class A......................................        7,400         370,000
                    Gillette Co. .........................................................       44,600       3,289,250
                                                                                                           -------------
                                                                                                              3,659,250
                                                                                                           -------------
                    ENERGY  --  2.5%
                    Energy Services  --  1.8%
                    Schlumberger Ltd. ....................................................       16,200       1,684,800
                    Tosco Corp. ..........................................................       15,700       1,195,163

                    Energy Sources  --  0.7%
                    Enron Corp. ..........................................................       24,800       1,134,600
                                                                                                           -------------
                                                                                                              4,014,563
                                                                                                           -------------
                    FINANCE  --  17.9%
                    Financial Services  --  15.1%
                    Associates First Capital Corp. Class A................................       41,100       1,988,213
                    Federal Home Loan Mortgage Corp. .....................................       17,900       2,045,075
                    Federal National Mortgage Association.................................      164,500       6,785,625
                    First Data Corp. .....................................................      153,650       6,126,794
                    First USA, Inc. ......................................................       72,000       2,367,000
                    MBNA Corp. ...........................................................      116,100       4,687,537
                    Synovus Financial Corp. ..............................................        6,400         209,600

                    Insurance  --  2.8%
                    American International Group, Inc. ...................................       23,300       2,679,500
                    MGIC Investment Corp. ................................................       23,500       1,759,562
                                                                                                           -------------
                                                                                                             28,648,906
                                                                                                           -------------

                                                           ---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    HEALTHCARE -- 20.3%
                    Drugs -- 12.0%
                    Amgen, Inc.+..........................................................       40,500    $  2,465,437
                    Cardinal Health, Inc. ................................................       26,800       2,241,150
                    Elan Corp. PLC ADR+...................................................       40,200       1,195,950
                    Lilly (Eli) & Co. ....................................................       34,200       2,616,300
                    Merck & Co., Inc. ....................................................       38,800       3,220,400
                    Pfizer, Inc. .........................................................       83,000       7,438,875

                    Health Services -- 4.3%
                    Columbia/HCA Healthcare Corp. ........................................       24,900         996,000
                    HEALTHSOUTH Corp.+....................................................       61,200       2,302,650
                    Oxford Health Plans, Inc.+............................................       62,900       3,648,200

                    Medical Products -- 4.0%
                    Boston Scientific Corp.+..............................................       31,200       1,821,300
                    Medtronic, Inc. ......................................................       68,500       4,529,563
                                                                                                           -------------
                                                                                                             32,475,825
                                                                                                           -------------
                    INDUSTRIAL & COMMERCIAL -- 6.0%
                    Business Services -- 6.0%
                    AccuStaff, Inc.+......................................................       33,100         670,275
                    CUC International, Inc.+..............................................       76,350       2,013,731
                    Fluor Corp. ..........................................................       13,700         931,600
                    Republic Industries, Inc.+............................................       65,100       2,172,713
                    Service Corp. International...........................................       48,800       1,470,100
                    Tyco International Ltd. ..............................................       42,900       2,348,775
                                                                                                           -------------
                                                                                                              9,607,194
                                                                                                           -------------
                    INFORMATION & ENTERTAINMENT -- 8.4%
                    Broadcasting & Media -- 1.7%
                    British Sky Broadcast Group PLC ADR...................................       51,500       2,690,875

                    Leisure & Tourism -- 6.7%
                    Circus Circus Enterprises, Inc.+......................................       30,000       1,095,000
                    Disney (Walt) Co. ....................................................       35,834       2,642,757
                    HFS, Inc.+............................................................       73,500       4,759,125
                    Mirage Resorts, Inc.+.................................................       92,900       2,241,213
                                                                                                           -------------
                                                                                                             13,428,970
                                                                                                           -------------
                    INFORMATION TECHNOLOGY -- 29.2%
                    Communication Equipment -- 5.4%
                    ADC Telecommunications, Inc.+.........................................       36,600       1,326,750
                    Ascend Communications, Inc.+..........................................       25,800       1,835,025
                    Ericsson (L.M.) Telephone Co., Class B ADR............................      177,100       5,467,963

                    Computers & Business Equipment -- 4.4%
                    Automatic Data Processing, Inc. ......................................       16,900         724,588
                    Ceridian Corp.+.......................................................       27,100       1,304,187
                    Computer Sciences Corp.+..............................................       30,700       2,413,787
                    Danka Business Systems PLC ADR........................................       44,600       1,873,200
                    Electronic Data Systems Corp. ........................................       16,300         788,513

                    Electronics -- 1.3%
                    Analog Devices, Inc.+.................................................       18,725         601,541
                    Thermo Electron Corp. ................................................       41,150       1,491,687

                    Software -- 14.0%
                    Cisco Systems, Inc.+..................................................       60,600       4,113,225
                    Computer Associates International, Inc. ..............................       70,550       4,638,662
                    Microsoft Corp.+......................................................       53,000       8,314,375
                    Oracle Systems Corp.+.................................................       76,075       3,727,675

---------------------

                                           COMMON STOCK (continued)                            SHARES          VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY (continued)
                    Software (continued)
                    Paychex, Inc. ........................................................       29,550    $  1,580,925
                    Telecommunications -- 4.1%
                    Andrew Corp.+.........................................................       15,775         912,978
                    Asia Satellite Telecom Holdings ADR+..................................        7,600         192,850
                    Lucent Technologies, Inc. ............................................       56,400       2,890,500
                    SunGard Data Systems, Inc.+...........................................       25,400       1,066,800
                    WorldCom, Inc.+.......................................................       63,400       1,466,125
                                                                                                           -------------
                                                                                                             46,731,356
                                                                                                           -------------
                    MATERIALS -- 1.4%
                    Chemicals -- 1.0%
                    Monsanto Co. .........................................................       40,000       1,590,000

                    Forest Products -- 0.4%
                    Alco Standard Corp. ..................................................       12,400         641,700
                                                                                                           -------------
                                                                                                              2,231,700
                                                                                                           -------------
                    UTILITIES -- 0.3%
                    Electric Utilities -- 0.3%
                    AES Corp. ............................................................        9,800         478,975
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $109,203,171).......................                  154,538,664
                                                                                                           -------------

                                                                                             PRINCIPAL
                                         REPURCHASE AGREEMENT -- 4.4%                          AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT -- 4.4%
                    Agreement with State Street Bank & Trust Co., bearing interest of
                      4.75% dated 11/29/96, to be repurchased 12/02/96 in the amount of
                      $7,000,770 and collateralized by $7,005,000 U.S. Treasury Bonds
                      6.50% due 11/15/26 (cost $6,998,000)................................   $6,998,000       6,998,000
                                                                                                           -------------
                    TOTAL INVESTMENTS --
                      (cost $116,201,171)                                           100.9%                  161,536,664
                    Liabilities in excess of other assets --                         (0.9)                   (1,463,619)
                                                                                    ------                 -------------
                    NET ASSETS --                                                   100.0%                 $160,073,045
                                                                                    ======                 =============

              -----------------------------

              + Non-income producing securities

              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GLOBAL EQUITIES PORTFOLIO          INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996

                                            COMMON STOCK -- 95.5%                             Shares           Value
                    ----------------------------------------------------------------------------------------------------

                    AUSTRALIA -- 0.9%
                    Coca-Cola Amatil Ltd. (Consumer Staples).............................        39,863    $    450,349
                    Mayne Nickless Ltd. (Industrial & Commercial)........................        37,000         240,925
                    Qantas Airways Ltd. (Industrial & Commercial)........................        47,680          74,124
                    Western Mining Corp. Holdings Ltd. ADR (Materials)+..................        72,754         461,892
                    Woolworths Ltd. (Consumer Discretionary)+............................       355,218         884,720
                                                                                                           ------------
                                                                                                              2,112,010
                                                                                                           ------------
                    BELGIUM -- 0.3%
                    Delhaize Le-Lion SA (Consumer Discretionary)+........................         5,700         334,554
                    Kredietbank NV (Finance).............................................         1,480         485,705
                                                                                                           ------------
                                                                                                                820,259
                                                                                                           ------------
                    BERMUDA -- 0.1%
                    First Pacific Co., Ltd. (Finance)....................................       242,347         336,941
                                                                                                           ------------
                    CANADA -- 0.4%
                    Renaissance Energy Ltd. (Energy)+....................................        29,400       1,044,238
                                                                                                           ------------
                    DENMARK -- 0.8%
                    BG Bank (Finance)+...................................................         5,700         252,439
                    Den Danske Bank (Finance)............................................        13,300       1,004,276
                    ISS International Service Systems A/S (Industrial & Commercial)+.....        22,000         608,488
                                                                                                           ------------
                                                                                                              1,865,203
                                                                                                           ------------
                    FINLAND -- 0.5%
                    Kesko (Consumer Discretionary)+......................................        12,070         160,760
                    Orion-yhtyma OY (Healthcare)+........................................        21,000         704,911
                    UPM-Kymmene OY (Materials)+..........................................        21,900         436,345
                                                                                                           ------------
                                                                                                              1,302,016
                                                                                                           ------------

                    FRANCE -- 3.8%
                    Alcatel Alsthom Compagnie General d'Electricite (Information
                      Technology)........................................................         1,930         175,421
                    Assurance General de France (Finance)................................        27,210         890,714
                    Bouygues SA (Consumer Discretionary).................................         7,905         879,208
                    Eaux (cie Generale) (Industrial & Commercial)........................         5,220         643,531
                    Elf Aquitaine SA (Energy)............................................        15,070       1,315,791
                    GTM-Entrepose (Industrial & Commercial)..............................         6,625         329,107
                    Legris Industries SA (Industrial & Commercial)+......................        13,150         568,915
                    Pechiney SA (Materials)..............................................        10,058         404,530
                    Salomon SA (Consumer Discretionary)..................................         5,000         440,292
                    Sefimeg (Real Estate)................................................         4,630         342,123
                    Simco (Real Estate)+.................................................           113           9,518
                    Simco registered (Real Estate).......................................         3,550         316,889
                    Societe de Immeubles (Real Estate)...................................         5,195         318,236
                    Total SA, Series B (Energy)..........................................        18,030       1,441,696
                    Unibail SA (Finance).................................................         5,730         546,806
                    Union Immeubles de France (Real Estate)..............................         3,300         263,997
                    USINOR SACILOR (Materials)...........................................        33,200         496,684
                                                                                                           ------------
                                                                                                              9,383,458
                                                                                                           ------------

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    GERMANY -- 2.3%
                    Bayer AG (Materials).................................................        36,750    $  1,478,745
                    Deutsche Telekom (Information Technology)............................        14,100         306,641
                    Lufthansa AG (Industrial & Commercial)...............................        48,000         617,905
                    Preussag AG (Materials)+.............................................         1,300         305,117
                    Schmalbach-Lubeca AG (Materials)+....................................         3,700         814,284
                    Sudzucker AG (Consumer Staples)......................................         1,403         647,637
                    Veba AG (Utilities)..................................................        23,470       1,372,555
                    Volkswagen AG (Consumer Discretionary)+..............................           550         220,450
                                                                                                           ------------
                                                                                                              5,763,334
                                                                                                           ------------
                    HONG KONG -- 1.1%
                    Asia Satellite Telecom Holdings Ltd. (Information Technology)+.......        15,000          38,509
                    CITIC Pacific Ltd. (Information & Entertainment).....................        74,000         385,696
                    Dao Heng Bank Group (Finance)........................................        87,000         412,946
                    Guangshen Railway Co., Ltd. ADR (Industrial & Commercial)+...........        11,000         217,250
                    Hong Kong & China Gas Co., Ltd. (Utilities)+.........................        85,680         170,097
                    Hysan Development Co., Ltd. (Real Estate)............................        46,000         175,802
                    New World Development Co., Ltd. (Real Estate)........................        28,089         189,815
                    Sun Hung Kai Properties Ltd. (Real Estate)...........................        17,000         211,071
                    Swire Pacific Ltd., Class A (Industrial & Commercial)................        35,000         331,576
                    Television Broadcasting Ltd. (Information & Entertainment)...........       100,000         384,118
                    Wharf Holdings Ltd. (Real Estate)....................................        48,000         248,319
                                                                                                           ------------
                                                                                                              2,765,199
                                                                                                           ------------
                    INDIA -- 0.4%
                    Bajaj Auto GDR (Consumer Discretionary)..............................        15,400         431,200
                    Bank of India GDR (Finance)+*........................................        22,000         358,050
                    Industrial Credit & Investment Corp. of India Ltd. GDR (Finance)+*...        24,000         207,000
                    Industrial Credit & Investment Corp. of India Ltd. GDR (Finance)+....         2,000          17,250
                                                                                                           ------------
                                                                                                              1,013,500
                                                                                                           ------------
                    INDONESIA -- 0.6%
                    Hanjaya Mandala Sampoerna alien (Consumer Staples)...................       144,000         733,817
                    Perusahaan Persero Part Telekom ADR alien (Utilities)................         6,000         197,250
                    PT Indosat alien (Information Technology)+...........................       188,000         519,104
                    PT Telekomunikasi Indonesia alien (Information Technology)+..........        59,000          97,495
                                                                                                           ------------
                                                                                                              1,547,666
                                                                                                           ------------
                    ITALY -- 1.2%
                    ENI SpA (Energy).....................................................       164,900         868,038
                    Istituto Nazionale Delle Asazioni SpA (Finance)+.....................       471,000         655,569
                    Magneti Marelli SpA (Industrial & Commercial)+.......................       203,300         235,358
                    Saipem SpA (Energy)+.................................................        72,000         332,940
                    Telecom Italia SpA (Finance)+........................................       372,400         876,987
                                                                                                           ------------
                                                                                                              2,968,892
                                                                                                           ------------
                    JAPAN -- 19.5%
                    Amano Corp. (Industrial & Commercial)................................        48,000         543,635
                    Asahi Glass Co., Ltd. (Materials)....................................        93,000         947,147
                    Bank Of Tokyo-Mitsubishi (Finance)...................................        55,300       1,131,247
                    Canon, Inc. (Information Technology).................................        52,000       1,095,698
                    Chiba Bank Ltd. (Finance)............................................        30,000         227,305
                    Dai Nippon Printing Co., Ltd. (Industrial & Commercial)..............        35,000         639,157
                    Daifuku Co., Ltd. (Industrial & Commercial)..........................        38,000         443,723
                    Daito Trust Construction Co. (Industrial & Commercial)...............        57,000         745,654
                    Daiwa Securities Co., Ltd. (Finance).................................        23,000         248,376
                    DDI Corp. (Healthcare)...............................................           423       3,026,734
                    East Japan Railway (Industrial & Commercial).........................           133         609,535
                    Eisai Co. Ltd. (Healthcare)..........................................        33,250         653,907
                    Fuji Photo Film Co., Ltd. (Materials)................................        11,000         344,776

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    JAPAN (continued)
                    Furukawa Co., Ltd. (Materials).......................................        74,000    $    288,464
                    Hirose Electric Co., Ltd. (Information Technology)...................        18,000       1,090,430
                    Honda Motor Co., Ltd. (Consumer Discretionary).......................        19,000         560,492
                    House Food Corp. (Consumer Staples)..................................        17,000         289,552
                    Hoya Corp. (Healthcare)..............................................        32,000       1,199,649
                    Ishikawajima-Harima Heavy Industries Co. (Industrial & Commercial)...        64,000         297,805
                    Ito-Yokado Co. (Consumer Discretionary)..............................        10,000         504,829
                    Japan Securities Finance Co., Ltd. (Finance).........................        53,000         758,472
                    Japan Tobacco, Inc. (Consumer Staples)...............................            69         491,299
                    Kamigumi Co., Ltd. (Industrial & Commercial).........................        37,000         280,992
                    Kandenko Co. (Consumer Discretionary)................................        38,400         367,480
                    Kao Corp. (Consumer Staples).........................................        67,000         776,471
                    Kirin Brewery Co., Ltd. (Consumer Staples)...........................        32,000         323,090
                    Kokuyo Co., Ltd. (Industrial & Commercial)...........................        19,000         495,435
                    Kuraray Co., Ltd. (Materials)........................................        67,000         647,059
                    Kyocera Corp. (Information Technology)...............................         8,000         514,135
                    Long-Term Credit Bank of Japan Ltd. (Finance)........................         1,000           6,321
                    Mabuchi Motor Co., Ltd. (Consumer Discretionary).....................         3,000         150,658
                    Maeda Corp. (Industrial & Commercial)................................        11,000         134,241
                    Matsushita Electric Industrial Co., Ltd. (Information Technology)....        72,000       1,245,303
                    Matsushita Electric Works Ltd. (Industrial & Commercial).............        48,000         446,708
                    Mitsubishi Heavy Industrial Ltd. (Industrial & Commercial)...........        70,000         571,554
                    Mitsubishi Materials Corp. (Materials)...............................        40,000         179,104
                    Mitsubishi Oil Co., Ltd. (Utilities).................................        59,000         391,089
                    Mitsui Marine & Fire Co., Ltd. (Finance).............................        75,000         482,660
                    Mitsui Trust & Banking Co. (Finance).................................       136,000       1,301,492
                    National House Industrial Co., Ltd. (Industrial & Commercial)........        36,000         515,189
                    NGK Insulators Ltd. (Industrial & Commercial)........................        26,000         264,794
                    Nikko Securities Co., Ltd. (Finance).................................        49,000         456,014
                    Nippon Express Co., Ltd. (Industrial & Commercial)...................        59,000         449,622
                    Nippon Light Metal Co., Ltd. (Materials).............................        62,000         284,688
                    Nippon Steel Corp. (Materials).......................................       146,000         440,948
                    Nisshin Steel Co., Ltd. (Materials)..................................       269,000         824,241
                    NKK Corp. (Materials)+...............................................       166,000         408,077
                    Nomura Securities International, Inc. (Finance)......................        53,000         893,415
                    Osaka Gas Co., Ltd. (Utilities)......................................       120,000         369,798
                    Rohm Co. (Information Technology)....................................        38,000       2,335,382
                    Sankyo Co., Ltd. (Healthcare)........................................         5,000         133,889
                    Santen Pharmaceutical Co. (Healthcare)+..............................        10,200         205,970
                    Seven-Eleven Japan Co., Ltd. (Consumer Discretionary)................        33,400       1,991,097
                    Shimano, Inc. (Industrial & Commercial)..............................        27,000         457,507
                    Shimizu Construction Co. (Consumer Discretionary)....................        48,000         400,351
                    Shiseido Co., Ltd. (Healthcare)......................................        41,000         493,152
                    Sony Music Entertainment, Inc. (Information & Entertainment).........         6,000         246,532
                    Sumitomo Electric Industries Ltd. (Industrial & Commercial)..........        36,000         505,707
                    Sumitomo Marine & Fire Insurance Co., Ltd. (Finance).................        61,000         433,802
                    Sumitomo Realty & Development Co., Ltd. (Real Estate)................        76,000         527,129
                    Sumitomo Rubber Industries Ltd. (Industrial & Commercial)............        38,000         270,904
                    Taisho Pharmaceutical Co., Ltd. (Healthcare).........................        24,000         535,206
                    Takeda Chemical Industries Ltd. (Healthcare).........................        20,000         391,572
                    TDK Corp. (Information Technology)...................................        26,000       1,675,505
                    Toagosei Co., Ltd. (Materials).......................................        29,000         124,249
                    Tokai Bank Ltd. (Finance)............................................        57,000         655,575
                    Tokyo Electric Power Co., Inc. (Utilities)...........................        25,100         566,348
                    Tokyo Gas Co., Ltd. (Utilities)......................................       258,000         761,089
                    Tokyo Steel Manufacturing Co., Ltd. (Materials)......................        66,000         973,485
                    Toyo Kanetsu K.K. (Energy)...........................................        46,000         185,777
                    Toyota Motor Corp. (Consumer Discretionary)..........................        81,000       2,211,677
                    Ube Industries Ltd. (Materials)......................................        36,000         112,520

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    JAPAN (continued)
                    Ushio, Inc. (Consumer Staples)+......................................        43,000    $    468,130
                    Yakult Honsha Co. (Consumer Staples).................................        30,000         329,236
                    Yamanouchi Pharmaceutical Co., Ltd. (Healthcare).....................        43,000         875,856
                    Yamatake-Honeywell (Information Technology)..........................        26,000         422,300
                    Yamazaki Baking Co. (Consumer Staples)...............................        19,000         303,600
                                                                                                           ------------
                                                                                                             47,952,011
                                                                                                           ------------
                    KOREA -- 0.5%
                    Hyundai Motor Co. GDR (Consumer Discretionary).......................         1,000          10,375
                    Korea Electric Power Corp. (Utilities)...............................         7,000         223,777
                    Korea Electric Power Corp. ADR (Utilities)...........................         3,400          59,925
                    Korea Mobile Telecommunications ADR (Information Technology).........        58,300         757,900
                    Pohang Iron & Steel Co., Ltd. ADR (Materials)........................        11,000         221,375
                                                                                                           ------------
                                                                                                              1,273,352
                                                                                                           ------------
                    MALAYSIA -- 0.8%
                    AMMB Holdings Bhd (Finance)..........................................        54,000         429,521
                    Malakoff Bhd (Industrial & Commercial)...............................        61,000         277,602
                    Malayan Banking Bhd (Finance)(1).....................................        30,000         296,795
                    Petronas Gas Bhd (Energy)............................................        70,000         285,318
                    Resorts World Bhd (Information & Entertainment)......................       116,000         582,984
                                                                                                           ------------
                                                                                                              1,872,220
                                                                                                           ------------
                    NETHERLANDS -- 2.2%
                    Akzo Nobel NV (Materials)............................................         9,910       1,315,548
                    Apothekers Cooperative Opg (Healthcare)+.............................         7,150         189,915
                    CSM NV (Industrial & Commercial)+....................................         3,000         161,805
                    Fortis NV (Finance)..................................................        41,900       1,397,234
                    ING Groep NV (Finance)...............................................        39,000       1,366,119
                    SGS Thomson Microelectronics NV (Information Technology)+............         4,700         310,856
                    Vendex International NV (Consumer Discretionary).....................        17,200         747,132
                                                                                                           ------------
                                                                                                              5,488,609
                                                                                                           ------------
                    NEW ZEALAND -- 0.3%
                    Fletcher Challenge Ltd. (Industrial & Commercial)....................        82,319         135,832
                    Lion Nathan Ltd. (Consumer Staples)..................................       105,000         269,595
                    Telecommunications Corp. of New Zealand (Utilities)..................        86,000         453,243
                                                                                                           ------------
                                                                                                                858,670
                                                                                                           ------------
                    NORWAY -- 0.6%
                    Bergesen D.Y. AS (Industrial & Commercial)...........................        30,300         694,001
                    Orkla AS (Industrial & Commercial)+..................................         5,600         373,450
                    Schibsted AS (Information & Entertainment)+..........................        11,600         211,468
                    Unitor AS (Industrial & Commercial)+.................................         6,580          83,044
                                                                                                           ------------
                                                                                                              1,361,963
                                                                                                           ------------
                    PHILIPPINES -- 0.2%
                    Manila Electric Co. (Utilities)......................................        42,575         315,838
                    Philippine Commerce International Bank (Finance)+....................         4,470          59,519
                                                                                                           ------------
                                                                                                                375,357
                                                                                                           ------------
                    SINGAPORE -- 0.7%
                    Overseas Chinese Banking Corp., Ltd. alien (Finance)+................        50,600         613,333
                    Overseas Union Bank Ltd. alien (Finance)+............................        58,000         425,954
                    Singapore Airlines Ltd. alien (Information & Entertainment)..........         8,000          75,294
                    Singapore Press Holdings Ltd. alien (Information & Entertainment)....        33,400         631,087
                                                                                                           ------------
                                                                                                              1,745,668
                                                                                                           ------------
                    SPAIN -- 0.8%
                    Autopistas Concesionaria Espana SA (Industrial & Commercial).........        26,300         318,751
                    Banco de Santander SA (Finance)+.....................................         6,100         330,570

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    SPAIN (continued)
                    Repsol SA (Energy)...................................................        15,500    $    573,742
                    Tabacalera SA (Consumer Staples).....................................        13,300         521,568
                    Viscofan Envoltura (Consumer Staples)+...............................        11,800         182,183
                                                                                                           ------------
                                                                                                              1,926,814
                                                                                                           ------------
                    SWEDEN -- 1.0%
                    Astra AB (Healthcare)................................................        18,600         891,834
                    Electrolux AB (Consumer Staples).....................................         5,700         333,991
                    Incentive AB (Consumer Discretionary)+...............................         2,800         185,538
                    Sparbanken Sverige (Finance)+........................................        15,500         256,195
                    Stora Kopparbergs (Materials)........................................        51,700         700,563
                                                                                                           ------------
                                                                                                              2,368,121
                                                                                                           ------------
                    SWITZERLAND -- 2.3%
                    Adecco SA (Industrial & Commercial)+.................................         1,120         288,700
                    Baloise Holdings (Finance)...........................................           354         790,288
                    Ciba-Geigy AG (Materials)............................................         1,510       1,868,531
                    Nestle SA (Consumer Staples).........................................         1,090       1,183,237
                    Sandoz AG (Healthcare)...............................................           590         686,183
                    Schindler Holding AG (Industrial & Commercial)+......................           326         342,381
                    Swissair AG (Industrial & Commercial)+...............................           376         285,570
                    Zurich Versicherun (Finance)+........................................         1,190         337,783
                                                                                                           ------------
                                                                                                              5,782,673
                                                                                                           ------------
                    TAIWAN, PROVINCE OF CHINA -- 0.1%
                    Advanced Semiconductor Materials International NV GDR (Information
                      Technology)+.......................................................        35,080         298,180
                                                                                                           ------------
                    THAILAND -- 0.2%
                    Bangkok Bank PLC alien (Finance).....................................        12,000         137,194
                    Thai Farmers Bank alien (Finance)....................................        42,000         358,489
                                                                                                           ------------
                                                                                                                495,683
                                                                                                           ------------
                    UNITED KINGDOM -- 11.6%
                    Anglian Water PLC (Industrial & Commercial)..........................        79,800         781,498
                    B.A.T. Industries PLC (Industrial & Commercial)+.....................        91,700         732,305
                    BAA PLC (Industrial & Commercial)....................................       115,000         947,377
                    Barclays PLC (Finance)+..............................................        87,000       1,496,318
                    Bass PLC (Consumer Staples)+.........................................        53,300         702,094
                    British Aerospace PLC (Industrial & Commercial)......................        37,500         729,447
                    British Petroleum Co. PLC (Energy)...................................       116,200       1,343,587
                    British Sky Broadcasting Group PLC (Information & Entertainment).....        80,300         700,667
                    British Telecommunications PLC (Information Technology)..............       147,700         934,920
                    BTR PLC (Industrial & Commercial)....................................       270,600       1,087,313
                    Cadbury Schweppes PLC (Consumer Staples).............................        86,400         742,999
                    Compass Group (Information & Entertainment)+.........................        51,900         529,209
                    General Electric Co. (Industrial & Commercial).......................       122,000         764,038
                    Glaxo Wellcome PLC (Healthcare)......................................        57,600         947,330
                    Grand Metropolitan PLC (Information & Entertainment).................        95,700         747,355
                    Hanson PLC (Industrial & Commercial).................................       338,000         451,765
                    Hepworth PLC (Industrial & Commercial)...............................        74,000         342,132
                    Holliday Chemical Holdings PLC (Finance).............................       167,860         352,766
                    Ladbroke Group PLC (Information & Entertainment).....................       200,000         689,307
                    National Grid Group PLC (Utilities)+.................................       286,000         937,626
                    National Westminster Bank PLC (Finance)+.............................        60,700         706,194
                    Pearson PLC (Information & Entertainment)............................        47,900         591,905
                    Rank Group PLC (Industrial & Commercial)+............................       144,700       1,058,247
                    Reed International PLC (Information & Entertainment).................        51,856       1,004,775
                    Reuters Holdings PLC (Industrial & Commercial)+......................        82,000         998,117
                    Rugby Group PLC (Industrial & Commercial)............................       273,200         440,942

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    UNITED KINGDOM (continued)
                    Sainsbury (J.) PLC (Consumer Discretionary)..........................       147,600    $    931,806
                    Sears PLC (Consumer Discretionary)...................................       458,100         716,263
                    Shell Transport & Trading (Energy)+..................................        29,220         485,362
                    Siebe PLC (Industrial & Commercial)+.................................        42,900         684,828
                    Smithkline Beecham (Healthcare)......................................        57,700         795,461
                    Tesco PLC (Consumer Discretionary)...................................       123,000         702,886
                    TI Group PLC (Industrial & Commercial)+..............................       101,300         944,365
                    Tomkins PLC (Industrial & Commercial)+...............................       134,599         562,338
                    United Assurance Group PLC (Finance)+................................        73,000         586,037
                    Vodafone Group PLC (Information Technology)..........................       147,900         640,287
                    Wimpey (George) PLC (Consumer Discretionary).........................       330,000         696,284
                                                                                                           -------------
                                                                                                             28,506,150
                                                                                                           -------------
                    UNITED STATES -- 42.3%
                    3Com Corp. (Information Technology)+.................................        19,300       1,449,912
                    Abbott Laboratories (Healthcare).....................................        39,300       2,190,975
                    AirTouch Communications, Inc. (Information Technology)+..............        37,000         948,125
                    AlliedSignal, Inc. (Industrial & Commercial).........................        26,200       1,919,150
                    Altera Corp. (Information Technology)+...............................        13,700       1,034,350
                    American Express Co. (Finance)+......................................        15,100         788,975
                    American International Group, Inc. (Finance).........................        19,400       2,231,000
                    Amgen, Inc. (Healthcare)+............................................        32,300       1,966,262
                    Atmel Corp. (Information Technology)+................................        21,300         700,238
                    Boston Scientific Corp. (Healthcare)+................................        18,000       1,050,750
                    Bristol-Myers Squibb Co. (Healthcare)................................        16,600       1,888,250
                    Campbell Soup Co. (Consumer Staples).................................        21,000       1,735,125
                    Carnival Corp. (Information & Entertainment).........................        30,300         958,238
                    Centocor, Inc. (Industrial & Commercial)+............................        14,100         389,513
                    Chase Manhattan Corp. (Finance)......................................        19,600       1,852,200
                    Cisco Systems, Inc. (Information Technology)+........................        29,000       1,968,375
                    Colgate-Palmolive Co. (Consumer Staples).............................        28,600       2,649,075
                    Columbia/HCA Healthcare Corp. (Healthcare)...........................        42,000       1,680,000
                    Compaq Computer Corp. (Information Technology)+......................        24,300       1,925,775
                    Cox Communications, Inc., Class A (Information & Entertainment)+.....        28,200         578,100
                    Crown, Cork & Seal, Inc. (Materials).................................        18,900       1,001,700
                    Dean Witter, Discover & Co. (Finance)................................        15,000       1,025,625
                    Dell Computer Corp. (Information Technology)+........................        14,000       1,422,750
                    Disney (Walt) Co. (Information & Entertainment)......................        25,000       1,843,750
                    Electronic Data Systems Corp. (Information Technology)...............        16,500         798,188
                    Enron Corp. (Energy).................................................         7,500         343,125
                    Exxon Corp. (Energy).................................................        18,000       1,703,250
                    Federated Department Stores, Inc. (Consumer Discretionary)+..........        33,400       1,139,775
                    First Chicago Corp. (Finance)........................................        31,142       1,829,592
                    First Data Corp. (Finance)...........................................        22,000         877,250
                    First Union Corp. (Finance)..........................................        11,800         901,225
                    FPL Group, Inc. (Utilities)+.........................................        27,000       1,245,375
                    General Electric Co. (Industrial & Commercial).......................        33,700       3,504,800
                    General Reinsurance Group (Finance)+.................................         3,300         556,875
                    Gillette Co. (Consumer Staples)......................................        40,300       2,972,125
                    Hewlett-Packard Co. (Information Technology).........................        11,900         641,113
                    Intel Corp. (Information Technology).................................        34,400       4,364,500
                    International Business Machines Corp. (Information Technology).......         8,100       1,290,937
                    Kohl's Corp. (Consumer Discretionary)+...............................        21,600         861,300
                    Kroger Co. (Consumer Discretionary)+.................................        30,300       1,397,587
                    La Quinta Inns, Inc. (Information & Entertainment)...................        30,600         589,050
                    Lowe's Cos., Inc. (Consumer Discretionary)...........................        11,400         463,125
                    Lucent Technologies, Inc. (Information Technology)+..................        10,176         521,520
                    MBNA Corp. (Finance).................................................        25,700       1,037,638
                    McDonald's Corp. (Consumer Staples)..................................        17,100         799,425

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    UNITED STATES (continued)
                    Medtronic, Inc. (Healthcare)+........................................        13,800    $    912,525
                    Merck & Co., Inc. (Healthcare).......................................        57,300       4,755,900
                    Merrill Lynch & Co., Inc. (Finance)..................................        18,560       1,489,440
                    Microsoft Corp. (Information Technology)+............................        12,200       1,913,875
                    Monsanto Co. (Materials).............................................        56,600       2,249,850
                    Morgan Stanley Group, Inc. (Finance).................................        12,600         757,575
                    Morton International, Inc. (Materials)...............................        24,800       1,001,300
                    NationsBank Corp. (Finance)..........................................         5,440         563,720
                    Netscape Communications Corp. (Information Technology)+..............         9,900         553,163
                    Oracle Systems Corp. (Information Technology)+.......................        44,200       2,165,800
                    Oxford Health Plans, Inc. (Healthcare)+..............................        10,900         632,200
                    Pacificare Health Systems, Inc., Class A (Healthcare)+...............         3,500         276,500
                    Pacificare Health Systems, Inc., Class B (Healthcare)+...............         4,600         381,800
                    PepsiCo, Inc. (Consumer Staples).....................................        42,900       1,281,637
                    Pfizer, Inc. (Healthcare)............................................        28,000       2,509,500
                    Philip Morris Cos., Inc. (Consumer Staples)..........................        26,400       2,722,500
                    PMI Group, Inc. (Finance)............................................        18,400       1,067,200
                    Price/Costco, Inc. (Consumer Discretionary)+.........................        34,200         795,150
                    Procter & Gamble Co. (Consumer Staples)..............................        21,300       2,316,375
                    RJR Nabisco Holdings Corp. (Consumer Staples)........................        17,400         556,800
                    Schering-Plough Corp. (Healthcare)...................................        26,200       1,866,750
                    Sears, Roebuck & Co. (Consumer Discretionary)........................        25,600       1,273,600
                    Solectron Corp. (Information Technology)+............................         5,700         333,450
                    Sunbeam Corp. (Consumer Staples).....................................        47,700       1,317,712
                    Tele-Communications Liberty Media Group (Information &
                      Entertainment)+....................................................        33,700         842,500
                    Tele-Communications TCI Group, Series A (Information &
                      Entertainment)+....................................................        29,000         391,500
                    Transocean Offshore, Inc. (Energy)+..................................         5,000         301,250
                    Travelers Group, Inc. (Finance)......................................        61,067       2,748,000
                    Tyco International Ltd. (Industrial & Commercial)....................        22,500       1,231,875
                    United States Industries, Inc. (Consumer Staples)+...................        21,200         625,400
                    Wendy's International, Inc. (Consumer Staples).......................        44,400         949,050
                    Whitman Corp. (Industrial & Commercial)..............................        21,000         483,000
                                                                                                           -------------
                                                                                                            104,302,885
                                                                                                           -------------
                    TOTAL COMMON STOCK (cost $205,444,177)...............................                   235,531,072
                                                                                                           -------------
                                           PREFERRED STOCK -- 1.2%
                    ----------------------------------------------------------------------------------------------------
                    BRAZIL -- 0.1%
                    Dixie Toga SA (Industrial & Commercial)..............................       156,323         127,116
                    Klabin Fabricadora (Materials).......................................       127,525         122,217
                                                                                                           -------------
                                                                                                                249,333
                                                                                                           -------------
                    FINLAND -- 0.3%
                    Nokia Corp. (Information Technology).................................        10,900         604,706
                                                                                                           -------------
                    GERMANY -- 0.8%
                    Henkel KGAA (Consumer Staples).......................................        20,760       1,033,884
                    Hornbach Holding AG (Consumer Discretionary).........................         8,710         574,777
                    KSB Kl Schanz Beck (Finance).........................................         3,210         417,398
                                                                                                           -------------
                                                                                                              2,026,059
                                                                                                           -------------
                    TOTAL PREFERRED STOCK (cost $2,696,723)..............................                     2,880,098
                                                                                                           -------------

---------------------

                                                                                             PRINCIPAL
                                                                                              AMOUNT
                                                                                            (DENOMINATED
                                                                                             IN LOCAL
                                            BONDS & NOTES -- 0.3%                            CURRENCY)         VALUE
                    ----------------------------------------------------------------------------------------------------

                    JAPAN -- 0.3%
                    Sumitomo Bank Ltd. 0.75% 2001 (Finance) (cost $622,397)..............    68,000,000    $    648,507
                                                                                                           -------------
                                              WARRANTS -- 0.0%+                               SHARES
                    ----------------------------------------------------------------------------------------------------
                    HONG KONG -- 0.0%
                    Hong Kong & China Gas Co., Ltd. (Utilities) 9/30/97..................         8,640           5,448
                    Hysan Development Co., Ltd. (Real Estate) 4/30/98....................         2,750           2,098
                                                                                                           -------------
                                                                                                                  7,546
                                                                                                           -------------
                    MALAYSIA -- 0.0%
                    Development & Commercial Bank Holdings Bhd (Finance)(1) 12/27/99.....        32,000          50,400
                    TA Enterprise Bhd (Finance) 11/22/98.................................        50,000          40,364
                                                                                                           -------------
                                                                                                                 90,764
                                                                                                           -------------
                    THAILAND -- 0.0%
                    Thai Farmers Bank alien (Finance) 9/15/02............................         2,375           2,720
                                                                                                           -------------
                    TOTAL WARRANTS (cost $7,413).........................................                       101,030
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $208,770,710)......................                   239,160,707
                                                                                                           -------------
                                                                                             PRINCIPAL
                                        SHORT-TERM SECURITIES -- 4.4%                         AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    TIME DEPOSIT -- 4.4%
                    Cayman Island Time Deposit with State Street Bank & Trust Co.
                      4.88% due 12/02/96 (cost $10,826,000)..............................   $10,826,000      10,826,000
                                                                                                           -------------
                    TOTAL INVESTMENTS --
                      (cost $219,596,710)                                          101.4%                   249,986,707
                    Liabilities in excess of other assets --                        (1.4)                    (3,504,701)
                                                                                   ------                  -------------
                    NET ASSETS --                                                  100.0%                  $246,482,006
                                                                                   ======                  ==============

              -----------------------------

              +   Non-income producing securities

              * Resale restricted to qualified institutional buyers

              (1) Fair valued security; see Note 2

              ADR -- American Depositary Receipt

              GDR -- Global Depositary Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    INTERNATIONAL DIVERSIFIED
    EQUITIES PORTFOLIO                 INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996

                                            COMMON STOCK -- 92.2%                             SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------

                    AUSTRALIA -- 2.3%
                    Amcor Holdings Ltd. (Materials)......................................        15,900    $     97,968
                    Australian National Industries Ltd. (Materials)......................        20,100          20,777
                    Boral Ltd. (Industrial & Commercial).................................        26,067          68,106
                    Brambles Industries Ltd. (Industrial & Commercial)...................         6,300         110,247
                    Broken Hill Proprietary Co. (Materials)..............................        44,700         655,619
                    Burns Philp & Co., Ltd. (Consumer Staples)...........................        13,900          24,324
                    Coca-Cola Amatil Ltd. (Consumer Staples).............................        12,000         135,569
                    Coles Myer Ltd. (Consumer Discretionary).............................        32,100         119,924
                    CRA Ltd. (Materials).................................................         7,500         125,204
                    CSR Ltd. (Industrial & Commercial)...................................        25,700          84,091
                    Fosters Brewing Group Ltd. (Consumer Staples)........................        57,600         107,361
                    General Property Trust (Real Estate).................................        20,300          40,977
                    Gio Australia Holdings Ltd. (Finance)................................        11,600          31,724
                    Goodman Fielder Wattie Ltd. (Consumer Staples).......................        32,614          41,411
                    Highlands Gold Ltd. (Materials)+.....................................         5,459           3,288
                    ICI Australia Ltd. (Materials).......................................         8,200          84,096
                    Lend Lease Corp., Ltd. (Real Estate).................................         6,822         126,601
                    M.I.M. Holdings Ltd. (Materials).....................................        40,030          57,018
                    National Australia Bank Ltd. (Finance)...............................        34,149         425,264
                    Newcrest Mining Ltd. (Materials).....................................         7,931          29,049
                    News Corp., Ltd. (Information & Entertainment).......................        45,814         243,874
                    Normandy Mining Ltd. (Materials).....................................        39,222          52,675
                    North Ltd. (Materials)...............................................        18,450          55,263
                    Pacific Dunlop Ltd. (Industrial & Commercial)........................        26,100          59,907
                    Pioneer International Ltd. (Consumer Staples)........................        24,700          68,354
                    Renison Goldfields Consolidated Ltd. (Materials).....................         5,722          24,777
                    Santos Ltd. (Energy).................................................        15,700          63,894
                    Sons Of Gwalia Ltd. (Materials)......................................         3,400          18,541
                    Southcorp Holdings Ltd. (Industrial & Commercial)....................        19,243          63,277
                    TABCORP. Holdings Ltd. (Information & Entertainment).................        10,300          47,451
                    TNT Ltd. (Industrial & Commercial)+..................................         8,400          16,546
                    Western Mining Corp. Holdings Ltd. (Materials).......................        25,365         161,035
                    Westfield Trust (Real Estate)........................................        24,086          48,619
                    Westfield Trust new (Real Estate)....................................         1,047           2,028
                    Westpac Banking Corp. (Finance)......................................        44,900         268,611
                                                                                                           -------------
                                                                                                              3,583,470
                                                                                                           -------------
                    BRAZIL -- 0.2%
                    Centrais Electricas Brasileiras SA (Utilities)+......................       695,000         222,023
                    Companhia Paulista de Forca e Luz (Utilities)+.......................       194,000          19,438
                    Companhia Siderurgica Nacional (Materials)...........................       633,000          17,280
                    Light Particapacoes (Utilities)+.....................................       308,000          57,873
                    Light-Servicos de Eletricidade SA (Utilities)........................       138,000          43,618
                    Telec de Sao Paulo SA (Utilities)+...................................        11,142           1,968
                                                                                                           -------------
                                                                                                                362,200
                                                                                                           -------------
                    FRANCE -- 6.6%
                    Accor SA (Information & Entertainment)...............................           923         118,383
                    Alcatel Alsthom (Information Technology).............................         3,818         347,024
                    AXA SA (Finance).....................................................         5,310         319,080

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    FRANCE (continued)
                    Banque National Paris (Finance)......................................         5,370    $    213,821
                    BIC (Industrial & Commercial)........................................         1,025         153,442
                    Bouygues SA (Consumer Discretionary).................................           956         106,328
                    Canal Plus SA (Information & Entertainment)..........................           715         163,974
                    Carrefour SA (Consumer Discretionary)................................         1,075         663,875
                    Cie de St. Gobain (Materials)........................................         2,703         388,597
                    Cie Financiere de Paribas (Finance)..................................         2,714         186,465
                    Cie Generale des Eaux (Industrial & Commercial)......................         2,979         367,257
                    Compagnie Bancaire SA (Finance)......................................           730          83,009
                    Compaignie UAP SA (Finance)..........................................         9,204         245,085
                    Compaynie de Suez SA (Finance).......................................         4,752         203,314
                    Ecco SA (Industrial & Commercial)(1)+................................            25           5,872
                    Elf Aquitaine SA (Energy)............................................         8,150         711,592
                    Eridania Beghin-Say SA (Consumer Staples)............................         1,050         163,013
                    Essilor International (Healthcare)+..................................           270          77,736
                    Etablissements Economiques du Casino Guichard-Perrachon
                      (Consumer Discretionary)...........................................         2,400         108,656
                    Groupe Danone (Consumer Staples).....................................         2,227         327,839
                    Groupe Saint Louis (Materials).......................................           270          68,485
                    Havas SA (Industrial & Commercial)...................................         1,852         131,177
                    L' Oreal (Consumer Staples)..........................................         1,903         696,166
                    L'Air Liquide SA (Materials).........................................         2,055         327,695
                    Lafarge SA (Materials)...............................................         3,204         202,404
                    Legrand SA (Consumer Staples)........................................           865         149,857
                    Lyonnaise des Eaux SA (Multi-industry)...............................         1,770         168,468
                    Michelin SA (Consumer Discretionary).................................         4,671         239,550
                    Moet Hennessy Louis Vuitton (Consumer Staples).......................         2,675         677,993
                    Pernod-Ricard (Consumer Staples).....................................         1,825         100,966
                    Peugeot SA (Consumer Discretionary)..................................         1,650         202,783
                    Pinault Printemps Redoute (Consumer Discretionary)...................           585         232,822
                    Promodes (Consumer Discretionary)....................................           535         148,708
                    Rhone Poulenc SA (Healthcare)........................................         9,526         308,549
                    Sagem SA (Industrial & Commercial)...................................            90          55,132
                    Sanofi SA (Consumer Staples).........................................         2,942         263,574
                    Schneider SA (Industrial & Commercial)...............................         4,172         198,465
                    Simco (Real Estate)+.................................................            46           3,875
                    Simco registered (Real Estate).......................................           975          87,033
                    Societe Eurafrance SA (Finance)......................................            90          40,660
                    Societe Generale (Finance)+..........................................         2,240         244,849
                    Sodexho SA (Industrial & Commercial).................................           185          92,504
                    Thomson CSF (Industrial & Commercial)................................         3,800         122,865
                    Total SA, Series B (Energy)..........................................         6,642         531,101
                    Usinor Sacilor (Materials)...........................................         7,910         118,337
                                                                                                           -------------
                                                                                                             10,368,380
                                                                                                           -------------
                    GERMANY -- 10.2%
                    Adidas AG (Consumer Discretionary)+..................................         1,750         151,892
                    Agiv AG (Multi-industry)+............................................         1,900          24,521
                    Allianz AG Holding (Finance).........................................           850       1,550,127
                    AMB Aachener Und Muenchner (Finance).................................           150         107,275
                    BASF AG (Materials)+.................................................        23,150         856,254
                    Bayer AG (Materials)+................................................        28,050       1,128,675
                    Bayerische Hypotheken Und Bank AG (Finance)..........................        10,150         318,404
                    Bayerische Vereinsbank AG (Finance)..................................        10,300         431,594
                    Beiersdorf AG (Consumer Staples)+....................................         3,050         152,292
                    Bilfinger & Berger (Industrial & Commercial)+........................         1,800          67,525
                    Brau Und Brunnen AG (Consumer Staples)+..............................           300          20,480
                    CKAG Colonia Konzern AG (Finance)+...................................         1,250          96,060
                    Continental AG (Consumer Discretionary)..............................         4,300          74,365

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    GERMANY (continued)
                    Daimler-Benz AG (Consumer Discretionary)+............................        20,700    $  1,351,872
                    Degussa AG (Materials)...............................................           450         186,659
                    Deutsche Bank AG (Finance)...........................................        19,750         941,210
                    Deutsche Telekom (Information Technology)+...........................        24,272         527,858
                    Dresdner Bank AG (Finance)...........................................        18,150         538,682
                    Heidelberg Zement (Materials)+.......................................         1,650         120,256
                    Hochtief AG (Industrial & Commercial)+...............................         3,200         128,990
                    Karstadt AG (Consumer Discretionary).................................           350         121,627
                    Klockner Humboldt Deutz AG (Industrial & Commercial)+................         2,200          10,084
                    Linde AG (Industrial & Commercial)...................................           400         242,897
                    Lufthansa AG (Information & Entertainment)+..........................        15,000         193,095
                    Manitoba AG (Industrial & Commercial)................................           500         117,840
                    Mannesmann AG (Industrial & Commercial)..............................         1,250         521,341
                    Merck KGAA (Healthcare)..............................................         6,696         247,492
                    Metro AG (Consumer Discretionary)+...................................         2,360         197,932
                    Metro AG (Consumer Discretionary)+...................................         1,200         100,644
                    Munchener Ruckversicherungs (Finance)................................           304         730,304
                    Preussag AG (Materials)..............................................           650         152,558
                    RWE AG (Utilities)+..................................................        13,650         603,472
                    SAP AG (Materials)...................................................         2,441         334,068
                    Schering AG (Consumer Staples).......................................         2,850         234,026
                    Siemens AG (Industrial & Commercial)+................................        22,900       1,103,238
                    Strabag AG (Consumer Staples)+.......................................           150          11,708
                    Thyssen AG (Materials)...............................................         1,400         251,037
                    Veba AG (Utilities)..................................................        19,500       1,140,384
                    Viag AG (Materials)..................................................         1,100         416,585
                    Viag AG (Materials)+.................................................           171          63,704
                    Volkswagen AG (Consumer Discretionary)...............................         1,150         460,942
                                                                                                           -------------
                                                                                                             16,029,969
                                                                                                           -------------
                    HONG KONG -- 6.9%
                    Applied International Holdings Ltd. (Information & Entertainment)+...        32,000           1,862
                    Bank of East Asia Ltd. (Finance).....................................        42,283         181,010
                    Cathay Pacific Airways Ltd. (Industrial & Commercial)................       157,000         258,892
                    Cheung Kong Holdings Ltd. (Real Estate)..............................       118,000       1,037,765
                    China Light & Power Co., Ltd. (Utilities)............................       106,000         455,147
                    Chinese Estates Ltd. (Real Estate)...................................        88,722         102,698
                    Dickson Concept Industries Ltd. (Consumer Discretionary)+............        16,800          61,707
                    Evergo China Holdings Ltd. (Real Estate)+............................        13,818           2,609
                    Giordano International Ltd. (Consumer Discretionary).................        34,000          29,902
                    Hang Lung Development Co. (Real Estate)..............................        67,000         149,476
                    Hang Seng Bank Ltd. (Finance)........................................       102,800       1,239,796
                    Hong Kong & China Gas Co., Ltd. (Utilities)..........................       104,320         207,102
                    Hong Kong Aircraft Engineering Co., Ltd. (Industrial & Commercial)...        10,000          28,906
                    Hong Kong Telecommunications Ltd. (Information Technology)...........       591,489       1,025,084
                    Hongkong & Shanghai Hotels Ltd. (Information & Entertainment)........        68,000         135,437
                    Hopewell Holdings Ltd. (Real Estate).................................       228,000         150,388
                    Hutchison Whampoa Ltd. (Multi-industry)..............................       189,000       1,460,521
                    Hysan Development Co., Ltd. (Real Estate)............................        56,000         214,020
                    Johnson Electric Holdings Ltd. (Industrial & Commercial).............        22,000          55,626
                    Melco International Development Ltd. (Consumer Staples)..............         2,500             824
                    Miramar Hotel & Investment Co., Ltd. (Information & Entertainment)...        31,000          60,741
                    New World Development Co., Ltd. (Real Estate)........................        81,712         552,180
                    Oriental Press Group (Information & Entertainment)...................        76,000          42,757
                    Peregrine Investment Holdings Ltd. (Finance).........................        21,000          38,839
                    Shangri-La Asia Ltd. (Information & Entertainment)...................        58,000          91,516
                    Shun Tak Holdings Ltd. (Industrial & Commercial).....................        88,000          61,459
                    South China Morning Post Ltd. (Information & Entertainment)..........       100,000          91,180
                    Stelux Holdings International Ltd. (Consumer Discretionary)..........        56,000          13,326

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    HONG KONG (continued)
                    Sun Hung Kai Properties Ltd. (Real Estate)...........................       123,000    $  1,527,160
                    Swire Pacific Ltd., Class A (Multi-industry).........................        84,000         795,784
                    Television Broadcasting Ltd. (Information & Entertainment)...........        23,000          88,347
                    Wharf Holdings Ltd. (Real Estate)....................................       116,000         600,103
                    Wing Lung Bank Ltd. (Finance)........................................         8,168          54,140
                    Winsor Industrial Corp., Ltd. (Consumer Discretionary)...............        18,500           4,379
                    Winsor Properties Holdings Ltd. (Real Estate)+.......................         9,250          13,937
                                                                                                           -------------
                                                                                                             10,834,620
                                                                                                           -------------
                    INDONESIA -- 0.0%
                    PT Lippo Bank alien (Finance)........................................         2,000           3,241
                    PT Polysindo Eka Perkasa alien (Consumer Discretionary)+.............        14,000           7,463
                                                                                                           -------------
                                                                                                                 10,704
                                                                                                           -------------
                    ITALY -- 3.8%
                    Acciaierie & Ferriere Lombarde (Materials)...........................         7,000          25,004
                    Assicurazione Generali SpA (Finance).................................        31,010         623,903
                    Banca Commerciale Italiana SpA (Finance).............................        45,200          82,889
                    Banco Ambrosiano Veneto SpA (Finance)................................        17,900          39,792
                    Benetton Group SpA (Consumer Discretionary)..........................         7,825          99,571
                    Burgo (Cartiere) SpA (Materials).....................................         5,700          27,260
                    Cogefar-Impresit SpA (Industrial & Commercial)+......................        10,000           7,988
                    Credito Italiano SpA (Finance).......................................        88,500          96,910
                    Edison SpA (Utilities)...............................................        24,000         153,092
                    ENI SpA (Energy).....................................................       283,000       1,489,719
                    Fiat SpA (Consumer Discretionary)....................................       113,200         330,800
                    Fiat SpA nonconvertible (Consumer Discretionary).....................        27,700          45,224
                    Gilardini SpA (Industrial & Commercial)..............................        15,000          17,365
                    Istituto Bancario San Paolotorno (Finance)...........................        30,800         193,014
                    Istituto Mobiliare Italiano (Finance)................................        22,200         186,495
                    Istituto Nazionale Delle Asazioni SpA (Finance)......................       139,700         194,444
                    Italcementi Fabbriche SpA (Materials)................................         9,550          55,784
                    Italcementi Fabbriche SpA nonconvertible (Materials).................         5,150          12,808
                    Italgas-Societa Itailiana per il Gas SpA (Utilities).................        22,900          95,168
                    La Rinascente Per L'Eserciz Grandi Magazzini SpA
                      (Consumer Discretionary)...........................................         9,000          52,245
                    Mediaset SpA (Information & Entertainment)+..........................        43,000         205,930
                    Mediobanca SpA (Finance).............................................        16,200          93,292
                    Montedison SpA (Multi-industry)+.....................................       149,650         106,022
                    Montedison SpA nonconvertible (Multi-industry)+......................        37,100          22,515
                    Olivetti Group (Information Technology)+.............................       125,500          44,125
                    Parmalat Finanziar (Finance).........................................        52,920          82,909
                    Pirelli SpA (Consumer Discretionary).................................        64,000         116,943
                    Riunione Adriatica de Sicur (Finance)................................        11,725         116,016
                    Saffa SpA (Materials)+...............................................         1,300           2,277
                    Sasib SpA (Industrial & Commercial)..................................         5,400          17,098
                    Sirti SpA (Consumer Discretionary)...................................         9,600          58,071
                    SNIA BPD SpA (Multi-industry)........................................        23,000          22,606
                    Societa Assicuratrice Industriale SpA (Finance)......................         4,950          43,118
                    Telecome Italia Mobile SpA (Information Technology)..................       237,900         559,460
                    Telecome Italia SpA (Information Technology).........................       232,500         547,528
                    Telecome Italia SpA nonconvertible (Information Technology)..........        56,000         102,879
                                                                                                           -------------
                                                                                                              5,970,264
                                                                                                           -------------
                    JAPAN -- 32.9%
                    Advantest Corp. (Information Technology).............................         3,200         136,541
                    Ajinomoto Co., Inc. (Consumer Staples)...............................        52,000         588,938
                    Aoki Corp. (Industrial & Commercial)+................................        26,000          67,111
                    Aoyama Trading Co., Ltd. (Consumer Discretionary)....................         2,600          73,960
                    Asahi Breweries Ltd. (Consumer Staples)..............................        26,000         278,490

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    JAPAN (continued)
                    Asahi Chemical Industry Co., Inc. (Materials)........................        78,000    $    512,239
                    Asahi Glass Co., Ltd. (Materials)....................................        74,000         753,644
                    Bridgestone Corp. (Industrial & Commercial)..........................        26,000         479,368
                    Canon, Inc. (Information Technology).................................        39,000         821,773
                    Casio Computer Co. (Information Technology)..........................        16,000         129,798
                    Chiyoda Corp. (Consumer Staples).....................................        10,000          85,162
                    Chugai Pharmaceutical Co., Ltd. (Healthcare).........................        26,000         227,357
                    Dai Nippon Printing Co., Ltd. (Industrial & Commercial)..............        52,000         949,605
                    Daiei, Inc. (Consumer Discretionary).................................        36,000         297,735
                    Daikin Industries Ltd. (Consumer Staples)............................        26,000         241,967
                    Daiwa House Industry Co., Ltd. (Consumer Discretionary)..............        26,000         360,667
                    Daiwa Securities Co., Ltd. (Finance).................................        52,000         561,545
                    Ebara Corp. (Industrial & Commercial)................................        18,000         252,853
                    Fanuc Ltd. (Information Technology)..................................        11,100         361,554
                    Fuji Photo Film Co., Ltd. (Materials)................................        20,000         626,866
                    Fujitsu Ltd. (Information Technology)................................        84,000         803,863
                    Furukawa Electric Co., Ltd. (Industrial & Commercial)................        43,000         225,382
                    Hankyu Corp. (Industrial & Commercial)...............................        52,000         262,968
                    Hazama Corp. (Consumer Staples)......................................        26,000          86,286
                    Hitachi Ltd. (Information Technology)................................       130,000       1,209,833
                    Honda Motor Co., Ltd. (Consumer Discretionary).......................        41,000       1,209,482
                    Industrial Bank of Japan Ltd. (Finance)..............................           240           4,741
                    Ito-Yokado Co. (Consumer Discretionary)..............................        17,000         858,209
                    Japan Airlines Co., Ltd. (Information & Entertainment)+..............       105,000         613,038
                    Japan Energy Corp. (Energy)..........................................        66,000         214,399
                    Jusco Co., Ltd. (Consumer Discretionary).............................        21,000         682,177
                    Kajima Corp. (Industrial & Commercial)...............................        52,000         415,452
                    Kansai Electric Power Co., Inc. (Utilities)..........................        27,800         580,895
                    KAO Corp. (Consumer Staples).........................................        48,000         556,277
                    Kawasaki Steel Corp. (Materials).....................................       134,000         420,000
                    Kinki Nippon Railway Co., Ltd. (Industrial & Commercial).............        78,900         516,764
                    Kirin Brewery Co., Ltd. (Consumer Staples)...........................        52,000         525,022
                    Komatsu Ltd. (Industrial & Commercial)...............................        52,000         437,823
                    Kubota Ltd. (Industrial & Commercial)................................        78,000         443,073
                    Kumagai Gumi Co., Ltd. (Consumer Discretionary)......................        52,000         147,006
                    Kyocera Corp. (Information Technology)...............................         8,000         514,135
                    Kyowa Hakko Kogyo Co., Ltd. (Materials)..............................        26,000         219,140
                    Marubeni Corp. (Consumer Discretionary)..............................        78,000         352,678
                    Marui Co., Ltd. (Consumer Discretionary).............................        16,000         303,424
                    Matsushita Electric Industrial Co., Ltd. (Information Technology)....        78,000       1,349,078
                    Mitsubishi Chemical Corp. (Materials)................................        78,000         295,154
                    Mitsubishi Corp. (Consumer Discretionary)............................        73,000         846,005
                    Mitsubishi Electric Corp. (Information Technology)...................        92,000         529,061
                    Mitsubishi Estate Co., Ltd. (Real Estate)............................        56,000         707,989
                    Mitsubishi Heavy Industrial Ltd. (Industrial & Commercial)...........       143,000       1,167,603
                    Mitsubishi Materials Corp. (Materials)...............................        53,000         237,313
                    Mitsui & Co. (Materials).............................................        78,000         662,897
                    Mitsui Engineering & Shipbuilding Co., Ltd. (Industrial &
                      Commercial)+.......................................................        52,000         128,288
                    Mitsui Fudosan Co., Ltd. (Real Estate)...............................        42,000         497,805
                    Mitsukoshi Ltd. (Consumer Discretionary).............................        29,000         253,336
                    Murata Manufacturing Co. (Industrial & Commercial)...................        10,000         341,528
                    NEC Corp. (Information Technology)...................................        62,000         751,185
                    New Oji Paper Co., Ltd. (Information & Entertainment)................        49,000         350,615
                    NGK Insulators Ltd. (Industrial & Commercial)........................        26,000         264,794
                    Nippon Express Co., Ltd. (Industrial & Commercial)...................        51,000         388,657
                    Nippon Fire & Marine Insurance Co., Ltd. (Finance)...................        26,000         140,843
                    Nippon Light Metal Co., Ltd. (Materials).............................        25,000         114,794
                    Nippon Meat Packers, Inc. (Consumer Staples).........................        26,000         340,123
                    Nippon Oil Co., Ltd. (Energy)........................................        78,000         440,334

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    JAPAN (continued)
                    Nippon Steel Corp. (Materials).......................................       290,000    $    875,856
                    Nippon Yusen Kabushiki Kaish (Industrial & Commercial)...............        78,000         373,222
                    Nippondenso Co., Ltd. (Industrial & Commercial)......................        26,000         604,917
                    Nissan Motor Co., Ltd. (Consumer Discretionary)......................        99,000         703,169
                    NKK Corp. (Materials)+...............................................       153,000         376,119
                    Nomura Securities International, Inc. (Finance)......................        78,000       1,314,838
                    Odakyu Electric Railway Co., Ltd. (Industrial & Commercial)..........        52,600         324,190
                    Oji Paper Co. (Materials)+...........................................         3,000          21,466
                    Osaka Gas Co., Ltd. (Utilities)......................................       116,000         357,471
                    Penta Ocean Construction Co., Ltd. (Industrial & Commercial).........        26,000         132,853
                    Pioneer Electronic NV (Information Technology).......................         8,000         172,081
                    Rohm Co. (Information Technology)....................................         2,000         122,915
                    Sankyo Co., Ltd. (Healthcare)........................................        26,000         696,225
                    Sanyo Electric Co., Ltd. (Information Technology)....................        78,000         365,004
                    Secom Co. (Information Technology)...................................         6,000         361,896
                    Sega Enterprises Ltd. (Consumer Discretionary).......................         5,100         199,701
                    Sekisui House Ltd. (Consumer Discretionary)..........................        26,000         278,490
                    Sharp Corp. (Information Technology).................................        52,000         812,643
                    Shimano, Inc. (Industrial & Commercial)..............................         7,000         118,613
                    Shimizu Corp. (Consumer Discretionary)...............................        37,000         308,604
                    Shin Etsu Chemical Co., Ltd. (Materials).............................        11,200         204,530
                    Shiseido Co., Ltd. (Healthcare)......................................        11,000         132,309
                    Showa Denko KK (Materials)+..........................................        52,000         130,114
                    Sony Corp. (Information Technology)..................................        12,400         793,644
                    Sumitomo Chemical Co., Ltd. (Materials)..............................       105,000         457,243
                    Sumitomo Corp. (Consumer Discretionary)..............................        52,000         440,562
                    Sumitomo Electric Industries Ltd. (Industrial & Commercial)..........        35,000         491,659
                    Sumitomo Forestry Co., Ltd. (Materials)..............................        11,000         149,693
                    Sumitomo Metal Industries Ltd. (Materials)...........................       183,000         486,822
                    Sumitomo Metal Mining Co., Ltd. (Materials)..........................        25,000         183,275
                    Sumitomo Osaka Cement Co., Ltd. (Materials)..........................        26,000          98,156
                    Taisei Corp. (Consumer Discretionary)................................        52,000         288,990
                    Takeda Chemical Industries Ltd. (Healthcare).........................        40,000         783,143
                    Teijin Ltd. (Consumer Discretionary).................................        52,000         247,902
                    Tobu Railway Co., Ltd. (Industrial & Commercial).....................        52,000         288,990
                    Tohoku Electric Power Co., Inc. (Utilities)..........................        18,700         382,537
                    Tokio Marine & Fire Insurance Co., Ltd. (Finance)....................        78,000         862,862
                    Tokyo Dome Corp. (Industrial & Commercial)...........................        12,000         249,693
                    Tokyo Electric Power Co., Inc. (Utilities)...........................        48,500       1,094,337
                    Tokyo Ltd. (Information Technology)..................................         6,000         171,203
                    Tokyo Gas Co. Ltd. (Utilities).......................................        76,000         224,197
                    Tokyu Corp. (Industrial & Commercial)................................        52,000         346,971
                    Toppan Printing Co., Ltd. (Information & Entertainment)..............        36,000         474,100
                    Toray Industries, Inc. (Materials)...................................        78,000         502,651
                    Toto Ltd. (Materials)................................................        26,000         340,123
                    Toyobo Co., Ltd. (Consumer Discretionary)............................        52,000         163,898
                    Toyota Motor Corp. (Consumer Discretionary)..........................       121,000       3,303,863
                    Ube Industries Ltd. (Materials)......................................        52,000         162,529
                    Yamaichi Securities Co., Ltd. (Finance)..............................        52,000         274,381
                                                                                                           -------------
                                                                                                             51,467,292
                                                                                                           -------------
                    KOREA -- 0.7%
                    Cho Hung Bank (Finance)+.............................................         3,880          30,518
                    Commerce Bank Korea (Finance)+.......................................         3,480          24,013
                    Daewoo Corp. (Industrial & Commercial)+..............................         2,690          22,326
                    Daewoo Heavy Industries (Industrial & Commercial)+...................         8,430          58,068
                    Daewoo Securities Co., Ltd. (Finance)+...............................         1,170          19,054
                    Dong Construction (Industrial & Commercial)+.........................           860          21,994
                    Hanil Bank (Finance)+................................................         3,960          26,179

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    KOREA (continued)
                    Hyundai Motor Co. (Consumer Discretionary)+..........................           950    $     31,818
                    Hyundai, Engineering & Construction Co. (Industrial & Commercial)+...         1,170          32,880
                    Korea Electric Power Corp. (Utilities)+..............................        11,920         381,060
                    Korea First Bank (Finance)+..........................................         3,580          20,730
                    Korea Mobile Telecommunications Corp. (Information Technology)+......            90          89,296
                    LG Chemicals (Materials)+............................................         1,840          20,643
                    Pohang Iron & Steel Co., Ltd. (Materials)+...........................         2,230         146,250
                    Samsung Co. (Information Technology)+................................         1,400          18,747
                    Samsung Disposal Devices (Information Technology)+...................           590          37,606
                    Samsung Electronic (Information Technology)+.........................         1,660         125,824
                    Tongyang Cement (Materials)+.........................................           230           4,772
                    Yukong Ltd. (Energy)+................................................         1,756          47,338
                                                                                                           -------------
                                                                                                              1,159,116
                                                                                                           -------------
                    MALAYSIA -- 0.0%
                    Malaysian Oxygen Bhd (Materials).....................................         2,000          10,210
                    Metroplex Bhd (Real Estate)..........................................        20,000          25,643
                    Public Bank Bhd (Finance)............................................         2,333           4,985
                                                                                                           -------------
                                                                                                                 40,838
                                                                                                           -------------
                    NETHERLANDS -- 2.4%
                    ABN AMRO Holdings NV (Finance).......................................         4,810         311,591
                    Akzo Nobel NV (Materials)............................................         1,175         155,981
                    Elsevier NV (Consumer Discretionary).................................        11,600         197,785
                    Getronics NV (Information Technology)+...............................         1,800          48,228
                    Heineken NV (Consumer Staples).......................................           600         107,696
                    ING Groep NV (Finance)...............................................        10,791         377,995
                    KLM Royal Dutch Air Lines NV (Information & Entertainment)...........         1,294          33,395
                    Koninlijke Ahold NV (Consumer Discretionary).........................         1,575          35,897
                    Koninlijke KNP BT (Materials)........................................         1,925         120,459
                    Koninlijke PTT Nederland NV (Information Technology).................         7,588         284,280
                    Nedlloyd Groep NV (Industrial & Commercial)..........................           350           8,891
                    Philips Electronics NV (Information Technology)......................         5,050         204,132
                    Royal Dutch Petroleum Co. (Energy)...................................         7,900       1,332,320
                    Stork NV (Industrial & Commercial)+..................................           425          14,123
                    Unilever NV CVA (Consumer Staples)...................................         2,400         415,334
                    Wolters Kluwer NV (Information & Entertainment)+.....................         1,050         137,317
                                                                                                           -------------
                                                                                                              3,785,424
                                                                                                           -------------
                    PORTUGAL -- 0.1%
                    Banco Portugues do Atlantico SA (Finance)+...........................         8,700         137,307
                                                                                                           -------------
                    SINGAPORE -- 4.7%
                    Amcol Holdings Ltd. (Consumer Staples)(1)............................        17,000          31,758
                    City Developments Ltd. (Real Estate).................................        62,000         548,164
                    Cycle & Carriage Ltd. (Consumer Discretionary).......................        15,000         170,053
                    DBS Land Ltd. (Real Estate)..........................................        75,000         267,380
                    Development Bank of Singapore alien (Finance)........................        52,000         671,087
                    First Capital Corp., Ltd. alien (Real Estate)........................        19,000          54,189
                    Fraser & Neave Ltd. alien (Consumer Staples).........................        24,800         258,168
                    Hai Sun Hup Group Ltd. alien (Finance)...............................        31,000          22,324
                    Hotel Properties Ltd. alien (Real Estate)............................        36,000          59,551
                    Inchcape Bhd alien (Multi-industry)..................................        15,000          50,053
                    Jurong Shipyard Ltd. alien (Industrial & Commercial).................        11,000          53,725
                    Keppel Corp. Ltd. (Industrial & Commercial)..........................        42,000         326,417
                    NatSteel Ltd. (Materials)............................................        32,000          66,624
                    Neptune Orient Lines Ltd. (Industrial & Commercial)..................        64,000          55,216
                    Overseas Chinese Banking Corp., Ltd. alien (Finance).................        76,779         930,655
                    Overseas Union Enterprise Ltd. (Information & Entertainment).........        10,000          49,198
                    Parkway Holdings Ltd. alien (Real Estate)............................        25,000          94,474

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    SINGAPORE (continued)
                    Robinson & Co., Ltd. alien (Consumer Discretionary)..................         7,000    $     30,196
                    Shangri-La Hotel Ltd. alien (Information & Entertainment)............        14,000          49,911
                    Singapore Airlines Ltd. alien (Information & Entertainment)..........        99,000         931,765
                    Singapore Press Holdings Ltd. alien (Information & Entertainment)....        26,800         506,381
                    Singapore Tech Industrial Corp. (Industrial & Commercial)............        58,000         140,606
                    Singapore Telecommunications Ltd. alien (Information Technology).....       481,000       1,118,046
                    Straits Trading Co., Ltd. (Materials)................................        31,000          76,036
                    United Industrial Corp., Ltd. (Multi-industry).......................       114,000          97,540
                    United Overseas Bank Ltd. alien (Finance)............................        70,000         743,672
                                                                                                           -------------
                                                                                                              7,403,189
                                                                                                           -------------
                    SPAIN -- 3.8%
                    Acerinox SA (Materials)..............................................           587          74,768
                    Autopistas Concesionaria Espana SA (Industrial & Commercial).........        10,920         132,348
                    Banco Bilbao Vizcaya SA (Finance)....................................        11,550         584,009
                    Banco Central Hispanoamericano SA (Finance)..........................         8,400         209,125
                    Banco de Santander SA (Finance)......................................         8,150         441,663
                    Corporacion Bancaria de Espana SA (Finance)..........................         6,450         251,447
                    Corporacion Financiera Alba (Multi-industry).........................           825          77,634
                    Corporacion Mapfre SA (Finance)+.....................................            68           3,501
                    Corporacion Mapfre SA registered (Finance)...........................         1,400          74,031
                    Dragados & Construcciones SA (Consumer Discretionary)................         2,950          40,991
                    Ebro Agricolas, Compania de Alimentacion SA (Industrial &
                      Commercial)........................................................         2,450          34,044
                    Empresa Nacional Celulos SA (Materials)..............................         1,075          13,319
                    Empresa Nacional de Electricidad SA (Utilities)......................        13,100         884,862
                    Ercros SA (Materials)+...............................................         8,700           5,239
                    Fomento Construcciones Y Contratas SA (Consumer Discretionary).......           775          65,511
                    Gas Natural SDG SA (Utilities).......................................         1,900         394,110
                    General de Aguas de Barcelona SA (Utilities).........................         2,234          87,953
                    Iberdrola SA (Utilities).............................................        47,600         549,344
                    Inmobiliaria Metropolitana Vasco Central SA (Real Estate)............         1,150          41,370
                    Mapfre Vida SA (Finance).............................................            13             871
                    Portland Valderrivas SA (Materials)..................................           375          22,869
                    Repsol SA (Energy)...................................................        15,400         570,040
                    Tabacalera SA (Consumer Staples).....................................         1,900          74,510
                    Telefonica de Espana SA (Information Technology).....................        48,100       1,054,531
                    Union Electrica-Fenosa SA (Utilities)................................        14,900         112,262
                    Uralita SA (Materials)...............................................         2,700          20,009
                    Vallehermoso SA (Real Estate)........................................         2,200          45,770
                    Viscofan Industria Navarra (Materials)...............................         1,200          18,527
                    Zardoya Otis SA (Industrial & Commercial)............................           485          51,667
                                                                                                           -------------
                                                                                                              5,936,325
                                                                                                           -------------
                    SWEDEN -- 2.7%
                    AGA, Series A (Materials)+...........................................         1,500          23,229
                    AGA, Series B (Materials)+...........................................         4,150          63,341
                    Asea AB (Industrial & Commercial)+...................................         2,500         289,252
                    Astra AB (Healthcare)+...............................................        17,800         853,475
                    Atlas Copco AB (Materials)+..........................................         5,850         134,150
                    Autoliv AB (Consumer Discretionary)+.................................         1,700          74,677
                    Diligentia AB (Real Estate)+.........................................         1,670          26,733
                    Electrolux AB (Consumer Staples)+....................................         2,300         134,768
                    Ericsson (L.M) Telephone Co., Class B (Information Technology)+......        29,000         893,888
                    Esselte AB (Materials)+..............................................         1,100          24,979
                    Hennes & Mauritz AB, Series B (Consumer Discretionary)+..............         1,300         187,385
                    Scanem AB (Industrial & Commercial)+.................................           250           9,605
                    Securitas AB, Series B (Industrial & Commercial)+....................         2,800          80,469
                    Skand Enskilda Bank (Finance)+.......................................        16,700         155,422
                    Skandia Foersaekrings AB (Finance)+..................................         3,600         102,656
                    Skanska AB (Industrial & Commercial)+................................         3,900         172,479

                                                           ---------------------

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
                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    SWEDEN (continued)
                    SKF AB Series B (Materials)+.........................................         3,800    $     80,633
                    Stadshyotek AB (Finance)+............................................         4,000         119,126
                    Stora Kopparbergs (Materials)+.......................................         9,650         132,200
                    Svenska Cellulosa AB (Materials)+....................................         6,000         128,656
                    Svenska Handelsbank, Series A (Finance)+.............................         6,400         175,353
                    Swedish Match Co. (Consumer Staples)+................................        14,800          48,484
                    Trelleborg AB (Materials)+...........................................         4,200          55,036
                    Volvo AB (Consumer Discretionary)+...................................        12,300         270,155
                                                                                                           -------------
                                                                                                              4,236,151
                                                                                                           -------------
                    THAILAND -- 2.3%
                    Advance Agro PCL alien (Materials)+..................................         6,000          15,975
                    Advanced Information Services PCL (Information Technology)...........        15,400         178,477
                    Bangchak Petroleum PCL alien (Energy)................................        18,400          18,551
                    Bangkok Bank PCL alien (Finance)+....................................        25,600         292,680
                    Bangkok Land Co. Ltd. (Real Estate)+.................................        11,000          12,813
                    Bangkok Metropolitan Bank PCL alien (Finance)........................        51,937          26,944
                    Bank of Ayudhya PCL alien (Finance)..................................        43,550         137,263
                    Banpu Coal PCL alien (Materials).....................................         2,900          57,681
                    Charoen Pokphand Feedmill Co. PCL alien (Consumer Staples)...........         3,700          14,197
                    CMIC Finance & Security PCL alien (Finance)..........................         6,700          13,116
                    Dhana Siam Finance & Securities PCL alien (Finance)..................        23,000          69,791
                    Finance One PCL alien (Finance)......................................        16,700          47,732
                    General Finance & Securities PCL alien (Finance).....................         7,650          17,971
                    Italian-Thai Development PCL alien (Industrial & Commercial).........        16,500         108,534
                    Jasmine International PCL alien (Information Technology).............        11,800          26,335
                    Krung Thai Bank PCL alien (Finance)..................................        96,500         275,817
                    Land & Houses PCL alien (Consumer Discretionary).....................         8,500          67,227
                    MDX PCL alien (Real Estate)+.........................................         4,800           4,088
                    National Finance & Securities PCL alien (Finance)....................        14,100          32,296
                    National Petrochemical PCL alien (Materials).........................        10,900          10,563
                    One Holding PCL alien (Finance)......................................         5,600           3,727
                    Phatra Thanakit PCL alien (Finance)..................................        13,300          49,470
                    Phatra Thanakit PCL (Finance)+.......................................         2,300           8,555
                    PTT Exploration & Production PCL alien (Energy)......................        34,200         503,483
                    Quality House PCL alien (Consumer Staples)...........................         6,600           6,202
                    Sahavirya Steel Industries PCL alien (Materials)+....................        33,900          11,946
                    Shinawatra Computer & Communication PCL alien (Information
                      Technology)........................................................         9,100         120,428
                    Shinawatra Computer & Communication PCL
                      (Information Technology)...........................................         4,500          58,495
                    Shinawatra Satelite PCL alien (Information Technology)+..............        12,300          17,096
                    Siam Cement Co. alien (Materials)....................................         8,900         309,438
                    Siam City Bank PCL alien (Finance)+..................................         6,050           7,106
                    Siam City Bank PCL (Finance)+........................................         5,000           5,824
                    Siam City Cement PCL alien (Materials)...............................         5,600          37,274
                    Siam City Cement PCL (Materials)+....................................         5,700          37,940
                    Siam Commercial Bank Co., Ltd. alien (Finance)+......................        11,300          98,220
                    Siam Makro PCL alien (Consumer Discretionary)+.......................         3,700          16,080
                    Telecomasia Corp. PCL alien (Utilities)+.............................       147,300         305,667
                    Telecomasia Corp. PCL (Utilities)+...................................        57,100         118,490
                    Thai Airways International PCL alien (Information & Entertainment)...        67,000         118,048
                    Thai Military Bank PCL alien (Finance)...............................         9,100          24,050
                    Thai Military Bank PCL alien (Finance)+..............................         4,300          11,028
                    Thai Telephone & Telecommunications PCL (Information Technology)+....        23,600          37,423
                    TPI Polene PCL alien (Materials)+....................................         4,300           8,671
                    TPI Polene PCL (Materials)+..........................................        12,600          25,407

---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    THAILAND (continued)
                    United Communication Industries PCL alien (Information Technology)...        15,400    $    130,240
                    United Communication Industries PCL (Information Technology)+........         8,100          65,332
                    Univest Land PCL (Real Estate)+......................................         9,300           3,059
                                                                                                           -------------
                                                                                                              3,566,750
                                                                                                           -------------
                    UNITED KINGDOM -- 12.6%
                    Abbey National PLC (Finance).........................................        28,000         327,169
                    Argyll Group PLC (Consumer Discretionary)............................        17,672         115,872
                    Arjo Wiggins Appleton PLC (Materials)................................        14,800          39,812
                    Associated British Foods PLC (Consumer Staples)......................        11,000          81,649
                    B.A.T. Industries PLC (Multi-industry)...............................        63,699         508,692
                    Barclays PLC (Finance)...............................................        35,167         604,839
                    Bass PLC (Consumer Staples)..........................................        23,300         306,919
                    BICC Group PLC (Industrial & Commercial).............................        14,818          71,001
                    Blue Circle Industries PLC (Materials)...............................        27,100         169,489
                    BOC Group PLC (Materials)............................................        13,288         197,935
                    Boots Co. PLC (Consumer Discretionary)...............................        22,100         235,565
                    BPB Industries PLC (Materials).......................................        13,700          80,961
                    British Aerospace PLC (Industrial & Commercial)......................        10,237         199,129
                    British Airways PLC (Information & Entertainment)....................        23,512         232,432
                    British Gas PLC (Utilities)..........................................        89,500         328,026
                    British Petroleum Co. PLC (Energy)...................................       115,188       1,331,886
                    British Sky Broadcasting Group PLC (Information & Entertainment).....        33,700         294,054
                    British Steel PLC (Materials)........................................        41,700         116,379
                    British Telecommunications PLC (Information Technology)..............       119,800         758,317
                    BTR PLC (Industrial & Commercial)....................................        85,927         345,268
                    Burmah Castrol PLC (Energy)..........................................         6,200         109,761
                    Cable & Wireless PLC (Information Technology)........................        51,409         411,410
                    Cadbury Schweppes PLC (Consumer Staples).............................        23,000         197,789
                    Caradon PLC (Industrial & Commercial)................................        17,200          68,968
                    Coats Viyella PLC (Consumer Discretionary)...........................        18,795          42,343
                    Commercial Union PLC (Finance).......................................        13,600         150,908
                    Courtaulds PLC (Materials)...........................................        10,000          66,913
                    De La Rue PLC (Information & Entertainment)..........................         2,961          28,998
                    General Electric PLC (Multi-industry)................................        59,000         369,494
                    GKN PLC (Industrial & Commercial)....................................        11,750         221,053
                    Glaxo Wellcome PLC (Healthcare)......................................        66,100       1,087,127
                    Granada Group PLC (Information & Entertainment)......................        15,034         218,888
                    Grand Metropolitan PLC (Information & Entertainment).................        43,845         342,401
                    Great Universal Stores PLC (Consumer Discretionary)..................        24,700         284,872
                    Guardian Royal Exchange PLC (Finance)................................        17,141          77,233
                    Guinness PLC (Consumer Staples)......................................        45,400         339,660
                    Hanson PLC (Multi-industry)..........................................       106,182         141,921
                    Harrisons & Crossfield PLC (Multi-industry)..........................        26,600          58,137
                    HSBC Holdings PLC (Finance)..........................................        45,868         964,323
                    Imperial Chemical Industries PLC (Materials).........................        17,600         228,285
                    Kingfisher PLC (Consumer Staples)....................................             1              11
                    Ladbroke Group PLC (Information & Entertainment).....................        24,473          84,347
                    Land Securities PLC (Real Estate)....................................        16,400         203,208
                    LASMO PLC (Energy)+..................................................        17,000          63,164
                    Legal & General PLC (Finance)+.......................................        25,600         150,639
                    Lloyds TSB Group Ltd. (Finance)......................................       112,138         776,746
                    Lonrho PLC (Multi-industry)..........................................        17,253          39,014
                    Marks & Spencer PLC (Consumer Discretionary).........................        71,000         604,001
                    MEPC PLC (Real Estate)...............................................        12,500          93,414
                    National Power PLC (Utilities).......................................        29,500         228,640
                    Peninsular & Oriental Steam PLC (Industrial & Commercial)+...........        16,100         160,107
                    Pilkington PLC (Materials)...........................................        31,243          78,528
                    Prudential Corp. PLC (Finance).......................................        40,697         333,554

                                                           ---------------------

                                          COMMON STOCK (continued)                            SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    UNITED KINGDOM (continued)
                    Rank Group PLC (Information & Entertainment)+........................        17,500    $    127,984
                    Redland PLC (Materials)..............................................        12,217          75,997
                    Reed International PLC (Information & Entertainment).................        14,700         284,831
                    Reuters Holdings PLC (Industrial & Commercial).......................        34,900         424,808
                    Rexam PLC (Materials)................................................        11,700          66,486
                    RMC Group PLC (Materials)............................................         7,000         116,333
                    Royal Bank of Scotland Group PLC (Finance)...........................        10,952          96,484
                    Royal Sun Alliance (Finance).........................................        28,270         213,166
                    RTZ Corp. PLC (Materials)............................................        24,400         410,222
                    Sainsbury (J.) PLC (Consumer Discretionary)..........................        31,829         200,938
                    Schroders PLC (Finance)..............................................         4,500         115,753
                    Scottish Power PLC (Utilities).......................................        19,628         111,208
                    Sears PLC (Consumer Discretionary)...................................        40,700          63,637
                    Sedgwick Group PLC (Finance).........................................        11,600          24,475
                    Slough Estates PLC (Real Estate).....................................         9,400          41,089
                    Smithkline Beecham PLC (Healthcare)..................................        50,598         697,552
                    Southern Electric PLC (Utilities)....................................         5,900          69,435
                    Tarmac PLC (Industrial & Commercial).................................        28,226          41,997
                    Taylor Woodrow PLC (Industrial & Commercial).........................        15,679          39,540
                    Tesco PLC (Consumer Discretionary)...................................        39,077         223,306
                    Thames Water PLC (Industrial & Commercial)...........................        14,833         144,016
                    Thorn EMI PLC (Consumer Discretionary)...............................        10,310         238,163
                    Thorn PLC (Consumer Discretionary)+..................................        10,700          49,650
                    TI Group PLC (Industrial & Commercial)...............................        10,946         102,044
                    Unilever PLC (Consumer Staples)......................................        13,900         327,636
                    United Utilities PLC (Utilities).....................................        14,032         138,716
                    Vodafone Group PLC (Information Technology)..........................        66,506         287,917
                    Zeneca Group PLC (Real Estate).......................................        18,500         510,087
                                                                                                           -------------
                                                                                                             19,814,721
                                                                                                           -------------
                    UNITED STATES -- 0.0%
                    Millenium Chemicals, Inc. (Materials)+...............................         1,251          25,802
                                                                                                           -------------
                    TOTAL COMMON STOCK (cost $139,710,238)...............................                   144,732,522
                                                                                                 -------------
                    PREFERRED STOCK -- 1.0%
                    ----------------------------------------------------------------------------------------------------
                    AUSTRALIA -- 0.1%
                    News Corp., Ltd. (Information & Entertainment).......................        22,668          99,631
                                                                                                           -------------
                    BRAZIL -- 0.5%
                    Aracruz Celulose SA (Materials)......................................         9,400          15,106
                    Banco Bradesco SA (Finance)..........................................     7,215,000          52,733
                    Banco do Brasil SA (Finance).........................................       749,000           6,453
                    Banco Estado de Sao Paulo SA (Finance)...............................       436,000           2,528
                    Banco Itau SA (Finance)..............................................        86,000          33,717
                    Cemig Cia Energy MG (Utilities)......................................     1,115,000          35,943
                    Centrais Electricas Brasileiras SA (Utilities).......................       252,000          82,699
                    Ceval Alimentos SA (Consumer Staples)................................       330,000           3,239
                    Companhia Brasileiro de Petroleo Ipiranga (Energy)...................       415,000           5,424
                    Companhia Cervejaraia Brahma (Consumer Staples)......................        65,000          38,446
                    Companhia Energetica de Sao Paulo (Utilities)........................        28,000             907
                    Companhia Siderurgica de Tubarao (Materials).........................       709,000          10,638
                    Companhia Vale do Rio Doce (Materials)...............................         3,192          67,054
                    Itausa Investimentos Itau SA (Finance)...............................        31,000          23,107
                    Klabin Fabricadora (Materials).......................................         8,000           7,667
                    Petroleo Brasileiros SA (Energy).....................................       797,000         109,559
                    Sadia-Concordia SA (Consumer Staples)................................         8,000           6,041

---------------------

                                         PREFERRED STOCK (continued)                          SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    BRAZIL (continued)
                    Telecomunicacoes Brasileirassa SA (Information Technology)...........     2,969,000    $    224,759
                    Telecomunicacoes de Sao Paulo SA (Information Technology)............       260,000          46,060
                    Usinas Siderurgicas de Minas Gerais SA (Materials)...................    16,473,000          16,425
                                                                                                           -------------
                                                                                                                788,505
                                                                                                           -------------
                    GERMANY -- 0.4%
                    RWE AG (Utilities)...................................................         8,500         312,236
                    SAP AG (Materials)...................................................         1,640         225,405
                                                                                                           -------------
                                                                                                                537,641
                                                                                                           -------------
                    ITALY -- 0.0%
                    Fiat SpA (Consumer Discretionary)....................................        35,500          55,032
                                                                                                           -------------
                    TOTAL PREFERRED STOCK (cost $1,299,685)..............................                     1,480,809
                                                                                                           -------------
                                                                                             PRINCIPAL
                    BONDS & NOTES -- 0.0%                                                     AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    FRANCE -- 0.0%
                    Casino Guichard Perrachon et Cie S.C.A. 4.50% 2001
                      (Consumer Discretionary)...........................................   $    43,400          17,702
                    Sodexho SA 6.00% 2004 (Industrial & Commercial)......................        30,000           5,800
                                                                                                           -------------
                                                                                                                 23,502
                                                                                                           -------------
                    TOTAL BONDS & NOTES (cost $15,026)...................................                        23,502

                    RIGHTS -- 0.0%+                                                           SHARES
                    ----------------------------------------------------------------------------------------------------
                    HONG KONG -- 0.0%
                    Hongkong & Shanghai Hotels Ltd. 12/02/96 (Information &
                      Entertainment).....................................................         5,667           3,371
                                                                                                           -------------
                    SPAIN -- 0.0%
                    Aguas de Barcelona 12/18/96 (Consumer Staples).......................         2,234           1,104
                                                                                                           -------------
                    THAILAND -- 0.0%
                    One Holding PCL alien 12/02/96 (Finance).............................         5,600           1,535
                                                                                                           -------------
                    TOTAL RIGHTS (cost $0)...............................................                         6,010
                                                                                                           -------------

                    WARRANTS -- 0.7%+
                    ----------------------------------------------------------------------------------------------------
                    HONG KONG -- 0.0%
                    Peregrine Investment Holdings Ltd. 5/15/98 (Finance).................         1,200             396
                                                                                                           -------------
                    BRAZIL -- 0.7%
                    Banco do Brasil SA, Series A 6/30/01 (Finance).......................       149,800         246,525
                    Banco do Brasil SA, Series B 6/30/06 (Finance).......................       224,700         337,159
                    Banco do Brasil SA, Series C 6/30/11 (Finance).......................       374,500         561,931
                                                                                                           -------------
                                                                                                              1,145,615
                                                                                                           -------------
                    FRANCE -- 0.0%
                    Casino Guichard Perrachon et Cie S.C.A. 12/31/99 (Consumer
                      Discretionary).....................................................           434           4,943
                    Sodexho SA 6/07/04 (Industrial & Commercial).........................             6           1,011
                                                                                                           -------------
                                                                                                                  5,954
                                                                                                           -------------

                                                           ---------------------

                                            WARRANTS (continued)                              SHARES           VALUE
                    ----------------------------------------------------------------------------------------------------
                    HONG KONG -- 0.0%
                    Hong Kong & China Gas Co., Ltd. 9/30/97 (Utilities)..................         8,360    $      5,271
                    Hysan Development Co., Ltd. 4/30/98 (Real Estate)....................         1,300             992
                    Oriental Press Group 10/02/98 (Information & Entertainment)..........         7,600             708
                                                                                                           -------------
                                                                                                                  6,971
                                                                                                           -------------
                    INDONESIA -- 0.0%
                    PT Indah Kiat Pulp & Paper Corp. alien 4/13/01 (Materials)...........         1,653             472
                                                                                                           -------------
                    ITALY -- 0.0%
                    Mediobanca SpA 11/30/99 (Finance)....................................           650             304
                    Riunione Adriatica de Sicur 12/31/97 (Finance).......................           150             220
                    Riunione Adriatica de Sicur 11/30/97 (Finance).......................           250             810
                                                                                                           -------------
                                                                                                                  1,334
                                                                                                           -------------
                    MALAYSIA -- 0.0%
                    Metroplex Bhd 6/20/00 (Real Estate)..................................         1,833             958
                                                                                                           -------------
                    SINGAPORE -- 0.0%
                    Straits Steamship Land Ltd. 12/12/00 (Multi-industry)................         4,750           5,317
                                                                                                           -------------
                    THAILAND -- 0.0%
                    One Holding PCL alien (Finance)......................................         1,120               0
                                                                                                           -------------
                    TOTAL WARRANTS (cost $12,230)........................................                     1,167,017
                                                                                                           -------------
                    TOTAL INVESTMENT SECURITIES (cost $141,037,179)......................                   147,409,860
                                                                                                           -------------
                                                                                             PRINCIPAL
                    REPURCHASE AGREEMENT -- 6.9%                                              AMOUNT
                    ----------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT -- 6.9%
                    Agreement with State Street Bank & Trust Co., bearing interest of
                      4.75% dated 11/29/96, to be repurchased 12/02/96 in the amount of
                      $10,821,282 and collateralized by $10,845,000 U.S. Treasury Notes
                      8.50% due 5/15/97 (cost $10,817,000)...............................   $10,817,000      10,817,000
                                                                                                           -------------
                    TOTAL INVESTMENTS --
                      (cost $151,854,179)                              100.8%                              $158,226,860
                    Liabilities in excess of other assets --            (0.8)                                (1,218,467)
                                                                       -------                             -------------
                    NET ASSETS --                                      100.0%                              $157,008,393
                                                                       =======                            ==============

              -----------------------------

              +   Non-income producing securities

              (1) Fair valued security; see Note 2

---------------------

                                    OPEN FORWARD FOREIGN CURRENCY CONTRACTS
                    -----------------------------------------------------------------------

                        CONTRACT                IN            DELIVERY     GROSS UNREALIZED
                       TO DELIVER          EXCHANGE FOR         DATE         APPRECIATION
                    -----------------------------------------------------------------------
                     DEM    3,444,825     USD   2,300,000      12/27/96      $     56,327
                     DEM      213,440     USD     142,000      12/27/96             2,983
                     DEM    1,825,260     USD   1,200,000      12/27/96            11,178
                     DEM   12,254,119     USD   8,052,914      01/24/97            57,779
                     FRF   29,878,780     USD   5,900,000      02/24/97           152,592
                     FRF    5,948,675     USD   1,180,000      02/24/97            35,728
                     FRF    3,720,555     USD     725,000      02/24/97             9,323
                     JPY  242,425,842     USD   2,139,492      12/16/96             5,205
                    *JPY  122,773,950     USD   1,149,138      12/16/96            71,228
                    *JPY  294,992,500     USD   2,762,102      12/16/96           172,177
                    *JPY   47,341,550     USD     417,806      12/16/96             2,164
                     JPY  484,560,000     USD   4,500,000      12/27/96           226,359
                     JPY   53,965,000     USD     500,000      12/27/96            24,048
                     JPY  187,289,000     USD   1,700,000      12/27/96            48,180
                     JPY  186,889,700     USD   1,670,000      12/27/96            21,701
                     JPY  289,767,392     USD   2,573,766      01/30/97             7,100
                     JPY  837,976,008     USD   7,600,000      02/21/97           156,325
                     NLG    5,371,407     USD   3,190,524      02/10/97            59,960
                                                                              -----------
                                                                                1,120,357
                                                                              -----------
                                                                           GROSS UNREALIZED
                                                                             DEPRECIATION
                    -----------------------------------------------------------------------
                    *USD    4,200,000     JPY   465,108,000    12/16/96      $   (116,523)
                                                                              -----------
                          Net Unrealized Appreciation..................      $  1,003,834
                                                                              ===========

              -----------------------------

              * Represents open forward foreign currency contracts and
                offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk

                    DEM -- Deutsche Mark              NLG -- Netherlands Guilder
                    FRF -- French Franc               USD -- United States Dollar
                    JPY -- Japanese Yen

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    AGGRESSIVE GROWTH PORTFOLIO INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996

                                             COMMON STOCK -- 90.4%                              SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------

                    CONSUMER DISCRETIONARY -- 5.2%
                    Apparel & Textiles -- 1.9%
                    Gucci Group NV ADR.....................................................        2,000    $   146,750
                    NIKE, Inc., Class B....................................................        2,000        113,750
                    North Face, Inc.+......................................................        2,000         44,250
                    Reebok International Ltd. .............................................        7,000        266,000
                    Tommy Hilfiger Corp.+..................................................        2,000        108,000

                    Retail -- 3.3%
                    Kenneth Cole Productions, Inc., Class A+...............................       10,000        158,750
                    Neiman Marcus Group, Inc.+.............................................        7,000        243,250
                    Nu Skin Asia Pacific, Inc., Class A....................................       10,700        316,988
                    Tiffany & Co. .........................................................        5,000        184,375
                    Woolworth Corp.+.......................................................       10,000        240,000
                                                                                                            -------------
                                                                                                              1,822,113
                                                                                                            -------------
                    CONSUMER STAPLES -- 1.6%
                    Food, Beverage & Tobacco -- 0.3%
                    Northland Cranberries, Inc. ...........................................        5,000        111,250

                    Household Products -- 1.3%
                    Samsonite Corp.+.......................................................       11,600        439,350
                                                                                                            -------------
                                                                                                                550,600
                                                                                                            -------------
                    ENERGY -- 20.1%
                    Energy Services -- 17.8%
                    Cooper Cameron, Corp.+.................................................        5,000        328,750
                    Diamond Offshore Drilling, Inc.+.......................................        2,000        127,500
                    Falcon Drilling, Inc.+.................................................       10,000        400,000
                    Flores & Rucks, Inc.+..................................................        5,000        245,625
                    Global Marine, Inc.+...................................................       15,200        296,400
                    Marine Drilling Co., Inc.+.............................................       10,000        158,750
                    McDermott International, Inc. .........................................       15,000        266,250
                    Nabors Industries, Inc.+...............................................       10,000        193,750
                    Noble Drilling Corp.+..................................................       18,000        346,500
                    Patterson Energy, Inc.+................................................       12,000        333,000
                    Reading & Bates Corp.+.................................................       15,000        435,000
                    Seacor Holdings, Inc.+.................................................        9,000        569,250
                    Transocean Offshore, Inc. .............................................        4,820        290,405
                    Trico Marine Services, Inc.+...........................................       25,000      1,062,500
                    United Meridian Corp.+.................................................       10,000        510,000
                    UTI Energy Corp.+......................................................       11,000        342,375
                    Varco International, Inc.+.............................................        6,400        146,400
                    Weatherford Enterra, Inc.+.............................................        7,000        213,500

                    Energy Sources -- 2.3%
                    American Exploration Co.+..............................................       15,000        245,625
                    Arakis Energy Corp.+...................................................       20,000        118,750
                    KN Energy, Inc. .......................................................        5,000        203,125
                    Pogo Producing Co. ....................................................        5,000        220,000
                                                                                                            -------------
                                                                                                              7,053,455
                                                                                                            -------------

---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    FINANCE -- 7.8%
                    Banks -- 0.8%
                    Long Island Bancorp, Inc. .............................................        5,867    $   187,377
                    PNC Bank Corp. ........................................................        2,400         94,800

                    Financial Services -- 5.9%
                    Aames Financial Corp. .................................................        2,000         85,750
                    Alex Brown, Inc. ......................................................        2,000        120,250
                    Allmerica Financial Corp. .............................................        5,000        165,625
                    Associates First Capital Corp., Class A................................        5,000        241,875
                    Bay View Capital Corp. ................................................       10,000        412,500
                    Capital One Financial Corp. ...........................................        6,000        216,750
                    Emergent Group, Inc.+..................................................       10,000        118,750
                    Household International, Inc. .........................................        2,000        189,500
                    Intermediate Regional Financial Group, Inc. ...........................        9,000        316,125
                    Metris Cos., Inc.+.....................................................        9,500        223,250

                    Insurance -- 1.1%
                    Lawyers Title Corp. ...................................................        7,000        133,000
                    Penn Treaty American Corp.+............................................       10,000        242,500
                                                                                                            -------------
                                                                                                              2,748,052
                                                                                                            -------------
                    HEALTHCARE -- 7.1%
                    Drugs -- 4.0%
                    Agouron Pharmaceuticals, Inc.+.........................................        5,000        274,375
                    Biogen, Inc.+..........................................................       10,000        382,500
                    Guilford Pharmaceuticals, Inc. ........................................        9,600        169,200
                    Ligand Pharmaceuticals, Inc., Class B+.................................       10,000        120,625
                    Teva Pharmaceutical Industries Ltd. ADR................................       10,100        467,125

                    Health Services -- 2.4%
                    Genset ADR.+...........................................................        5,000         85,625
                    HBO & Co. .............................................................        5,000        284,375
                    Maxicare Health Plans, Inc.+...........................................       15,000        309,375
                    NovaCare, Inc.+........................................................       20,000        170,000

                    Medical Products -- 0.7%
                    Boston Scientific Corp.+...............................................        3,000        175,125
                    Nitinol Medical Technologies, Inc.+....................................        5,000         54,375
                                                                                                            -------------
                                                                                                              2,492,700
                                                                                                            -------------
                    INDUSTRIAL & COMMERCIAL -- 7.4%
                    Aerospace & Military Technology -- 0.8%
                    Hexcel Corp.+..........................................................       10,000        181,250
                    REMEC, Inc.+...........................................................        5,100         97,537

                    Business Services -- 4.5%
                    Culligan Water Technologies, Inc.+.....................................       10,000        372,500
                    Global DirectMail Corp.+...............................................        3,000        135,000
                    Lason Holdings, Inc.+..................................................        2,000         39,000
                    National Data Corp. ...................................................        6,000        239,250
                    Philip Environmental, Inc. ............................................       10,000        130,000
                    Registry, Inc.+........................................................        5,000        244,375
                    TeleSpectrum Worldwide, Inc.+..........................................       15,000        266,250
                    United States Filter Corp. ............................................        5,000        171,250

                    Electrical Equipment -- 0.1%
                    Thermo Optek Corp.+....................................................        2,000         24,250

                                                           ---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    INDUSTRIAL & COMMERCIAL (continued)
                    Multi-Industry -- 2.0%
                    Rockwell International Corp. ..........................................        5,000    $   321,250
                    Tyco International Ltd. ...............................................        7,000        383,250
                                                                                                            -------------
                                                                                                              2,605,162
                                                                                                            -------------
                    INFORMATION & ENTERTAINMENT -- 5.6%
                    Broadcasting & Media -- 2.6%
                    BTG, Inc.+.............................................................       12,200        245,525
                    Cox Radio, Inc., Class A+..............................................        4,000         70,000
                    Mecklermedia Corp.+....................................................       20,400        413,100
                    Univision Communications, Inc., Class A+...............................        5,000        198,750

                    Communication Equipment -- 0.1%
                    ANADIGICS, Inc.+.......................................................          700         26,250

                    Entertainment Products -- 0.6%
                    Panavision, Inc. ......................................................       10,000        223,750

                    Leisure & Tourism -- 2.3%
                    Extended Stay America, Inc.+...........................................        4,000         83,000
                    HFS, Inc.+.............................................................        2,000        129,500
                    Mirage Resorts, Inc.+..................................................        6,000        144,750
                    Promus Hotel Corp.+....................................................        5,000        161,250
                    Sabre Group Holdings, Inc., Class A+...................................        6,300        184,275
                    Suburban Lodges America, Inc.+.........................................        5,000         86,250
                                                                                                            -------------
                                                                                                              1,966,400
                                                                                                            -------------
                    INFORMATION TECHNOLOGY -- 31.5%
                    Communication Equipment -- 2.2%
                    ADC Telecommunications, Inc.+..........................................       10,000        362,500
                    Tellabs, Inc.+.........................................................       10,000        397,500

                    Computers & Business Equipment -- 8.1%
                    3Com Corp.+............................................................        3,000        225,375
                    Adaptec, Inc.+.........................................................       10,000        372,500
                    BDM International, Inc.+...............................................        2,000         94,000
                    Cabletron Systems, Inc.+...............................................       10,000        403,750
                    Cascade Communications Co.+............................................        2,000        138,250
                    Cognos, Inc.+..........................................................       10,000        380,000
                    Compaq Computer, Corp.+................................................        3,000        237,750
                    Lexmark International Group, Inc., Class A+............................       15,000        388,125
                    Quantum Corp.+.........................................................       10,000        267,500
                    Security Dynamics Technologies, Inc.+..................................        2,000         82,250
                    Sun Microsystems, Inc.+................................................        3,000        174,750
                    United States Office Products Co.+.....................................        3,100         96,100

                    Electronics -- 8.8%
                    Analog Devices, Inc.+..................................................        5,000        160,625
                    Chips & Technologies, Inc.+............................................       20,000        421,250
                    Concord EFS, Inc. .....................................................       10,000        291,250
                    Cymer, Inc.+...........................................................       10,000        332,500
                    Diebold, Inc. .........................................................        4,105        244,761
                    ESS Technology, Inc.+..................................................       10,000        197,500
                    Integrated Device Technology, Inc.+....................................       20,000        248,750
                    KLA Instruments, Corp.+................................................       10,000        355,000
                    Linear Technology Corp. ...............................................        2,000         94,250
                    LSI Logic Corp.+.......................................................        5,000        150,625
                    Maxim Integrated Products, Inc.+.......................................        2,000         92,750
                    Micrel, Inc.+..........................................................        3,000         75,375
                    Novellus Systems, Inc.+................................................        5,000        287,500
                    Vitesse Semiconductor Corp.+...........................................        3,000        143,250

---------------------

                                           COMMON STOCK (continued)                             SHARES         VALUE
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY (continued)
                    Software -- 7.1%
                    BMC Software, Inc.+....................................................        2,000    $    87,000
                    Cadence Design Systems, Inc.+..........................................        5,000        199,375
                    Cisco Systems, Inc.+...................................................        3,000        203,625
                    Geoworks+..............................................................        1,000         22,000
                    Ingram Micro, Inc., Class A+...........................................       10,000        246,250
                    Microsoft Corp.+.......................................................        2,000        313,750
                    Parametric Technology Corp.+...........................................        5,000        271,875
                    Rational Software Corp.+...............................................        5,000        176,250
                    Segue Software, Inc.+..................................................       20,000        255,000
                    Trusted Information Systems, Inc.+.....................................        3,000         36,000
                    Veritas DGC, Inc.+.....................................................       10,000        213,750
                    Veritas Software Co. ..................................................        3,000        139,125
                    Viasoft, Inc.+.........................................................        6,000        271,500
                    Videoserver, Inc.+.....................................................        1,050         51,450

                    Telecommunications -- 5.3%
                    Lucent Technologies, Inc. .............................................       10,000        512,500
                    Pacific Gateway Exchange, Inc.+........................................       10,000        281,250
                    PairGain Technologies, Inc.+...........................................        4,300        274,662
                    Telco Systems, Inc.+...................................................       10,000        178,750
                    Teleport Communications Group, Class A+................................       10,000        331,250
                    Verilink Corp.+........................................................       10,000        300,000
                                                                                                            -------------
                                                                                                             11,081,098
                                                                                                            -------------
                    MATERIALS -- 0.9%
                    Chemicals -- 0.9%
                    Nalco Chemical Co. ....................................................        3,000        114,375
                    Praxair, Inc. .........................................................        4,000        194,500
                                                                                                            -------------
                                                                                                                308,875
                                                                                                            -------------
                    REAL ESTATE -- 2.5%
                    Real Estate Companies -- 0.6%
                    Green Tree Financial Corp. ............................................        5,000        209,375

                    Real Estate Investment Trusts -- 1.9%
                    Bay Apartment Communities, Inc. .......................................        5,000        162,500
                    Innkeepers USA Trust...................................................       20,000        250,000
                    Starwood Lodging Trust+................................................        5,000        238,750
                                                                                                            -------------
                                                                                                                860,625
                                                                                                            -------------
                    UTILITIES -- 0.7%
                    Gas & Pipeline Utilities -- 0.7%
                    El Paso Natural Gas Co. ...............................................        5,000        250,000
                                                                                                            -------------
                    TOTAL COMMON STOCK (cost $28,763,635)..................................                  31,739,080
                                                                                                            -------------

                    WARRANTS -- 1.0%+
                    ----------------------------------------------------------------------------------------------------
                    INFORMATION TECHNOLOGY -- 1.0%
                    Electronics -- 1.0%
                    Intel Corp. 3/14/98 (cost $235,232)....................................        4,000        351,000
                                                                                                            -------------
                    TOTAL INVESTMENT SECURITIES (cost $28,998,867).........................                  32,090,080
                                                                                                            -------------

                                                           ---------------------

                                                                                              PRINCIPAL
                                         REPURCHASE AGREEMENT -- 8.0%                           AMOUNT         VALUE
                    ----------------------------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT -- 8.0%
                    Joint Repurchase Agreement Account (Note 3)
                      (cost $2,812,000)....................................................   $2,812,000    $ 2,812,000
                                                                                                            -------------
                    TOTAL INVESTMENTS --
                      (cost $31,810,867)                                 99.4%                               34,902,080
                    Other assets less liabilities --                      0.6                                   222,222
                                                                        -----                               -------------
                    NET ASSETS --                                       100.0%                              $35,124,302
                                                                        =====                               =============

              -----------------------------

              + Non-income producing securities

              ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------

                      (This page intentionally left blank)

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    NOVEMBER 30, 1996

                                                                     CASH         GLOBAL       CORPORATE     HIGH-YIELD
                                                                  MANAGEMENT       BOND          BOND           BOND
     -------------------------------------------------------------------------------------------------------------------
     ASSETS:
     Investment securities, at value*...........................  $        --   $55,068,056   $34,813,533   $110,313,939
     Short-term securities*.....................................   85,399,799    13,051,000     2,024,417             --
     Repurchase agreements (cost equals market).................    5,615,000            --            --      3,610,000
     Cash.......................................................          626           486           182             --
     Foreign currency...........................................           --           179            --             --
     Receivables for --
      Dividends and accrued interest............................      682,900     1,077,171       688,681      1,348,838
      Fund shares sold..........................................      206,746        36,029        34,595        171,705
      Foreign currency contracts................................           --     5,516,556            --             --
      Sales of investments......................................           --     2,524,512       742,225             --
      Variation margin on futures contracts.....................           --            --            --             --
     Deferred organizational expenses...........................        8,392         4,639         4,639          4,493
     Prepaid expenses...........................................        5,647         2,155         1,081          3,406
     Unrealized appreciation on forward foreign currency
      contracts.................................................           --       755,339            --             --
     Due from adviser...........................................           --            --            --             --
                                                                  ------------------------------------------------------
                                                                   91,919,110    78,036,122    38,309,353    115,452,381
                                                                  ------------------------------------------------------
     LIABILITIES:
     Payables for --
      Fund shares redeemed......................................      583,518        26,851        18,021         31,652
      Management fees...........................................       50,500        39,696        20,956         61,082
      Foreign currency contracts................................           --     5,525,813            --             --
      Purchases of investments..................................           --     3,752,561     1,042,639      2,000,000
     Other accrued expenses.....................................       38,296        32,202        20,330         30,723
     Unrealized depreciation on forward foreign currency
      contracts.................................................           --       437,582            --             --
     Due to custodian bank......................................           --            --            --         99,831
                                                                  ------------------------------------------------------
                                                                      672,314     9,814,705     1,101,946      2,223,288
                                                                  ------------------------------------------------------
     NET ASSETS.................................................  $91,246,796   $68,221,417   $37,207,407   $113,229,093
                                                                  ======================================================
     Shares of beneficial interest outstanding
      (unlimited shares authorized).............................    8,479,746     5,984,546     3,354,369     10,252,646
     Net asset value per share..................................       $10.76        $11.40        $11.09         $11.04
                                                                  ======================================================
     COMPOSITION OF NET ASSETS:
     Capital paid in............................................  $84,932,639   $61,387,868   $34,823,040   $107,922,671
     Accumulated undistributed net investment income............    6,322,183     4,377,089     2,004,899      8,882,962
     Accumulated undistributed net realized gain (loss) on
      investments, future contracts and options contracts.......       (1,609)       91,471      (779,651)    (8,469,821)
     Unrealized appreciation (depreciation) on investments......       (6,417)    2,040,685     1,159,119      4,893,281
     Unrealized foreign exchange gain (loss) on other assets and
      liabilities...............................................           --       324,304            --             --
     Unrealized appreciation on futures contracts...............           --            --            --             --
                                                                  ------------------------------------------------------
                                                                  $91,246,796   $68,221,417   $37,207,407   $113,229,093
                                                                  ======================================================
     ---------------
     * Cost
      Investment securities.....................................  $        --   $53,027,371   $33,656,304   $105,420,658
                                                                  ======================================================
      Short-term securities.....................................  $85,406,216   $13,051,000   $ 2,022,527   $         --
                                                                  ======================================================

                                                                                               BALANCED/
                                                                  WORLDWIDE                     PHOENIX
                                                                    HIGH        SUNAMERICA     INVESTMENT
                                                                   INCOME        BALANCED       COUNSEL
     -------------------------------------------------------------------------------------------------------------------
     ASSETS:
     Investment securities, at value*...........................  $43,004,340   $ 8,382,188   $65,078,152
     Short-term securities*.....................................    1,672,625            --    10,481,073
     Repurchase agreements (cost equals market).................    4,207,000     1,605,000            --
     Cash.......................................................       12,411         2,409         1,084
     Foreign currency...........................................       47,598            --            --
     Receivables for --
      Dividends and accrued interest............................      826,307        20,558       238,833
      Fund shares sold..........................................      197,951        23,328       139,720
      Foreign currency contracts................................           --            --            --
      Sales of investments......................................    1,833,978       215,415       209,468
      Variation margin on futures contracts.....................           --            --            --
     Deferred organizational expenses...........................           --            --            --
     Prepaid expenses...........................................        1,489           214         1,881
     Unrealized appreciation on forward foreign currency
      contracts.................................................           --            --            --
     Due from adviser...........................................           --            --            --
                                                                   --------------------------------------
                                                                   51,803,699    10,249,112    76,150,211
                                                                   --------------------------------------
     LIABILITIES:
     Payables for --
      Fund shares redeemed......................................       10,417           965        (6,633)
      Management fees...........................................       37,932         5,263        38,201
      Foreign currency contracts................................           --            --            --
      Purchases of investments..................................    2,528,539         8,000     6,073,213
     Other accrued expenses.....................................       22,314        11,090        24,872
     Unrealized depreciation on forward foreign currency
      contracts.................................................           --            --            --
     Due to custodian bank......................................           --            --            --
                                                                   --------------------------------------
                                                                    2,599,202        25,318     6,129,653
                                                                   --------------------------------------
     NET ASSETS.................................................  $49,204,497   $10,223,794   $70,020,558
                                                                   ======================================
    Shares of beneficial interest outstanding
      (unlimited shares authorized).............................    3,686,196       918,897     5,136,034
     Net asset value per share..................................       $13.35        $11.13        $13.63
                                                                   ======================================
     COMPOSITION OF NET ASSETS:
     Capital paid in............................................  $40,168,259   $ 9,316,155   $60,805,241
     Accumulated undistributed net investment income............    3,097,896        56,068     1,258,279
     Accumulated undistributed net realized gain (loss) on
      investments, future contracts and options contracts.......    3,041,491        28,763     2,090,909
     Unrealized appreciation (depreciation) on investments......    2,901,328       822,808     5,866,129
     Unrealized foreign exchange gain (loss) on other assets and
      liabilities...............................................       (4,477)           --            --
     Unrealized appreciation on futures contracts...............           --            --            --
                                                                   --------------------------------------
                                                                  $49,204,497   $10,223,794   $70,020,558
                                                                   ======================================
     ---------------
     * Cost
      Investment securities.....................................  $40,068,547   $ 7,559,380   $59,211,897
                                                                   ======================================
      Short-term securities.....................................  $ 1,707,090   $        --   $10,481,199
                                                                   ======================================

    See Notes to Financial Statements

---------------------

                                                    ASSET                      GROWTH-       FEDERATED      VENTURE
                                                  ALLOCATION     UTILITY        INCOME         VALUE         VALUE
                                                 ---------------------------------------------------------------------
ASSETS:
Investment securities, at value*...............  $295,590,649   $6,089,127   $305,430,493   $11,351,546   $470,817,990
 Short-term securities*........................    10,172,234      335,000     19,301,187       964,000     45,662,541
Repurchase agreements (cost equals market).....    31,386,000           --             --            --             --
Cash...........................................           604          481      3,993,576           941         42,167
Foreign currency...............................            --          156             --            --             --
Receivables for--
 Dividends and accrued interest................     1,976,320       24,086        454,314        25,821        580,531
Fund shares sold...............................       403,055       31,422        510,742       191,156      1,291,724
Foreign currency contracts.....................            --       27,262             --            --             --
Sales of investments...........................    19,577,992           --             --            --             --
Variation margin on futures contracts..........       125,892           --         51,750            --             --
Deferred organizational expenses...............         4,639           --          4,493            --             --
Prepaid expenses...............................         8,641          124          8,062           208         11,793
Unrealized appreciation on forward foreign
 currency contracts............................            --           --             --            --             --
Due from adviser...............................            --        2,048             --            --             --
                                                 ---------------------------------------------------------------------
                                                  359,246,026    6,509,706    329,754,617    12,533,672    518,406,746
                                                 ---------------------------------------------------------------------
LIABILITIES
Payables for --
 Fund shares redeemed..........................       160,177          544         73,430         1,496        265,917
 Management fees...............................       157,566        3,589        159,693         6,830        298,344
 Foreign currency contracts....................            --       27,262             --            --             --
 Purchases of investments......................    42,456,796      168,966      3,992,876        52,272      1,325,443
Other accrued expenses.........................        83,061       10,698         65,293        13,546        103,671
Unrealized depreciation on forward foreign
 currency contracts............................            --           --             --            --             --
Due to custodian bank..........................            --           --             --            --             --
                                                 ---------------------------------------------------------------------
                                                   42,857,600      211,059      4,291,292        74,144      1,993,375
                                                 ---------------------------------------------------------------------
NET ASSETS.....................................  $316,388,426   $6,298,647   $325,463,325   $12,459,528   $516,413,371
                                                 ---------------------------------------------------------------------
                                                 ---------------------------------------------------------------------
Shares of beneficial interest outstanding
(unlimited shares authorized)..................    21,790,902      585,876     19,355,026     1,124,250     30,564,207
Net asset value per share......................        $14.52       $10.75         $16.82        $11.08         $16.90
                                                 ---------------------------------------------------------------------
                                                 ---------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Capital paid in................................  $251,012,742   $5,916,489   $239,798,335   $11,245,757   $412,229,764
Accumulated undistributed net investment
 income........................................     8,660,644       81,475      2,766,743        40,137      3,382,016
Accumulated undistributed net realized gain
 (loss on investments, future contracts
 and options contracts.........................    19,449,365       12,853     14,863,765       (22,475)     9,681,750
Unrealized appreciation (depreciation) on
 investments...................................    36,004,144      287,691     67,072,101     1,196,109     91,119,500
Unrealized foreign exchange gain (loss) on
 other assets and liabilities..................            --          139             --            --            341
Unrealized appreciation on future contracts....     1,261,531           --        962,381            --             --
                                                 ---------------------------------------------------------------------
                                                 ---------------------------------------------------------------------
                                                 $316,388,426   $6,298,647   $325,463,325   $12,459,528   $516,413,371
                                                 ---------------------------------------------------------------------
                                                 ---------------------------------------------------------------------
* Cost
Investment securities..........................  $259,580,687   $5,801,436   $238,355,190   $10,155,437   $379,698,490
                                                 ---------------------------------------------------------------------
                                                 ---------------------------------------------------------------------
Short-term securities..........................  $ 10,178,052   $  335,000   $ 19,304,389   $   964,000   $ 45,662,541
                                                 ---------------------------------------------------------------------
                                                 ---------------------------------------------------------------------


                                                                  GROWTH/
                                                                  PHOENIX                                  INTERNATIONAL
                                                  ALLIANCE      INVESTMENT      PROVIDENT        GLOBAL     DIVERSIFIED
                                                    GROWTH        COUNSEL         GROWTH        EQUITIES       EQUITIES
                                                 ---------------------------------------------------------------------
ASSETS:
Investment securities, at value*...............  $379,243,925   $163,462,090   $154,538,664   $239,160,707   $147,409,860
 Short-term securities*........................     1,130,589     22,848,833             --     10,826,000             --
Repurchase agreements (cost equals market).....            --             --      6,998,000             --     10,817,000
Cash...........................................           893          1,900             79            931            543
Foreign currency...............................            --             --             --        183,362        209,589
Receivables for--
 Dividends and accrued interest................       184,116        189,834         67,208        521,766        387,331
Fund shares sold...............................       807,750        104,831        223,222        241,255        525,802
Foreign currency contracts.....................            --             --             --             --      3,441,779
Sales of investments...........................     3,127,265             --        400,831        520,538        323,521
Variation margin on futures contracts..........        13,800             --             --             --             --
Deferred organizational expenses...............         4,493          5,069          4,493          4,493             --
Prepaid expenses...............................         8,444          5,299          4,380          6,968          3,989
Unrealized appreciation on forward foreign
 currency contracts............................            --             --             --             --      1,120,357
Due from adviser...............................            --             --             --             --             --
                                                 ---------------------------------------------------------------------
                                                  384,521,275    186,617,856    162,236,877    251,466,020    164,239,771
                                                 ---------------------------------------------------------------------
LIABILITIES
Payables for --
 Fund shares redeemed..........................       172,208        102,648         56,930         67,053         29,170
 Management fees...............................       179,786         97,211        103,593        153,805        122,121
 Foreign currency contracts....................            --             --                            --      3,431,383
 Purchases of investments......................     2,728,676             --      1,964,853      4,617,059      3,367,273
Other accrued expenses.........................        73,932         50,419         38,456        146,097        164,908
Unrealized depreciation on forward foreign
 currency contracts............................            --             --             --             --        116,523
Due to custodian bank..........................            --             --             --             --             --
                                                 ---------------------------------------------------------------------
                                                    3,154,602        250,278      2,163,832      4,984,014      7,231,378
                                                 ---------------------------------------------------------------------
NET ASSETS.....................................  $381,366,673   $186,367,578   $160,073,045   $246,482,006   $157,008,393
                                                 ---------------------------------------------------------------------
                                                 ---------------------------------------------------------------------
Shares of beneficial interest outstanding
(unlimited shares authorized)..................    20,365,649     12,955,501     10,189,121     16,515,390     13,810,494
Net asset value per share......................        $18.73         $14.39         $15.71         $14.92         $11.37
                                                 ---------------------------------------------------------------------
                                                 ---------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Capital paid in................................  $290,961,176   $141,611,796   $109,285,958   $201,906,166   $144,459,565
Accumulated undistributed net investment
 income........................................     1,193,834      1,322,795             --      2,209,001      4,077,453
Accumulated undistributed net realized gain
 (loss on investments, future contracts
 and options contracts.........................    21,987,346     16,104,014      5,451,594     11,975,206      1,101,846
Unrealized appreciation (depreciation) on
 investments...................................    66,826,817     27,328,973     45,335,493     30,389,997      6,372,681
Unrealized foreign exchange gain (loss) on
 other assets and liabilities..................            --             --             --          1,636        996,848
Unrealized appreciation on future contracts....       397,500             --             --             --             --
                                                 ---------------------------------------------------------------------
                                                 ---------------------------------------------------------------------
                                                 $381,366,673   $186,367,578   $160,073,045   $246,482,006   $157,008,393
                                                 ---------------------------------------------------------------------
                                                 ---------------------------------------------------------------------
* Cost
Investment securities..........................  $312,417,108   $136,132,691   $109,203,171   $208,770,710   $141,037,179
                                                 ---------------------------------------------------------------------
                                                 ---------------------------------------------------------------------
Short-term securities..........................  $  1,130,589   $ 22,849,259   $         --   $ 10,826,000   $         --
                                                 ---------------------------------------------------------------------
                                                 ---------------------------------------------------------------------


                                                 AGGRESSIVE
                                                   GROWTH
                                                 ---------------------------------------------------------------------
ASSETS:
Investment securities, at value*...............  $32,090,080
 Short-term securities*........................           --
Repurchase agreements (cost equals market).....    2,812,000
Cash...........................................           --
Foreign currency...............................           --
Receivables for--
 Dividends and accrued interest................        7,634
Fund shares sold...............................      178,373
Foreign currency contracts.....................           --
Sales of investments...........................      148,677
Variation margin on futures contracts..........           --
Deferred organizational expenses...............           --
Prepaid expenses...............................          597
Unrealized appreciation on forward foreign
 currency contracts............................           --
Due from adviser...............................           --
                                                 ---------------------------------------------------------------------
                                                  35,237,361
                                                 ---------------------------------------------------------------------
LIABILITIES
Payables for --
 Fund shares redeemed..........................        3,918
 Management fees...............................       19,189
 Foreign currency contracts....................           --
 Purchases of investments......................       30,543
Other accrued expenses.........................       16,658
Unrealized depreciation on forward foreign
 currency contracts............................           --
Due to custodian bank..........................       42,751
                                                 ---------------------------------------------------------------------
                                                     113,059
                                                 ---------------------------------------------------------------------
NET ASSETS.....................................  $35,124,302
                                                 ---------------------------------------------------------------------
                                                 ---------------------------------------------------------------------
Shares of beneficial interest outstanding
(unlimited shares authorized)..................    3,389,423
Net asset value per share......................       $10.36
                                                 ---------------------------------------------------------------------
                                                 ---------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Capital paid in................................  $32,699,261
Accumulated undistributed net investment
 income........................................       39,730
Accumulated undistributed net realized gain
 (loss on investments, future contracts
 and options contracts.........................     (705,902)
Unrealized appreciation (depreciation) on
 investments...................................    3,091,213
Unrealized foreign exchange gain (loss) on
 other assets and liabilities..................           --
Unrealized appreciation on future contracts....           --
                                                 ---------------------------------------------------------------------
                                                 ---------------------------------------------------------------------
                                                 $35,124,302
                                                 ---------------------------------------------------------------------
                                                 ---------------------------------------------------------------------
* Cost
Investment securities..........................  $28,998,867
                                                 ---------------------------------------------------------------------
                                                 ---------------------------------------------------------------------
Short-term securities..........................  $        --
                                                 ---------------------------------------------------------------------
                                                 ---------------------------------------------------------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE YEAR ENDED NOVEMBER 30, 1996

                                                                                                                       BALANCED/
                                                                                              WORLDWIDE                 PHOENIX
                                            CASH        GLOBAL     CORPORATE    HIGH-YIELD       HIGH      SUNAMERICA INVESTMENT
                                         MANAGEMENT      BOND         BOND         BOND         INCOME     BALANCED#    COUNSEL
    -----------------------------------------------------------------------------------------------------------------------------
    Income:
      Interest.........................  $7,122,754   $3,981,095   $2,327,756   $ 9,574,555   $4,274,935   $ 62,733   $1,466,951
      Dividends........................          --           --           --        46,590       15,366     22,547      358,182
                                         ----------------------------------------------------------------------------------------
          Total income*................   7,122,754    3,981,095    2,327,756     9,621,145    4,290,301     85,280    1,825,133
                                         ----------------------------------------------------------------------------------------
    Expenses:
      Management fees..................     694,655      458,390      230,031       638,948      368,821     20,449      354,683
      Custodian fees...................      57,365       74,265       53,480        46,245       42,745     14,675       50,550
      Reports to investors.............      17,845        9,715       16,635        14,330        5,900        735        8,300
      Auditing fees....................      10,990       10,400        7,245        13,005        8,515      5,350       11,445
      Amortization of organizational
        expenses.......................       7,192        3,964        3,964         3,832        1,798         --           --
      Trustees' fees...................       2,285        1,207          507         1,705          628         74          913
      Legal fees.......................         905          145        5,775           700          155        124          940
      Interest expense.................          --           --           --         7,414        7,207         --           --
      Other expenses...................       4,114        2,324          724         2,944          603        297          682
                                         ----------------------------------------------------------------------------------------
        Total expenses before
          reimbursement................     795,351      560,410      318,361       729,123      436,372     41,704      427,513
        Expenses reimbursed by the
          investment adviser...........          --           --           --            --           --    (12,492)          --
                                         ----------------------------------------------------------------------------------------
    Net investment income (loss).......   6,327,403    3,420,685    2,009,395     8,892,022    3,853,929     56,068    1,397,620
                                         ----------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS AND FOREIGN
      CURRENCIES:
      Net realized gain (loss) on
        investments....................      (1,609)     845,133     (242,797)      567,983    2,578,602     28,763    2,107,376
      Net realized gain (loss) on
        futures and options
        contracts......................          --       59,164     (180,880)           --           --         --           --
      Net realized foreign exchange
        gain (loss) on other assets and
        liabilities....................          --    1,545,047           --            --          785         --           --
      Change in unrealized
        appreciation/depreciation on
        investments....................      (9,491)   1,124,599      647,548     4,227,884    2,512,138    822,808    3,902,857
      Change in unrealized foreign
        exchange gain/loss on other
        assets and liabilities.........          --     (253,318)          --            --       (4,477)        --           --
      Change in unrealized
        appreciation/depreciation on
        futures contracts..............          --           --      (39,889)           --           --         --           --
                                         ----------------------------------------------------------------------------------------
      Net realized and unrealized gain
        (loss) on investments and
        foreign currencies.............     (11,100)   3,320,625      183,982     4,795,867    5,087,048    851,571    6,010,233
                                         ----------------------------------------------------------------------------------------
    NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS........  $6,316,303   $6,741,310   $2,193,377   $13,687,889   $8,940,977   $907,639   $7,407,853
                                         ========================================================================================
    ---------------
    * Net of foreign withholding taxes
     on interest and dividends of:.....  $       --   $   44,228   $      500   $        --   $      994   $    216   $    1,389
                                         ========================================================================================

    # Commenced operations June 3, 1996
    See Notes to Financial Statements

---------------------

                                                    ASSET                   GROWTH-       FEDERATED        VENTURE      ALLIANCE
                                                 ALLOCATION    UTILITY#     INCOME          VALUE#          VALUE        GROWTH
                                                 ---------------------------------------------------------------------------------

Income:
 Interest......................................  $ 7,138,642   $  6,557   $   624,063   $        9,153   $ 1,803,954   $   273,003
 Dividends.....................................    3,835,134     94,594     3,790,860           64,547     4,411,641     2,624,079
                                                 ---------------------------------------------------------------------------------
      Total income*............................   10,973,776    101,151     4,414,923           73,700     6,215,595     2,897,082
                                                 ---------------------------------------------------------------------------------
Expenses:
 Management fees...............................    1,616,647     13,890     1,476,902           23,973     2,305,064     1,522,222
 Custodian fees................................      128,585     15,695        77,065           19,060       152,435        81,580
 Reports to investors..........................       39,430        560        36,565            1,120        51,375        38,740
 Auditing fees.................................       32,815      5,030        33,600            5,440        48,620        37,230
 Amortization or organizational expenses.......        3,964         --         3,832               --            --         3,832
 Trustees' fees................................        4,510         74         4,207               74         5,902         4,522
 Legal fees....................................        3,065        124         3,304              277         5,930         3,850
 Interest expense..............................           --         --            --               --            --            --
 Other expenses................................        7,799        289         6,127              296         5,331         5,668
                                                 ---------------------------------------------------------------------------------
      Total expenses before reimbursement......    1,836,815     35,662     1,641,602           50,240     2,574,657     1,697,644
      Expenses reimbursed by the investment
       adviser.................................           --    (16,216)           --          (16,677)           --            --
                                                 ---------------------------------------------------------------------------------
Net investment income (loss)...................    9,136,961     81,705     2,773,321           40,137     3,640,938     1,199,438
                                                 =================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments........   19,730,122     12,853    13,516,427          (22,475)    9,692,354    21,793,902
Net realized gain (loss) on futures and options
 contracts.....................................      391,668         --     1,426,165               --            --       433,180
Net realized foreign exchange gain (loss) on
 other assets and liabilities..................           89       (230)           29               --         2,021            --
Change in unrealized appreciation/depreciation
 on investment.................................   18,681,439    287,691    42,693,932        1,196,109    75,918,377    46,485,737
Change in unrealized foreign exchange gain/loss
 on other assets and liabilities...............           --        139            --               --           341            --
Change in unrealized appreciation/depreciation
 on futures contracts..........................    1,166,581         --       962,381               --            --       300,750
                                                 ---------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
 investments and foreign currencies............   39,969,899    300,453    58,598,934        1,173,634    85,613,093    69,013,569
                                                 ---------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS....................................  $49,106,860   $382,158   $61,372,255   $    1,213,771   $89,254,031   $70,213,007
                                                 =================================================================================

* Net of foreign withholding taxes on interest
 and dividends of: ............................  $    11,115   $  3,735   $     4,119   $          564   $    30,896   $     3,179
                                                 =================================================================================

                                                   GROWTH/
                                                   PHOENIX                                INTERNATIONAL
                                                 INVESTMENT     PROVIDENT      GLOBAL      DIVERSIFIED   AGGRESSIVE
                                                   COUNSEL       GROWTH       EQUITIES      EQUITIES      GROWTH#
                                                 -------------------------------------------------------------------
Income:
 Interest......................................  $ 1,005,335   $   432,804   $   575,056   $   283,647   $  104,281
 Dividends.....................................    1,524,769       723,018     3,650,127     1,830,322       26,838
                                                 -------------------------------------------------------------------
      Total income*............................    2,530,104     1,155,822     4,225,183     2,113,969      131,119
                                                 -------------------------------------------------------------------
Expenses:
 Management fees...............................    1,072,976     1,073,769     1,627,510     1,025,593       65,277
 Custodian fees................................       72,015        57,725       394,465       563,555       19,145
 Reports to investors..........................       23,460        18,935        32,000        17,420        2,075
 Auditing fees.................................       20,405        17,390        26,665        18,000        7,190
 Amortization or organizational expenses.......        3,832         3,832         3,832         1,798           --
 Trustees' fees................................        2,882         2,174         3,547         2,122          224
 Legal fees....................................        1,290         1,090         1,880         1,925          333
 Interest expense..............................           --            --            --            --           --
 Other expenses................................        5,978         4,362         6,523         2,181          330
                                                 -------------------------------------------------------------------
      Total expenses before reimbursement......    1,202,838     1,179,277     2,096,422     1,632,594       94,574
      Expenses reimbursed by the investment
       adviser.................................           --            --            --            --       (3,185)
                                                 -------------------------------------------------------------------
Net investment income (loss)...................    1,327,266       (23,455)    2,128,761       481,375       39,730
                                                 ===================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments........   16,211,794     8,612,831    12,300,321     1,688,079     (705,902)
Net realized gain (loss) on futures and options
 contracts.....................................           --            --            --            --           --
Net realized foreign exchange gain (loss) on
 other assets and liabilities..................         (510)           --       496,594     5,292,994           --
Change in unrealized appreciation/depreciation
 on investment.................................   10,855,474    17,288,052    19,341,166     5,555,457    3,091,213
Change in unrealized foreign exchange gain/loss
 on other assets and liabilities...............           21            --       (27,011)     (813,250)          --
Change in unrealized appreciation/depreciation
 on futures contracts..........................           --            --            --            --           --
                                                 -------------------------------------------------------------------
Net realized and unrealized gain (loss) on
 investments and foreign currencies............   27,066,779    25,900,883    32,111,070    11,723,280    2,385,311
                                                 -------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS....................................  $28,394,045   $25,877,428   $34,239,831   $12,204,655   $2,425,041
                                                 ===================================================================
* Net of foreign withholding taxes on interest
 and dividends of: ............................  $    13,195   $    10,805   $   360,697   $   247,089   $      250
                                                 ===================================================================

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED NOVEMBER 30, 1996

                                                                 CASH          GLOBAL       CORPORATE      HIGH-YIELD
                                                              MANAGEMENT        BOND           BOND           BOND
     -----------------------------------------------------------------------------------------------------------------

     OPERATIONS:
     Net investment income (loss)..........................  $  6,327,403   $  3,420,685   $  2,009,395   $  8,892,022
     Net realized gain (loss) on investments...............        (1,609)       845,133       (242,797)       567,983
     Net realized gain (loss) on futures and options
      contracts............................................            --         59,164       (180,880)            --
     Net realized foreign exchange gain (loss) on other
      assets and liabilities...............................            --      1,545,047             --             --
     Change in unrealized appreciation/depreciation on
      investments..........................................        (9,491)     1,124,599        647,548      4,227,884
     Change in unrealized foreign exchange gain/loss on
      other assets and liabilities.........................            --       (253,318)            --             --
     Change in unrealized appreciation/depreciation on
      futures contracts....................................            --             --        (39,889)            --
                                                             ---------------------------------------------------------
     Net increase in net assets resulting from
      operations...........................................     6,316,303      6,741,310      2,193,377     13,687,889
                                                             ---------------------------------------------------------
     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income.................    (4,240,000)    (4,060,000)    (1,225,000)    (7,420,000)
      Distribution from net realized gain on investments...        (4,750)            --             --             --
                                                             ---------------------------------------------------------
     Total dividends and distributions to shareholders.....    (4,244,750)    (4,060,000)    (1,225,000)    (7,420,000)
                                                             ---------------------------------------------------------
     CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold.............................   615,571,205     26,461,284     20,121,281     89,355,894
     Proceeds from shares issued for reinvestment of
      dividends and distributions..........................     4,244,750      4,060,000      1,225,000      7,420,000
     Cost of shares repurchased............................  (621,371,905)   (24,740,221)   (14,581,771)   (71,988,357)
                                                             ---------------------------------------------------------
     Net increase (decrease) in net assets resulting from
      capital share transactions...........................    (1,555,950)     5,781,063      6,764,510     24,787,537
                                                             ---------------------------------------------------------
     TOTAL INCREASE IN NET ASSETS..........................       515,603      8,462,373      7,732,887     31,055,426

     NET ASSETS:
     Beginning of period...................................    90,731,193     59,759,044     29,474,520     82,173,667
                                                             ---------------------------------------------------------
     End of period.........................................  $ 91,246,796   $ 68,221,417   $ 37,207,407   $113,229,093
                                                             =========================================================
     ---------------
     Accumulated undistributed net investment income.......  $  6,322,183   $  4,377,089   $  2,004,899   $  8,882,962
                                                             =========================================================
     Shares issued and repurchased:
     Sold..................................................    57,928,895      2,437,840      1,891,179      8,529,658
     Issued in reinvestment of dividends and
      distributions........................................       408,149        391,137        118,015        744,233
     Repurchased...........................................   (58,340,347)    (2,268,851)    (1,379,014)    (6,827,580)
                                                             ---------------------------------------------------------
     Net increase (decrease)...............................        (3,303)       560,126        630,180      2,446,311
                                                             =========================================================

                                                                                            BALANCED/
                                                               WORLDWIDE                     PHOENIX
                                                                 HIGH       SUNAMERICA      INVESTMENT
                                                                INCOME       BALANCED#       COUNSEL
     ----------------------------------------------------------------------------------------------------------------
     OPERATIONS:
     Net investment income (loss)..........................  $  3,853,929   $    56,068   $  1,397,620
     Net realized gain (loss) on investments...............     2,824,669        28,763      2,107,376
     Net realized gain (loss) on futures and options
      contracts............................................            --            --             --
     Net realized foreign exchange gain (loss) on other
      assets and liabilities...............................      (245,282)           --             --
     Change in unrealized appreciation/depreciation on
      investments..........................................     2,512,138       822,808      3,902,857
     Change in unrealized foreign exchange gain/loss on
      other assets and liabilities.........................        (4,477)           --             --
     Change in unrealized appreciation/depreciation on
      futures contracts....................................            --            --             --
                                                             -----------------------------------------
     Net increase in net assets resulting from
      operations...........................................     8,940,977       907,639      7,407,853
                                                             -----------------------------------------
     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income.................    (1,700,000)           --       (540,000)
      Distribution from net realized gain on investments...      (100,000)           --       (890,000)
                                                             -----------------------------------------
     Total dividends and distributions to shareholders.....    (1,800,000)           --     (1,430,000)
                                                             -----------------------------------------
     CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold.............................    48,071,872    11,344,623     44,916,086
     Proceeds from shares issued for reinvestment of
      dividends and distributions..........................     1,800,000            --      1,430,000
     Cost of shares repurchased............................   (29,323,432)   (2,028,468)   (14,731,916)
                                                             -----------------------------------------
     Net increase (decrease) in net assets resulting from
      capital share transactions...........................    20,548,440     9,316,155     31,614,170
                                                             -----------------------------------------
     TOTAL INCREASE IN NET ASSETS..........................    27,689,417    10,223,794     37,592,023
     NET ASSETS:
     Beginning of period...................................    21,515,080            --     32,428,535
                                                             -----------------------------------------
     End of period.........................................  $ 49,204,497   $10,223,794   $ 70,020,558
                                                             =========================================
     Accumulated undistributed net investment income.......  $  3,097,896   $    56,068   $  1,258,279
                                                             =========================================
     Shares issued and repurchased:
     Sold..................................................     4,060,525     1,113,491      3,604,718
     Issued in reinvestment of dividends and
      distributions........................................       166,821            --        117,502
     Repurchased...........................................    (2,425,678)     (194,594)    (1,184,892)
                                                             ------------------------------------------
     Net increase (decrease)...............................     1,801,668       918,897      2,537,328
                                                             ==========================================

    # Commenced operations June 3, 1996
    See Notes to Financial Statements

---------------------

                                                                  ASSET                      GROWTH-         FEDERATED
                                                                ALLOCATION     UTILITY#       INCOME           VALUE

                                                               ----------------------------------------------------------
OPERATIONS:
Net investment income (loss).................................  $  9,136,961   $   81,705   $  2,773,321   $        40,137
Net realized gain (loss) on investments......................    19,730,122       12,853     13,516,427           (22,475)
Net realized gain (loss) on futures and options contracts....       391,668           --      1,426,165                --
Net realized foreign exchange gain (loss) on other
 assets and liabilities......................................            89         (230)            29                --
Change in unrealized appreciation/depreciation on
 investments.................................................    18,681,439      287,691     42,693,932         1,196,109
Change in unrealized foreign exchange gain/loss on
 other assets and liabilities................................            --          139             --                --
Change in unrealized appreciation/depreciation on futures
 contracts...................................................     1,166,581           --        962,381                --
                                                               ----------------------------------------------------------
Net increase in net assets resulting from operations.........    49,106,860      382,158     61,372,255         1,213,771
                                                               ----------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Dividends from net investment income........................    (5,505,000)          --     (1,680,000)               --
 Distribution from net realized gain on investments..........    (6,805,000)          --     (5,975,000)               --
                                                               ----------------------------------------------------------
Total dividends and distributions to shareholders............   (12,310,000)          --     (7,655,000)               --
                                                               ----------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold....................................   108,836,939    6,090,461    145,602,473        11,583,467
Proceeds from shares issued for reinvestment of dividends
 and distributions...........................................    12,310,000           --      7,655,000                --
Cost of shares repurchased...................................   (41,391,763)    (173,972)   (52,792,476)         (337,710)
                                                               ----------------------------------------------------------
Net increase (decrease) in net assets resulting from capital
 share transactions..........................................    79,755,176    5,916,489    100,464,997        11,245,757
                                                               ----------------------------------------------------------
TOTAL INCREASE IN NET ASSETS.................................   116,552,036    6,298,647    154,182,252        12,459,528

NET ASSETS:
Beginning of period..........................................   199,836,390           --    171,281,073                --
                                                               ----------------------------------------------------------
End of period................................................  $316,388,426   $6,298,647   $325,463,325   $    12,459,528
                                                               ==========================================================

Accumulated undistributed net investment income..............  $  8,660,644   $   81,475   $  2,766,743   $        40,137
                                                               ==========================================================
Shares issued and repurchased:
Sold.........................................................     8,296,399      602,909      9,953,598         1,158,140
Issued in reinvestment of dividends and distributions........       970,055           --        541,755                --
Repurchased..................................................    (3,164,619)     (17,033)    (3,630,349)          (33,890)
                                                               ----------------------------------------------------------
Net increase (decrease)......................................     6,101,835      585,876      6,865,004         1,124,250
                                                               ==========================================================

                                                                                               GROWTH/
                                                                                               PHOENIX
                                                                 VENTURE        ALLIANCE      INTERNATIONAL   PROVIDENT
                                                                  VALUE          GROWTH        COUNSEL         GROWTH
                                                               ----------------------------------------------------------
OPERATIONS:
Net investment income (loss).................................  $  3,640,938   $  1,199,438   $  1,327,266   $    (23,455)
Net realized gain (loss) on investments......................     9,692,354     21,793,902     16,211,794      8,612,831
Net realized gain (loss) on futures and options contracts....            --        433,180             --             --
Net realized foreign exchange gain (loss) on other
 assets and liabilities......................................         2,021             --           (510)            --
Change in unrealized appreciation/depreciation on
 investments.................................................    75,918,377     46,485,737     10,855,474     17,288,052
Change in unrealized foreign exchange gain/loss on
 other assets and liabilities................................           341             --             21             --
Change in unrealized appreciation/depreciation on futures
 contracts...................................................            --        300,750             --             --
                                                               ---------------------------------------------------------
Net increase in net assets resulting from operations.........    89,254,031     70,213,007     28,394,045     25,877,428
                                                               ---------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Dividends from net investment income........................    (1,150,000)      (483,000)    (1,265,000)            --
 Distribution from net realized gain on investments..........    (1,631,000)   (13,185,000)   (10,645,000)            --
                                                               ---------------------------------------------------------
Total dividends and distributions to shareholders............    (2,781,000)   (13,668,000)   (11,910,000)            --
                                                               ---------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold....................................   358,199,882    247,316,545     46,376,696     55,935,417
Proceeds from shares issued for reinvestment of dividends
 and distributions...........................................     2,781,000     13,668,000     11,910,000             --
Cost of shares repurchased...................................   (85,948,539)  (104,032,606)   (38,313,646)   (37,015,839)
                                                               ---------------------------------------------------------
Net increase (decrease) in net assets resulting from capital
 share transactions..........................................   275,032,343    156,951,939     19,973,050     18,919,578
                                                               ---------------------------------------------------------
TOTAL INCREASE IN NET ASSETS.................................   361,505,374    213,496,946     36,457,095     44,797,006
NET ASSETS:
Beginning of period..........................................   154,907,997    167,869,727    149,910,483    115,276,039
                                                               ---------------------------------------------------------
End of period................................................  $516,413,371   $381,366,673   $186,367,578   $160,073,045
                                                               =========================================================
Accumulated undistributed net investment income..............  $  3,382,016   $  1,193,834   $  1,322,795   $         --
                                                               =========================================================
Shares issued and repurchased:
Sold.........................................................    24,918,067     15,394,232      3,516,917      4,113,284
Issued in reinvestment of dividends and distributions........       208,003        893,333        949,004             --
Repurchased..................................................    (6,065,330)    (6,661,296)    (2,922,221)    (2,724,390)
                                                               ---------------------------------------------------------
Net increase (decrease)......................................    19,060,740      9,626,269      1,543,700      1,388,894
                                                               =========================================================

                                                                              INTERNATIONAL
                                                                  GLOBAL      DIVERSIFIED    AGGRESSIVE
                                                                 EQUITIES       EQUITIES       GROWTH#
                                                               -----------------------------------------
OPERATIONS:
Net investment income (loss).................................  $  2,128,761   $    481,375   $    39,730
Net realized gain (loss) on investments......................    12,300,321      1,688,079      (705,902)
Net realized gain (loss) on futures and options contracts....            --             --            --
Net realized foreign exchange gain (loss) on other
 assets and liabilities......................................       496,594      5,292,994            --
Change in unrealized appreciation/depreciation on
 investments.................................................    19,341,166      5,555,457     3,091,213
Change in unrealized foreign exchange gain/loss on
 other assets and liabilities................................       (27,011)      (813,250)           --
Change in unrealized appreciation/depreciation on futures
 contracts...................................................            --             --            --
                                                               -----------------------------------------
Net increase in net assets resulting from operations.........    34,239,831     12,204,655     2,425,041
                                                               -----------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Dividends from net investment income........................    (1,885,000)    (1,350,000)           --
 Distribution from net realized gain on investments..........    (4,480,000)            --            --
                                                               -----------------------------------------
Total dividends and distributions to shareholders............    (6,365,000)    (1,350,000)           --
                                                               -----------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold....................................    99,072,900    133,585,152    39,091,029
Proceeds from shares issued for reinvestment of dividends
 and distributions...........................................     6,365,000      1,350,000            --
Cost of shares repurchased...................................   (52,582,422)   (37,742,073)   (6,391,768)
                                                               -----------------------------------------
Net increase (decrease) in net assets resulting from capital
 share transactions..........................................    52,855,478     97,193,079    32,699,261
                                                               -----------------------------------------
TOTAL INCREASE IN NET ASSETS.................................    80,730,309    108,047,734    35,124,302

NET ASSETS:
Beginning of period..........................................   165,751,697     48,960,659            --
                                                               -----------------------------------------
End of period................................................  $246,482,006   $157,008,393   $35,124,302
                                                               =========================================
Accumulated undistributed net investment income..............  $  2,209,001   $  4,077,453   $    39,730
                                                               =========================================
Shares issued and repurchased:
Sold.........................................................     7,165,202     12,354,619     4,051,127
Issued in reinvestment of dividends and distributions........       472,181        130,941            --
Repurchased..................................................    (3,815,033)    (3,499,995)     (661,704)
                                                               -----------------------------------------
Net increase (decrease)......................................     3,822,350      8,985,565     3,389,423
                                                               =========================================


---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED NOVEMBER 30, 1995

                                                                                                               WORLDWIDE
                                                         CASH         GLOBAL       CORPORATE    HIGH-YIELD       HIGH
                                                      MANAGEMENT       BOND          BOND          BOND         INCOME
    ---------------------------------------------------------------------------------------------------------------------

    OPERATIONS:
    Net investment income (loss)...................  $  4,241,505   $ 2,876,243   $ 1,224,668   $ 7,526,895   $1,504,113
    Net realized gain (loss) on investments........         5,110     1,618,834       581,976    (3,711,235)      76,600
    Net realized gain (loss) on futures and options
      contracts....................................            --            --        13,918            --           --
    Net realized foreign exchange gain (loss) on
      other assets and liabilities.................            --     1,319,839            --            --           --
    Change in unrealized appreciation/depreciation
      on investments...............................        44,053     1,593,149     1,262,150     4,427,627      484,883
    Change in unrealized foreign exchange gain/loss
      on other assets and liabilities..............            --         1,814            --            --           --
    Change in unrealized appreciation/depreciation
      on futures contracts.........................            --            --        39,889            --           --
                                                     --------------------------------------------------------------------
    Net increase in net assets resulting from
      operations...................................     4,290,668     7,409,879     3,122,601     8,243,287    2,065,596
                                                     --------------------------------------------------------------------
    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Dividends from net investment income.........    (2,210,000)   (1,700,000)     (885,000)   (6,340,000)    (114,929)
      Distributions from net realized gain on
        investments................................            --            --            --            --           --
                                                     --------------------------------------------------------------------
    Total dividends and distributions to
      shareholders.................................    (2,210,000)   (1,700,000)     (885,000)   (6,340,000)    (114,929)
                                                     --------------------------------------------------------------------
    CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold......................   415,378,253    22,230,068    22,925,314    70,702,486   13,740,334
    Proceeds from shares issued for reinvestment of
      dividends and distributions..................     2,210,000     1,700,000       885,000     6,340,000      114,929
    Cost of shares repurchased.....................  (418,035,564)  (14,423,490)  (12,442,153)  (52,574,843)  (4,768,369)
                                                     --------------------------------------------------------------------
    Net increase (decrease) in net assets resulting
      from capital share transactions..............      (447,311)    9,506,578    11,368,161    24,467,643    9,086,894
                                                     --------------------------------------------------------------------
    TOTAL INCREASE IN NET ASSETS...................     1,633,357    15,216,457    13,605,762    26,370,930   11,037,561
    NET ASSETS:
    Beginning of year..............................    89,097,836    44,542,587    15,868,758    55,802,737   10,477,519
                                                     --------------------------------------------------------------------
    End of year....................................  $ 90,731,193   $59,759,044   $29,474,520   $82,173,667   $21,515,080
                                                     ========================================================================
    ---------------
    Accumulated undistributed net investment income
      (loss).......................................  $  4,234,947   $ 3,620,109   $ 1,219,884   $ 7,410,940   $1,431,913
                                                     ========================================================================
    Shares issued and repurchased:
    Sold...........................................    39,465,595     2,131,775     2,218,395     6,846,915    1,299,782
    Issued in reinvestment of dividends and
      distributions................................       214,355       170,000        90,306       648,925       11,873
    Repurchased....................................   (39,709,537)   (1,407,509)   (1,212,881)   (5,097,408)    (480,433)
                                                     --------------------------------------------------------------------
    Net increase (decrease)........................       (29,587)      894,266     1,095,820     2,398,432      831,222
                                                     ========================================================================

    See Notes to Financial Statements

---------------------

                                                                    BALANCED/
                                                                     PHOENIX
                                                                   INVESTMENT         ASSET           GROWTH-          VENTURE
                                                                     COUNSEL        ALLOCATION         INCOME           VALUE
                                                                   --------------------------------------------------------------
OPERATIONS
Net investment income (loss).....................................  $   406,341     $  5,320,722     $  1,675,560     $    904,551
Net realized gain (loss) on investments..........................      875,469        6,792,943        6,546,892        1,620,396
Net realized gain (loss) on futures and options contracts........           --           37,040               --               --
Net realized foreign exchange gain (loss) on other assets and
 liabilities.....................................................           --               --               76               --
Change in unrealized appreciation/depreciation on investments....    1,971,928       20,689,780       26,098,737       15,272,123
Change in unrealized foreign exchange gain/loss on other assets
 and liabilities.................................................           --               --               --               --
Change in unrealized appreciation/depreciation on future
 contracts.......................................................           --           94,950               --               --
                                                                   --------------------------------------------------------------
Net increase in net assets resulting from operations.............    3,253,738       32,935,435       34,321,265       17,797,070
                                                                   --------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Dividends from net investment income............................      (11,237)      (2,240,000)        (875,000)         (23,311)
 Distributions from net realized gain on investments.............           --         (425,000)              --               --
                                                                   --------------------------------------------------------------
Total dividends and distributions to shareholders................      (11,237)      (2,665,000)        (875,000)         (23,311)
                                                                   --------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold........................................   30,928,111       91,078,058       79,200,929      164,118,300
Proceeds from shares issued for reinvestment of dividends and
 distributions...................................................       11,237        2,665,000          875,000           23,311
Cost of shares repurchased.......................................   (3,269,069)     (31,032,947)     (27,140,302)     (31,455,895)
                                                                   --------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS.....................................   27,670,279       62,710,111       52,935,627      132,685,716
                                                                   --------------------------------------------------------------
                                                                    30,912,780       92,980,546       86,381,892      150,459,475

NET ASSETS:
Beginning of year................................................    1,515,755      106,855,844       84,899,181        4,448,522
                                                                   --------------------------------------------------------------
End of year......................................................  $32,428,535     $199,836,390     $171,281,073     $154,907,997
                                                                   ==============================================================

Accumulated undistributed net investment income (loss)...........  $   399,630     $  5,029,483     $  1,673,393     $    889,057
                                                                   ==============================================================
Shares issued and repurchased:
Sold.............................................................    2,742,183        7,788,903        6,452,877       13,646,177
Issued in reinvestment of dividends and distributions............        1,132          243,157           77,502            2,359
Repurchased......................................................     (296,843)      (2,699,219)      (2,260,341)      (2,599,805)
                                                                   --------------------------------------------------------------
Net increase (decrease)..........................................    2,446,472        5,332,841        4,270,038       11,048,731
                                                                   ==============================================================

                                                                                      GROWTH/
                                                                                      PHOENIX
                                                                     ALLIANCE        INVESTMENT       PROVIDENT          GLOBAL
                                                                      GROWTH          COUNSEL           GROWTH          EQUITIES
                                                                   ---------------------------------------------------------------
OPERATIONS
Net investment income (loss).....................................  $    481,532     $  1,263,637     $    (45,258)    $  1,450,200
Net realized gain (loss) on investments..........................    13,305,824       19,383,952          240,218        5,003,696
Net realized gain (loss) on futures and options contracts........        47,744               --               --         (524,955)
Net realized foreign exchange gain (loss) on other assets and
 liabilities.....................................................            --              701               --          720,956
Change in unrealized appreciation/depreciation on investments....    21,063,685       14,865,880       25,016,207       13,392,395
Change in unrealized foreign exchange gain/loss on other assets
 and liabilities.................................................            --              (21)              --           15,377
Change in unrealized appreciation/depreciation on future
 contracts.......................................................        96,750               --               --          182,708
                                                                   ---------------------------------------------------------------
Net increase in net assets resulting from operations.............    34,995,535       35,514,149       25,211,167       20,240,377
                                                                   ---------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Dividends from net investment income............................      (155,000)      (1,450,000)        (200,000)        (855,000)
 Distributions from net realized gain on investments.............      (725,000)              --               --       (3,190,000)
                                                                   ---------------------------------------------------------------
Total dividends and distributions to shareholders................      (880,000)      (1,450,000)        (200,000)      (4,045,000)
                                                                   ---------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold........................................   168,074,086       45,890,799       46,200,686       79,044,610
Proceeds from shares issued for reinvestment of dividends and
 distributions...................................................       880,000        1,450,000          200,000        4,045,000
Cost of shares repurchased.......................................   (88,413,178)     (35,688,009)     (31,477,920)     (70,291,038)
                                                                   ---------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS.....................................    80,540,908       11,652,790       14,922,766       12,798,572
                                                                   ---------------------------------------------------------------
                                                                    114,656,443       45,716,939       39,933,933       28,993,949
NET ASSETS:
Beginning of year................................................    53,213,284      104,193,544       75,342,106      136,757,748
                                                                   ---------------------------------------------------------------
End of year......................................................  $167,869,727     $149,910,483     $115,276,039     $165,751,697
                                                                   ===============================================================
Accumulated undistributed net investment income (loss)...........  $    477,396     $  1,261,039     $         --     $  1,468,646
                                                                   ===============================================================
Shares issued and repurchased:
Sold.............................................................    12,084,699        4,046,435        3,971,874        6,436,345
Issued in reinvestment of dividends and distributions............        76,126          135,387           18,536          357,648
Repurchased......................................................    (6,421,749)      (3,175,785)      (2,684,472)      (5,815,859)
                                                                   ---------------------------------------------------------------
Net increase (decrease)..........................................     5,739,076        1,006,037        1,305,938          978,134
                                                                   ===============================================================
                                                                   INTERNATIONAL
                                                                   DIVERSIFIED
                                                                     EQUITIES
                                                                   ------------
OPERATIONS
Net investment income (loss).....................................  $    214,789
Net realized gain (loss) on investments..........................      (585,776)
Net realized gain (loss) on futures and options contracts........            --
Net realized foreign exchange gain (loss) on other assets and
 liabilities.....................................................      (506,494)
Change in unrealized appreciation/depreciation on investments....     1,120,932
Change in unrealized foreign exchange gain/loss on other assets
 and liabilities.................................................     1,810,094
Change in unrealized appreciation/depreciation on future
 contracts.......................................................            --
                                                                   ------------
Net increase in net assets resulting from operations.............     2,053,545
                                                                   ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Dividends from net investment income............................      (121,869)
 Distributions from net realized gain on investments.............            --
                                                                   ------------
Total dividends and distributions to shareholders................      (121,869)
                                                                   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold........................................    58,139,793
Proceeds from shares issued for reinvestment of dividends and
 distributions...................................................       121,869
Cost of shares repurchased.......................................   (23,670,269)
                                                                   ------------
TOTAL INCREASE IN NET ASSETS.....................................    34,591,393
                                                                   ------------
                                                                     36,523,069
NET ASSETS:
Beginning of year................................................    12,437,590
                                                                   ------------
End of year......................................................  $ 48,960,659
                                                                   ============
Accumulated undistributed net investment income (loss)...........  $   (346,916)
                                                                   ============
Shares issued and repurchased:
Sold.............................................................     6,011,154
Issued in reinvestment of dividends and distributions............        12,721
Repurchased......................................................    (2,470,598)
                                                                   ------------
Net increase (decrease)..........................................     3,553,277
                                                                   ============

---------------------

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: SunAmerica Series Trust ("the Trust"), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. It was established to provide a funding medium for certain annuity contracts issued by Variable Separate Account (the "Account"), a separate account of Anchor National Life Insurance Company ("Life Company"), organized under the laws of the state of Arizona.

  The Trust issues 18 separate series of shares ("Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. The Trustees may establish additional series in the future. The current Portfolios are the Cash Management Portfolio, Global Bond Portfolio, Corporate Bond Portfolio (formerly, the Fixed Income Portfolio), High-Yield Bond Portfolio, Worldwide High Income Portfolio, SunAmerica Balanced Portfolio, Balanced/Phoenix Investment Counsel Portfolio, Asset Allocation Portfolio, Utility Portfolio, Growth-Income Portfolio, Federated Value Portfolio, Venture Value Portfolio, Alliance Growth Portfolio, Growth/Phoenix Investment Counsel Portfolio, Provident Growth Portfolio, Global Equities Portfolio, International Diversified Equities Portfolio and Aggressive Growth Portfolio. All shares may be purchased or redeemed by the Account at net asset value without any sales or redemption charge.

The investment objectives for each portfolio are as follows:

The Cash Management Portfolio seeks high current yield while preserving capital by investing in a diversified selection of money market instruments.

The Global Bond Portfolio seeks a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation, through investment in high quality fixed-income securities of U.S. and foreign issuers and through transactions in foreign currencies.

The Corporate Bond Portfolio seeks a high total return with only moderate price risk by investing primarily in investment grade fixed-income securities.

The High-Yield Bond Portfolio seeks a high level of current income and secondarily seeks capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher-yielding, higher-risk, lower-rated or unrated securities.

The Worldwide High Income Portfolio seeks high current income and, secondarily, capital appreciation, by investing primarily in a portfolio of high-yielding fixed-income securities of issuers located throughout the world.

The SunAmerica Balanced Portfolio seeks to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds.

The Balanced/Phoenix Investment Counsel Portfolio seeks reasonable income, long-term capital growth and conservation of capital by investing primarily in common stocks and fixed-income securities, with an emphasis on income-producing securities which appear to have some potential for capital enhancement.

The Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with preservation of capital over the long-term through a diversified portfolio that can include common stocks and other securities having common stock characteristics, bonds and other intermediate and long-term fixed-income securities and money market instruments (debt securities maturing in one year or less) in any combination.

The Utility Portfolio seeks high current income and moderate capital appreciation by investing primarily in the equity and debt securities of utility companies.

The Growth-Income Portfolio seeks growth of capital and income by investing primarily in common stocks or securities which demonstrate the potential for appreciation and/or dividends.

The Federated Value Portfolio seeks growth of capital and income by investing primarily in the securities of high quality companies.

The Venture Value Portfolio seeks to achieve growth of capital by investing primarily in common stocks.

The Alliance Growth, Growth/Phoenix Investment Counsel and Provident Growth Portfolios each seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics which demonstrate the potential for appreciation.

The Global Equities Portfolio seeks long-term growth of capital through investment primarily in common stocks or securities of U.S. and foreign issuers with common stock characteristics which demonstrate the potential for appreciation and through transactions in foreign currencies.

---------------------

The International Diversified Equities Portfolio seeks long-term capital appreciation by investing in accordance with country weightings determined by the Subadviser in common stocks of foreign issuers which, in the aggregate, replicate broad country indices.

The Aggressive Growth Portfolio seeks long-term growth of capital through investment primarily in equity securities of small capitalization growth companies.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In the opinion of management of the Trust, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Trust at November 30, 1996, and the results of its operations, the changes in its net assets and its financial highlights for the periods then ended. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

  SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, and other long-term debt securities are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a portfolio uses the exchange that is the primary market for the security. Futures contracts are valued at the last sale price established each day by the board of trade or exchange on which they are traded. Short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and ask prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Trustees.

  REPURCHASE AGREEMENTS: The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

  REVERSE REPURCHASE AGREEMENTS: Certain Portfolios may enter into reverse repurchase agreements with institutions that the Portfolio's investment adviser or subadviser has determined are creditworthy. Under a reverse repurchase agreement, the Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the agreement may decline below the price of the securities the Portfolio is obligated to repurchase. During the year ended November 30, 1996, the Worldwide High Income Portfolio entered into one reverse repurchase agreement. There were no reverse repurchase agreements outstanding at November 30, 1996.

  FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at published rates on the following basis:

  (i) market value of investment securities, other assets and liabilities at the prevailing rate of exchange at the valuation date.

  (ii) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

  Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when earned or incurred.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. The Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gain (loss) on other assets and liabilities and change in unrealized foreign exchange gain (loss) on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, forward foreign currency contracts, dividends received, the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

                                                           ---------------------

  FORWARD FOREIGN CURRENCY CONTRACTS: Certain portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. Upon settlement date, the Portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

  FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Trust is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a portfolio's exposure in these financial instruments. A portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Trust's activities in the futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract, the portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolios as unrealized appreciation or depreciation. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND
DISTRIBUTIONS: As is customary in the mutual fund industry, securities transactions are accounted for on the first business day following the trade date. Interest income is accrued daily except when collection is not expected. Dividend income and distributions to shareholders are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. The Trust amortizes premiums and accretes discounts on fixed income securities, as well as those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  Common expenses incurred by the Trust are allocated among the Portfolios based upon relative net assets. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

  The Portfolios record dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital. Net investment income/loss, net realized gain/loss, and net assets were not affected.

  For the year ended November 30, 1996, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net assets as follows:

                                                                    ACCUMULATED              ACCUMULATED
                                                                 UNDISTRIBUTED NET        UNDISTRIBUTED NET     PAID-IN
                                                              INVESTMENT INCOME/(LOSS)   REALIZED GAIN/(LOSS)   CAPITAL
                                                                 ----------------------------------------------------
    Cash Management.........................................         $     (167)             $        167       $     --
    Global Bond*............................................          1,396,295                (1,425,231)       (28,936)
    Corporate Bond..........................................                620                      (620)            --
    Worldwide High Income*..................................           (487,946)                  487,946             --
    Balanced/Phoenix Investment Counsel.....................              1,029                    (1,029)            --
    Asset Allocation........................................               (800)                      800             --
    Utility.................................................               (230)                      230             --
    Growth-Income...........................................                 29                       (29)            --
    Venture Value...........................................              2,021                    (2,021)            --
    Growth/Phoenix Investment Counsel.......................               (510)                      510             --
    Provident Growth........................................             23,455                        --        (23,455)
    Global Equities*........................................            496,594                  (496,594)            --
    International Diversified Equities*.....................          5,292,994                (5,292,994)            --

  * Reclassification is primarily due to differing book/tax treatments for foreign currency transactions.

---------------------

3. JOINT REPURCHASE AGREEMENT ACCOUNT: The Cash Management, High-Yield Bond, SunAmerica Balanced and Aggressive Growth Portfolios, along with other affiliated registered investment companies, transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of November 30, 1996, the Cash Management, High-Yield Bond, SunAmerica Balanced and Aggressive Growth Portfolios had a 6.5%, 4.2%, 1.9% and 3.3%, undivided interest, respectively, which represented $5,615,000, $3,610,000, $1,605,000 and $2,812,000, respectively, in principal amount in a repurchase agreement in the joint account. As of such date, the repurchase agreement in the joint account and the collateral therefore was as follows:

  Yamaichi International (America), Inc. Repurchase Agreement, 5.60% dated 11/29/96, in the principal amount of $86,443,000 repurchase price $86,483,340 due 12/02/96 collateralized by $50,000,000 U.S. Treasury Bills due 1/9/97; $25,910,000 U.S. Treasury Notes 7.50% due 12/31/96 and $11,443,000 U.S. Treasury
Bonds 9.875% due 11/15/15, approximate aggregate value $88,224,302.

4. FEDERAL INCOME TAXES: The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities, including short-term securities, were as follows:

                                             AGGREGATE     AGGREGATE    UNREALIZED                    CAPITAL      CAPITAL
                                            UNREALIZED    UNREALIZED    GAIN/(LOSS)     COST OF         LOSS         LOSS
                                               GAIN         (LOSS)          NET       INVESTMENTS    CARRYOVER*    UTILIZED
                                             -----------------------------------------------------------------------------

Cash Management**.........................  $     2,919   $    (9,336)  $    (6,417)  $ 91,021,216   $       68   $       --
Global Bond...............................    2,130,390      (265,691)    1,864,699     66,254,357           --      918,531
Corporate Bond............................    1,230,340       (81,162)    1,149,178     35,688,772      769,710      503,104
High-Yield Bond...........................    5,398,889      (525,843)    4,873,046    109,050,893    8,449,586      560,483
Worldwide High Income.....................    3,169,230      (274,600)    2,894,630     45,989,335           --           --
SunAmerica Balanced.......................      926,973      (111,924)      815,049      9,172,139           --           --
Balanced/Phoenix Investment Counsel.......    5,965,976      (248,548)    5,717,428     69,841,797           --           --
Asset Allocation..........................   38,016,522    (2,201,911)   35,814,611    301,334,272           --           --
Utility...................................      320,270       (38,666)      281,604      6,142,523           --           --
Growth-Income.............................   67,923,299      (851,198)   67,072,101    257,659,579           --           --
Federated Value...........................    1,261,462       (70,954)    1,190,508     11,125,038       16,874           --
Venture Value.............................   92,728,234    (1,660,947)   91,067,287    425,413,244           --           --
Alliance Growth...........................   66,664,231    (1,151,940)   65,512,291    314,862,223           --           --
Growth/Phoenix Investment Counsel.........   28,862,690    (1,676,399)   27,186,291    159,124,632           --           --
Provident Growth..........................   46,070,305      (743,008)   45,327,297    116,209,367           --    3,161,237
Global Equities...........................   35,965,974    (6,218,894)   29,747,080    220,239,627           --           --
International Diversified Equities........   12,591,474    (6,798,840)    5,792,634    152,434,226           --      211,683
Aggressive Growth**.......................    3,628,317      (541,226)    3,087,091     31,814,989      248,317           --

  * Expire 2002-2004

 ** Post 10/31/96 Capital Loss Deferrals: Cash Management $1,541; Aggressive Growth $453,463

5. MANAGEMENT OF THE TRUST: SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), an indirect wholly owned subsidiary of the Life Company, serves as investment adviser for all the portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements described below, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the Portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or a subadviser. The Agreement provides that SAAMCo shall administer the Trust's business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the Cash Management, High-Yield Bond, SunAmerica Balanced and Aggressive Growth Portfolios, and SAAMCo, therefore performs all investment advisory services for these Portfolios. The term "Assets", as used in the following table, means the average daily net assets of the Portfolios.

                                                           ---------------------

  The Trust pays SAAMCo a monthly fee calculated at the following annual percentages of each Portfolio's assets:

                                               MANAGEMENT
         PORTFOLIO                ASSETS          FEES
---------------------------------------------------------

Cash Management              $0--$100 million     0.55%
                              >  $100 million     0.50%
                              >  $300 million     0.45%
Global Bond-                 $0--$ 50 million     0.75%
  Asset Allocation            >  $ 50 million     0.65%
                              >  $150 million     0.60%
                              >  $250 million     0.55%
Corporate Bond               $0--$ 50 million     0.70%
                              >  $ 50 million     0.60%
                              >  $150 million     0.55%
                              >  $250 million     0.50%
High-Yield Bond              $0--$ 50 million     0.70%
                              >  $ 50 million     0.65%
                              >  $150 million     0.60%
                              >  $250 million     0.55%
Worldwide High                >  $  0             1.00%
  Income-International
  Diversified Equities
SunAmerica Balanced-         $0--$ 50 million     0.70%
  Balanced/Phoenix            >  $ 50 million     0.65%
  Investment Counsel-         >  $150 million     0.60%
  Growth-Income-              >  $300 million     0.55%
  Alliance Growth-            >  $500 million     0.50%
  Growth/Phoenix
  Investment Counsel
                                               MANAGEMENT
         PORTFOLIO                ASSETS          FEES
---------------------------------------------------------
Utility-Federated Value      $0--$150 million     0.70%
                              >  $150 million     0.60%
                              >  $500 million     0.50%
Venture Value                $0--$100 million     0.80%
                              >  $100 million     0.75%
                              >  $500 million     0.70%
Provident Growth             $0--$ 50 million     0.85%
                              >  $ 50 million     0.80%
                              >  $150 million     0.70%
                              >  $250 million     0.65%
                              >  $350 million     0.60%
Global Equities              $0--$ 50 million     0.90%
                              >  $ 50 million     0.80%
                              >  $150 million     0.70%
                              >  $300 million     0.65%
Aggressive Growth            $0--$100 million     0.75%
                              >  $100 million    0.675%
                              >  $250 million    0.625%
                              >  $500 million     0.60%

  The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers' fees.

  Goldman Sachs Asset Management International, an affiliate of Goldman Sachs & Co., serves as subadviser for the Global Bond Portfolio; Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., serves as subadviser for the Asset Allocation Portfolio; Federated Investment Counseling serves as a subadviser for the Corporate Bond, Federated Value and Utility Portfolios; Morgan Stanley Asset Management Inc., a wholly owned subsidiary of Morgan Stanley Group, Inc., serves as subadviser for the International Diversified Equities and Worldwide High Income Portfolios; Phoenix Investment Counsel, Inc. serves as subadviser for the Growth/Phoenix Investment Counsel and Balanced/Phoenix Investment Counsel Portfolios; Alliance Capital Management L.P. serves as a subadviser for the Global Equities, Alliance Growth and Growth-Income Portfolios; Davis Selected Advisers, L.P. serves as subadviser for the Venture Value Portfolio; and Provident Investment Counsel, Inc. serves as subadviser for the Provident Growth Portfolio. Effective June 3, 1996 Goldman Sachs Asset Management resigned their role as subadviser and Federated Investment Counseling assumed the role as subadviser for the Corporate Bond Portfolio.

---------------------

  The portion of the investment advisory fees received by SAAMCo which are paid to subadvisers are as follows:

                                               MANAGEMENT
         PORTFOLIO                ASSETS          FEES
---------------------------------------------------------

Global Bond-                 $0--$ 50 million     0.40%
  Asset Allocation            >  $ 50 million     0.30%
                              >  $150 million     0.25%
                              >  $250 million     0.20%
Corporate Bond               $0--$ 25 million     0.30%
                              >  $ 25 million     0.25%
                              >  $100 million     0.20%
                              >  $150 million     0.15%
Worldwide High Income-       $0--$350 million     0.65%
  International Diversified   >  $350 million     0.60%
  Equities-
Balanced/Phoenix             $0--$ 50 million     0.35%
  Investment Counsel-         >  $ 50 million     0.30%
  Growth-Income-              >  $150 million     0.25%
  Alliance Growth-            >  $300 million     0.20%
  Growth/Phoenix              >  $500 million     0.15%
  Investment Counsel-
Utility-Federated Value      $0--$ 20 million     0.55%
                              >  $ 20 million     0.35%
                              >  $ 50 million     0.25%
                              >  $150 million     0.20%
                              >  $500 million     0.15%
                                               MANAGEMENT
         PORTFOLIO                ASSETS          FEES
---------------------------------------------------------
Venture Value                $0--$100 million     0.45%
                              >  $100 million     0.40%
                              >  $500 million     0.35%
Provident Growth             $0--$ 50 million     0.50%
                              >  $ 50 million     0.45%
                              >  $150 million     0.35%
                              >  $250 million     0.30%
                              >  $350 million     0.25%
Global Equities              $0--$ 50 million     0.50%
                              >  $ 50 million     0.40%
                              >  $150 million     0.30%
                              >  $300 million     0.25%

  For certain Portfolios, the Adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolio's average net assets: SunAmerica Balanced Portfolio -- 1.00%, Utility Portfolio -- 1.05%, Federated Value Portfolio -- 1.05% and Aggressive Growth Portfolio -- 1.05%. The Adviser also may voluntarily waive or reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Further, effective June 3, 1996, any waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and remain in compliance with the foregoing expense limitations.

  The impact of such expense reimbursements is reflected in the Statement of Operations under the caption "expenses reimbursed by the investment adviser."

6. ORGANIZATIONAL EXPENSES: Costs incurred by the Adviser in connection with the organization and registration of the Trust amounted to $204,704. Organizational expenses are amortized on a straight line basis by each applicable Portfolio of the Trust over the period of benefit not to exceed 60 months from the date the respective Portfolio commenced operations.

7. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities for the year ended November 30, 1996, was as follows:

                                  CASH            GLOBAL         CORPORATE        HIGH-YIELD       WORLDWIDE      SUNAMERICA
                               MANAGEMENT          BOND             BOND             BOND         HIGH INCOME      BALANCED
                               ---------------------------------------------------------------------------------------------

Purchases of portfolio
  securities...............    $        --     $119,936,743     $116,246,365     $127,757,620     $77,341,010     $9,249,594
Sales of portfolio
  securities...............             --      118,839,853      107,922,252       96,920,503      58,496,629      1,691,653
U.S. government securities
  included above were as
  follows:
Purchases of U.S.
  government securities....             --       31,143,070       83,683,505               --              --      1,014,326
Sales of U.S. government
  securities...............             --       22,828,289       90,634,049               --              --             --

                                                           ---------------------

                               BALANCED/PHOENIX
                                INVESTMENT         ASSET                          GROWTH-         FEDERATED        VENTURE
                                 COUNSEL         ALLOCATION       UTILITY          INCOME           VALUE           VALUE
                               ---------------------------------------------------------------------------------------------

Purchases of portfolio
  securities...............    $115,506,321     $560,709,314     $6,568,389     $259,614,657     $11,939,399     $307,784,901
Sales of portfolio
  securities...............      84,745,767      473,924,819        799,824      180,419,109       1,748,311       61,080,932
U.S. government securities
  included above were as
  follows:
Purchases of U.S.
  government securities....      42,005,493      362,083,040             --               --              --               --
Sales of U.S. government
  securities...............      31,216,216      352,430,512             --               --              --               --

                                                GROWTH/PHOENIX                                    INTERNATIONAL
                                 ALLIANCE        INVESTMENT       PROVIDENT         GLOBAL        DIVERSIFIED      AGGRESSIVE
                                  GROWTH          COUNSEL          GROWTH          EQUITIES         EQUITIES         GROWTH
                                ---------------------------------------------------------------------------------------------

Purchases of portfolio
  securities...............    $438,376,297     $234,109,325     $96,172,952     $184,810,018     $146,866,299     $36,231,547
Sales of portfolio
  securities...............     286,378,463      883,193,972      78,049,379      136,312,942       50,986,307       6,526,778
U.S. government securities
  included above were as
  follows:
Purchases of U.S.
  government securities....              --               --              --               --               --              --
Sales of U.S. government
  securities...............              --               --              --               --               --              --

8. TRANSACTIONS WITH AFFILIATES: The following Portfolios incurred brokerage commissions with an affiliated broker:

                                                                                             GOLDMAN
                                                                                           SACHS & CO.
                                                                                           -----------
              Asset Allocation Portfolio.................................................    $23,078

9. COMMITMENTS AND CONTINGENCIES: The High-Yield Bond Portfolio has established an uncommitted line of credit with State Street Bank and Trust Company with interest payable at the Federal Funds rate plus 125 basis points. Borrowings under the line of credit will commence when the Fund's cash shortfall exceeds $100,000. During the year ended November 30, 1996, the High-Yield Bond Portfolio had borrowings outstanding for 13 days under the line of credit and incurred $7,414 in interest charges related to these borrowings. The High-Yield Bond Portfolio's average amount of debt under the line of credit for the year ended November 30, 1996 was $102,242 at a weighted average interest of 6.96%. The High-Yield Bond Portfolio did not have any outstanding borrowing at November 30, 1996.

---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS*

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                                                                          RATIO OF
                                    NET                                                                                     NET
                                 REALIZED                                                                       RATIO OF  INVESTMENT
               NET                   &        TOTAL    DIVIDENDS  DIVIDENDS      NET                    NET     EXPENSES   INCOME
              ASSET      NET     UNREALIZED   FROM     DECLARED    FROM NET     ASSET                 ASSETS       TO        TO
              VALUE    INVEST-     GAIN      INVEST-   FROM NET    REALIZED     VALUE                 END OF    AVERAGE   AVERAGE
  PERIOD    BEGINNING    MENT    (LOSS) ON    MENT     INVESTMENT  GAIN ON     END OF      TOTAL      PERIOD      NET       NET
   ENDED    OF PERIOD  INCOME**  INVESTMENTS OPERATIONS  INCOME   INVESTMENTS  PERIOD    RETURN***    (000'S)    ASSETS    ASSETS
  ------------------------------------------------------------------------------------------------------------------------------

Cash Management Portfolio
2/9/93-
11/30/93     $ 10.00    $ 0.19    $  0.01    $  0.20    $    --     $   --     $ 10.20       2.00%   $  24,603   0.71%+++  2.53%+++
11/30/94       10.20      0.38      (0.02)      0.36      (0.09)        --       10.47       3.51       89,098   0.70++    3.73++
11/30/95       10.47      0.56       0.01       0.57      (0.34)        --       10.70       5.59       90,731   0.67      5.32
11/30/96       10.70      0.53      (0.02)      0.51      (0.45)        --       10.76       4.92       91,247   0.62      4.90
Global Bond Portfolio
7/1/93-
11/30/93       10.00      0.13       0.17       0.30         --         --       10.30       3.00       25,010   1.35+++   3.56+++
11/30/94       10.30      0.53      (0.86)     (0.33)     (0.09)     (0.05)       9.83      (3.18)      44,543   1.06      5.29
11/30/95        9.83      0.60       0.97       1.57      (0.38)        --       11.02      16.40       59,759   0.95      5.89
11/30/96       11.02      0.59       0.54       1.13      (0.75)        --       11.40      10.94       68,221   0.89      5.44
Corporate Bond Portfolio
7/1/93-
11/30/93       10.00      0.14       0.05       0.19         --         --       10.19       1.90       11,667   0.94+++   3.92+++
11/30/94       10.19      0.52      (0.87)     (0.35)     (0.05)     (0.04)       9.75      (3.41)      15,869   0.94++    5.21++
11/30/95        9.75      0.60       1.00       1.60      (0.53)        --       10.82      17.01       29,475   0.96++    5.93++
11/30/96       10.82      0.65       0.03       0.68      (0.41)        --       11.09       6.51       37,207   0.97      6.11
High-Yield Bond Portfolio
2/9/93-
11/30/93       10.00      0.76       0.36       1.12         --         --       11.12      11.20       41,851   0.94+++   9.43+++
11/30/94       11.12      1.20      (1.65)     (0.45)     (0.29)     (0.06)      10.32      (4.26)      55,803   0.92++   11.07++
11/30/95       10.32      1.11       0.12       1.23      (1.02)        --       10.53      12.64       82,174   0.80     10.80
11/30/96       10.53      0.98       0.48       1.46      (0.95)        --       11.04      14.86      113,229   0.77      9.41
Worldwide High Income Portfolio
10/28/94-
11/30/94       10.00      0.04      (0.09)     (0.05)        --         --        9.95      (0.50)      10,478   1.60+++   4.48+++
11/30/95        9.95      1.10       0.47       1.57      (0.10)        --       11.42      16.02       21,515   1.30     10.46
11/30/96#      11.42      1.25       1.60       2.85      (0.87)     (0.05)      13.35      26.87       49,204   1.18     10.45
SunAmerica Balanced Portfolio
6/3/96-
11/30/96       10.00      0.10       1.03       1.13         --         --       11.13      11.30       10,224   1.00+++   1.92+++


                        AVERAGE
                        COMMISSION
  PERIOD     PORTFOLIO    PER
   ENDED     TURNOVER    SHARE@
----------------------------------
Cash Management Portfolio
2/9/93-
11/30/93           --%   $   NA
11/30/94           --        NA
11/30/95           --        NA
11/30/96           --        NA
Global Bond Portfolio
7/1/93-
11/30/93           84        NA
11/30/94          347        NA
11/30/95          339        NA
11/30/96          223        NA
Corporate Bond Portfolio
7/1/93-
11/30/93          208        NA
11/30/94          419        NA
11/30/95          412        NA
11/30/96          338        NA
High-Yield Bond Portfolio
2/9/93-
11/30/93          229        NA
11/30/94          225        NA
11/30/95          174        NA
11/30/96          107        NA
Worldwide High Income Portfolio
10/28/94-
11/30/94            2        NA
11/30/95          176        NA
11/30/96#         177        NA
SunAmerica Balanced Portfolio
6/3/96-
11/30/96           40     .0600

   *  Calculated based upon average shares outstanding

   **  After fee waivers and expense reimbursements by the investment adviser

   *** Does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company and First SunAmerica Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.

   @ The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased or sold.

   +  Annualized

   ++ During the periods ended November 30, 1993, 1994, 1995 and 1996, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:

                                                                      EXPENSES                       NET INVESTMENT INCOME
                                                           -------------------------------     ----------------------------------
                                                           1993     1994     1995     1996     1993     1994      1995      1996
                                                           -------------------------------     ----------------------------------
Cash Management Portfolio..............................    1.10%    0.78%    0.67%    0.62%    2.14%     3.65%     5.32%     4.90%
Global Bond Portfolio..................................    1.81     1.06     0.95     0.89     3.10      5.29      5.89      5.44
Corporate Bond Portfolio...............................    1.81     1.09     0.97     0.97     3.05      5.06      5.92      6.11
High-Yield Bond Portfolio..............................    1.29     0.93     0.80     0.77     9.08     11.06     10.80      9.41
Worldwide High Income Portfolio........................      --     2.26     1.30     1.18       --      3.82     10.46     10.45
SunAmerica Balanced Portfolio..........................      --       --       --     1.43       --        --        --      1.49

                                                                         DEBT           AVERAGE         AVERAGE         AVERAGE
                                                           YEAR       OUTSTANDING        DEBT           SHARES           DEBT
                                                           ENDED      AT YEAR END     OUTSTANDING     OUTSTANDING      PER SHARE
                                                         ---------    -----------     -----------     -----------     -----------
Worldwide High Income Portfolio........................   11/30/96        --           $ 120,656       3,085,308        $0.0391

See Notes to Financial Statements

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS* -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                                                                         RATIO OF
                                    NET                                                                                    NET
                                 REALIZED                                                                      RATIO OF  INVESTMENT
               NET                   &        TOTAL    DIVIDENDS  DIVIDENDS      NET                    NET    EXPENSES   INCOME
              ASSET      NET     UNREALIZED   FROM     DECLARED    FROM NET     ASSET                 ASSETS      TO        TO
              VALUE    INVEST-     GAIN      INVEST-   FROM NET    REALIZED     VALUE                 END OF   AVERAGE   AVERAGE
  PERIOD    BEGINNING    MENT    (LOSS) ON    MENT     INVESTMENT  GAIN ON     END OF      TOTAL      PERIOD     NET       NET
   ENDED    OF PERIOD  INCOME**  INVESTMENTS OPERATIONS  INCOME   INVESTMENTS  PERIOD    RETURN***    (000'S)   ASSETS    ASSETS
  ------------------------------------------------------------------------------------------------------------------------------

Balanced/Phoenix Investment Counsel Portfolio
10/28/94-
11/30/94     $ 10.00    $ 0.04    $ (0.08)   $ (0.04)   $    --     $   --     $  9.96      (0.40)%  $   1,516   1.00%+++  4.25%+++
11/30/95        9.96      0.34       2.23       2.57      (0.05)        --       12.48      25.89       32,429   0.98++    3.08++
11/30/96       12.48      0.34       1.31       1.65      (0.19)     (0.31)      13.63      13.75       70,021   0.84      2.74
Asset Allocation Portfolio
7/1/93-
11/30/93       10.00      0.08       0.28       0.36         --         --       10.36       3.60       35,590   0.99+++   2.33+++
11/30/94       10.36      0.29      (0.25)      0.04      (0.05)     (0.03)      10.32       0.30      106,856   0.94++    2.71++
11/30/95       10.32      0.42       2.24       2.66      (0.20)     (0.04)      12.74      26.10      199,836   0.81      3.62
11/30/96       12.74      0.48       2.00       2.48      (0.31)     (0.39)      14.52      20.27      316,388   0.74      3.66
Utility Portfolio
6/3/96-
11/30/96       10.00      0.24       0.51       0.75         --         --       10.75       7.50        6,299   1.05+++   4.41+++
Growth-Income Portfolio
2/9/93-
11/30/93       10.00      0.12       0.49       0.61         --         --       10.61       6.10       45,080   0.82+++   1.59+++
11/30/94       10.61      0.13      (0.36)     (0.23)     (0.04)     (0.01)      10.33      (2.20)      84,899   0.81++    1.26++
11/30/95       10.33      0.17       3.31       3.48      (0.10)        --       13.71      33.89      171,281   0.77      1.42
11/30/96       13.71      0.18       3.48       3.66      (0.12)     (0.43)      16.82      27.41      325,463   0.72      1.21
Federated Value Portfolio
6/3/96-
11/30/96       10.00      0.07       1.01       1.08         --         --       11.08      10.80       12,460   1.05+++   1.26+++
Venture Value Portfolio
10/28/94-
11/30/94       10.00      0.03      (0.25)     (0.22)        --         --        9.78      (2.20)       4,449   1.10+++   3.93+++
11/30/95        9.78      0.17       3.55       3.72      (0.03)        --       13.47      38.17      154,908   1.00++    1.43++
11/30/96       13.47      0.18       3.46       3.64      (0.09)     (0.12)      16.90      27.44      516,413   0.85      1.21


                        AVERAGE
                        COMMISSION
  PERIOD     PORTFOLIO    PER
   ENDED     TURNOVER    SHARE@
-------------------------------
Balanced/Phoenix Investment Counsel Portfolio
10/28/94-
11/30/94           10%   $   NA
11/30/95          153        NA
11/30/96          194     .0589
Asset Allocation Portfolio
7/1/93-
11/30/93           71        NA
11/30/94          152        NA
11/30/95          207        NA
11/30/96          200     .0587
Utility Portfolio
6/3/96-
11/30/96           24     .0439
Growth-Income Portfolio
2/9/93-
11/30/93           27        NA
11/30/94           59        NA
11/30/95           59        NA
11/30/96           82     .0597
Federated Value Portfolio
6/3/96-
11/30/96           30     .0520
Venture Value Portfolio
10/28/94-
11/30/94           --        NA
11/30/95           18        NA
11/30/96           22     .0598

   *  Calculated based upon average shares outstanding

   **  After fee waivers and expense reimbursements by the investment adviser

   *** Does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company and First SunAmerica Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.

   @ The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased or sold.

   +  Annualized

   ++ During the periods ended November 30, 1993, 1994, 1995 and 1996, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:

                                                                     EXPENSES                    NET INVESTMENT INCOME (LOSS)
                                                          -------------------------------     -----------------------------------
                                                          1993     1994     1995     1996     1993      1994      1995      1996
                                                          -------------------------------     -----------------------------------
Balanced/Phoenix Investment Counsel Portfolio.........     --%     6.82%    1.11%    0.84%       --%    (1.57)%    2.95%     2.74%
Asset Allocation Portfolio............................    1.67     0.94     0.81     0.74      1.65      2.71      3.62      3.66
Utility Portfolio.....................................     --       --       --      1.93        --        --        --      3.53
Growth-Income Portfolio...............................    1.40     0.89     0.77     0.72      1.01      1.18      1.42      1.21
Federated Value Portfolio.............................     --       --       --      1.57        --        --        --      0.74
Venture Value Portfolio...............................     --      3.89     1.02     0.85        --      1.14      1.41      1.21

See Notes to Financial Statements

---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS* -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                                                                          RATIO OF
                                    NET                                                                                     NET
                                 REALIZED                                                                       RATIO OF  INVESTMENT
               NET       NET         &        TOTAL    DIVIDENDS  DIVIDENDS      NET                   NET      EXPENSES   INCOME
              ASSET    INVEST-   UNREALIZED   FROM     DECLARED    FROM NET     ASSET                ASSETS        TO        TO
              VALUE      MENT      GAIN      INVEST-   FROM NET    REALIZED     VALUE                END OF     AVERAGE   AVERAGE
  PERIOD    BEGINNING   INCOME   (LOSS) ON    MENT     INVESTMENT  GAIN ON     END OF      TOTAL     PERIOD       NET       NET
   ENDED    OF PERIOD  (LOSS)**  INVESTMENTS OPERATIONS  INCOME   INVESTMENTS  PERIOD    RETURN***   (000'S)     ASSETS    ASSETS
  ------------------------------------------------------------------------------------------------------------------------------

Alliance Growth Portfolio
2/9/93-
11/30/93     $ 10.00    $ 0.05    $  0.87    $  0.92    $    --     $   --     $ 10.92       9.20%  $  23,256   0.82%+++  0.61%+++
11/30/94       10.92      0.04      (0.14)     (0.10)     (0.01)     (0.17)      10.64      (0.93)     53,213   0.82++    0.37++
11/30/95       10.64      0.07       5.08       5.15      (0.03)     (0.13)      15.63      48.91     167,870   0.79      0.51
11/30/96       15.63      0.08       4.07       4.15      (0.04)     (1.01)      18.73      28.05     381,367   0.71      0.51
Growth/Phoenix Investment Counsel Portfolio
2/9/93-
11/30/93       10.00      0.17       0.61       0.78         --         --       10.78       7.80      65,032   0.82+++   2.20+++
11/30/94       10.78      0.16      (0.87)     (0.71)     (0.06)        --       10.01      (6.64)    104,194   0.81++    1.52++
11/30/95       10.01      0.12       3.14       3.26      (0.13)        --       13.14      32.92     149,910   0.76      1.01
11/30/96       13.14      0.11       2.16       2.27      (0.11)     (0.91)      14.39      18.40     186,368   0.74      0.82
Provident Growth Portfolio
2/9/93-
11/30/93       10.00      0.02       0.02       0.04         --         --       10.04       0.40      42,911   0.97+++   0.32+++
11/30/94       10.04      0.03      (0.01)      0.02      (0.01)        --       10.05       0.19      75,342   0.96++    0.31++
11/30/95       10.05     (0.01)      3.09       3.08      (0.03)        --       13.10      30.66     115,276   0.93     (0.05)
11/30/96       13.10        --       2.61       2.61         --         --       15.71      19.92     160,073   0.90     (0.02)
Global Equities Portfolio
2/9/93-
11/30/93       10.00      0.03       0.96       0.99         --         --       10.99       9.90      43,737   1.50+++   0.38+++
11/30/94       10.99      0.05       0.71       0.76      (0.01)     (0.07)      11.67       6.87     136,758   1.28      0.42
11/30/95       11.67      0.12       1.64       1.76      (0.08)     (0.29)      13.06      15.58     165,752   1.14      1.02
11/30/96       13.06      0.14       2.19       2.33      (0.14)     (0.33)      14.92      18.21     246,482   1.03      1.04
International Diversified Equities Portfolio
10/28/94-
11/30/94       10.00      0.01      (0.23)     (0.22)        --         --        9.78      (2.20)     12,438   1.70+++   1.60+++
11/30/95        9.78      0.07       0.38       0.45      (0.08)        --       10.15       4.63      48,961   1.70++    0.76++
11/30/96       10.15      0.05       1.43       1.48      (0.26)        --       11.37      14.85     157,008   1.59      0.47
Aggressive Growth Portfolio
6/3/96-
11/30/96       10.00      0.02       0.34       0.36         --         --       10.36       3.60      35,124   1.05+++   0.46+++


                        AVERAGE
                        COMMISSION
  PERIOD     PORTFOLIO    PER
   ENDED     TURNOVER    SHARE@
----------------------------------
Alliance Growth Portfolio
2/9/93-
11/30/93           73%   $   NA
11/30/94          146        NA
11/30/95          138        NA
11/30/96          121     .0649
Growth/Phoenix Investment Counsel Portfolio
2/9/93-
11/30/93          165        NA
11/30/94          211        NA
11/30/95          229        NA
11/30/96          164     .0534
Provident Growth Portfolio
2/9/93-
11/30/93           40        NA
11/30/94           54        NA
11/30/95           52        NA
11/30/96           63     .0443
Global Equities Portfolio
2/9/93-
11/30/93           58        NA
11/30/94           67        NA
11/30/95          106        NA
11/30/96           70     .0256
International Diversified Equities Portfolio
10/28/94-
11/30/94           --        NA
11/30/95           52        NA
11/30/96           53     .0023
Aggressive Growth Portfolio
6/3/96-
11/30/96           47     .0600

   *  Calculated based upon average shares outstanding

   **  After fee waivers and expense reimbursements by the investment adviser

   *** Does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company and First SunAmerica Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.

   @ The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased or sold.

   +  Annualized

   ++ During the periods ended November 30, 1993, 1994, 1995 and 1996, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the portfolios. If all fees and expenses had been incurred by the portfolios, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows:

                                                                     EXPENSES                    NET INVESTMENT INCOME (LOSS)
                                                          -------------------------------     -----------------------------------
                                                          1993     1994     1995     1996     1993      1994      1995      1996
                                                          -------------------------------     -----------------------------------
Alliance Growth Portfolio.............................    1.56%    0.96%    0.79%    0.71%    (0.13)%    0.23%     0.51%     0.51%
Growth/Phoenix Investment Counsel Portfolio...........    1.28     0.87     0.76     0.74      1.74      1.46      1.01      0.82
Provident Growth Portfolio............................    1.46     1.05     0.93     0.90     (0.17)     0.22     (0.05)    (0.02)
Global Equities Portfolio.............................    2.52     1.28     1.14     1.03     (0.64)     0.42      1.02      1.04
International Diversified Equities Portfolio..........     --      3.50     2.09     1.59        --     (0.20)     0.37      0.47
Aggressive Growth Portfolio...........................     --       --       --      1.09        --        --        --      0.42

See Notes to Financial Statements

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of SunAmerica Series Trust

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Management Portfolio, Global Bond Portfolio, Corporate Bond Portfolio (formerly Fixed Income Portfolio), High-Yield Bond Portfolio, Worldwide High Income Portfolio, SunAmerica Balanced Portfolio, Balanced/Phoenix Investment Counsel Portfolio, Asset Allocation Portfolio, Utility Portfolio, Growth-Income Portfolio, Federated Value Portfolio, Venture Value Portfolio, Alliance Growth Portfolio, Growth/Phoenix Investment Counsel Portfolio, Provident Growth Portfolio, Global Equities Portfolio, International Diversified Equities Portfolio and Aggressive Growth Portfolio (constituting SunAmerica Series Trust, hereafter referred to as the "Fund") at November 30, 1996, and the results of each of their operations, the changes in each of their net assets and the financial highlights, for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York
January 10, 1997

---------------------

---------------------

SUNAMERICA SERIES TRUST
SHAREHOLDER INFORMATION (UNAUDITED)

SUPPLEMENTAL PROXY INFORMATION: A Special Meeting of the Shareholders of the SunAmerica Series Trust Fixed Income Portfolio was held on June 3, 1996. The following is a summary of each proposal presented and the total number of shares voted:

                                                               VOTES IN             VOTES               VOTES
                        PROPOSAL                               FAVOR OF            AGAINST            ABSTAINED
---------------------------------------------------------------------------------------------------------------------
1.  Proposal to approve, with respect to the Portfolio,
    the continuation of the Investment Advisory and
    Management Agreement between SunAmerica Asset
    Management Corp. ("SunAmerica") and the Trust on
    behalf of the Portfolio..............................      2,855,767             47,706             155,340
2.  Proposal to approve new Subadvisory Agreement between
    SunAmerica and Federated Investment Counseling
    ("Federated") pursuant to which Federated will serve as
    subadviser with respect to the assets of the
    Portfolio. ..........................................      2,807,264            82,719             168,849

                                                           ---------------------

                                     PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

(a)  Financial Statements.


                 Set forth in Part B of Registrant's Statement of Additional Information are the audited financial statements of SunAmerica Series Trust with respect to Registrant's fiscal year ended November 30, 1996. The Financial Highlights are set forth in Part A of the Prospectus under the caption "Financial Highlights." No financial statements are included in Part C.

                 All other financial statements, schedules and historical financial information are omitted because the conditions requiring their filing do not exist.

(b)  Exhibits.

         (1) Declaration of Trust, as amended. Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on February 29, 1996.

         (2) By-Laws. Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on February 29, 1996.

         (3)     Voting Trust Agreement.  Inapplicable.

         (4)     Share of Beneficial Interest.  Inapplicable.


         (5)(a) Investment Advisory and Management Agreement between Registrant and SunAmerica Asset Management Corporation.



         (5)(b) Subadvisory Agreements. Transmitted herewith are the subadvisory agreements filed between Davis Selected Advisers, L.P. and SunAmerica Asset Management Corp., and Putnam Investment Management, Inc. and SunAmerica Asset Management Corp. All other agreements are incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on February 29, 1996.


         (6)     Distribution Agreement.  Inapplicable.

         (7)     Bonus, Profit Sharing, Pension or Similar Contracts.
                 Inapplicable.

         (8) Custodian Contract. Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on February 28, 1997.

         (9) Fund Participation Agreement between Registrant and Anchor National Life Insurance Company, on behalf of itself and Variable Separate Account. Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on February 29, 1996.


         (9)(a) Transfer Agency and Service Agreement filed between the Registrant and State Street Bank and Trust Company.


         (10)    Opinion and Consent of Counsel. Inapplicable

         (11)    Consent of Independent Accountants.

         (12)    Financial Statements Omitted from Item 23.  Inapplicable.

         (13)    Initial Capitalization Agreement.  Inapplicable.

         (14)    Model Plan.  Inapplicable.

         (15)    Rule 12b-1 Plan.  Inapplicable.

         (16)    Performance Computations.  Inapplicable.


         (17)    Financial Data Schedules.

(c) Other Exhibits

         (1) Power of Attorney Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on February 29, 1996.



Item 25. Persons Controlled by or Under Common Control with Registrant.

         Incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 2-85370) filed on November 3, 1992.

Item 26. Number of Holders of Securities.


         As of March 31, 1997, the number of record holders of SunAmerica Series Trust was as follows:


             Title of Class                             Number of Record Holders

             Shares of Beneficial Interest                          3*

         * Held by Variable Separate Account of Anchor National Life Insurance Company, FS Variable Separate Account of First SunAmerica Life Insurance Company and SunAmerica Inc.

Item 27. Indemnification.

         Article VI of the Registrant's By-Laws relating to the indemnification of officers and trustees is quoted below:

                                   ARTICLE VI
                                INDEMNIFICATION

                 The Trust shall provide any indemnification required by applicable law and shall indemnify trustees, officers, agents and employees as follows:

         (a) the Trust shall indemnify any director or officer of the Trust who was or is a party or is threatened to be made a party of any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such Person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, Trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such Person in connection with such action, suit or proceeding, provided such Person acted in good faith an in a manner such Person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such Person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Person did not reasonably believe his or her actions to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such Person's conduct was unlawful.

         (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a part or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such Person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, Trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such Person in connection with the defense or settlement of such action or suit if such Person acted in good faith and in a manner such Person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such Person shall have been adjudged to be liable for negligence or misconduct in the performance of such Person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such Person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

         (c) To the extent that a Trustee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such Person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such Person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

         (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper in view of the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were disinterested and not parties to such action, suit or proceedings, or
         (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion, and any determination so made shall be conclusive and binding upon all parties.

         (e) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such Person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel.

         Prior to any payment being made pursuant to this paragraph, a majority of quorum of disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

         (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

         (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a Person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a Person.

         (h) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its Shareholders to which such Person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office.

         (i) The Trust shall have power to purchase and maintain insurance on behalf of any Person against any liability asserted against or incurred by such Person, whether or not the Trust would have the power to indemnify such Person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any Person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission.

                          * * * * * * * * * * * * * *

                 The Investment Advisory and Management Agreement provides that in absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office on the part of the Investment Adviser (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with the Investment Adviser to perform or assist in the performance of its obligations under each Agreement) the Investment Adviser shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of, or connected with, rendering services, including without limitation, any error of judgment or mistake or law or for any loss suffered by any of them in connection with the matters to which each Agreement relates, except to the extent specified in Section 36(b) of the Investment Company Act of 1940 concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services. Certain of the Subadvisory Agreements provide for similar indemnification of the Subadviser by the Investment Adviser.

                 SunAmerica Inc., the parent of Anchor National Life Insurance Company, provides, without cost to the Fund, indemnification of individual trustees. By individual letter agreement, SunAmerica Inc. indemnifies each trustee to the fullest extent permitted by law against expenses and liabilities (including damages, judgments, settlements, costs, attorney's fees, charges and expenses) actually and reasonably incurred in connection with any action which is the subject of any threatened, asserted, pending or completed action, suit or proceeding, whether civil, criminal, administrative, investigative or otherwise and whether formal or informal to which any trustee was, is or is threatened to be made a party by reason of facts which include his being or having been a trustee, but only to the extent such expenses and liabilities are not covered by insurance.

                 Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28. Business and other Connections of Investment Adviser.

         SunAmerica Asset Management Corp. ("SAAMCo"), the Investment Adviser of the Trust, is primarily in the business of providing investment management, advisory and administrative services. Reference is made to the most recent Form ADV and schedules thereto of SAAMCo on file with the Commission (File No. 801-19813) for a description of the names and employment of the directors and officers of SAAMCo and other required information.

         Alliance Capital Management L.P., Federated Investment Counseling, Goldman Sachs Asset Management, Goldman Sachs Asset Management International, Phoenix Investment Counsel, Inc., Provident Investment Counsel, Inc., Davis Selected Advisers, L.P., Morgan Stanley Asset Management Inc. and Federated Investment Counseling, the Subadvisers of certain of the Portfolios of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of Alliance Capital Management L.P., Goldman Sachs Asset Management, Goldman Sachs Asset Management International, Phoenix Investment Counsel, Inc., Putnam Investment Management, Inc., Davis Selected Advisers, L.P. Morgan Stanley Asset Management Inc. and Federated Investment Counseling, and other required information:

                                                   File No.
         Alliance Capital Management L.P.          801-32361
         Federated Investment Counseling           801-34611
         Goldman Sachs Asset Management            801-16048
         Goldman Sachs Asset Management Int'l.     801-38157
         Phoenix Investment Counsel, Inc.          801-5995

         Putnam Investment Management, Inc.        801-7974

         Davis Selected Advisers, L.P.             801-31648
         Morgan Stanley Asset Management Inc.      801-15757
         Federated Investment Counseling           801-34611

Item 29. Principal Underwriters.

         There is no Principal Underwriter for the Registrant.

Item 30. Location of Accounts and Records.

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian, transfer agent and dividend paying agent. It maintains books, records and accounts pursuant to the instructions of the Trust.

         SunAmerica Asset Management Corp., is located at The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. Alliance Capital Management L.P. is located at 1345 Avenue of the Americas, New York, New York 10105. Goldman Sachs Asset Management and Goldman Sachs Asset Management International are located at 85 Broad Street, 12th Floor, New York, New York 10005. Morgan Stanley Asset Management Inc., is located at 1221 Avenue of the Americas, 22nd Floor, New York, New York 10020. Phoenix Investment Counsel, Inc. is located at One American Row, Hartford, Connecticut 06115. Putnam Investment Management, Inc., is located at One Post Office Square, Boston, Massachusetts 02109. Davis Selected Advisers, L.P. is located at 124 East Marcy Street, Sante Fe, New Mexico 87501. Federated Investment Counseling is located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. Each of the Investment Adviser and Subadvisers maintain the books, accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.


Item 31. Management Services.

         None.


Item 32. Undertakings.

         Registrant hereby undertakes to:
         (c) furnish an investor to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment No. 12 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused the Post-Effective Amendment No. 12 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 7th day of May, 1997.

                                                   SUNAMERICA SERIES TRUST


                                                   By: /s/ Peter C. Sutton
                                                       ------------------------
                                                           Peter C. Sutton
                                                           Vice President

         Pursuant to the requirements of the Securities Act of 1933, as amended, the Post-Effective Amendment No. 12 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                *                 Trustee, Chairman and             May 7, 1997
------------------------------    President
James K. Hunt                     (Principal Executive Officer)

                *                 Senior Vice President,            May 7, 1997
------------------------------    Treasurer and Controller
Scott L. Robinson                 (Principal Financial
                                  and Accounting Officer)

                *                 Trustee                           May 7, 1997
------------------------------
Richards D. Barger


                *                 Trustee                           May 7, 1997
------------------------------
Norman J. Metcalfe


*By: /s/ Robert M. Zakem
     -------------------------
         Robert M. Zakem
         Attorney-in-Fact

                            SUNAMERICA SERIES TRUST

                                 EXHIBIT INDEX


  Exhibit No.       Name
  -----------       ----
     5(a)           Investment Advisory and Management Agreement

     5(b)           Subadvisory Agreements

     9(a)           Transfer Agency and Service Agreement

     11             Consent of Accountants

     27(a)          Financial Data Schedule

     27(b)          Financial Data Schedule

     27(c)          Financial Data Schedule

     27(d)          Financial Data Schedule

     27(e)          Financial Data Schedule

     27(f)          Financial Data Schedule

     27(g)          Financial Data Schedule

     27(h)          Financial Data Schedule

     27(i)          Financial Data Schedule

     27(j)          Financial Data Schedule

     27(k)          Financial Data Schedule

     27(l)          Financial Data Schedule

     27(m)          Financial Data Schedule

     27(n)          Financial Data Schedule

     27(o)          Financial Data Schedule

     27(p)          Financial Data Schedule

     27(q)          Financial Data Schedule

     27(r)          Financial Data Schedule

